UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

November 30, 2014 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Consumer Discretionary - 9.8%

Apparel Retail - 1.1%
DSW, Inc., Class A	19,569	$694,308
Automotive Retail - 3.0%
AutoZone, Inc. (1) (2)	1,813	1,047,388
O’Reilly Automotive, Inc. (1) (2)	4,176	763,123

		1,810,511
Department Stores - 0.4%
Kohl’s Corp. (2)	3,618	215,705
Education Services - 1.3%
Graham Holdings Co., Class B (2)	863	765,904
Publishing - 1.8%
John Wiley & Sons, Inc., Class A (2)	13,039	778,689
Morningstar, Inc.	4,550	303,667

		1,082,356
Restaurants - 1.3%
McDonald’s Corp.	7,814	756,473
Specialty Stores - 0.9%
PetSmart, Inc. (2)	7,259	571,719

Total Consumer Discretionary		5,896,976

Consumer Staples - 20.3%

Drug Retail - 0.1%
CVS Health Corp. (2)	898	82,041
Food Distributors - 0.2%
Sysco Corp. (2)	2,323	93,524
Food Retail - 1.4%
Kroger Co. (2)	13,786	824,954
Household Products - 5.0%
Church & Dwight Co., Inc.	13,613	1,044,253
Clorox Co. (2)	5,317	540,313
Kimberly-Clark Corp.	8,984	1,047,445
Procter & Gamble Co.	1,831	165,577
Spectrum Brands Holdings, Inc.	2,312	212,635

		3,010,223
Hypermarkets & Super Centers - 3.5%
Costco Wholesale Corp.	7,638	1,085,513
Wal-Mart Stores, Inc.	11,736	1,027,369

		2,112,882
Packaged Foods & Meats - 5.9%
ConAgra Foods, Inc. (2)	22,625	826,265
General Mills, Inc. (2)	16,932	893,163
Hershey Co. (2)	5,265	527,974
Kellogg Co.	13,015	862,244
Tyson Foods, Inc., Class A	11,155	472,303

		3,581,949
Soft Drinks - 3.6%
Dr. Pepper Snapple Group, Inc. (2)	15,431	1,141,894
PepsiCo, Inc.	10,209	1,021,921

		2,163,815

Tobacco - 0.6%
Lorillard, Inc.	5,890	371,895

Total Consumer Staples		12,241,283

Energy - 3.0%

Integrated Oil & Gas - 2.4%
Chevron Corp.	6,980	759,913
Exxon Mobil Corp. (2)	7,451	674,613

		1,434,526
Oil & Gas-Exploration & Production - 0.6%
Southwestern Energy Co. (1) (2)	11,844	381,140

Total Energy		1,815,666

Financials - 17.2%

Diversified Banks - 0.4%
Wells Fargo & Co.	4,222	230,014
Mortgage REIT’s - 1.5%
Annaly Capital Management, Inc. (2)	77,709	895,208
Property & Casualty Insurance - 6.2%
Allied World Assurance Co. Holdings AG	27,758	1,046,477
Axis Capital Holdings, Ltd.	19,640	982,982
Erie Indemnity Co., Class A (2)	4,061	354,241
Travelers Cos., Inc. (2)	6,489	677,776
W.R. Berkley Corp.	987	51,561
White Mountains Insurance Group, Ltd. (2)	1,028	651,515

		3,764,552
Regional Banks - 1.7%
BOK Financial Corp. (2)	12,427	800,920
PNC Financial Services Group, Inc. (2)	2,578	225,498

		1,026,418
Reinsurance - 6.6%
Everest Re Group, Ltd. (2)	6,105	1,070,756
PartnerRe, Ltd. (2)	9,634	1,122,457
RenaissanceRe Holdings, Ltd. (2)	8,994	880,692
Validus Holdings, Ltd. (2)	21,573	895,280

		3,969,185
Residential REIT’s - 0.8%
Home Properties, Inc. (2)	7,478	487,491

Total Financials		10,372,868

Healthcare - 15.9%

Biotechnology - 0.1%
Myriad Genetics, Inc. (1) (2)	2,166	72,626
Healthcare Equipment - 2.1%
C.R. Bard, Inc.	3,804	636,599
Edwards Lifesciences Corp. (1)	4,756	616,758

		1,253,357
Healthcare Services - 5.8%
Express Scripts Holding Co. (1) (2)	13,483	1,121,112
Laboratory Corporation of America Holdings (1) (2)	8,910	932,342
MEDNAX, Inc. (1) (2)	8,314	544,235
Quest Diagnostics, Inc. (2)	14,072	919,042

		3,516,731
Healthcare Supplies - 0.1%
Halyard Health, Inc. (1) (2)	1,138	44,621
Life Sciences Tools & Services - 0.8%
Covance, Inc. (1)	4,395	451,015
Managed Healthcare - 2.0%
Cigna Corp.	7,218	742,660
WellPoint, Inc.	3,688	471,732

		1,214,392

Pharmaceuticals - 5.0%
Eli Lilly & Co. (2)	5,432	370,028
Johnson & Johnson (2)	10,154	1,099,170
Merck & Co., Inc.	16,604	1,002,882
Pfizer, Inc.	16,801	523,351

		2,995,431

Total Healthcare		9,548,173

Information Technology - 15.3%

Application Software - 1.5%
Citrix Systems, Inc. (1) (2)	13,522	896,644
Communications Equipment - 2.3%
Brocade Communications Systems, Inc. (2)	14,097	159,437
Cisco Systems, Inc. (2)	38,272	1,057,838
QUALCOMM, Inc.	1,925	140,333

		1,357,608
Consulting & Other Services - 1.9%
Amdocs, Ltd.	23,779	1,159,107
Data Processing & Outsourced Services - 1.2%
Genpact, Ltd. (1)	40,487	729,576
Electronic Components - 0.1%
Dolby Laboratories, Inc., Class A	1,618	71,807
Internet Software & Services - 0.3%
VeriSign, Inc. (1) (2)	3,339	200,674
Systems Software - 1.7%
Symantec Corp.	39,168	1,021,893
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	10,967	1,304,305
EMC Corp.	31,874	967,376
Hewlett-Packard Co.	13,729	536,255
NetApp, Inc. (2)	23,497	999,797

		3,807,733

Total Information Technology		9,245,042

Materials - 1.5%

Metal & Glass Containers - 1.5%
Silgan Holdings, Inc.	17,243	870,082

Telecommunication Services - 3.0%

Integrated Telecommunication Services - 2.6%
AT&T, Inc. (2)	20,192	714,393
Verizon Communications, Inc. (2)	17,538	887,247

		1,601,640
Wireless Telecommunication Services - 0.4%
SBA Communications Corp., Class A (1)	1,782	216,816

Total Telecommunication Services		1,818,456

Utilities - 12.3%

Electric Utilities - 7.9%
American Electric Power Co., Inc.	6,327	364,119
Edison International (2)	17,123	1,088,338
Entergy Corp. (2)	14,754	1,237,861
Exelon Corp. (2)	27,502	994,747
Southern Co. (2)	14,769	700,494
Xcel Energy, Inc. (2)	10,160	344,830

		4,730,389
Gas Utilities - 1.3%
AGL Resources, Inc. (2)	15,183	794,223

Multi-Utilities - 1.5%
Consolidated Edison, Inc. (2)	12,535	791,585
DTE Energy Co. (2)	1,670	136,038

		927,623
Water Utilities - 1.6%
American Water Works Co., Inc.	18,455	979,038

Total Utilities		7,431,273

Total Common Stocks (identified cost $50,632,508)		59,239,819

Short-Term Investments - 47.2%

Collateral Pool Investments for Securities on Loan - 45.7%
Collateral pool allocation (12)		27,534,875
Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (10)	889,461	889,461

Total Short-Term Investments (identified cost $28,424,336)		28,424,336

Total Investments - 145.5% (identified cost $79,056,844)		87,664,155
Other Assets and Liabilities - (45.5)%		(27,394,120)

Total Net Assets - 100.0%		$60,270,035

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.5%

Consumer Discretionary - 8.8%

Advertising - 1.7%
Omnicom Group, Inc. (2)	26,428	$2,042,092
Automobile Manufacturers - 0.5%
General Motors Co.	18,254	610,231
Cable & Satellite - 1.1%
Comcast Corp., Class A (2)	23,637	1,348,254
Computer & Electronics Retail - 0.4%
GameStop Corp., Class A (2)	14,201	536,940
Department Stores - 1.5%
Macy’s, Inc. (2)	29,541	1,917,506
Home Furnishings - 1.0%
Leggett & Platt, Inc. (2)	29,286	1,232,648
Home Improvement Retail - 1.2%
Home Depot, Inc.	14,905	1,481,557
Hotels, Resorts & Cruise Lines - 0.5%
Wyndham Worldwide Corp.	7,486	624,033
Publishing - 0.9%
Gannett Co., Inc.	33,956	1,105,268

Total Consumer Discretionary		10,898,529

Consumer Staples - 9.6%

Agricultural Products - 1.3%
Archer-Daniels-Midland Co.	30,280	1,595,150
Household Products - 1.5%
Kimberly-Clark Corp.	15,979	1,862,992
Soft Drinks - 1.9%
Dr. Pepper Snapple Group, Inc. (2)	22,721	1,681,354
PepsiCo, Inc.	6,382	638,838

		2,320,192
Tobacco - 4.9%
Altria Group, Inc. (2)	59,536	2,992,279
Lorillard, Inc.	35,811	2,261,107
Philip Morris International, Inc.	9,106	791,585

		6,044,971

Total Consumer Staples		11,823,305

Energy - 7.7%

Integrated Oil & Gas - 4.3%
Chevron Corp. (2)	24,466	2,663,613
Exxon Mobil Corp. (2)	5,829	527,758
Occidental Petroleum Corp. (2)	26,080	2,080,402

		5,271,773
Oil & Gas-Drilling - 0.9%
Ensco PLC	12,580	425,204
Helmerich & Payne, Inc. (2)	9,413	654,674

		1,079,878
Oil & Gas-Exploration & Production - 1.6%
ConocoPhillips (2)	31,032	2,050,284

Oil & Gas-Refining & Marketing - 0.4%
Phillips 66	7,152	522,239
Oil & Gas-Storage & Transportation - 0.5%
Kinder Morgan, Inc. (2)	14,874	615,040

Total Energy		9,539,214

Financials - 16.5%

Asset Management & Custody Banks - 2.0%
Ameriprise Financial, Inc.	10,978	1,446,571
Invesco, Ltd.	25,675	1,036,243

		2,482,814
Consumer Finance - 3.9%
Capital One Financial Corp.	9,021	750,547
Discover Financial Services (2)	14,060	921,633
Navient Corp.	150,922	3,163,325

		4,835,505
Diversified Banks - 6.2%
JPMorgan Chase & Co. (2)	47,269	2,843,703
U.S. Bancorp (2)	14,214	628,259
Wells Fargo & Co. (2)	78,085	4,254,071

		7,726,033
Hotel & Resort REIT’s - 1.2%
Host Hotels & Resorts, Inc. (2)	65,497	1,522,150
Regional Banks - 1.9%
Fifth Third Bancorp	85,148	1,713,178
PNC Financial Services Group, Inc. (2)	7,012	613,340

		2,326,518
Retail REIT’s - 0.8%
Kimco Realty Corp. (2)	36,767	935,720
Specialized REIT’s - 0.5%
Weyerhaeuser Co. (2)	17,478	617,148

Total Financials		20,445,888

Healthcare - 12.4%

Biotechnology - 0.7%
Amgen, Inc.	5,186	857,298
Healthcare Equipment - 0.8%
Medtronic, Inc. (2)	12,773	943,542
Pharmaceuticals - 10.9%
AbbVie, Inc. (2)	21,841	1,511,397
Eli Lilly & Co. (2)	22,880	1,558,585
Johnson & Johnson (2)	27,616	2,989,432
Merck & Co., Inc.	52,592	3,176,557
Pfizer, Inc.	136,372	4,247,988

		13,483,959

Total Healthcare		15,284,799

Industrials - 9.5%

Aerospace & Defense - 5.7%
Boeing Co. (2)	15,549	2,089,164
General Dynamics Corp.	5,596	813,434
Honeywell International, Inc.	10,429	1,033,201
Lockheed Martin Corp.	16,122	3,088,330

		7,024,129
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B (2)	9,524	1,046,878
Construction Machinery & Heavy Trucks - 0.7%
Caterpillar, Inc. (2)	8,011	805,907

Industrial Conglomerates - 1.5%
General Electric Co.	69,879	1,851,095
Railroads - 0.8%
Union Pacific Corp.	8,372	977,598

Total Industrials		11,705,607

Information Technology - 15.5%

Communications Equipment - 3.0%
Cisco Systems, Inc. (2)	135,611	3,748,288
Semiconductor Equipment - 0.9%
KLA-Tencor Corp. (2)	15,937	1,106,665
Semiconductors - 2.0%
Intel Corp. (2)	65,807	2,451,311
Systems Software - 4.0%
CA, Inc. (2)	41,662	1,297,771
Microsoft Corp.	75,476	3,608,508

		4,906,279
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	27,173	3,231,685
Hewlett-Packard Co.	19,555	763,818
NetApp, Inc. (2)	18,654	793,728
Seagate Technology PLC (2)	32,913	2,175,878

		6,965,109

Total Information Technology		19,177,652

Materials - 5.4%

Commodity Chemicals - 2.0%
LyondellBasell Industries NV	31,594	2,491,503
Diversified Chemicals - 1.0%
Dow Chemical Co.	25,627	1,247,266
Paper Packaging - 0.5%
Avery Dennison Corp.	11,778	583,129
Paper Products - 1.9%
International Paper Co. (2)	43,294	2,330,083

Total Materials		6,651,981

Telecommunication Services - 5.9%

Integrated Telecommunication Services - 5.9%
AT&T, Inc. (2)	94,910	3,357,916
Verizon Communications, Inc. (2)	77,689	3,930,286

Total Telecommunication Services		7,288,202

Utilities - 6.2%

Electric Utilities - 4.8%
American Electric Power Co., Inc.	52,707	3,033,288
Exelon Corp. (2)	26,872	971,960
Pinnacle West Capital Corp. (2)	30,325	1,917,450

		5,922,698
Gas Utilities - 0.4%
AGL Resources, Inc. (2)	10,443	546,273
Multi-Utilities - 1.0%
CMS Energy Corp. (2)	35,585	1,177,864

Total Utilities		7,646,835

Total Common Stocks (identified cost $92,749,920)		120,462,012

Short-Term Investments - 45.1%

Collateral Pool Investments for Securities on Loan - 43.2%
Collateral pool allocation (12)		53,349,904
Mutual Funds - 1.9%
BMO Prime Money Market Fund, Class I, 0.010% (10)	2,383,698	2,383,698

Total Short-Term Investments (identified cost $55,733,602)		55,733,602

Total Investments - 142.6% (identified cost $148,483,522)		176,195,614
Other Assets and Liabilities - (42.6)%		(52,640,486)

Total Net Assets - 100.0%		$123,555,128

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.5%

Consumer Discretionary - 7.6%

Apparel Retail - 1.1%
Foot Locker, Inc. (2)	38,310	$2,194,780
Gap, Inc.	14,746	583,941

		2,778,721
Auto Parts & Equipment - 1.5%
Lear Corp.	39,849	3,821,918
Automotive Retail - 0.3%
O’Reilly Automotive, Inc. (1) (2)	3,999	730,777
Department Stores - 2.5%
Dillard’s, Inc., Class A (2)	11,384	1,341,946
Macy’s, Inc. (2)	80,481	5,224,022

		6,565,968
Home Improvement Retail - 0.4%
Home Depot, Inc.	10,058	999,765
Homefurnishing Retail - 1.8%
Bed Bath & Beyond, Inc. (1) (2)	65,059	4,773,379

Total Consumer Discretionary		19,670,528

Consumer Staples - 9.6%

Agricultural Products - 1.9%
Archer-Daniels-Midland Co.	91,287	4,808,999
Drug Retail - 2.6%
CVS Health Corp. (2)	74,281	6,786,312
Food Retail - 2.0%
Kroger Co. (2)	84,455	5,053,788
Hypermarkets & Super Centers - 0.3%
Wal-Mart Stores, Inc.	9,713	850,276
Packaged Foods & Meats - 0.8%
Tyson Foods, Inc., Class A	49,385	2,090,961
Soft Drinks - 2.0%
Dr. Pepper Snapple Group, Inc. (2)	71,516	5,292,184

Total Consumer Staples		24,882,520

Energy - 10.8%

Integrated Oil & Gas - 4.8%
Chevron Corp. (2)	46,771	5,091,959
Exxon Mobil Corp. (2)	80,927	7,327,130

		12,419,089
Oil & Gas-Drilling - 0.9%
Helmerich & Payne, Inc. (2)	32,218	2,240,762
Oil & Gas-Equipment & Services - 1.6%
Baker Hughes, Inc.	26,998	1,538,886
Halliburton Co.	58,667	2,475,747

		4,014,633
Oil & Gas-Exploration & Production - 1.2%
EOG Resources, Inc. (2)	34,778	3,015,948

Oil & Gas-Refining & Marketing - 2.3%
Marathon Petroleum Corp. (2)	49,355	4,446,392
Valero Energy Corp.	33,555	1,631,109

		6,077,501

Total Energy		27,767,933

Financials - 25.0%

Asset Management & Custody Banks - 2.0%
Ameriprise Financial, Inc.	39,437	5,196,613
Consumer Finance - 3.8%
Capital One Financial Corp.	53,668	4,465,178
Discover Financial Services (2)	80,386	5,269,302

		9,734,480
Diversified Banks - 5.1%
JPMorgan Chase & Co. (2)	32,727	1,968,856
Wells Fargo & Co.	204,934	11,164,804

		13,133,660
Hotel & Resort REIT’s - 0.9%
Host Hotels & Resorts, Inc. (2)	106,046	2,464,509
Life & Health Insurance - 1.3%
Unum Group (2)	101,099	3,358,509
Multi-Line Insurance - 1.0%
Assurant, Inc.	39,735	2,685,689
Office REIT’s - 1.2%
Boston Properties, Inc. (2)	23,248	3,013,871
Property & Casualty Insurance - 2.1%
Travelers Cos., Inc. (2)	52,638	5,498,039
Regional Banks - 4.1%
Fifth Third Bancorp	203,082	4,086,010
Huntington Bancshares, Inc. (2)	214,075	2,164,298
PNC Financial Services Group, Inc. (2)	50,193	4,390,382

		10,640,690
Reinsurance - 3.1%
Everest Re Group, Ltd. (2)	26,606	4,666,426
PartnerRe, Ltd. (2)	14,695	1,712,114
Reinsurance Group of America, Inc. (2)	18,023	1,544,932

		7,923,472
Residential REIT’s - 0.4%
Equity Residential (2)	15,214	1,077,760

Total Financials		64,727,292

Healthcare - 17.7%

Biotechnology - 1.6%
Gilead Sciences, Inc. (1) (2)	17,866	1,792,317
United Therapeutics Corp. (1) (2)	16,832	2,231,418

		4,023,735
Healthcare Equipment - 2.6%
Medtronic, Inc. (2)	91,225	6,738,791
Healthcare Facilities - 1.0%
HCA Holdings, Inc. (1) (2)	38,786	2,702,996
Managed Healthcare - 2.3%
Aetna, Inc.	31,142	2,716,828
Cigna Corp.	21,401	2,201,949
UnitedHealth Group, Inc.	10,367	1,022,497

		5,941,274
Pharmaceuticals - 10.2%
Johnson & Johnson	97,651	10,570,721
Merck & Co., Inc.	134,428	8,119,451
Mylan, Inc. (1) (2)	46,980	2,753,498
Pfizer, Inc.	154,933	4,826,163

		26,269,833

Total Healthcare		45,676,629

Industrials - 7.2%

Aerospace & Defense - 2.5%
General Dynamics Corp.	12,162	1,767,868
Northrop Grumman Corp.	20,641	2,908,936
Raytheon Co. (2)	17,281	1,843,883

		6,520,687
Airlines - 2.4%
Alaska Air Group, Inc. (2)	33,268	1,963,810
Southwest Airlines Co. (2)	103,234	4,317,246

		6,281,056
Diversified Support Services - 0.4%
Cintas Corp. (2)	15,065	1,102,005
Industrial Machinery - 0.8%
Snap-on, Inc.	15,153	2,050,656
Railroads - 1.1%
Union Pacific Corp.	23,534	2,748,065

Total Industrials		18,702,469

Information Technology - 10.8%

Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (2)	217,158	2,456,057
Cisco Systems, Inc. (2)	279,049	7,712,914

		10,168,971
Consulting & Other Services - 0.7%
Amdocs, Ltd.	34,024	1,658,500
Semiconductors - 0.5%
Intel Corp. (2)	35,704	1,329,974
Systems Software - 0.8%
Microsoft Corp.	44,801	2,141,936
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	42,754	5,084,733
Hewlett-Packard Co.	99,635	3,891,743
NetApp, Inc. (2)	86,534	3,682,022

		12,658,498

Total Information Technology		27,957,879

Materials - 1.5%

Commodity Chemicals - 1.5%
LyondellBasell Industries NV	48,275	3,806,967

Utilities - 7.3%

Electric Utilities - 3.9%
American Electric Power Co., Inc.	86,202	4,960,925
Edison International	11,975	761,131
Entergy Corp. (2)	11,148	935,317
Exelon Corp. (2)	94,196	3,407,070

		10,064,443
Gas Utilities - 1.5%
AGL Resources, Inc. (2)	33,349	1,744,486
UGI Corp. (2)	55,075	2,076,878

		3,821,364
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (2)	288,744	4,004,879
Multi-Utilities - 0.3%
PG&E Corp. (2)	16,458	831,129

Total Utilities		18,721,815

Total Common Stocks (identified cost $190,826,841)		251,914,032

Short-Term Investments - 43.6%

Collateral Pool Investments for Securities on Loan - 41.3%
Collateral pool allocation (12)		106,762,297
Mutual Funds - 2.3%
BMO Prime Money Market Fund, Class I, 0.010% (10)	6,009,390	6,009,390

Total Short-Term Investments (identified cost $112,771,687)		112,771,687

Total Investments - 141.1% (identified cost $303,598,528)		364,685,719
Other Assets and Liabilities - (41.1)%		(106,146,071)

Total Net Assets - 100.0%		$258,539,648

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 96.3%

Consumer Discretionary - 13.8%

Apparel, Accessories & Luxury Goods - 2.0%
Hanesbrands, Inc. (2)	43,209	$5,000,146
Auto Parts & Equipment - 2.5%
Lear Corp.	27,477	2,635,319
Magna International, Inc.	32,122	3,457,933

		6,093,252
Automotive Retail - 1.1%
O’Reilly Automotive, Inc. (1) (2)	15,449	2,823,150
Cable & Satellite - 1.3%
Comcast Corp., Class A (2)	54,363	3,100,866
Internet Retail - 2.7%
Expedia, Inc. (2)	34,049	2,966,009
Priceline Group, Inc. (1) (2)	3,212	3,726,530

		6,692,539
Movies & Entertainment - 2.5%
Live Nation Entertainment, Inc. (1) (2)	73,710	1,975,428
Walt Disney Co. (2)	44,028	4,073,030

		6,048,458
Restaurants - 0.3%
Chipotle Mexican Grill, Inc., Class A (1) (2)	968	642,384
Specialized Consumer Services - 1.4%
H&R Block, Inc.	106,289	3,575,562

Total Consumer Discretionary		33,976,357

Consumer Staples - 7.6%

Agricultural Products - 1.9%
Archer-Daniels-Midland Co.	89,136	4,695,684
Drug Retail - 2.0%
CVS Health Corp. (2)	53,374	4,876,249
Household Products - 0.4%
Church & Dwight Co., Inc.	14,811	1,136,152
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	17,230	2,448,727
Soft Drinks - 2.3%
PepsiCo, Inc.	56,178	5,623,418

Total Consumer Staples		18,780,230

Energy - 3.5%

Oil & Gas-Drilling - 0.9%
Helmerich & Payne, Inc. (2)	32,096	2,232,277
Oil & Gas-Equipment & Services - 1.0%
Baker Hughes, Inc. (2)	12,336	703,152
National Oilwell Varco, Inc.	25,646	1,719,308

		2,422,460
Oil & Gas-Exploration & Production - 1.6%
EOG Resources, Inc. (2)	44,959	3,898,844

Total Energy		8,553,581

Financials - 7.5%

Consumer Finance - 1.2%
Discover Financial Services (2)	44,712	2,930,871
Diversified Banks - 1.6%
Wells Fargo & Co.	72,816	3,967,016
Life & Health Insurance - 1.5%
Aflac, Inc. (2)	15,195	907,597
Prudential Financial, Inc.	32,996	2,804,000

		3,711,597
Regional Banks - 0.6%
Signature Bank (1) (2)	11,584	1,404,792
Reinsurance - 1.7%
Reinsurance Group of America, Inc.	49,279	4,224,196
Residential REIT’s - 0.9%
Equity Lifestyle Properties, Inc. (2)	43,915	2,178,623

Total Financials		18,417,095

Healthcare - 16.6%

Biotechnology - 8.4%
Amgen, Inc.	25,476	4,211,438
Celgene Corp. (1) (2)	60,674	6,898,027
Gilead Sciences, Inc. (1) (2)	72,171	7,240,195
United Therapeutics Corp. (1) (2)	18,041	2,391,695

		20,741,355
Healthcare Equipment - 3.8%
C.R. Bard, Inc. (2)	26,225	4,388,754
Edwards Lifesciences Corp. (1)	37,930	4,918,762

		9,307,516
Healthcare Services - 1.7%
DaVita HealthCare Partners, Inc. (1) (2)	56,805	4,347,287
Managed Healthcare - 1.5%
Centene Corp. (1) (2)	36,865	3,641,156
Pharmaceuticals - 1.2%
Johnson & Johnson	26,534	2,872,305

Total Healthcare		40,909,619

Industrials - 11.2%

Aerospace & Defense - 1.7%
General Dynamics Corp.	29,087	4,228,086
Airlines - 2.4%
Southwest Airlines Co. (2)	141,688	5,925,392
Construction Machinery & Heavy Trucks - 0.2%
Wabtec Corp. (2)	5,442	481,563
Diversified Support Services - 1.0%
Cintas Corp. (2)	36,092	2,640,130
Electrical Components & Equipment - 2.7%
AMETEK, Inc.	46,404	2,364,748
Roper Industries, Inc. (2)	26,839	4,235,731

		6,600,479
Railroads - 2.7%
Union Pacific Corp.	56,452	6,591,900
Research & Consulting Services - 0.5%
IHS, Inc., Class A (1)	9,944	1,217,742

Total Industrials		27,685,292

Information Technology - 29.9%

Application Software - 3.0%
Citrix Systems, Inc. (1) (2)	43,026	2,853,054
Open Text Corp. (2)	34,844	2,059,977
Synopsys, Inc. (1)	54,903	2,382,241

		7,295,272
Communications Equipment - 4.0%
F5 Networks, Inc. (1) (2)	27,625	3,568,874
QUALCOMM, Inc.	84,578	6,165,736

		9,734,610
Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp., Class A (1)	30,412	1,641,944
Data Processing & Outsourced Services - 2.1%
MasterCard, Inc., Class A	60,644	5,293,615
Internet Software & Services - 6.0%
eBay, Inc. (1)	23,869	1,309,931
Google, Inc., Class A (1)	8,880	4,875,830
Google, Inc., Class C (1)	8,879	4,810,909
VeriSign, Inc. (1) (2)	61,971	3,724,457

		14,721,127
Semiconductors - 3.0%
Intel Corp. (2)	45,726	1,703,293
Skyworks Solutions, Inc. (2)	85,770	5,786,902

		7,490,195
Systems Software - 5.5%
Microsoft Corp.	142,222	6,799,634
Oracle Corp. (2)	156,795	6,649,676

		13,449,310
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	116,972	13,911,480

Total Information Technology		73,537,553

Materials - 1.1%

Commodity Chemicals - 1.1%
LyondellBasell Industries NV	32,954	2,598,753

Telecommunication Services - 5.1%

Integrated Telecommunication Services - 3.2%
Verizon Communications, Inc. (2)	153,963	7,788,988
Wireless Telecommunication Services - 1.9%
SBA Communications Corp., Class A (1) (2)	39,435	4,798,057

Total Telecommunication Services		12,587,045

Total Common Stocks (identified cost $172,313,113)		237,045,525

Short-Term Investments - 43.0%

Collateral Pool Investments for Securities on Loan - 39.4%
Collateral pool allocation (12)		97,018,051
Mutual Funds - 3.6%
BMO Prime Money Market Fund, Class I, 0.010% (10)	8,840,105	8,840,105

Total Short-Term Investments (identified cost $105,858,156)	105,858,156

Total Investments - 139.3% (identified cost $278,171,269)	342,903,681
Other Assets and Liabilities - (39.3)%	(96,700,078)

Total Net Assets - 100.0%	$246,203,603

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 95.4%

Consumer Discretionary - 10.9%

Advertising - 1.5%
The Interpublic Group of Cos., Inc.	251,900	$5,111,051
Auto Parts & Equipment - 2.0%
Visteon Corp. (1)	67,500	6,615,000
Automotive Retail - 1.9%
Advance Auto Parts, Inc. (2)	43,452	6,390,920
Catalog Retail - 1.7%
Liberty Interactive Corp., Class A (1)	189,100	5,512,265
Department Stores - 1.0%
Kohl’s Corp. (2)	53,450	3,186,689
Homebuilding - 1.2%
TRI Pointe Homes, Inc. (1)	265,300	4,048,478
Leisure Products - 1.6%
Hasbro, Inc. (2)	86,700	5,132,640

Total Consumer Discretionary		35,997,043

Consumer Staples - 3.5%

Agricultural Products - 1.3%
Darling Ingredients, Inc. (1) (2)	234,496	4,361,626
Food Retail - 1.5%
Kroger Co. (2)	85,240	5,100,761
Household Products - 0.7%
Energizer Holdings, Inc.	16,700	2,171,334

Total Consumer Staples		11,633,721

Energy - 6.1%

Coal & Consumable Fuels - 1.5%
Consol Energy, Inc. (2)	125,500	4,910,815
Oil & Gas-Equipment & Services - 1.7%
Tidewater, Inc.	102,900	3,180,639
Weatherford International PLC (1) (2)	185,050	2,424,155

		5,604,794
Oil & Gas-Exploration & Production - 2.9%
Cimarex Energy Co. (2)	32,000	3,358,400
Newfield Exploration Co. (1) (2)	119,400	3,251,262
QEP Resources, Inc. (2)	157,750	3,224,410

		9,834,072

Total Energy		20,349,681

Financials - 25.6%

Asset Management & Custody Banks - 3.7%
Ameriprise Financial, Inc.	43,000	5,666,110
Invesco, Ltd.	164,000	6,619,040

		12,285,150
Consumer Finance - 2.3%
Discover Financial Services (2)	116,050	7,607,078
Life & Health Insurance - 2.1%
Lincoln National Corp. (2)	125,200	7,090,076

Property & Casualty Insurance - 1.6%
Axis Capital Holdings, Ltd.	103,100	5,160,155
Real Estate Operating Companies - 1.7%
Forest City Enterprises, Inc., Class A (1) (2)	254,250	5,489,258
Regional Banks - 7.9%
East West Bancorp, Inc.	190,600	7,008,362
Fifth Third Bancorp	336,510	6,770,581
Huntington Bancshares, Inc. (2)	658,900	6,661,479
Regions Financial Corp.	557,000	5,608,990

		26,049,412
Reinsurance - 3.2%
PartnerRe, Ltd. (2)	41,150	4,794,386
Reinsurance Group of America, Inc. (2)	66,300	5,683,236

		10,477,622
Residential REIT’s - 1.4%
UDR, Inc. (2)	156,500	4,817,070
Retail REIT’s - 1.7%
Brixmor Property Group, Inc. (2)	232,305	5,617,135

Total Financials		84,592,956

Healthcare - 8.9%

Healthcare Distributors - 2.0%
Cardinal Health, Inc.	81,000	6,657,390
Healthcare Services - 2.1%
Omnicare, Inc. (2)	97,857	6,881,304
Life Sciences Tools & Services - 1.5%
Bruker Corp. (1) (2)	257,650	4,941,727
Managed Healthcare - 2.0%
Cigna Corp.	65,060	6,694,024
Pharmaceuticals - 1.3%
Mallinckrodt PLC (1) (2)	47,950	4,421,949

Total Healthcare		29,596,394

Industrials - 10.9%

Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	35,300	4,398,380
Spirit Aerosystems Holdings, Inc., Class A (1) (2)	129,200	5,569,812

		9,968,192
Agricultural & Farm Machinery - 1.1%
AGCO Corp. (2)	84,900	3,581,931
Construction & Engineering - 2.7%
Fluor Corp.	73,100	4,531,469
Jacobs Engineering Group, Inc. (1) (2)	95,000	4,412,750

		8,944,219
Electrical Components & Equipment - 1.5%
Regal-Beloit Corp. (2)	68,700	4,968,384
Industrial Machinery - 2.6%
Dover Corp.	47,200	3,633,928
Parker-Hannifin Corp. (2)	37,300	4,812,819

		8,446,747

Total Industrials		35,909,473

Information Technology - 16.9%

Communications Equipment - 2.8%
CommScope Holding Co., Inc. (1) (2)	200,555	4,452,321
InterDigital, Inc. (2)	99,381	4,957,124

		9,409,445

Consulting & Other Services - 2.1%
Teradata Corp. (1) (2)	152,900	6,901,906
Data Processing & Outsourced Services - 1.0%
Western Union Co. (2)	173,700	3,227,346
Semiconductors - 2.0%
Broadcom Corp., Class A	151,430	6,531,176
Systems Software - 2.9%
Check Point Software Technologies, Ltd. (1) (2)	56,501	4,368,092
Symantec Corp.	197,350	5,148,862

		9,516,954
Technology Distributors - 1.0%
Avnet, Inc.	77,900	3,411,241
Technology Hardware, Storage & Peripherals - 5.1%
NetApp, Inc. (2)	156,000	6,637,800
Seagate Technology PLC (2)	68,950	4,558,284
Western Digital Corp.	56,300	5,814,101

		17,010,185

Total Information Technology		56,008,253

Materials - 8.8%

Metal & Glass Containers - 2.2%
Berry Plastics Group, Inc. (1) (2)	259,850	7,520,059
Paper Products - 1.3%
International Paper Co.	78,500	4,224,870
Specialty Chemicals - 3.7%
Ashland, Inc.	51,510	5,874,716
W.R. Grace & Co. (1) (2)	66,800	6,417,476

		12,292,192
Steel - 1.6%
Reliance Steel & Aluminum Co. (2)	82,100	5,249,474

Total Materials		29,286,595

Telecommunication Services - 1.1%

Integrated Telecommunication Services - 1.1%
CenturyLink, Inc. (2)	87,246	3,557,019

Utilities - 2.7%

Electric Utilities - 2.7%
Edison International (2)	77,400	4,919,544
Great Plains Energy, Inc.	156,300	4,090,371

Total Utilities		9,009,915

Total Common Stocks (identified cost $221,679,993)		315,941,050

Short-Term Investments - 49.5%

Collateral Pool Investments for Securities on Loan - 45.1%
Collateral pool allocation (12)		149,185,387
Mutual Funds - 4.4%
BMO Prime Money Market Fund, Class I, 0.010% (10)	14,639,343	14,639,343

Total Short-Term Investments (identified cost $163,824,730)	163,824,730

Total Investments - 144.9% (identified cost $385,504,723)	479,765,780
Other Assets and Liabilities - (44.9)%	(148,753,208)

Total Net Assets - 100.0%	$331,012,572

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 96.7%

Consumer Discretionary - 19.9%

Apparel, Accessories & Luxury Goods - 2.5%
Gildan Activewear, Inc. (2)	35,100	$2,046,330
Ralph Lauren Corp. (2)	8,600	1,590,140
VF Corp.	42,300	3,179,691

		6,816,161
Auto Parts & Equipment - 1.1%
BorgWarner, Inc.	52,000	2,941,120
Automotive Retail - 2.5%
Advance Auto Parts, Inc. (2)	24,300	3,574,044
O’Reilly Automotive, Inc. (1) (2)	17,270	3,155,920

		6,729,964
Cable & Satellite - 0.7%
Sirius XM Holdings, Inc. (1) (2)	502,800	1,825,164
Casinos & Gaming - 1.0%
MGM Resorts International (1) (2)	112,200	2,559,282
Department Stores - 1.0%
Macy’s, Inc. (2)	42,400	2,752,184
Distributors - 1.5%
LKQ Corp. (1)	141,400	4,107,670
General Merchandise Stores - 1.2%
Dollar Tree, Inc. (1)	47,800	3,267,608
Homebuilding - 2.6%
Lennar Corp., Class A (2)	36,500	1,724,260
TRI Pointe Homes, Inc. (1)	342,791	5,230,991

		6,955,251
Homefurnishing Retail - 0.9%
Restoration Hardware Holdings, Inc. (1) (2)	28,673	2,422,008
Hotels, Resorts & Cruise Lines - 3.0%
Marriott International, Inc., Class A (2)	53,000	4,175,870
Wyndham Worldwide Corp.	45,400	3,784,544

		7,960,414
Restaurants - 1.1%
Dunkin’ Brands Group, Inc.	61,329	2,965,257
Specialized Consumer Services - 0.8%
LifeLock, Inc. (1) (2)	131,200	2,166,112

Total Consumer Discretionary		53,468,195

Consumer Staples - 1.4%

Packaged Foods & Meats - 1.4%
Hain Celestial Group, Inc. (1) (2)	21,200	2,400,264
Hershey Co.	14,900	1,494,172

Total Consumer Staples		3,894,436

Energy - 4.1%

Oil & Gas-Exploration & Production - 4.1%
Approach Resources, Inc. (1) (2)	380,374	3,697,235
Bellatrix Exploration, Ltd. (1) (2) (5) (6)	1,796,582	7,258,191

Total Energy		10,955,426

Financials - 9.3%

Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc. (2)	25,200	3,320,604
Health Care REIT’s - 1.5%
New Senior Investment Group, Inc. (1) (2)	224,332	3,957,216
Multi-Line Insurance - 1.2%
Hartford Financial Services Group, Inc.	74,900	3,093,370
Real Estate Services - 1.9%
CBRE Group, Inc., Class A (1)	74,000	2,496,760
Jones Lang LaSalle, Inc.	17,400	2,534,484

		5,031,244
Regional Banks - 1.2%
Home BancShares, Inc. (2)	105,800	3,350,686
Specialized Finance - 1.3%
Intercontinental Exchange, Inc. (2)	15,800	3,570,642
Specialized REIT’s - 1.0%
Pebblebrook Hotel Trust (2)	59,300	2,559,981

Total Financials		24,883,743

Healthcare - 20.3%

Biotechnology - 3.7%
Alkermes PLC (1) (2)	36,912	2,030,898
Myriad Genetics, Inc. (1) (2)	58,100	1,948,093
Quintiles Transnational Holdings, Inc. (1)	64,000	3,700,480
Vertex Pharmaceuticals, Inc. (1) (2)	18,900	2,227,932

		9,907,403
Healthcare Distributors - 2.0%
AmerisourceBergen Corp.	26,400	2,403,720
Cardinal Health, Inc.	36,400	2,991,716

		5,395,436
Healthcare Equipment - 0.7%
STERIS Corp.	29,000	1,848,750
Healthcare Facilities - 2.5%
Acadia Healthcare Co., Inc. (1) (2)	64,572	4,004,110
Brookdale Senior Living, Inc. (1) (2)	76,700	2,716,714

		6,720,824
Healthcare Services - 3.8%
Catamaran Corp. (1) (2)	67,400	3,433,356
Envision Healthcare Holdings, Inc. (1)	105,273	3,722,453
MEDNAX, Inc. (1) (2)	48,100	3,148,626

		10,304,435
Healthcare Technology - 1.5%
Cerner Corp. (1) (2)	63,400	4,082,960
Pharmaceuticals - 6.1%
Actavis PLC (1) (2)	9,900	2,679,039
Akorn, Inc. (1) (2)	100,632	4,032,325
Jazz Pharmaceuticals PLC (1) (2)	21,280	3,768,475
Mylan, Inc. (1) (2)	61,700	3,616,237
Salix Pharmaceuticals, Ltd. (1) (2)	22,700	2,331,063

		16,427,139

Total Healthcare		54,686,947

Industrials - 17.6%

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	53,800	2,416,696
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	47,500	2,376,425

Construction Machinery & Heavy Trucks - 0.6%
Wabtec Corp. (2)	19,300	1,707,857
Electrical Components & Equipment - 2.4%
AMETEK, Inc.	59,225	3,018,106
Roper Industries, Inc. (2)	21,900	3,456,258

		6,474,364
Human Resource & Employment Services - 3.6%
Robert Half International, Inc. (2)	71,400	4,054,806
Towers Watson & Co., Class A (2)	20,800	2,349,568
TriNet Group, Inc. (1) (2)	103,931	3,290,455

		9,694,829
Industrial Conglomerates - 1.1%
Tyco International PLC (2)	66,000	2,831,400
Industrial Machinery - 1.5%
Flowserve Corp. (2)	20,800	1,224,496
IDEX Corp.	35,400	2,719,074

		3,943,570
Railroads - 1.6%
Genesee & Wyoming, Inc., Class A (1) (2)	22,300	2,198,557
Kansas City Southern (2)	17,350	2,063,609

		4,262,166
Research & Consulting Services - 2.7%
Acacia Research Corp. (2)	232,600	4,424,052
Verisk Analytics, Inc., Class A (1) (2)	44,626	2,765,920

		7,189,972
Trading Companies & Distributors - 1.5%
United Rentals, Inc. (1) (2)	36,600	4,147,146
Trucking - 0.8%
J.B. Hunt Transport Services, Inc. (2)	25,900	2,137,527

Total Industrials		47,181,952

Information Technology - 21.5%

Application Software - 3.1%
PTC, Inc. (1)	71,800	2,805,226
Qlik Technologies, Inc. (1)	102,100	3,147,743
Solera Holdings, Inc.	44,900	2,364,883

		8,317,852
Communications Equipment - 3.0%
Aruba Networks, Inc. (1) (2)	123,100	2,303,201
F5 Networks, Inc. (1) (2)	28,700	3,707,753
Palo Alto Networks, Inc. (1) (2)	15,960	1,963,080

		7,974,034
Data Processing & Outsourced Services - 7.4%
Alliance Data Systems Corp. (1) (2)	13,800	3,945,006
Cardtronics, Inc. (1) (2)	105,500	4,131,380
FleetCor Technologies, Inc. (1) (2)	24,900	3,782,061
Total System Services, Inc.	102,500	3,381,475
Vantiv, Inc., Class A (1) (2)	75,000	2,530,500
WEX, Inc. (1) (2)	19,900	2,250,292

		20,020,714
Electronic Components - 1.3%
Amphenol Corp., Class A	63,200	3,389,416
Internet Software & Services - 1.4%
Criteo SA, ADR (1) (2)	48,448	1,956,330
Xoom Corp. (1) (2)	123,700	1,733,037

		3,689,367
Semiconductors - 1.3%
NXP Semiconductor (1)	46,900	3,649,289

Systems Software - 4.0%
Check Point Software Technologies, Ltd. (1) (2)	36,700	2,837,277
FleetMatics Group PLC (1) (2)	62,200	2,188,818
Fortinet, Inc. (1) (2)	85,300	2,350,868
Red Hat, Inc. (1)	53,109	3,300,725

		10,677,688

Total Information Technology		57,718,360

Telecommunication Services - 2.6%

Wireless Telecommunication Services - 2.6%
Crown Castle International Corp. (2)	33,700	2,800,133
SBA Communications Corp., Class A (1) (2)	34,600	4,209,782

Total Telecommunication Services		7,009,915

Total Common Stocks (identified cost $185,938,433)		259,798,974

Short-Term Investments - 50.1%

Collateral Pool Investments for Securities on Loan - 48.0%
Collateral pool allocation (12)		129,015,923
Mutual Funds - 2.1%
BMO Prime Money Market Fund, Class I, 0.010% (10)	5,662,946	5,662,946

Total Short-Term Investments (identified cost $134,678,869)		134,678,869

Total Investments - 146.8% (identified cost $320,617,302)		394,477,843
Other Assets and Liabilities - (46.8)%		(125,764,601)

Total Net Assets - 100.0%		$268,713,242

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS –

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 93.8%

Consumer Discretionary - 11.0%

Apparel Retail - 1.9%
Crocs, Inc. (1) (2)	30,600	$406,368
The Finish Line, Inc., Class A	38,440	1,097,078

		1,503,446
Automotive Retail - 1.4%
Murphy USA, Inc. (1) (2)	17,630	1,123,384
Department Stores - 1.2%
Dillard’s, Inc., Class A (2)	8,630	1,017,304
Homebuilding - 2.7%
Century Communities, Inc. (1)	77,080	1,334,255
TRI Pointe Homes, Inc. (1)	54,910	837,926

		2,172,181
Household Appliances - 1.2%
Helen of Troy, Ltd. (1) (2)	14,910	964,081
Internet Retail - 1.1%
1-800-Flowers.com, Inc., Class A (1) (2)	107,900	922,545
Leisure Products - 1.1%
Brunswick Corp. (2)	17,730	880,826
Specialized Consumer Services - 0.4%
Steiner Leisure, Ltd. (1) (2)	7,382	326,801

Total Consumer Discretionary		8,910,568

Consumer Staples - 1.3%

Agricultural Products - 1.3%
Darling Ingredients, Inc. (1) (2)	57,900	1,076,940

Energy - 5.5%

Oil & Gas-Drilling - 1.5%
Atwood Oceanics, Inc. (1)	18,150	582,434
Unit Corp. (1)	15,400	588,588

		1,171,022
Oil & Gas-Equipment & Services - 2.7%
Helix Energy Solutions Group, Inc. (1) (2)	32,800	750,136
Oil States International, Inc. (1) (2)	16,100	802,585
Tidewater, Inc.	20,800	642,928

		2,195,649
Oil & Gas-Exploration & Production - 1.3%
Bellatrix Exploration, Ltd. (1) (2)	153,400	619,736
Jones Energy, Inc., Class A (1) (2)	44,400	450,660

		1,070,396

Total Energy		4,437,067

Financials - 28.1%

Consumer Finance - 1.9%
JG Wentworth Co., Class A (1) (2)	70,500	671,865
Nelnet, Inc., Class A	19,810	908,090

		1,579,955

Diversified Capital Markets - 3.0%
Encore Capital Group, Inc. (1) (2)	21,700	931,147
HFF, Inc., Class A (2)	43,550	1,501,604

		2,432,751
Life & Health Insurance - 1.4%
American Equity Investment Life Holding Co.	41,500	1,120,500
Office REIT’s - 1.6%
Corporate Office Properties Trust (2)	45,450	1,277,600
Regional Banks - 11.5%
Ameris Bancorp (2)	55,200	1,388,280
BBCN Bancorp, Inc. (2)	75,400	1,049,568
Customers Bancorp, Inc. (1) (2)	59,070	1,063,260
Fidelity Southern Corp.	52,860	807,701
First Merchants Corp.	15,625	335,156
First NBC Bank Holding Co. (1) (2)	26,837	976,867
FirstMerit Corp.	58,750	1,051,037
South State Corp. (2)	13,830	856,492
Susquehanna Bancshares, Inc. (2)	63,121	831,304
Western Alliance Bancorp (1)	35,700	943,551

		9,303,216
Reinsurance - 3.9%
Enstar Group, Ltd. (1) (2)	5,950	868,402
Maiden Holdings, Ltd. (2)	83,600	1,091,816
State National Cos., Inc. (1)	100,000	1,180,000

		3,140,218
Residential REIT’s - 0.9%
Mid-America Apartment Communities, Inc. (2)	10,400	766,064
Specialized Finance - 1.3%
Gain Capital Holdings, Inc. (2)	116,700	1,031,628
Specialized REIT’s - 1.3%
LaSalle Hotel Properties (2)	26,500	1,069,805
Thrifts & Mortgage Finance - 1.3%
EverBank Financial Corp. (2)	55,633	1,048,126

Total Financials		22,769,863

Healthcare - 7.0%

Healthcare Services - 0.8%
BioScrip, Inc. (1) (2)	97,800	633,744
Healthcare Technology - 1.2%
MedAssets, Inc. (1)	49,700	961,198
Life Sciences Tools & Services - 2.5%
Bio-Rad Laboratories, Inc., Class A (1)	8,000	950,320
Bruker Corp. (1) (2)	57,600	1,104,768

		2,055,088
Pharmaceuticals - 2.5%
Impax Laboratories, Inc. (1) (2)	27,600	881,820
Prestige Brands Holdings, Inc. (1) (2)	33,650	1,125,592

		2,007,412

Total Healthcare		5,657,442

Industrials - 15.1%

Aerospace & Defense - 2.4%
Moog, Inc., Class A (1) (2)	9,900	720,522
Triumph Group, Inc.	18,150	1,235,289

		1,955,811
Agricultural & Farm Machinery - 0.8%
Titan International, Inc. (2)	65,900	652,410
Building Products - 1.1%
Continental Building Products, Inc. (1)	51,727	863,841

Construction & Engineering - 1.1%
EMCOR Group, Inc. (2)	20,050	869,168
Electrical Components & Equipment - 1.2%
Regal-Beloit Corp. (2)	13,100	947,392
Environmental & Facilities Services - 1.3%
Tetra Tech, Inc.	40,200	1,092,636
Industrial Machinery - 2.6%
Altra Industrial Motion Corp. (2)	28,400	869,892
Kadant, Inc.	13,870	553,413
LB Foster Co., Class A	15,160	702,666

		2,125,971
Research & Consulting Services - 2.0%
Acacia Research Corp. (2)	32,390	616,058
RPX Corp. (1) (2)	76,900	1,008,928

		1,624,986
Trading Companies & Distributors - 1.4%
MRC Global, Inc. (1)	55,650	1,124,686
Trucking - 1.2%
Quality Distribution, Inc. (1)	77,900	940,253

Total Industrials		12,197,154

Information Technology - 13.9%

Communications Equipment - 5.3%
Brocade Communications Systems, Inc. (2)	71,150	804,707
CommScope Holding Co., Inc. (1)	63,800	1,416,360
Finisar Corp. (1) (2)	72,950	1,243,797
InterDigital, Inc. (2)	17,000	847,960

		4,312,824
Data Processing & Outsourced Services - 1.0%
MoneyGram International, Inc. (1) (2)	91,950	792,609
Home Entertainment Software - 1.5%
Take-Two Interactive Software, Inc. (1) (2)	44,730	1,237,232
Systems Software - 1.6%
AVG Technologies NV (1)	67,500	1,325,700
Technology Distributors - 1.6%
Ingram Micro, Inc. (1)	46,480	1,274,946
Technology Hardware, Storage & Peripherals - 2.9%
Datalink Corp. (1) (2)	108,920	1,331,002
Synaptics, Inc. (1) (2)	15,550	979,495

		2,310,497

Total Information Technology		11,253,808

Materials - 7.3%

Metal & Glass Containers - 2.2%
Berry Plastics Group, Inc. (1)	61,360	1,775,758
Paper Packaging - 2.2%
Graphic Packaging Holding Co. (1)	142,100	1,769,145
Paper Products - 1.9%
KapStone Paper and Packaging Corp. (1) (2)	52,340	1,563,396
Specialty Chemicals - 1.0%
Innophos Holdings, Inc.	14,200	767,936

Total Materials		5,876,235

Telecommunication Services - 1.1%

Integrated Telecommunication Services - 1.1%
IDT Corp., Class B (2)	50,210	850,557

Utilities - 3.5%

Electric Utilities - 3.5%
Great Plains Energy, Inc.	31,700	829,589
Portland General Electric Co.	29,250	1,078,448
UIL Holdings Corp. (2)	24,200	963,160

Total Utilities		2,871,197

Total Common Stocks (identified cost $66,257,241)		75,900,831

Exchange Traded Fund - 2.5%
iShares Russell 2000 Value Index Fund, 2.040% (2)	20,220	2,015,934

Total Exchange Traded Funds (identified cost $2,029,758)		2,015,934

Short-Term Investments - 51.6%

Collateral Pool Investments for Securities on Loan - 47.9%
Collateral pool allocation (12)		38,757,101
Mutual Funds - 3.7%
BMO Prime Money Market Fund, Class I, 0.010% (10)	2,991,190	2,991,190

Total Short-Term Investments (identified cost $41,748,291)		41,748,291

Total Investments - 147.9% (identified cost $110,035,290)		119,665,056
Other Assets and Liabilities - (47.9)%		(38,777,832)

Total Net Assets - 100.0%		$80,887,224

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.4%

Consumer Discretionary - 12.6%

Apparel Retail - 2.8%
ANN, Inc. (1) (2)	502	$18,439
Cato Corp., Class A (2)	759	30,451
Express, Inc. (1)	1,552	23,202
Zumiez, Inc. (1) (2)	819	29,296

		101,388
Auto Parts & Equipment - 2.7%
Cooper-Standard Holding, Inc. (1)	330	17,741
Dana Holding Corp.	1,422	30,146
Tenneco, Inc. (1) (2)	565	30,708
Tower International, Inc. (1) (2)	743	18,969

		97,564
Education Services - 0.8%
K12, Inc. (1)	2,450	28,175
Homefurnishing Retail - 0.9%
Select Comfort Corp. (1)	1,175	30,949
Hotels, Resorts & Cruise Lines - 1.3%
Marcus Corp. (2)	945	15,554
Marriott Vacations Worldwide Corp.	435	31,977

		47,531
Housewares & Specialties - 0.2%
CSS Industries, Inc.	258	7,485
Leisure Products - 1.2%
Brunswick Corp.	575	28,566
Nautilus, Inc. (1) (2)	1,228	15,755

		44,321
Publishing - 0.5%
McClatchy Co., Class A (1) (2)	5,150	16,892
Restaurants - 0.7%
Red Robin Gourmet Burgers, Inc. (1) (2)	379	25,526
Specialty Stores - 0.5%
Outerwall, Inc. (1) (2)	227	15,954
Tires & Rubber - 1.0%
Cooper Tire & Rubber Co.	1,010	34,269

Total Consumer Discretionary		450,054

Consumer Staples - 3.0%

Food Retail - 0.9%
The Pantry, Inc. (1) (2)	1,243	33,002
Packaged Foods & Meats - 1.8%
Cal-Maine Foods, Inc. (2)	775	32,457
Sanderson Farms, Inc. (2)	377	32,727

		65,184
Personal Products - 0.3%
Nutraceutical International Corp. (1) (2)	403	8,535

Total Consumer Staples		106,721

Energy - 2.3%

Oil & Gas-Drilling - 0.8%
Parker Drilling Co. (1) (2)	4,766	16,919
Pioneer Energy Services Corp. (1)	1,839	11,108

		28,027
Oil & Gas-Equipment & Services - 0.5%
Hornbeck Offshore Services, Inc. (1) (2)	690	18,313
Oil & Gas-Exploration & Production - 0.3%
Abraxas Petroleum Corp. (1) (2)	3,109	10,337
Oil & Gas-Refining & Marketing - 0.7%
Adams Resources & Energy, Inc.	131	5,802
Delek U.S. Holdings, Inc.	620	18,538

		24,340

Total Energy		81,017

Financials - 22.3%

Asset Management & Custody Banks - 0.6%
Manning & Napier, Inc.	1,431	21,909
Consumer Finance - 2.4%
Cash America International, Inc. (2)	625	15,256
Credit Acceptance Corp. (1) (2)	190	28,453
Nelnet, Inc., Class A	288	13,202
Regional Management Corp. (1)	1,058	14,346
World Acceptance Corp. (1) (2)	210	16,029

		87,286
Diversified Real Estate Activities - 0.7%
St. Joe Co. (1) (2)	1,326	24,650
Diversified REIT’s - 1.8%
American Assets Trust, Inc.	789	31,008
Winthrop Realty Trust (2)	1,921	32,369

		63,377
Health Care REIT’s - 0.5%
National Health Investors, Inc. (2)	273	18,094
Investment Banking & Brokerage - 1.4%
Investment Technology Group, Inc. (1) (2)	930	18,368
Piper Jaffray Cos. (1) (2)	576	33,062

		51,430
Life & Health Insurance - 1.7%
CNO Financial Group, Inc. (2)	1,816	31,490
Symetra Financial Corp.	1,367	30,976

		62,466
Multi-Line Insurance - 0.8%
Horace Mann Educators Corp.	861	26,949
Office REIT’s - 0.9%
DuPont Fabros Technology, Inc. (2)	1,025	33,405
Property & Casualty Insurance - 1.1%
HCI Group, Inc. (2)	225	9,097
Navigators Group, Inc. (1)	193	14,099
ProAssurance Corp.	325	14,654

		37,850
Regional Banks - 5.7%
1st Source Corp. (2)	373	11,384
Bancfirst Corp.	224	14,338
BBCN Bancorp, Inc.	849	11,818
Fidelity Southern Corp. (2)	625	9,550
Financial Institutions, Inc. (2)	708	16,787
First Business Financial Services, Inc. (2)	240	10,375
First Financial Corp. (2)	320	10,710

Great Southern Bancorp, Inc. (2)	272	10,140
Hanmi Financial Corp. (2)	711	14,291
Preferred Bank/Los Angeles (2)	517	13,194
PrivateBancorp, Inc.	971	30,538
SVB Financial Group (1)	223	23,449
Wintrust Financial Corp.	586	26,188

		202,762
Reinsurance - 0.9%
Maiden Holdings, Ltd. (2)	1,838	24,004
Montpelier Re Holdings, Ltd.	193	6,572

		30,576
Retail REIT’s - 0.5%
Saul Centers, Inc.	311	17,021
Specialized Finance - 0.2%
Marlin Business Services Corp. (2)	385	7,176
Specialized REIT’s - 2.5%
Chesapeake Lodging Trust	962	32,573
CubeSmart	925	19,925
EPR Properties	126	7,055
Sovran Self Storage, Inc.	347	29,502

		89,055
Thrifts & Mortgage Finance - 0.6%
Provident Financial Holdings, Inc.	590	8,732
Walker & Dunlop, Inc. (1) (2)	780	12,316

		21,048

Total Financials		795,054

Healthcare - 16.6%

Biotechnology - 1.7%
Cubist Pharmaceuticals, Inc. (1) (2)	224	16,982
Emergent Biosolutions, Inc. (1)	1,179	29,310
Repligen Corp. (1) (2)	682	15,597

		61,889
Healthcare Equipment - 3.8%
AngioDynamics, Inc. (1) (2)	1,878	32,865
Cyberonics, Inc. (1)	401	21,353
Globus Medical, Inc., Class A (1) (2)	1,307	30,113
Greatbatch, Inc. (1)	211	10,459
NuVasive, Inc. (1)	691	30,356
Volcano Corp. (1) (2)	946	10,463

		135,609
Healthcare Facilities - 1.6%
Amsurg Corp. (1) (2)	496	25,579
Select Medical Holdings Corp.	1,200	17,316
U.S. Physical Therapy, Inc. (2)	345	13,410

		56,305
Healthcare Services - 1.9%
AMN Healthcare Services, Inc. (1) (2)	1,735	29,703
CorVel Corp. (1) (2)	370	12,824
The Providence Service Corp. (1) (2)	694	27,157

		69,684
Healthcare Supplies - 0.8%
Align Technology, Inc. (1)	478	27,198
Healthcare Technology - 0.5%
MedAssets, Inc. (1)	912	17,638
Life Sciences Tools & Services - 3.4%
Affymetrix, Inc. (1) (2)	3,047	27,819
Cambrex Corp. (1)	1,215	27,641
Luminex Corp. (1) (2)	1,620	29,970
PAREXEL International Corp. (1) (2)	639	37,388

		122,818

Managed Healthcare - 1.2%
Centene Corp. (1) (2)	136	13,433
Magellan Health, Inc. (1)	482	29,493

		42,926
Pharmaceuticals - 1.7%
Insys Therapeutics, Inc. (1) (2)	367	14,214
Omega Protein Corp. (1) (2)	1,957	19,863
Sagent Pharmaceuticals, Inc. (1) (2)	879	25,342

		59,419

Total Healthcare		593,486

Industrials - 15.9%

Aerospace & Defense - 3.7%
AAR Corp.	901	23,092
Curtiss-Wright Corp.	377	26,729
Ducommun, Inc. (1) (2)	953	23,730
Engility Holdings, Inc. (1) (2)	656	27,585
Moog, Inc., Class A (1)	438	31,878

		133,014
Airlines - 2.6%
Hawaiian Holdings, Inc. (1) (2)	1,050	21,304
JetBlue Airways Corp. (1) (2)	2,798	40,935
Spirit Airlines, Inc. (1)	362	29,934

		92,173
Commercial Printing - 0.8%
Multi-Color Corp. (2)	545	29,888
Construction & Engineering - 0.2%
Comfort Systems USA, Inc. (2)	459	6,596
Construction Machinery & Heavy Trucks - 0.4%
Meritor, Inc. (1) (2)	1,041	14,657
Diversified Support Services - 0.9%
UniFirst Corp.	286	31,915
Industrial Machinery - 2.9%
Blount International, Inc. (1)	1,658	27,224
Chart Industries, Inc. (1) (2)	810	32,165
Kadant, Inc. (2)	591	23,581
Lydall, Inc. (1) (2)	822	21,841

		104,811
Office Services & Supplies - 2.4%
ACCO Brands Corp. (1)	3,435	30,091
Steelcase, Inc., Class A (2)	1,450	25,404
Sykes Enterprises, Inc. (1) (2)	1,355	31,395

		86,890
Security & Alarm Services - 0.6%
The Brink’s Co.	888	19,269
Trucking - 1.4%
AMERCO	64	17,805
ArcBest Corp.	726	31,523

		49,328

Total Industrials		568,541

Information Technology - 18.3%

Application Software - 2.4%
Manhattan Associates, Inc. (1)	830	32,835
Netscout Systems, Inc. (1)	662	25,255
PTC, Inc. (1)	647	25,278

		83,368

Communications Equipment - 1.3%
Plantronics, Inc.	254	13,251
Polycom, Inc. (1)	2,400	31,608

		44,859
Consulting & Other Services - 0.5%
Lionbridge Technologies, Inc. (1) (2)	3,377	17,121
Data Processing & Outsourced Services - 2.8%
Euronet Worldwide, Inc. (1) (2)	603	35,016
ExlService Holdings, Inc. (1) (2)	997	27,946
MAXIMUS, Inc.	708	37,092

		100,054
Electronic Manufacturing Services - 3.4%
Benchmark Electronics, Inc. (1)	1,100	26,158
Fabrinet (1) (2)	470	7,882
Methode Electronics, Inc.	799	30,961
Plexus Corp. (1)	593	23,133
Sanmina Corp. (1) (2)	1,398	34,391

		122,525
Internet Software & Services - 0.6%
Blucora, Inc. (1) (2)	520	7,389
Constant Contact, Inc. (1) (2)	452	14,772

		22,161
Semiconductor Equipment - 1.1%
Kulicke & Soffa Industries, Inc. (1)	1,277	17,853
Photronics, Inc. (1)	2,198	19,826

		37,679
Semiconductors - 4.8%
Diodes, Inc. (1)	593	15,768
Fairchild Semiconductor International, Inc. (1) (2)	1,219	19,662
Integrated Device Technology, Inc. (1)	1,640	30,602
Integrated Silicon Solution, Inc.	1,765	25,540
IXYS Corp. (2)	1,589	18,162
Lattice Semiconductor Corp. (1) (2)	2,591	16,971
OmniVision Technologies, Inc. (1)	669	19,341
Spansion, Inc., Class A (1)	1,123	26,245

		172,291
Systems Software - 0.7%
Progress Software Corp. (1)	550	14,184
TeleCommunication Systems, Inc. (1) (2)	3,756	11,531

		25,715
Technology Distributors - 0.7%
Insight Enterprises, Inc. (1)	1,112	26,054

Total Information Technology		651,827

Materials - 3.7%

Forest Products - 0.9%
Boise Cascade Co. (1)	857	30,586
Paper Packaging - 0.9%
Graphic Packaging Holding Co. (1) (2)	2,568	31,972
Paper Products - 1.6%
Clearwater Paper Corp. (1)	420	27,829
Neenah Paper, Inc. (2)	499	28,563

		56,392
Steel - 0.3%
Handy & Harman, Ltd. (1) (2)	330	12,306

Total Materials		131,256

Utilities - 2.7%

Electric Utilities - 2.7%
El Paso Electric Co.	670	25,346
PNM Resources, Inc.	1,187	34,376
Portland General Electric Co. (2)	1,008	37,165

Total Utilities		96,887

Total Common Stocks (identified cost $3,301,780)		3,474,843

Short-Term Investments - 43.7%

Collateral Pool Investments for Securities on Loan - 41.6%
Collateral pool allocation (12)		1,486,809
Mutual Funds - 2.1%
BMO Prime Money Market Fund, Class I, 0.010% (10)	74,709	74,709

Total Short-Term Investments (identified cost $1,561,518)		1,561,518

Total Investments - 141.1% (identified cost $4,863,298)		5,036,361
Other Assets and Liabilities - (41.1)%		(1,466,737)

Total Net Assets - 100.0%		$3,569,624

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 98.1%

Consumer Discretionary - 16.9%

Apparel, Accessories & Luxury Goods - 1.5%
Columbia Sportswear Co. (2)	116,384	$5,243,099
Vince Holding Corp. (1) (2)	167,275	6,210,921

		11,454,020
Auto Parts & Equipment - 0.8%
Motorcar Parts of America, Inc. (1)	180,148	6,079,995
Automobile Manufacturers - 0.6%
Winnebago Industries, Inc. (2)	178,280	4,489,090
Homebuilding - 6.9%
M/I Homes, Inc. (1) (2)	504,616	11,565,799
TRI Pointe Homes, Inc. (1)	1,509,001	23,027,355
UCP, Inc., Class A (1) (2) (10)	416,980	4,749,402
William Lyon Homes, Class A (1) (2)	664,856	13,682,737

		53,025,293
Homefurnishing Retail - 0.9%
Restoration Hardware Holdings, Inc. (1) (2)	82,949	7,006,702
Housewares & Specialties - 1.8%
Libbey, Inc. (1)	471,589	14,171,250
Publishing - 1.4%
New Media Investment Group, Inc. (2)	528,927	10,747,797
Restaurants - 1.8%
Krispy Kreme Doughnuts, Inc. (1) (2)	494,086	10,059,591
Red Robin Gourmet Burgers, Inc. (1) (2)	60,600	4,081,410

		14,141,001
Specialized Consumer Services - 1.2%
LifeLock, Inc. (1) (2)	537,091	8,867,372

Total Consumer Discretionary		129,982,520

Consumer Staples - 0.9%

Packaged Foods & Meats - 0.9%
Hain Celestial Group, Inc. (1) (2)	59,800	6,770,556

Energy - 6.3%

Oil & Gas-Drilling - 0.4%
Independence Contract Drilling, Inc. (1) (2)	420,639	2,902,409
Oil & Gas-Exploration & Production - 5.9%
Advantage Oil & Gas, Ltd. (1)	874,673	3,918,535
Approach Resources, Inc. (1) (2)	1,737,130	16,884,904
Bellatrix Exploration, Ltd. (1) (2) (5) (6)	6,174,558	24,945,214

		45,748,653

Total Energy		48,651,062

Financials - 11.2%

Health Care REIT’s - 2.6%
New Senior Investment Group, Inc. (1) (2)	1,158,451	20,435,076
Mortgage REIT’s - 0.6%
Newcastle Investment Corp. (2)	901,328	4,425,521
Multi-Sector Holdings - 2.3%
Pico Holdings, Inc. (1) (2)	964,301	17,665,994

Regional Banks - 1.1%
Home BancShares, Inc. (2)	257,106	8,142,547
Specialized Finance - 1.9%
Gain Capital Holdings, Inc. (2)	1,678,091	14,834,324
Specialized REIT’s - 2.7%
LaSalle Hotel Properties (2)	277,092	11,186,204
Summit Hotel Properties, Inc.	807,375	9,365,550

		20,551,754

Total Financials		86,055,216

Healthcare - 25.8%

Biotechnology - 4.7%
AMAG Pharmaceuticals, Inc. (1) (2)	591,991	22,022,065
Cancer Genetics, Inc. (1) (2)	385,237	2,161,180
Myriad Genetics, Inc. (1) (2)	166,157	5,571,244
NPS Pharmaceuticals, Inc. (1) (2)	180,385	5,985,174

		35,739,663
Healthcare Equipment - 6.0%
ABIOMED, Inc. (1) (2)	222,397	7,899,542
DexCom, Inc. (1) (2)	168,768	8,684,801
Globus Medical, Inc., Class A (1) (2)	352,951	8,131,991
Insulet Corp. (1) (2)	155,452	7,242,509
NxStage Medical, Inc. (1) (2)	642,783	11,107,290
Thoratec Corp. (1) (2)	104,231	3,250,965

		46,317,098
Healthcare Facilities - 2.8%
Acadia Healthcare Co., Inc. (1) (2)	214,108	13,276,837
HealthSouth Corp.	200,443	8,244,221

		21,521,058
Healthcare Services - 0.5%
HMS Holdings Corp. (1) (2)	197,900	4,128,194
Healthcare Supplies - 2.7%
Endologix, Inc. (1) (2)	310,100	3,978,583
Spectranetics Corp. (1) (2)	261,800	8,594,894
TearLab Corp. (1) (2)	359,929	1,002,402
Unilife Corp. (1) (2)	2,257,235	7,065,146

		20,641,025
Life Sciences Tools & Services - 2.4%
ICON PLC, ADR (1) (2)	165,377	9,185,038
PAREXEL International Corp. (1) (2)	164,317	9,614,188

		18,799,226
Managed Healthcare - 1.2%
Centene Corp. (1) (2)	93,215	9,206,845
Pharmaceuticals - 5.5%
Akorn, Inc. (1) (2)	332,548	13,325,198
Horizon Pharma PLC (1) (2)	779,968	9,967,991
Lannett Co., Inc. (1) (2)	127,653	6,271,592
Medicines Co. (1) (2)	108,360	2,905,132
Pacira Pharmaceuticals, Inc. (1) (2)	100,400	9,430,572

		41,900,485

Total Healthcare		198,253,594

Industrials - 12.8%

Aerospace & Defense - 1.5%
Hexcel Corp. (1) (2)	267,700	11,588,733
Building Products - 1.6%
Continental Building Products, Inc. (1)	316,037	5,277,818
Lennox International, Inc. (2)	72,500	6,791,075

		12,068,893

Human Resource & Employment Services - 1.2%
On Assignment, Inc. (1)	283,600	8,715,028
Industrial Machinery - 2.1%
Actuant Corp., Class A (2)	127,300	3,737,528
Barnes Group, Inc.	240,880	8,847,522
TriMas Corp. (1) (2)	120,062	3,737,530

		16,322,580
Research & Consulting Services - 4.3%
Acacia Research Corp. (2)	1,418,725	26,984,149
Advisory Board Co. (1) (2)	144,608	6,160,301

		33,144,450
Security & Alarm Services - 1.1%
MiX Telematics, Ltd., ADR (1) (2)	995,510	8,591,251
Trading Companies & Distributors - 1.0%
Watsco, Inc. (2)	77,165	7,832,248

Total Industrials		98,263,183

Information Technology - 20.4%

Application Software - 2.4%
Aspen Technology, Inc. (1) (2)	239,409	9,035,296
Manhattan Associates, Inc. (1)	245,099	9,696,116

		18,731,412
Communications Equipment - 3.0%
Aruba Networks, Inc. (1) (2)	471,682	8,825,170
CalAmp Corp. (1) (2)	414,517	7,747,323
Ruckus Wireless, Inc. (1) (2)	535,043	6,131,593

		22,704,086
Consulting & Other Services - 0.9%
Virtusa Corp. (1) (2)	173,571	6,954,990
Data Processing & Outsourced Services - 2.9%
Cardtronics, Inc. (1) (2)	318,675	12,479,313
MAXIMUS, Inc.	186,200	9,755,018

		22,234,331
Internet Software & Services - 6.6%
Actua Corp. (1) (2)	512,661	8,643,464
Criteo SA, ADR (1) (2)	262,874	10,614,852
Endurance International Group Holdings, Inc. (1) (2)	410,493	6,822,394
Internap Network Services Corp. (1)	972,441	7,711,457
LogMeIn, Inc. (1) (2)	141,500	7,155,655
Marin Software, Inc. (1) (2)	1,100,918	9,489,913

		50,437,735
Semiconductors - 0.6%
Microsemi Corp. (1) (2)	184,900	5,029,280
Systems Software - 3.2%
FleetMatics Group PLC (1) (2)	252,477	8,884,666
Proofpoint, Inc. (1) (2)	211,752	9,194,272
Rubicon Project, Inc. (1) (2)	453,107	6,370,684

		24,449,622
Technology Distributors - 0.8%
SYNNEX Corp. (2)	81,800	5,843,792

Total Information Technology		156,385,248

Telecommunication Services - 3.8%

Alternative Carriers - 3.8%
8x8, Inc. (1) (2)	632,200	4,918,516
inContact, Inc. (1) (2) (10)	2,948,284	24,352,826

Total Telecommunication Services		29,271,342

Total Common Stocks (identified cost $652,247,885)		753,632,721

Short-Term Investments - 50.4%

Collateral Pool Investments for Securities on Loan - 48.3%
Collateral pool allocation (12)		370,895,270
Mutual Funds - 2.1%
BMO Prime Money Market Fund, Class I, 0.010% (10)	16,332,760	16,332,760

Total Short-Term Investments (identified cost $387,228,030)		387,228,030

Total Investments - 148.5% (identified cost $1,039,475,915)		1,140,860,751
Other Assets and Liabilities - (48.5)%		(372,589,285)

Total Net Assets - 100.0%		$768,271,466

Micro-Cap Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.1%

Consumer Discretionary - 10.2%

Auto Parts & Equipment - 2.3%
Shiloh Industries, Inc. (1)	1,027	$16,637
Strattec Security Corp.	281	29,157
Tower International, Inc. (1)	827	21,113

		66,907

Automobile Manufacturers - 0.9%
Winnebago Industries, Inc.	1,012	25,482
Consumer Electronics - 0.7%
ZAGG, Inc. (1)	3,330	18,981
Distributors - 0.5%
Weyco Group, Inc.	472	12,985
Home Furnishings - 0.9%
Flexsteel Industries, Inc.	794	25,186
Homefurnishing Retail - 0.8%
Haverty Furniture Cos., Inc.	1,031	21,713
Internet Retail - 1.5%
1-800-Flowers.com, Inc., Class A (1)	2,450	20,948
Overstock.com, Inc. (1)	915	22,747

		43,695

Publishing - 0.8%
New Media Investment Group, Inc.	1,163	23,632
Specialized Consumer Services - 0.9%
Carriage Services, Inc.	1,316	25,280
Specialty Stores - 0.9%
MarineMax, Inc. (1)	1,449	26,821

Total Consumer Discretionary		290,682

Consumer Staples - 1.3%

Distillers & Vintners - 0.9%
MGP Ingredients, Inc.	1,664	24,760
Personal Products - 0.4%
Nutraceutical International Corp. (1)	537	11,374

Total Consumer Staples		36,134

Energy - 3.4%

Oil & Gas-Equipment & Services - 1.0%
Enservco Corp. (1)	4,254	8,848
Matrix Service Co. (1)	918	19,388

		28,236

Oil & Gas-Exploration & Production - 1.2%
Abraxas Petroleum Corp. (1)	4,491	14,933
Earthstone Energy, Inc. (1)	513	10,260
Warren Resources, Inc. (1)	4,678	9,590

		34,783

Oil & Gas-Refining & Marketing - 1.2%
Renewable Energy Group, Inc. (1)	2,062	19,630
Vertex Energy, Inc. (1)	3,686	13,491

		33,121

Total Energy		96,140

Financials - 25.2%

Asset Management & Custody Banks - 1.3%
Manning & Napier, Inc.	1,283	19,643
Westwood Holdings Group, Inc.	306	18,234

		37,877

Diversified REIT’s - 0.7%
Whitestone	1,357	20,165
Industrial REIT’s - 0.7%
Terreno Realty Corp.	964	20,061
Mortgage REIT’s - 0.9%
Apollo Commercial Real Estate Finance, Inc.	775	12,927
Ares Commercial Real Estate Corp.	1,081	12,918

		25,845

Office REIT’s - 1.6%
CoreSite Realty Corp.	519	19,753
CyrusOne, Inc.	912	25,034

		44,787

Property & Casualty Insurance - 3.3%
AMERISAFE, Inc.	574	23,930
Hallmark Financial Services, Inc. (1)	1,544	18,204
HCI Group, Inc.	727	29,393
United Insurance Holdings Corp.	1,174	22,012

		93,539

Regional Banks - 13.6%
Ameris Bancorp	1,116	28,067
Bank of Marin Bancorp	337	17,120
BNC Bancorp	821	13,932
Bryn Mawr Bank Corp.	428	12,596
ConnectOne Bancorp, Inc.	604	11,162
Customers Bancorp, Inc. (1)	1,339	24,102
Eagle Bancorp, Inc. (1)	744	25,534
First Busey Corp.	2,699	17,678
German American Bancorp, Inc.	635	17,945
HomeTrust Bancshares, Inc. (1)	1,355	21,206
Independent Bank Corp.	2,055	24,968
Metro Bancorp, Inc. (1)	981	24,574
Pinnacle Financial Partners, Inc.	594	22,376
Renasant Corp.	795	22,403
ServisFirst Bancshares, Inc.	705	22,278
State Bank Financial Corp.	1,128	20,981
TowneBank/Portsmouth	1,275	18,373
Trico Bancshares	985	24,438
United Community Banks, Inc.	1,108	19,501

		389,234

Reinsurance - 1.0%
Maiden Holdings, Ltd.	2,229	29,111
Residential REIT’s - 0.6%
Preferred Apartment Communities, Inc., Class A	1,793	15,922
Thrifts & Mortgage Finance - 1.5%
Brookline Bancorp, Inc.	2,113	20,095
WSFS Financial Corp.	313	23,506

		43,601

Total Financials		720,142

Healthcare - 23.4%

Biotechnology - 6.7%
AMAG Pharmaceuticals, Inc. (1)	855	31,806
BioSpecifics Technologies Corp. (1)	574	21,766
Bluebird Bio, Inc. (1)	378	15,585
Eagle Pharmaceuticals, Inc. (1)	951	11,992

MiMedx Group, Inc. (1)	1,809	20,008
NeoGenomics, Inc. (1)	4,464	18,927
OvaScience, Inc. (1)	1,184	29,908
Prothena Corp. PLC (1)	621	15,053
Repligen Corp. (1)	1,137	26,003

		191,048

Healthcare Equipment - 3.5%
AngioDynamics, Inc. (1)	1,270	22,225
Exactech, Inc. (1)	692	15,349
Fonar Corp. (1)	1,993	23,617
Lumenis, Ltd., Class B (1)	2,317	23,517
SurModics, Inc. (1)	731	15,358

		100,066

Healthcare Facilities - 0.9%
U.S. Physical Therapy, Inc.	647	25,149
Healthcare Services - 2.6%
AMN Healthcare Services, Inc. (1)	2,070	35,439
RadNet, Inc. (1)	4,479	37,713

		73,152

Healthcare Supplies - 1.7%
Anika Therapeutics, Inc. (1)	594	24,289
Spectranetics Corp. (1)	780	25,607

		49,896

Healthcare Technology - 2.6%
HealthStream, Inc. (1)	687	19,683
Icad, Inc. (1)	2,173	21,795
Omnicell, Inc. (1)	997	32,103

		73,581

Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (1)	2,647	24,167
Albany Molecular Research, Inc. (1)	1,199	19,508

		43,675

Pharmaceuticals - 3.9%
Heska Corp. (1)	1,210	18,864
Hyperion Therapeutics, Inc. (1)	724	14,835
Insys Therapeutics, Inc. (1)	495	19,171
Omega Protein Corp. (1)	1,069	10,850
Sagent Pharmaceuticals, Inc. (1)	888	25,601
Sucampo Pharmaceuticals, Inc., Class A (1)	1,787	20,944

		110,265

Total Healthcare		666,832

Industrials - 12.2%

Aerospace & Defense - 1.0%
Arotech Corp. (1)	4,583	10,357
Ducommun, Inc. (1)	752	18,725

		29,082

Building Products - 2.3%
American Woodmark Corp. (1)	574	22,862
Patrick Industries, Inc. (1)	623	27,780
PGT, Inc. (1)	1,511	14,218

		64,860

Commercial Printing - 1.0%
Multi-Color Corp.	493	27,036
Construction Machinery & Heavy Trucks - 0.6%
Wabash National Corp. (1)	1,652	17,825
Electrical Components & Equipment - 0.9%
Allied Motion Technologies, Inc.	1,182	25,744
Human Resource & Employment Services - 1.1%
CTPartners Executive Search, Inc. (1)	1,530	32,436

Industrial Machinery - 1.5%
ARC Group Worldwide, Inc. (1)	904	10,803
Hurco Cos., Inc.	445	15,450
Lydall, Inc. (1)	624	16,580

		42,833
Office Services & Supplies - 1.0%
ARC Document Solutions, Inc. (1)	3,058	29,449
Research & Consulting Services - 1.9%
Franklin Covey Co. (1)	694	13,103
ICF International, Inc. (1)	655	25,401
RPX Corp. (1)	1,187	15,573

		54,077
Trucking - 0.9%
PAM Transportation Services, Inc. (1)	577	26,219

Total Industrials		349,561

Information Technology - 15.8%

Application Software - 2.3%
Callidus Software, Inc. (1)	1,574	25,137
Epiq Systems, Inc.	1,342	20,586
Tangoe, Inc. (1)	1,544	20,080

		65,803
Communications Equipment - 2.3%
Alliance Fiber Optic Products, Inc.	1,505	19,084
Bel Fuse, Inc., Class B	846	22,402
ShoreTel, Inc. (1)	3,363	25,155

		66,641

Computer Storage & Peripherals - 0.4%
Immersion Corp. (1)	1,417	12,285
Consulting & Other Services - 1.6%
Lionbridge Technologies, Inc. (1)	3,364	17,055
Virtusa Corp. (1)	724	29,011

		46,066
Data Processing & Outsourced Services - 0.4%
Information Services Group, Inc. (1)	3,168	12,545
Electronic Equipment & Instruments - 1.6%
Mesa Laboratories, Inc.	217	15,995
Planar Systems, Inc. (1)	3,898	29,118

		45,113
Internet Software & Services - 3.9%
Carbonite, Inc. (1)	1,406	16,436
IntraLinks Holdings, Inc. (1)	1,867	20,313
Perficient, Inc. (1)	1,136	19,664
Reis, Inc.	563	14,165
Support.com, Inc. (1)	6,892	14,198
XO Group, Inc. (1)	1,900	27,550

		112,326
Semiconductor Equipment - 1.0%
Cascade Microtech, Inc. (1)	1,941	26,883
Semiconductors - 1.6%
MaxLinear, Inc., Class A (1)	3,364	24,557
Silicon Image, Inc. (1)	3,665	20,268

		44,825
Technology Distributors - 0.7%
PC Connection, Inc.	837	18,724

Total Information Technology		451,211

Materials - 2.5%

Diversified Chemicals - 0.5%
Trecora Resources (1)	1,312	16,124
Specialty Chemicals - 2.0%
Chase Corp.	508	17,247
Landec Corp. (1)	1,962	25,781
Zep, Inc.	986	13,419

		56,447

Total Materials		72,571

Telecommunication Services - 2.0%

Integrated Telecommunication Services - 2.0%
General Communication, Inc., Class A (1)	1,579	19,185
Hawaiian Telcom Holdco, Inc. (1)	633	16,458
Premiere Global Services, Inc. (1)	1,977	20,857

Total Telecommunication Services		56,500

Utilities - 1.1%

Water Utilities - 1.1%
Middlesex Water Co.	830	18,293
York Water Co.	648	13,090

Total Utilities		31,383

Total Common Stocks (identified cost $2,410,581)		2,771,156

Short-Term Investments - 2.4%

Mutual Funds - 2.4%
BMO Prime Money Market Fund, Class I, 0.010% (10)	67,954	67,954

Total Short-Term Investments (identified cost $67,954)		67,954

Total Investments - 99.5% (identified cost $2,478,535)		2,839,110
Other Assets and Liabilities - 0.5%		14,975

Total Net Assets - 100.0%		$2,854,085

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.6%

Austria - 0.6%
EVN AG	533	$6,793
Oesterreichische Post AG	330	16,036

		22,829
Bermuda - 2.2%
APT Satellite Holdings, Ltd.	11,000	18,326
Everest Re Group, Ltd.	404	70,857

		89,183
Canada - 10.0%
Artis Real Estate Investment Trust	705	9,791
BCE, Inc.	1,120	52,244
Canadian Tire Corp., Ltd., Class A	139	15,597
Cogeco Cable, Inc.	101	5,739
Dollarama, Inc.	1,736	81,342
Emera, Inc.	519	17,883
First Capital Realty, Inc.	1,991	32,594
Fortis, Inc./Canada	1,292	45,884
Genworth MI Canada, Inc. (2)	1,930	69,689
High Liner Foods, Inc.	290	5,442
Laurentian Bank of Canada	875	39,025
Medical Facilities Corp.	462	7,575
Metro, Inc.	85	6,639
National Bank of Canada	219	10,175
North West Co., Inc.	552	11,803

		411,422
China - 1.7%
Chongqing Changan Automobile Co., Ltd., Class B	10,300	21,848
Luthai Textile Co., Ltd., Class B	7,000	9,324
PetroChina Co., Ltd., Class H	16,000	17,351
Yantai Changyu Pioneer Wine Co., Ltd., Class B	7,201	22,099

		70,622
France - 0.3%
Boiron SA	82	7,290
Societe d’Edition de Canal +	833	6,122

		13,412
Germany - 0.9%
Fresenius SE & Co. KGaA	672	36,428
Guernsey - 2.0%
Amdocs, Ltd.	1,735	84,573
Hong Kong - 7.6%
China Mobile, Ltd.	2,500	30,786
CLP Holdings, Ltd.	9,000	78,218
Hang Seng Bank, Ltd.	1,500	24,989
PCCW, Ltd.	99,000	65,998
Power Assets Holdings, Ltd.	5,000	47,742
Television Broadcasts, Ltd. (2)	7,300	41,276
Vitasoy International Holdings, Ltd.	10,000	14,364
VTech Holdings, Ltd. (2)	800	11,131

		314,504
Israel - 4.0%
Bezeq Israeli Telecommunication Corp., Ltd.	30,298	53,605
Cellcom Israel, Ltd. (1)	1,038	9,697
Elbit Systems, Ltd.	137	7,947

Ituran Location and Control, Ltd. (2)	410	8,868
Teva Pharmaceutical Industries, Ltd., ADR (2)	1,481	84,387

		164,504
Italy - 0.1%
Engineering SpA	134	6,250
Japan - 6.1%
Benesse Holdings, Inc. (2)	1,200	36,541
Canon Electronics, Inc. (2)	1,600	26,969
Capcom Co., Ltd. (2)	500	7,434
Duskin Co., Ltd. (2)	1,600	23,357
Kato Sangyo Co., Ltd.	600	11,493
Megmilk Snow Brand Co., Ltd.	2,000	24,192
Morinaga & Co., Ltd./Japan	5,000	11,498
Morinaga Milk Industry Co., Ltd.	8,000	26,686
Nippon Telegraph & Telephone Corp.	600	32,099
Nisshin Oillio Group, Ltd. (2)	5,000	16,763
Noevir Holdings Co., Ltd.	500	8,470
Okinawa Cellular Telephone Co.	300	8,529
Sakata Seed Corp.	1,100	16,085

		250,116
Malaysia - 4.7%
Petronas Chemicals Group Bhd	8,700	14,480
Public Bank Bhd	10,700	58,775
Sime Darby Bhd	9,603	27,482
Telekom Malaysia Bhd	37,700	78,911
Tenaga Nasional Bhd	3,300	13,912

		193,560
Netherlands - 0.4%
Amsterdam Commodities NV	410	9,309
Sligro Food Group NV	150	5,642

		14,951
New Zealand - 4.3%
Air New Zealand, Ltd.	9,349	17,822
Argosy Property, Ltd.	19,915	17,107
Ebos Group, Ltd.	1,256	9,282
Fisher & Paykel Healthcare Corp., Ltd.	17,920	77,039
Infratil, Ltd.	7,259	15,945
Kiwi Income Property Trust	11,115	10,464
Ryman Healthcare, Ltd.	4,197	26,373
Summerset Group Holdings, Ltd.	1,671	3,553

		177,585
Portugal - 0.2%
REN - Redes Energeticas Nacionais SGPS SA	3,269	10,203
Singapore - 6.2%
CDL Hospitality Trusts (2)	8,000	10,643
Frasers Centrepoint Trust	17,000	24,702
Hutchison Port Holdings Trust, Class U (2)	25,000	17,125
Mapletree Logistics Trust	45,000	40,716
Raffles Medical Group, Ltd.	5,000	14,837
Religare Health Trust	25,000	19,457
Sembcorp Industries, Ltd.	6,000	21,025
Sheng Siong Group, Ltd.	14,000	7,085
Singapore Airlines, Ltd.	3,000	24,798
Singapore Post, Ltd.	31,000	45,877
Venture Corp., Ltd.	5,000	29,368

		255,633

South Korea - 1.6%
GS Home Shopping, Inc.	77	14,845
KT&G Corp.	573	50,114

		64,959
Switzerland - 2.0%
Intershop Holding AG	19	7,079
Metall Zug AG	3	7,498
Novartis AG	585	56,608
Siegfried Holding AG	82	13,417

		84,602
Taiwan - 3.3%
Chunghwa Telecom Co., Ltd.	26,000	78,132
Far EasTone Telecommunications Co., Ltd.	4,000	8,660
Shinkong Synthetic Fibers Corp.	46,000	15,830
Taichung Commercial Bank Co., Ltd.	49,755	16,399
Taiwan Secom Co., Ltd.	5,075	13,185
Tung Ho Steel Enterprise Corp.	8,000	6,023

		138,229
United Kingdom - 3.1%
AstraZeneca PLC	493	36,809
Centrica PLC	2,100	9,335
Greggs PLC	3,092	30,717
Next PLC	476	50,373

		127,234
United States - 36.3%
American Capital Mortgage Investment Corp. (2)	2,232	44,796
American Electric Power Co., Inc.	341	19,625
AmerisourceBergen Corp.	1,010	91,961
Atrion Corp. (2)	36	11,700
Avista Corp. (2)	1,872	64,490
Capstead Mortgage Corp. (2)	4,219	54,889
Cintas Corp. (2)	829	60,641
Consolidated Edison, Inc. (2)	1,025	64,729
Cyberonics, Inc. (1) (2)	380	20,235
Dr. Pepper Snapple Group, Inc. (2)	1,411	104,414
Edison International	276	17,543
Entergy Corp. (2)	194	16,277
Exelon Corp. (2)	2,262	81,817
Forrester Research, Inc. (2)	541	21,483
General Mills, Inc. (2)	1,193	62,931
Humana, Inc.	654	90,232
ICU Medical, Inc. (1) (2)	164	13,725
Johnson & Johnson	293	31,717
Kohl’s Corp. (2)	191	11,388
Laboratory Corporation of America Holdings (1) (2)	660	69,062
Magellan Health, Inc. (1) (2)	1,080	66,085
McKesson Corp. (2)	425	89,573
Merck & Co., Inc. (2)	1,349	81,480
Navigators Group, Inc. (1) (2)	246	17,970
NetApp, Inc.	694	29,530
Northfield Bancorp, Inc. (2)	2,111	29,744
PepsiCo, Inc.	803	80,380
Pfizer, Inc. (2)	934	29,094
Portland General Electric Co. (2)	1,229	45,313
Wal-Mart Stores, Inc. (2)	867	75,897

		1,498,721

Total Common Stocks (identified cost $3,793,401)		4,029,520

Preferred Stocks - 0.1%
Japan - 0.1%
Shinkin Central Bank	3	5,307

Total Preferred Stocks (identified cost $5,836)		5,307

Short-Term Investments - 29.2%

Collateral Investment for Securities on Loan - 27.5%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (12)		1,137,339

Mutual Funds - 1.7%
State Street Institutional Liquid Reserves Fund, 0.080%	69,019	69,019

Total Short-Term Investments (identified cost $1,206,358)		1,206,358

Total Investments - 126.9% (identified cost $5,005,595)		5,241,185
Other Assets and Liabilities - (26.9)%		(1,111,466)

Total Net Assets - 100.0%		$4,129,719

Global Low Volatility Equity Fund

Industry Allocation

As of November 30, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$7,947	0.2%
Agriculture	66,199	1.6
Airlines	42,620	1.0
Apparel	9,324	0.2
Auto Manufacturers	21,848	0.5
Banks	149,363	3.6
Beverages	221,258	5.4
Chemicals	27,898	0.7
Commercial Services	155,207	3.8
Computers	114,102	2.8
Cosmetics/Personal Care	8,470	0.2
Electric	546,372	13.2
Electronics	38,236	0.9
Engineering & Construction	21,025	0.5
Food	223,115	5.4
Gas	9,335	0.2
Healthcare-Products	131,982	3.2
Healthcare-Services	314,146	7.6
Holding Companies-Diversified	34,980	0.9
Home Furnishings	26,969	0.7
Insurance	158,517	3.8
Internet	6,250	0.2
Iron/Steel	6,023	0.1
Media	53,137	1.3
Oil & Gas	17,351	0.4
Pharmaceuticals	508,919	12.3
Real Estate	76,238	1.8
Real Estate Investment Trusts	196,001	4.8
Retail	256,526	6.2
Savings & Loans	29,744	0.7
Software	7,434	0.2
Telecommunications	448,116	10.9
Textiles	15,830	0.4
Transportation	79,038	1.9

Total Common Stocks	4,029,520	97.6
Preferred Stocks	5,307	0.1
Collateral Pool Investments for Securities on Loan	1,137,339	27.5
Mutual Funds	69,019	1.7

Total Investments	5,241,185	126.9
Other Assets and Liabilities	(1,111,466)	(26.9)

Total Net Assets	$4,129,719	100.0%

Pyrford Global Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 95.2%

Australia - 7.5%
Brambles, Ltd.	2,354	$19,469
Computershare, Ltd.	1,616	15,882
Newcrest Mining, Ltd. (1) (2)	751	6,608
QBE Insurance Group, Ltd.	994	9,185
Rio Tinto, Ltd.	115	5,783
Telstra Corp., Ltd.	906	4,387
Woodside Petroleum, Ltd.	476	14,480
Woolworths, Ltd.	452	11,969

		87,763

Belgium - 1.2%
Colruyt SA	307	14,277
Canada - 3.8%
Imperial Oil, Ltd.	512	22,199
Metro, Inc.	279	21,791

		43,990

France - 4.1%
Air Liquide SA	128	16,107
Sanofi	175	16,943
Total SA	278	15,552

		48,602

Germany - 1.1%
SAP AG	183	12,898
Hong Kong - 7.1%
ASM Pacific Technology, Ltd. (2)	1,600	16,288
China Mobile, Ltd.	1,500	18,471
CNOOC, Ltd.	12,000	17,547
Power Assets Holdings, Ltd.	1,500	14,323
VTech Holdings, Ltd. (2)	1,200	16,696

		83,325

Israel - 1.0%
Bezeq Israeli Telecommunication Corp., Ltd.	2,298	4,066
Teva Pharmaceutical Industries, Ltd.	129	7,340

		11,406

Japan - 3.8%
KDDI Corp.	100	6,405
Makita Corp.	100	5,021
Mitsubishi Electric Corp.	1,000	12,016
Nihon Kohden Corp.	100	5,029
Sumitomo Rubber Industries, Ltd. (2)	600	9,138
Toyota Tsusho Corp. (2)	300	7,101

		44,710

Malaysia - 5.3%
Axiata Group Bhd	12,600	26,299
Lafarge Malaysia Bhd	2,100	6,295
Magnum Bhd	5,800	5,007
Malayan Banking Bhd	8,910	24,919

		62,520

Netherlands - 2.0%
Reed Elsevier NV	489	12,021
Unilever NV	293	11,934

		23,955
Norway - 0.7%
Telenor ASA	392	8,275
Singapore - 4.5%
ComfortDelGro Corp., Ltd.	7,000	13,955
Sembcorp Industries, Ltd.	2,000	7,008
Singapore Technologies Engineering, Ltd.	3,000	7,752
United Overseas Bank, Ltd.	1,000	18,403
Venture Corp., Ltd.	1,000	5,874

		52,992
Sweden - 2.1%
Assa Abloy AB, Class B	96	5,217
Atlas Copco AB, A Shares	356	10,265
Svenska Cellulosa AB SCA, B Shares	408	9,624

		25,106
Switzerland - 10.3%
Givaudan SA	3	5,346
Nestle SA	390	29,283
Novartis AG	273	26,417
Panalpina Welttransport Holding AG	49	6,699
Roche Holding AG	95	28,453
Schindler Holding AG	41	5,847
Syngenta AG	16	5,271
Zurich Insurance Group AG (1)	42	13,162

		120,478
Taiwan - 3.2%
Advantech Co., Ltd.	1,099	7,529
Chunghwa Telecom Co., Ltd.	5,000	15,025
MediaTek, Inc.	1,000	15,025

		37,579
United Kingdom - 7.0%
BP PLC	1,501	9,852
British American Tobacco PLC	216	12,802
GlaxoSmithKline PLC	633	14,683
Legal & General Group PLC	2,792	10,759
Royal Dutch Shell PLC, A Shares	395	13,185
SSE PLC	432	11,067
Vodafone Group PLC	2,736	9,998

		82,346
United States - 30.5%
Altria Group, Inc. (2)	526	26,437
Automatic Data Processing, Inc.	223	19,098
C.H. Robinson Worldwide, Inc. (2)	379	27,948
Coach, Inc. (2)	594	22,049
Exxon Mobil Corp. (2)	501	45,361
General Dynamics Corp. (2)	231	33,578
Home Depot, Inc.	334	33,200
Linear Technology Corp. (2)	571	26,283
McDonald’s Corp. (2)	262	25,364
Microsoft Corp. (2)	816	39,013
Philip Morris International, Inc. (2)	382	33,207
T. Rowe Price Group, Inc. (2)	320	26,710

		358,248

Total Common Stocks (identified cost $1,093,376)		1,118,470

Short-Term Investments - 27.4%

Collateral Investment for Securities on Loan - 25.0%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (12)		293,373
Mutual Funds - 2.4%
State Street Institutional Liquid Reserves Fund, 0.080%	28,531	28,531

Total Short-Term Investments (identified cost $321,904)		321,904

Total Investments - 122.6% (identified cost $1,415,280)		1,440,374
Other Assets and Liabilities - (22.6)%		(265,862)

Total Net Assets - 100.0%		$1,174,512

Pyrford Global Equity Fund

Industry Allocation

As of November 30, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$33,578	2.9%
Agriculture	72,446	6.2
Auto Parts & Equipment	9,138	0.8
Banks	43,322	3.7
Building Materials	6,295	0.5
Chemicals	26,724	2.3
Commercial Services	38,567	3.3
Computers	23,410	2.0
Cosmetics/Personal Care	21,558	1.8
Distribution/Wholesale	7,101	0.6
Diversified Financial Services	26,710	2.3
Electric	25,389	2.2
Electronics	5,874	0.5
Engineering & Construction	14,761	1.3
Food	77,319	6.6
Hand/Machine Tools	10,868	0.9
Healthcare-Products	5,029	0.4
Holding Companies-Diversified	5,007	0.4
Insurance	33,106	2.8
Machinery-Construction & Mining	22,281	1.9
Media	12,021	1.0
Metal Fabricate/Hardware	5,217	0.4
Mining	12,391	1.0
Oil & Gas	138,176	11.8
Pharmaceuticals	93,836	8.0
Retail	80,613	6.9
Semiconductors	57,597	4.9
Software	51,911	4.4
Telecommunications	109,623	9.3
Transportation	48,602	4.1

Total Common Stocks	1,118,470	95.2
Collateral Pool Investments for Securities on Loan	293,373	25.0
Mutual Funds	28,531	2.4

Total Investments	1,440,374	122.6
Other Assets and Liabilities	(265,862)	(22.6)

Total Net Assets	$1,174,512	100.0%

Pyrford Global Strategic Return Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 24.1%

Australia - 0.8%
Brambles, Ltd.	6,339	$52,429
Computershare, Ltd.	4,631	45,513
Woodside Petroleum, Ltd.	1,335	40,610

		138,552
Belgium - 0.2%
Colruyt SA	728	33,856
Canada - 0.8%
Imperial Oil, Ltd. (2)	2,007	87,020
Metro, Inc.	851	66,465

		153,485
France - 0.5%
Air Liquide SA	274	34,479
Sanofi	357	34,563
Total SA	566	31,664

		100,706
Germany - 0.2%
SAP AG	408	28,755
Hong Kong - 2.7%
ASM Pacific Technology, Ltd. (2)	9,900	100,784
China Mobile, Ltd.	13,000	160,085
CNOOC, Ltd.	88,000	128,677
VTech Holdings, Ltd. (2)	8,300	115,479

		505,025
Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	20,689	36,604
Teva Pharmaceutical Industries, Ltd.	1,037	59,009

		95,613
Japan - 0.8%
KDDI Corp.	800	51,242
Makita Corp. (2)	900	45,184
Sumitomo Rubber Industries, Ltd.	3,700	56,350

		152,776
Malaysia - 1.2%
Axiata Group Bhd	56,300	117,510
Malayan Banking Bhd	40,311	112,740

		230,250
Netherlands - 0.3%
Reed Elsevier NV	1,169	28,737
Unilever NV	614	25,008

		53,745
Norway - 0.4%
Telenor ASA	3,442	72,663
Singapore - 1.2%
ComfortDelGro Corp., Ltd.	46,000	91,707
Sembcorp Industries, Ltd.	15,000	52,563
United Overseas Bank, Ltd.	4,000	73,611

		217,881

Sweden - 0.9%
Assa Abloy AB, Class B	685	37,224
Atlas Copco AB, A Shares	2,380	68,624
Svenska Cellulosa AB SCA, B Shares	2,894	68,270

		174,118
Switzerland - 1.5%
Nestle SA	1,039	78,012
Novartis AG	740	71,607
Roche Holding AG	252	75,476
Syngenta AG	50	16,471
Zurich Insurance Group AG (1)	90	28,204

		269,770
Taiwan - 0.9%
Advantech Co., Ltd.	7,256	49,706
Chunghwa Telecom Co., Ltd.	40,000	120,203

		169,909
United Kingdom - 1.0%
BP PLC	3,255	21,364
British American Tobacco PLC	465	27,560
GlaxoSmithKline PLC	1,266	29,366
Legal & General Group PLC	6,455	24,874
Royal Dutch Shell PLC, A Shares	843	28,140
SSE PLC	929	23,798
Vodafone Group PLC	6,338	23,161

		178,263
United States - 10.2%
Altria Group, Inc. (2)	2,442	122,735
Automatic Data Processing, Inc.	1,221	104,566
C.H. Robinson Worldwide, Inc. (2)	1,730	127,570
Coach, Inc. (2)	3,450	128,064
Exxon Mobil Corp. (2)	2,866	259,488
General Dynamics Corp. (2)	1,023	148,703
Home Depot, Inc.	1,505	149,597
Linear Technology Corp. (2)	3,299	151,853
McDonald’s Corp. (2)	1,560	151,024
Microsoft Corp. (2)	4,042	193,248
Philip Morris International, Inc.	2,107	183,162
T. Rowe Price Group, Inc. (2)	1,920	160,262

		1,880,272

Total Common Stocks (identified cost $3,624,856)		4,455,639

International Bonds - 23.9%

Canada - 14.8%
Canadian Government Bond:
3.750%, 6/1/2019 (11)	$710,000	687,387
4.000%, 6/1/2016 (11)	1,493,000	1,364,603
4.250%, 6/1/2018 (11)	708,000	684,602

		2,736,592
United Kingdom - 9.1%
United Kingdom Treasury Bond, 8.750%, 8/25/2017 (11)	883,000	1,679,954

Total International Bonds (identified cost $4,617,528)		4,416,546

U.S. Government & U.S. Government Agency Obligations - 45.8%

U.S. Treasury Bonds & Notes - 45.8%
1.375%, 9/30/2018	1,518,800	1,528,174
2.500%, 6/30/2017	741,000	774,461
2.750%, 5/31/2017 (2)	734,000	771,446
3.125%, 10/31/2016 (2)	1,506,700	1,583,212
5.125%, 5/15/2016	828,200	886,756

7.250%, 5/15/2016 (2)	911,200	1,002,960
8.875%, 8/15/2017 (2)	1,576,000	1,916,933

Total U.S. Government & U.S. Government Agency Obligations (identified cost $8,429,198)		8,463,942

Short-Term Investments - 30.7%

Collateral Investment for Securities on Loan - 26.4%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (12)		4,882,270
Mutual Funds - 4.3%
State Street Institutional Liquid Reserves Fund, 0.080%	790,030	790,030

Total Short-Term Investments (identified cost $5,672,300)		5,672,300

Total Investments - 124.5% (identified cost $22,343,882)		23,008,427
Other Assets and Liabilities - (24.5)%		(4,535,143)

Total Net Assets - 100.0%		$18,473,284

Pyrford Global Strategic Return Fund

Industry Allocation

As of November 30, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$148,703	0.8%
Agriculture	333,457	1.8
Auto Parts & Equipment	56,350	0.3
Banks	186,351	1.0
Chemicals	50,950	0.3
Commercial Services	156,995	0.8
Computers	95,219	0.5
Cosmetics/Personal Care	93,277	0.5
Diversified Financial Services	160,262	0.9
Electric	23,798	0.1
Engineering & Construction	52,563	0.3
Food	178,333	1.0
Hand/Machine Tools	45,184	0.2
Insurance	53,078	0.3
Machinery-Construction & Mining	68,624	0.4
Media	28,738	0.1
Metal Fabricate/Hardware	37,224	0.2
Oil & Gas	596,962	3.2
Pharmaceuticals	270,021	1.5
Retail	428,685	2.3
Semiconductors	252,637	1.4
Software	222,003	1.2
Telecommunications	696,948	3.8
Transportation	219,277	1.2

Total Common Stocks	4,455,639	24.1
International Bonds	4,416,546	23.9
U.S. Government & U.S. Government Agency Obligations	8,463,942	45.8
Collateral Pool Investments for Securities on Loan	4,882,270	26.4
Mutual Funds	790,030	4.3

Total Investments	23,008,427	124.5
Other Assets and Liabilities	(4,535,143)	(24.5)

Total Net Assets	$18,473,284	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 94.3%

Australia - 9.1%
Brambles, Ltd.	829,135	$6,857,568
Computershare, Ltd.	582,548	5,725,222
Newcrest Mining, Ltd. (1)	282,075	2,481,783
QBE Insurance Group, Ltd.	337,904	3,122,495
Rio Tinto, Ltd.	55,711	2,801,606
Telstra Corp., Ltd.	333,697	1,615,635
Woodside Petroleum, Ltd.	164,507	5,004,250
Woolworths, Ltd.	174,966	4,633,102

		32,241,661
Belgium - 2.7%
Belgacom SA (2)	100,996	3,986,648
Colruyt SA	120,765	5,616,180

		9,602,828
Finland - 1.1%
Kone OYJ, Class B	87,647	4,032,433
France - 7.7%
Air Liquide SA	50,561	6,362,452
Legrand SA	67,362	3,531,795
Rubis SCA (2)	62,042	3,638,983
Sanofi	77,133	7,467,633
Total SA	108,259	6,056,314

		27,057,177
Germany - 5.9%
Brenntag AG	109,319	6,020,460
Deutsche Post AG	143,898	4,780,115
GEA Group AG	99,144	4,737,674
SAP AG	72,331	5,097,799

		20,636,048
Hong Kong - 7.8%
ASM Pacific Technology, Ltd. (2)	489,400	4,982,190
China Mobile, Ltd.	512,000	6,304,890
CNOOC, Ltd. (2)	3,790,000	5,541,872
Power Assets Holdings, Ltd.	595,500	5,686,055
VTech Holdings, Ltd. (2)	360,400	5,014,301

		27,529,308
Ireland - 1.0%
CRH PLC	153,438	3,625,058
Israel - 1.4%
Bezeq Israeli Telecommunication Corp., Ltd.	1,088,301	1,925,479
Teva Pharmaceutical Industries, Ltd.	54,567	3,105,063

		5,030,542
Japan - 8.4%
KDDI Corp.	85,300	5,463,684
Makita Corp. (2)	67,800	3,403,849
Mitsubishi Electric Corp.	450,000	5,407,278
Nihon Kohden Corp.	78,500	3,947,648
Sumitomo Rubber Industries, Ltd. (2)	408,600	6,222,877
Toyota Tsusho Corp. (2)	211,000	4,994,398

		29,439,734

Malaysia - 4.5%
Axiata Group Bhd	3,160,500	6,596,639
Lafarge Malaysia Bhd	544,900	1,633,492
Magnum Bhd	1,625,800	1,403,499
Malayan Banking Bhd	2,210,703	6,182,779

		15,816,409
Netherlands - 4.5%
Koninklijke Vopak NV (2)	114,167	5,735,223
Reed Elsevier NV	191,009	4,695,576
Unilever NV	133,870	5,452,419

		15,883,218
Norway - 0.8%
Telenor ASA	136,222	2,875,721
Singapore - 4.6%
ComfortDelGro Corp., Ltd.	2,339,000	4,663,114
Sembcorp Industries, Ltd.	758,000	2,656,182
Singapore Technologies Engineering, Ltd. (2)	829,000	2,142,185
United Overseas Bank, Ltd.	224,000	4,122,225
Venture Corp., Ltd.	468,000	2,748,825

		16,332,531
Sweden - 3.3%
Assa Abloy AB, Class B	46,475	2,525,521
Atlas Copco AB, A Shares	157,072	4,528,968
Svenska Cellulosa AB SCA, B Shares	196,277	4,630,174

		11,684,663
Switzerland - 13.1%
Givaudan SA	1,372	2,445,106
Nestle SA	149,405	11,217,938
Novartis AG	100,837	9,757,578
Panalpina Welttransport Holding AG	20,755	2,837,501
Roche Holding AG	35,075	10,505,258
Schindler Holding AG	16,144	2,302,347
Syngenta AG	6,837	2,252,230
Zurich Insurance Group AG (1)	15,053	4,717,256

		46,035,214
Taiwan - 2.9%
Advantech Co., Ltd.	429,218	2,940,277
Chunghwa Telecom Co., Ltd.	1,151,000	3,458,858
MediaTek, Inc.	250,000	3,756,361

		10,155,496
United Kingdom - 15.5%
BP PLC	661,754	4,343,437
British American Tobacco PLC	86,435	5,123,009
British Sky Broadcasting Group PLC	297,129	4,325,556
GlaxoSmithKline PLC	232,645	5,396,363
Legal & General Group PLC	1,406,504	5,419,897
National Grid PLC	368,392	5,351,482
Royal Dutch Shell PLC, A Shares	158,823	5,301,578
Royal Dutch Shell PLC, B Shares	134,577	4,672,951
SSE PLC	183,397	4,698,043
United Utilities Group PLC	334,547	4,731,802
Vodafone Group PLC	1,410,571	5,154,647

		54,518,765

Total Common Stocks (identified cost $301,866,847)		332,496,806

Preferred Stocks - 1.4%

Germany - 1.4%
Fuchs Petrolub SE	117,638	4,866,635

Total Preferred Stocks (identified cost $4,004,966)		4,866,635
Short-Term Investments - 11.4%

Collateral Investment for Securities on Loan - 7.4%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (12)		26,194,537
Mutual Funds - 4.0%
State Street Institutional Liquid Reserves Fund, 0.080%	14,115,965	14,115,965

Total Short-Term Investments (identified cost $40,310,502)		40,310,502

Total Investments - 107.1% (identified cost $346,182,315)		377,673,943
Other Assets and Liabilities - (7.1)%		(24,877,812)

Total Net Assets - 100.0%		$352,796,131

Pyrford International Stock Fund

Industry Allocation

As of November 30, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$5,123,009	1.5%
Auto Parts & Equipment	6,222,877	1.8
Banks	10,305,004	2.9
Building Materials	5,258,549	1.5
Chemicals	17,080,249	4.8
Commercial Services	6,857,568	1.9
Computers	8,665,498	2.5
Cosmetics/Personal Care	10,082,593	2.9
Distribution/Wholesale	4,994,398	1.4
Electric	10,384,098	2.9
Electrical Components & Equipment	3,531,795	1.0
Electronics	2,748,825	0.8
Engineering & Construction	4,798,367	1.4
Food	21,467,221	6.1
Gas	8,990,465	2.6
Hand/Machine Tools	5,706,197	1.6
Healthcare-Products	3,947,648	1.1
Holding Companies-Diversified	6,141,173	1.7
Insurance	13,259,648	3.8
Machinery-Construction & Mining	9,936,246	2.8
Machinery-Diversified	4,032,433	1.1
Media	9,021,131	2.6
Metal Fabricate/Hardware	2,525,520	0.7
Mining	5,283,389	1.5
Oil & Gas	30,920,403	8.8
Pharmaceuticals	36,231,894	10.3
Pipelines	5,735,223	1.6
Semiconductors	8,738,552	2.5
Software	5,097,799	1.4
Telecommunications	42,396,502	12.0
Transportation	12,280,730	3.5
Water	4,731,802	1.3

Total Common Stocks	332,496,806	94.3
Preferred Stocks	4,866,635	1.4
Collateral Investment for Securities on Loan	26,194,537	7.4
Mutual Funds	14,115,965	4.0

Total Investments	377,673,943	107.1
Other Assets and Liabilities	(24,877,812)	(7.1)

Total Net Assets	$352,796,131	100.0%

Global Natural Resources Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 94.2%

Bermuda - 2.2%
Bunge, Ltd.	332	$30,136
Brazil - 4.0%
BRF SA, ADR (2)	1,315	34,203
Cosan Logistica SA (1)	6,300	8,494
Cosan SA Industria e Comercio	1,100	13,633

		56,330
Canada - 29.8%
Agnico Eagle Mines, Ltd. (2)	324	7,611
Agrium, Inc. (2)	216	21,043
Athabasca Oil Corp. (1) (2)	4,805	10,673
Bankers Petroleum, Ltd. (1)	3,030	9,115
Bellatrix Exploration, Ltd. (1)	2,431	9,907
Birchcliff Energy, Ltd. (1)	1,216	10,836
Canadian Natural Resources, Ltd.	648	21,511
Canadian Pacific Railway, Ltd.	124	23,917
Crew Energy, Inc. (1)	1,729	10,841
First Quantum Minerals, Ltd.	1,217	19,796
Franco-Nevada Corp.	192	9,606
HudBay Minerals, Inc.	3,737	28,170
Inter Pipeline, Ltd. (2)	483	13,778
InterOil Corp. (1) (2)	537	29,267
Keyera Corp.	139	10,331
Lundin Mining Corp. (1)	7,176	34,201
MEG Energy Corp. (1)	988	16,045
Painted Pony Petroleum, Ltd. (1)	2,101	17,455
Pembina Pipeline Corp. (2)	203	6,916
Platinum Group Metals, Ltd. (1)	18,756	11,482
Potash Corp. of Saskatchewan, Inc.	949	32,624
Precision Drilling Corp.	894	5,801
ShawCor, Ltd.	260	10,709
Silver Wheaton Corp.	584	11,633
Suncor Energy, Inc.	839	26,504
Trican Well Service, Ltd.	1,275	8,630

		418,402
Finland - 0.6%
Outokumpu OYJ (1) (2)	1,302	7,748
France - 1.0%
Total SA	259	14,489
India - 2.6%
Mahindra & Mahindra, Ltd., GDR	1,710	36,509
Japan - 4.5%
Hitachi Metals, Ltd.	2,000	34,587
Nippon Steel & Sumitomo Metal Corp.	11,000	28,335

		62,922
Jersey - 2.1%
Glencore PLC	5,963	29,843
Mexico - 1.0%
Grupo Mexico SAB de C.V. (2)	4,400	14,440
Norway - 1.5%
Marine Harvest ASA (2)	1,510	21,416

Peru - 0.5%
Cia de Minas Buenaventura SAA, ADR	827	7,650
United Kingdom - 1.6%
Johnson Matthey PLC	419	21,768
United States - 42.8%
Andersons, Inc.	555	29,992
Antero Resources Corp. (1) (2)	268	12,575
Archer-Daniels-Midland Co.	1,212	63,848
Balchem Corp. (2)	229	14,885
Cabot Oil & Gas Corp.	431	14,240
CF Industries Holdings, Inc.	108	28,960
Concho Resources, Inc. (1) (2)	130	12,382
Diamondback Energy, Inc. (1)	178	10,039
E.I. du Pont de Nemours & Co. (2)	220	15,708
EOG Resources, Inc.	233	20,206
EQT Corp.	242	22,017
HollyFrontier Corp.	500	20,410
Kirby Corp. (1) (2)	214	20,574
Lindsay Corp. (2)	173	15,212
Memorial Resource Development Corp. (1)	951	20,542
Monsanto Co.	529	63,432
Rex Energy Corp. (1) (2)	1,942	13,633
Royal Gold, Inc. (2)	399	25,408
Stillwater Mining Co. (1) (2)	2,069	27,166
Trinity Industries, Inc. (2)	612	19,621
Tyson Foods, Inc., Class A (2)	1,645	69,649
U.S. Silica Holdings, Inc. (2)	347	10,903
Valero Energy Corp.	715	34,756
Zoetis, Inc.	348	15,636

		601,794

Total Common Stocks (identified cost $1,406,607)		1,323,447

Short-Term Investments - 29.2%

Collateral Investment for Securities on Loan - 28.7%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (12)		403,543
Mutual Funds - 0.5%
State Street Institutional Liquid Reserves Fund, 0.080%	6,862	6,862

Total Short-Term Investments (identified cost $410,405)		410,405

Total Investments - 123.4% (identified cost $1,817,012)		1,733,852
Other Assets and Liabilities - (23.4)%		(328,915)

Total Net Assets - 100.0%		$1,404,937

Global Natural Resources Fund

Industry Allocation

As of November 30, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$123,976	8.8%
Auto Manufacturers	36,508	2.6
Chemicals	198,420	14.1
Food	125,269	8.9
Gas	10,331	0.8
Iron/Steel	70,670	5.0
Machinery-Diversified	15,212	1.1
Mining	237,908	16.9
Miscellaneous Manufacturing	19,621	1.4
Oil & Gas	376,877	26.8
Oil & Gas Services	19,339	1.4
Pharmaceuticals	15,636	1.1
Pipelines	20,695	1.5
Transportation	52,985	3.8

Total Common Stocks	1,323,447	94.2
Collateral Pool Investments for Securities on Loan	403,543	28.7
Mutual Funds	6,862	0.5

Total Investments	1,733,852	123.4
Other Assets and Liabilities	(328,915)	(23.4)

Total Net Assets	$1,404,937	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 89.5%

Bermuda - 5.0%
Credicorp, Ltd. (2)	24,000	$3,975,840
Giordano International, Ltd. (2)	3,636,000	1,706,591
Jardine Matheson Holdings, Ltd.	52,800	3,285,744

		8,968,175
Brazil - 1.2%
CCR SA	317,800	2,179,334
Cayman Islands - 3.3%
Sands China, Ltd.	742,000	4,444,202
Want Want China Holdings, Ltd. (2)	1,118,000	1,467,553

		5,911,755
Chile - 1.2%
Aguas Andinas SA, Class A	3,753,810	2,230,366
Egypt - 3.0%
Commercial International Bank Egypt SAE GDR	824,991	5,502,690
Hong Kong - 2.8%
SJM Holdings, Ltd.	2,568,000	5,099,410
India - 25.4%
Bata India, Ltd.	131,759	2,650,467
Container Corp. Of India, Ltd.	116,183	2,521,838
Emami, Ltd.	483,398	6,029,330
ICICI Bank, Ltd.	172,670	4,888,908
ITC, Ltd.	1,667,353	9,745,370
Mahindra & Mahindra, Ltd.	176,540	3,772,332
Nestle India, Ltd.	42,410	4,257,744
Titan Co., Ltd.	602,522	3,603,675
Yes Bank, Ltd.	742,820	8,494,160

		45,963,824
Indonesia - 7.1%
Bank Mandiri Persero Tbk PT	6,272,404	5,409,460
Kalbe Farma Tbk PT	24,646,800	3,534,243
Unilever Indonesia Tbk PT	1,476,600	3,847,581

		12,791,284
Malaysia - 0.8%
Public Bank Bhd	254,200	1,396,315
Mexico - 8.4%
Bolsa Mexicana de Valores SAB de C.V. (2)	1,723,761	3,527,184
Grupo Financiero Banorte SAB de C.V., Class O	720,500	4,084,741
Grupo Herdez SAB de C.V.	1,015,546	2,627,639
Wal-Mart de Mexico SAB de C.V. (2)	2,327,919	4,982,602

		15,222,166
Nigeria - 1.0%
Guaranty Trust Bank PLC	13,275,191	1,858,750
Philippines - 9.8%
Metropolitan Bank & Trust Co.	2,408,394	4,451,547
Philippine Long Distance Telephone Co.	52,545	3,498,709
Universal Robina Corp.	2,238,450	9,725,456

		17,675,712

Singapore - 4.4%
Jardine Cycle & Carriage, Ltd.	178,000	5,812,997
Parkson Retail Asia, Ltd.	3,596,000	2,109,374

		7,922,371
South Africa - 5.1%
Cashbuild, Ltd.	128,992	1,770,404
Clicks Group, Ltd. (2)	275,289	1,978,646
Discovery, Ltd.	271,890	2,737,374
Life Healthcare Group Holdings, Ltd.	723,077	2,729,147

		9,215,571
South Korea - 2.1%
KT&G Corp.	44,070	3,854,310
Taiwan - 1.5%
President Chain Store Corp.	184,000	1,432,878
St. Shine Optical Co., Ltd.	83,000	1,277,955

		2,710,833
Thailand - 4.3%
Advanced Info Service PCL	624,500	4,526,603
Bangkok Bank PCL	273,126	1,680,263
Kasikornbank PCL	199,269	1,498,993

		7,705,859
Turkey - 2.6%
BIM Birlesik Magazalar AS	209,453	4,657,864
Vietnam - 0.5%
Vietnam Dairy Products JSC	177,600	821,703

Total Common Stocks (identified cost $142,164,271)		161,688,292

Preferred Stocks - 1.8%

Brazil - 0.6%
Cia Energetica de Minas Gerais	194,478	1,063,894
Chile - 1.2%
Coca-Cola Embonor SA	1,310,775	2,089,640

Total Preferred Stocks (identified cost $4,640,213)		3,153,534

Participation Notes - 1.5%

United States - 1.5%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 1/20/2015 (15)	601,506	2,789,511

Total Participation Notes (identified cost $3,447,951)		2,789,511

Short-Term Investments - 9.1%

Collateral Investment for Securities on Loan - 5.3%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (12)		9,517,196
Mutual Funds - 3.8%
State Street Institutional Liquid Reserves Fund, 0.080%	6,881,086	6,881,086

Total Short-Term Investments (identified cost $16,398,282)		16,398,282

Total Investments - 101.9% (identified cost $166,650,717)		184,029,619
Other Assets and Liabilities - (1.9)%		(3,423,911)

Total Net Assets - 100.0%		$180,605,708

LGM Emerging Markets Equity Fund

Industry Allocation

As of November 30, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$13,599,680	7.5%
Apparel	2,650,467	1.5
Auto Manufacturers	3,772,332	2.1
Banks	43,241,667	23.9
Commercial Services	2,179,334	1.2
Distribution/Wholesale	5,812,997	3.2
Diversified Financial Services	3,527,184	2.0
Food	23,557,959	13.1
Healthcare-Products	1,277,955	0.7
Healthcare-Services	2,729,147	1.5
Holding Companies-Diversified	3,285,744	1.8
Household Products/Wares	3,847,581	2.1
Insurance	2,737,374	1.5
Lodging	9,543,612	5.3
Pharmaceuticals	9,563,573	5.3
Retail	17,584,169	9.7
Telecommunications	8,025,312	4.5
Transportation	2,521,839	1.4
Water	2,230,366	1.2

Total Common Stocks	161,688,292	89.5
Preferred Stocks	3,153,534	1.8
Participation Notes	2,789,511	1.5
Collateral Investment for Securities on Loan	9,517,196	5.3
Mutual Funds	6,881,086	3.8

Total Investments	184,029,619	101.9
Other Assets and Liabilities	(3,423,911)	(1.9)

Total Net Assets	$180,605,708	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 71.6%

Bahrain - 2.5%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	$200,000	$202,250
Brazil - 3.7%
Banco Bradesco SA/Cayman Islands, 5.900%, 1/16/2021 (2) (5) (6)	100,000	106,625
Samarco Mineracao SA, 4.125%, 11/1/2022 (5) (6)	200,000	183,750

		290,375
British Virgin Islands - 2.7%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (5) (6)	200,000	213,054
Canada - 1.5%
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (2) (5) (6)	125,000	115,938
Chile - 2.7%
Empresa de Transporte de Pasajeros Metro SA, 4.750%, 2/4/2024 (2) (5) (6)	200,000	211,953
Colombia - 4.6%
Bancolombia SA, 6.125%, 7/26/2020 (2)	150,000	163,875
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	200,000	201,600

		365,475
Costa Rica - 2.6%
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	200,000	203,200
Hungary - 2.5%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (2) (5) (6)	200,000	200,930
Indonesia - 5.1%
Bank Rakyat Indonesia Persero Tbk PT, 2.950%, 3/28/2018	200,000	200,250
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (5) (6)	200,000	208,750

		409,000
Ireland - 1.9%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (2) (5) (6)	150,000	152,063
Kazakstan - 4.9%
Eurasian Development Bank, 4.767%, 9/20/2022 (5) (6)	200,000	193,000
KazMunayGas National Co. JSC, 4.400%, 4/30/2023 (5) (6)	200,000	194,000

		387,000
Luxembourg - 3.6%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5) (6)	200,000	182,718
Petrobras International Finance Co. SA, 5.375%, 1/27/2021 (2)	100,000	100,068

		282,786
Mexico - 10.9%
America Movil SAB de C.V., 6.450%, 12/5/2022 (11)	2,000,000	144,550
Cemex SAB de C.V., 7.250%, 1/15/2021 (2) (5) (6)	200,000	212,000
Empresas ICA SAB de C.V., 8.875%, 5/29/2024 (2) (5) (6)	200,000	190,500
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (2) (5) (6)	200,000	214,000
Petroleos Mexicanos, 4.250%, 1/15/2025 (5) (6)	100,000	101,400

		862,450
Morocco - 2.8%
OCP SA, 6.875%, 4/25/2044 (5) (6)	200,000	221,540
Netherlands - 7.2%
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (2) (5) (6)	150,000	159,562
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	200,000	216,300
Marfrig Holding Europe BV, 6.875%, 6/24/2019 (2) (5) (6)	200,000	197,800

		573,662

Peru - 1.3%
BBVA Banco Continental SA, 5.250%, 9/22/2029 (5) (6) (3)	100,000	102,300
Turkey - 5.1%
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (5) (6)	200,000	201,060
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (5) (6)	200,000	205,296

		406,356
United States - 4.7%
Braskem America Finance Co., 7.125%, 7/22/2041 (5) (6)	200,000	201,000
Southern Copper Corp., 7.500%, 7/27/2035	150,000	174,563

		375,563
Venezuela - 1.3%
Petroleos de Venezuela SA, 8.500%, 11/2/2017 (5) (6)	150,000	105,375

Total Corporate Bonds & Notes (identified cost $5,548,808)		5,681,270

International Bonds - 24.5%

Armenia - 1.9%
Republic of Armenia, 6.000%, 9/30/2020 (5) (6)	150,000	154,500
Azerbaijan - 2.6%
Republic of Azerbaijan International Bond, 4.750%, 3/18/2024 (5) (6)	200,000	202,500
Bahrain - 2.6%
Bahrain Government International Bond, 6.000%, 9/19/2044 (5) (6)	200,000	205,000
Colombia - 0.8%
Colombia Government International Bond, 8.125%, 5/21/2024	50,000	67,125
Croatia - 2.0%
Croatia Government International Bond, 5.500%, 4/4/2023 (2) (5) (6)	150,000	158,382
Georgia - 2.8%
Georgia Government International Bond, 6.875%, 4/12/2021	200,000	225,000
Hungary - 1.1%
Hungary Government International Bond, 5.750%, 11/22/2023	80,000	89,761
Indonesia - 2.8%
Perusahaan Penerbit SBSN Indonesia, 6.125%, 3/15/2019 (5) (6)	200,000	225,000
Paraguay - 2.7%
Republic of Paraguay, 6.100%, 8/11/2044 (2) (5) (6)	200,000	214,000
South Africa - 2.6%
ZAR Sovereign Capital Fund Propriety, Ltd., 3.903%, 6/24/2020 (5) (6)	200,000	203,290
Vietnam - 2.6%
Vietnam Government International Bond, 4.800%, 11/19/2024 (5) (6)	200,000	205,000

Total International Bonds (identified cost $1,857,351)		1,949,558

Short-Term Investments - 28.6%

Collateral Investment for Securities on Loan - 26.1%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (12)		2,074,095
Mutual Funds - 2.5%
State Street Institutional Liquid Reserves Fund, 0.080%	194,045	194,045

Total Short-Term Investments (identified cost $2,268,140)		2,268,140

Total Investments - 124.7% (identified cost $9,674,299)		9,898,968
Other Assets and Liabilities - (24.7)%		(1,962,686)

Total Net Assets - 100.0%		$7,936,282

TCH Emerging Markets Bond Fund

Industry Allocation

As of November 30, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Banks	$1,182,606	14.9%
Building Materials	212,000	2.7
Chemicals	636,540	8.0
Diversified Financial Services	365,117	4.6
Engineering & Construction	190,500	2.4
Food	197,800	2.5
Gas	208,750	2.6
Iron/Steel	183,750	2.3
Mining	174,562	2.2
Multi-National	193,000	2.5
Oil & Gas	799,499	10.1
Sovereign	200,930	2.5
Telecommunications	707,963	8.9
Transportation	428,253	5.4

Total Corporate Bonds & Notes	5,681,270	71.6
International Bonds	1,949,558	24.5
Collateral Pool Investments for Securities on Loan	2,074,095	26.1
Mutual Funds	194,045	2.5

Total Investments	9,898,968	124.7
Other Assets and Liabilities	(1,962,686)	(24.7)

Total Net Assets	$7,936,282	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 93.9%

Alabama - 2.8%
Alabama Board of Education, 4.000%, 7/1/2020, Call 7/1/2018	$1,405,000	$1,518,215
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	190,000	196,838
Bessemer Governmental Utility Services Corp., 0.320%, 12/1/2030 (3) (5) (6)	5,085,000	5,085,000
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (3)	13,125,000	13,125,000
Health Care Authority for Baptist Health, AGC, 0.500%, 11/15/2037, Call 12/5/2014 (3) (14)	900,000	900,000
Limestone County Water & Sewer Authority:
1.000%, 12/1/2015	535,000	537,493
1.000%, 12/1/2015	150,000	150,684

		21,513,230
Arizona - 2.0%
Arizona Health Facilities Authority:
1.890%, 2/5/2020, Call 8/9/2019 (3)	750,000	772,507
1.890%, 2/5/2020, Call 8/9/2019 (3)	3,250,000	3,347,532
2.000%, 2/1/2015	1,000,000	1,002,620
3.000%, 2/1/2016	1,500,000	1,542,645
4.000%, 7/1/2015	140,000	142,930
Arizona School Facilities Board, AMBAC:
4.250%, 7/1/2015	225,000	229,451
5.000%, 7/1/2018	300,000	337,221
County of Mohave, AGC, 4.125%, 4/1/2017	100,000	106,242
Glendale Industrial Development Authority, 4.000%, 12/1/2014	1,815,000	1,815,000
Industrial Development Authority of the County of Pima, 5.000%, 9/1/2017	250,000	277,433
Maricopa County Industrial Development Authority, 2.000%, 1/1/2016	310,000	313,683
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (3)	500,000	505,430
Pima County Industrial Development Authority, 4.000%, 7/1/2016	305,000	310,133
Scottsdale Industrial Development Authority, FSA, 0.990%, 9/1/2045 (3) (14)	4,275,000	4,275,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 12/29/2014	100,000	100,353

		15,078,180
Arkansas - 0.4%
City of Bentonville, NATL-RE, 6.400%, 12/1/2014	200,000	200,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	1,040,000	1,042,246
City of Fort Smith:
1.000%, 5/1/2029, Call 5/1/2024	125,000	125,546
2.375%, 5/1/2027, Call 5/1/2022	350,000	350,557
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	895,000	895,090
City of North Little Rock, 2.625%, 5/1/2016	350,000	354,788
County of Crawford, AGM, 1.850%, 9/1/2024, Call 9/1/2021	200,000	200,884
University of Central Arkansas, BAM, 2.000%, 9/1/2015	100,000	101,240

		3,270,351
California - 10.9%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	104,400
Anaheim Public Financing Authority, 5.000%, 5/1/2017	500,000	546,895
Austin Trust, AGM NATL-RE, 0.230%, 8/1/2032 (3)	6,920,000	6,920,000
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (3)	8,000,000	8,024,640
1.140%, 4/1/2024, Call 10/1/2023 (3)	1,750,000	1,783,740
BB&T Municipal Trust, 0.740%, 11/15/2017 (3) (5) (6)	2,000,000	2,000,000
California County Tobacco Securitization Agency:
4.000%, 6/1/2016	500,000	524,255
4.000%, 6/1/2017	565,000	606,076
California Health Facilities Financing Authority, NATL-RE, 0.149%, 7/1/2022, Call 12/1/2014 (3) (14)	1,300,000	1,233,844
California Housing Finance Agency, 0.850%, 8/1/2016	1,500,000	1,503,210

California Municipal Finance Authority, 1.125%, 2/1/2017 (3)	1,500,000	1,505,595
California Statewide Communities Development Authority:
0.550%, 9/6/2035, Call 12/1/2014 (3) (5) (6)	1,000,000	1,000,000
3.500%, 11/1/2018	900,000	926,541
California Statewide Communities Development Authority, AGM:
0.310%, 7/1/2040 (3) (14)	200,000	200,000
2.000%, 10/1/2015	190,000	191,562
2.000%, 10/1/2016	120,000	121,838
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	1,000,000	1,022,570
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,366,478
Chabot-Las Positas Community College District, AMBAC:
0.000%, 8/1/2020, Call 8/1/2016	265,000	216,486
0.000%, 8/1/2026, Call 8/1/2016	175,000	105,784
City of Fresno, NATL-RE FGIC, 5.250%, 6/1/2015, Call 12/29/2014	525,000	526,848
City of Yucaipa, 3.000%, 9/1/2015	345,000	347,505
Compton Unified School District, AMBAC, 0.000%, 6/1/2016	385,000	377,504
County of San Joaquin:
3.000%, 4/1/2017	150,000	156,638
4.000%, 4/1/2018	285,000	308,812
Deutsche Bank Spears/Lifers Trust, 0.350%, 8/1/2047 (3) (5) (6)	16,159,000	16,159,000
Deutsche Bank Spears/Lifers Trust, AMBAC, 0.250%, 10/1/2037 (3) (5) (6)	2,115,000	2,115,000
Hemet Unified School District, 0.690%, 10/3/2016 (3)	2,500,000	2,500,000
Imperial Community College District, AGM, 0.000%, 8/1/2016	180,000	176,690
Inglewood Unified School District School Facilities Financing Authority, AGM, 5.000%, 10/15/2016	100,000	107,301
Kaweah Delta Health Care District:
4.000%, 6/1/2015	125,000	126,864
4.000%, 6/1/2016	490,000	510,036
Long Beach Bond Finance Authority, 5.000%, 11/15/2015	110,000	114,192
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.350%, 7/1/2027 (3) (14)	225,000	213,661
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	104,653
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,664,280
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	41,294
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	1,275,000	1,142,566
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	293,175
Northern California Gas Authority No. 1, 0.788%, 7/1/2019 (3)	7,500,000	7,370,400
Poway Unified School District Public Financing Authority, 2.000%, 9/15/2015	640,000	641,331
Puttable Floating Option Tax-Exempt Receipts, 0.470%, 8/1/2030, Call 12/29/2014 (3) (5) (6)	4,460,000	4,460,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.320%, 8/1/2037, Call 8/1/2017 (3) (5) (6)	2,500,000	2,500,000
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 12/29/2014	220,000	220,345
Richland School District, AGM, 0.000%, 8/1/2015	210,000	208,648
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	723,809
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	101,438
State of California, 0.939%, 12/3/2018, Call 6/1/2018 (3)	950,000	962,910
State of California, FSA, 0.260%, 8/1/2027 (3) (5) (6)	7,465,000	7,465,000
Stockton Unified School District, 3.000%, 7/1/2015	430,000	436,648
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	432,288
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2015 (3)	2,000,000	2,000,420
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	269,519

		84,682,689
Colorado - 3.4%
Auraria Higher Education Center:
6.000%, 5/1/2015	140,000	143,240
6.000%, 5/1/2016	149,000	160,244
6.000%, 5/1/2017	159,000	174,922
City & County of Denver, AGC:
0.450%, 11/15/2025, Call 12/1/2014 (3) (14)	2,100,000	2,100,000
0.460%, 11/15/2025, Call 12/2/2014 (3) (14)	1,300,000	1,300,000
0.550%, 11/15/2025, Call 12/5/2014 (3) (14)	1,125,000	1,125,000
0.600%, 11/15/2025, Call 12/3/2014 (3) (14)	1,525,000	1,525,000
City of Burlington, 2.000%, 11/1/2015	80,000	80,797
Colorado Educational & Cultural Facilities Authority:
2.000%, 7/15/2015	215,000	215,406
3.000%, 6/1/2016	255,000	259,302
3.000%, 8/15/2016	150,000	156,131

3.000%, 8/15/2017	175,000	184,635
3.000%, 11/15/2017	190,000	200,564
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 12/29/2014	700,000	701,470
Colorado Health Facilities Authority:
3.000%, 12/1/2014	425,000	425,000
3.000%, 12/1/2014	140,000	140,000
4.000%, 2/1/2017	310,000	326,889
4.000%, 2/1/2018	175,000	187,110
5.000%, 9/1/2020, Call 9/1/2015	670,000	684,706
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2015	245,000	248,650
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	536,492
Cordillera Metropolitan District, RADIAN, 5.000%, 12/1/2014	175,000	175,000
County of Montrose, 4.000%, 12/1/2017	385,000	414,256
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 12/1/2016	200,000	218,006
5.000%, 12/1/2020, Call 12/1/2016	1,730,000	1,885,389
E-470 Public Highway Authority, 1.220%, 8/31/2017, Call 3/1/2017 (3)	4,600,000	4,626,220
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	107,257
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2016	500,000	543,485
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	104,776
Puttable Floating Option Tax-Exempt Receipts, 0.390%, 12/1/2028 (3) (5) (6)	7,100,000	7,100,000
Rangely Hospital District, 5.000%, 11/1/2016	330,000	350,645

		26,400,592
Connecticut - 0.6%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,333,300
State of Connecticut:
0.280%, 7/1/2016, Call 12/1/2014 (3)	500,000	500,000
0.320%, 1/1/2017, Call 12/1/2014 (3)	2,500,000	2,500,000

		4,333,300
District of Columbia - 0.8%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 7/1/2015	390,000	398,389
District of Columbia, AGC, 0.300%, 7/15/2017 (3) (5) (6)	5,235,000	5,235,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	550,000	545,116

		6,178,505
Florida - 4.1%
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	131,219
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	178,047
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	25,459
City of Gulf Breeze, 1.750%, 12/1/2015 (3)	9,000,000	9,112,320
City of Melbourne, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	118,788
City of Port Orange, 2.000%, 10/1/2016	265,000	272,616
City of Port St. Lucie:
1.500%, 7/1/2015	165,000	166,180
4.000%, 9/1/2016	100,000	105,603
City of Sunrise, AMBAC, 5.500%, 10/1/2015	410,000	426,666
City of Tampa, 3.000%, 9/1/2016	800,000	832,408
County of Bay, 3.500%, 9/1/2016	180,000	178,909
County of Citrus, XLCA, 0.310%, 1/1/2018, Call 12/24/2014 (3) (14)	2,225,000	2,186,846
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	154,725
Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	59,837
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	249,738
Florida Higher Educational Facilities Financial Authority:
4.000%, 4/1/2015	150,000	151,666
4.000%, 4/1/2016	100,000	104,204
Florida Municipal Loan Council, NATL-RE, 5.000%, 10/1/2015	250,000	259,515
Florida Municipal Power Agency, AMBAC:
0.103%, 10/1/2021, Call 12/4/2014 (3) (14)	250,000	230,304
0.103%, 10/1/2021 (3) (14)	325,000	299,395
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	750,000	816,765
Hillsborough County Industrial Development Authority:
4.000%, 10/1/2015	750,000	772,350
5.000%, 10/1/2015	130,000	134,948
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	202,922
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	768,105
Miami-Dade County Expressway Authority, 0.530%, 1/8/2015, Call 12/1/2014 (3) (5) (6)	900,000	900,000

Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	329,271
Mid-Bay Bridge Authority, AGC, 5.000%, 10/1/2016	200,000	210,562
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	247,639
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	306,093
Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	659,769
Orlando Community Redevelopment Agency:
5.000%, 4/1/2015	1,835,000	1,847,845
5.000%, 4/1/2015	500,000	505,835
Palm Beach County Health Facilities Authority, 3.000%, 12/1/2016	465,000	485,014
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	102,443
Port St. Lucie Community Redevelopment Agency, NATL-RE, 5.000%, 1/1/2016	250,000	261,965
Southeast Overtown Park West Community Redevelopment Agency, 4.000%, 3/1/2016 (5) (6)	2,000,000	2,075,000
Sumter County Industrial Development Authority:
3.000%, 7/1/2016	1,620,000	1,676,279
4.000%, 7/1/2017	1,180,000	1,267,662
Suncoast Community Development District, 2.000%, 5/1/2016	170,000	172,567
Tradition Community Development District No. 1, AGM:
2.000%, 5/1/2015	1,000,000	1,005,740
2.000%, 5/1/2016	1,500,000	1,523,505

		31,516,724
Georgia - 2.7%
Burke County Development Authority:
1.550%, 6/21/2016 (3)	250,000	251,300
1.750%, 6/1/2017 (3)	500,000	507,180
City of Atlanta, 1.604%, 11/1/2018, Call 5/1/2018 (3)	2,750,000	2,825,735
City of Atlanta, FSA, 0.350%, 11/1/2043 (3)	7,000,000	7,000,000
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	200,000	213,832
Fulton County Development Authority, 5.000%, 3/15/2016	1,465,000	1,548,241
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	870,000	773,091
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	206,622
Main Street Natural Gas, Inc., 5.000%, 3/15/2015	95,000	96,065
Milledgeville & Baldwin County Development Authority, AMBAC, 0.658%, 10/1/2016 (3)	450,000	448,812
Municipal Electric Authority of Georgia, NATL-RE:
6.375%, 1/1/2016	1,000,000	1,033,990
6.500%, 1/1/2017	45,000	46,554
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,581,265
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.270%, 10/1/2024, Call 10/1/2017 (3) (5) (6)	4,000,000	4,000,000

		20,532,687
Idaho - 1.3%
Idaho Health Facilities Authority, AGM, 4.000%, 7/1/2015	35,000	35,733
Idaho Housing & Finance Association, 0.290%, 1/1/2038, Call 12/1/2014 (3)	9,700,000	9,700,000

		9,735,733
Illinois - 8.6%
Barclays Capital Municipal Trust Receipts, 0.290%, 12/1/2030, Call 12/1/2021 (3) (5) (6)	4,000,000	4,000,000
Chicago Board of Education, 0.320%, 12/1/2041, Call 12/1/2021 (3) (5) (6)	8,665,000	8,665,000
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 12/1/2016	250,000	269,387
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2014	1,335,000	1,335,000
Chicago Housing Authority, Multi-Family Housing, Revenue Bonds, FSA, 5.000%, 7/1/2026, Call 7/1/2016	430,000	460,229
City of Burbank, 3.450%, 12/1/2016	500,000	522,815
City of Burbank, BAM:
3.000%, 12/1/2016	500,000	518,390
3.000%, 12/1/2017	1,040,000	1,093,643
City of Chicago, 0.190%, 1/1/2034, Call 12/1/2014 (3)	6,000,000	6,000,000
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	167,246
5.000%, 1/1/2015	105,000	105,398
5.500%, 1/1/2016	85,000	89,723
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 12/29/2014	135,000	135,489
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	148,859
City of Decatur, 3.000%, 3/1/2016	250,000	257,585
City of Joliet, 4.000%, 1/1/2015	125,000	125,395
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,783,616

City of Springfield:
5.000%, 3/1/2016	300,000	313,119
5.000%, 3/1/2017	350,000	380,989
City of Springfield, NATL-RE:
4.000%, 3/1/2015	75,000	75,661
5.000%, 3/1/2015	790,000	797,189
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2014	200,000	200,516
City of Waukegan:
3.000%, 12/30/2015	405,000	413,639
3.000%, 12/30/2016	425,000	440,364
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	552,115
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	65,000	64,035
Cook County Community Consolidated School District No. 15 Palatine, NATL, 0.000%, 12/1/2017	250,000	239,342
County of Du Page, AGM:
5.000%, 1/1/2016, Call 7/1/2015	100,000	102,652
5.000%, 1/1/2017, Call 7/1/2015	455,000	467,199
De Witt Piatt McLean Counties Community Unit School District No. 18 Blue Ridge, CIFG, 4.000%, 12/1/2015, Call 12/1/2014	400,000	400,000
Deutsche Bank Spears/Lifers Trust, FGIC, 0.310%, 1/1/2030 (3) (5) (6)	9,085,000	9,085,000
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	202,342
Illinois Finance Authority:
1.300%, 5/8/2017 (3)	2,435,000	2,450,146
2.400%, 5/15/2015	500,000	502,165
2.700%, 5/15/2016	375,000	380,291
4.000%, 5/15/2015	250,000	253,652
4.600%, 11/1/2015 (3)	145,000	149,453
5.000%, 12/15/2016, Call 12/1/2015	193,000	193,033
5.000%, 7/1/2017	140,000	151,012
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015 (3)	75,000	78,800
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	51,524
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2016	125,000	124,090
Kane County School District No. 129 West Aurora, NATL-RE FGIC, 5.000%, 2/1/2015	350,000	352,660
Kendall, Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	72,104
Lake County Community Consolidated School District No. 3 Beach Park, NATL-RE, 8.750%, 1/1/2015	850,000	854,301
Lake County Forest Preserve District, 0.637%, 12/15/2020 (3)	450,000	444,856
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	400,000
Lockport Township Park District, AMBAC, 0.000%, 11/1/2016	125,000	122,035
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	164,418
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2015	25,000	24,997
0.000%, 1/1/2015	75,000	74,911
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	235,882
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	134,325
Memorial Park District, 2.500%, 12/30/2015	65,000	66,491
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2023, Call 6/1/2016	250,000	265,837
Northeastern Illinois University, BAM:
3.000%, 7/1/2016 (4)	235,000	242,804
3.000%, 7/1/2017 (4)	120,000	125,962
Northern Cook County Solid Waste Agency, NATL-RE, 5.000%, 5/1/2015	505,000	512,671
Northern Illinois Municipal Power Agency, NATL-RE:
5.000%, 1/1/2018	850,000	947,852
5.000%, 1/1/2023, Call 1/1/2018	515,000	570,491
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	204,112
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	21,940
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	200,000
Southwestern Illinois Development Authority, AGM:
4.500%, 12/1/2014	250,000	250,000
5.250%, 12/1/2020, Call 12/1/2017	275,000	303,809
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,266,122
St. Clair County Community Consolidated School District No. 90 O’Fallon, AGM, 2.800%, 12/1/2016	145,000	150,375

State of Illinois:
3.000%, 2/1/2016	2,085,000	2,137,896
4.000%, 4/1/2016	200,000	208,326
4.000%, 7/1/2016	100,000	104,861
5.000%, 5/1/2017	500,000	544,265
State of Illinois Unemployment Compensation Trust Fund, 5.000%, 12/15/2019, Call 6/15/2015	150,000	153,771
State of Illinois, FSA, 5.500%, 12/15/2014	200,000	200,408
Stephenson County School District No. 145 Freeport, BAM, 2.000%, 2/1/2016	220,000	223,738
Town of Cicero, 4.000%, 1/1/2016	2,670,000	2,755,333
Town of Cicero, AGM, 4.000%, 1/1/2017	1,900,000	2,011,245
Town of Cicero, NATL-RE FGIC, 4.125%, 12/1/2014	300,000	300,000
University of Illinois, AGM, 5.000%, 10/1/2018, Call 10/1/2017	1,635,000	1,829,532
Village of Bensenville, CIFG, 5.000%, 4/1/2016	700,000	726,516
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	201,002
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	215,483
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 12/29/2014	330,000	330,459
Village of Cary, RADIAN, 4.400%, 3/1/2016	200,000	200,888
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 12/29/2014	100,000	100,272
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	102,511
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	165,000
Village of Melrose Park, NATL-RE, 4.300%, 12/15/2015, Call 12/29/2014	220,000	223,192
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	99,916
Village of Plainfield:
2.000%, 12/15/2015	65,000	66,017
2.000%, 12/15/2016	125,000	128,224
2.000%, 12/15/2017	130,000	133,678
Village of River Grove, 3.800%, 12/15/2015	240,000	246,816
Village of Rosemont, BAM, 2.000%, 12/1/2014	275,000	275,000
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014	75,000	75,000
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2015	225,000	224,593
Will County Elementary School District No. 122, AGM, 0.000%, 11/1/2016	130,000	127,182
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2015	275,000	281,858
5.750%, 6/1/2023, Call 6/1/2018	300,000	347,133

		66,495,173
Indiana - 3.3%
City of Goshen, NATL-RE, 3.800%, 1/1/2018, Call 12/29/2014	615,000	615,873
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	212,186
City of Rockport, 1.750%, 6/1/2018 (3)	500,000	503,445
County of Jasper, NATL-RE:
5.600%, 11/1/2016	200,000	216,734
5.600%, 11/1/2016	600,000	650,202
County of Knox, 3.000%, 4/1/2015	200,000	201,178
County of Lake:
2.000%, 1/15/2015	545,000	545,436
2.000%, 7/15/2015	335,000	335,941
2.000%, 1/15/2016	555,000	557,198
2.000%, 1/15/2017	285,000	285,057
Franklin Community Multi-School Building Corp., NATL-RE FGIC SAW, 5.000%, 1/15/2016	250,000	262,770
Gary Community School Corp., SAW:
2.000%, 1/15/2016	255,000	259,916
2.000%, 1/15/2017	520,000	529,433
Indiana Bond Bank, 0.390%, 4/15/2017 (3) (5) (6)	7,000,000	7,000,000
Indiana Finance Authority:
2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,453,160
4.000%, 7/1/2015	100,000	102,093
5.000%, 9/15/2016	500,000	537,845
5.000%, 3/1/2017	930,000	1,001,126
Indiana Health & Educational Facilities Financing Authority:
4.100%, 11/3/2016 (3)	100,000	107,077
5.250%, 3/1/2016	710,000	745,216
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	115,000	115,974
New Albany Floyd County School Building Corp., NATL-RE SAW, 5.000%, 7/15/2015	100,000	103,001
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.270%, 7/1/2022, Call 12/1/2014 (3)	5,575,000	5,575,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017 (4)	410,000	431,669
3.000%, 1/15/2018 (4)	250,000	264,513

		25,612,043

Iowa - 0.7%
City of Coralville:
3.000%, 6/1/2016	250,000	247,120
5.000%, 6/1/2017	50,000	50,442
City of Hills, 4.000%, 8/15/2015	1,690,000	1,729,107
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	3,000,000	3,007,590
University of Northern Iowa, 4.600%, 7/1/2015, Call 12/29/2014	10,000	10,031

		5,044,290
Kansas - 0.1%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017 (4)	745,000	786,891
Kentucky - 1.3%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	24,996
City of Russell, 4.000%, 11/1/2015	400,000	413,120
County of Union, 1.100%, 3/1/2016, Call 3/1/2015	1,100,000	1,097,723
Kentucky State Property & Building Commission, AGC, 0.300%, 2/1/2027, Call 2/1/2019 (3) (5) (6)	5,990,000	5,990,000
Kentucky State Property & Building Commission, NATL-RE, 0.220%, 8/1/2021 (3)	2,500,000	2,500,000

		10,025,839
Louisiana - 2.2%
City of Bossier City, 2.000%, 10/1/2016	135,000	138,630
City of New Orleans, 4.000%, 6/1/2016	300,000	315,567
City of New Orleans, NATL-RE, 5.250%, 12/1/2014	200,000	200,000
East Baton Rouge Sewerage Commission, 0.610%, 8/1/2018, Call 2/1/2018 (3)	6,475,000	6,492,936
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	1,640,000	1,640,804
Louisiana Public Facilities Authority, 0.360%, 7/1/2021, Call 12/4/2014 (3)	1,900,000	1,900,000
Louisiana State Citizens Property Insurance Corp., AMBAC:
5.000%, 6/1/2015	215,000	220,087
5.000%, 6/1/2017, Call 6/1/2016	200,000	213,664
Parish of St. Bernard, 3.000%, 3/1/2015	2,955,000	2,973,823
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	230,000	216,789
State of Louisiana, 0.580%, 5/1/2018, Call 11/1/2017 (3)	2,500,000	2,511,800

		16,824,100
Maryland - 0.9%
Anne Arundel County Consolidated Special Taxing District, 4.000%, 7/1/2015	125,000	127,338
City of Baltimore, NATL-RE, 0.260%, 7/1/2020 (3) (5) (6)	5,940,000	5,940,000
Maryland Community Development Administration:
4.100%, 9/1/2016	60,000	63,801
4.200%, 9/1/2015	475,000	489,126
4.300%, 9/1/2017, Call 3/1/2017	75,000	80,879
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2015	220,000	222,233

		6,923,377
Massachusetts - 0.5%
Commonwealth of Massachusetts, 0.616%, 11/1/2018, Call 11/1/2017 (3)	750,000	757,575
Massachusetts Bay Transportation Authority, 6.200%, 3/1/2016	110,000	113,666
Massachusetts Development Finance Agency:
0.590%, 9/30/2016, Call 3/30/2016 (3)	1,500,000	1,504,890
4.000%, 10/1/2015	200,000	205,960
Massachusetts Development Finance Agency, AGM, 4.000%, 10/1/2015	950,000	969,371
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.140%, 7/1/2018, Call 12/2/2014 (3) (14)	300,000	288,614

		3,840,076
Michigan - 3.4%
Chippewa Hills School District, Q-SBLF:
4.000%, 5/1/2016 (4)	685,000	711,489
4.000%, 5/1/2017 (4)	735,000	781,548
City of Detroit, 3.500%, 10/7/2016 (3)	3,000,000	3,000,000
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	605,000	603,657
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	282,283
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	112,736
City of Detroit Water Supply System Revenue, NATL, 6.500%, 7/1/2015	300,000	309,657

City of Detroit Water Supply System Revenue, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2015	1,500,000	1,534,920
City of Iron Mountain, 2.000%, 3/1/2015	230,000	230,819
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	307,749
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2015	750,000	764,280
Ecorse Public School District, AGM Q-SBLF, 5.000%, 5/1/2016, Call 5/1/2015	100,000	101,921
Fitzgerald Public School District, BAM:
4.000%, 5/1/2016	625,000	651,744
4.000%, 5/1/2016	1,490,000	1,554,830
4.000%, 5/1/2017	985,000	1,047,429
Healthsource Saginaw, Inc., 4.000%, 5/1/2017	200,000	214,704
Michigan Finance Authority:
3.000%, 12/1/2014	120,000	120,000
3.000%, 5/1/2015	160,000	161,448
4.000%, 4/1/2015	135,000	136,048
5.000%, 6/1/2015	1,500,000	1,531,020
5.000%, 7/1/2016	1,000,000	1,053,880
5.000%, 7/1/2016	2,000,000	2,119,380
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	33,582
Michigan State Building Authority, AGC FGIC, 0.000%, 10/15/2018, Call 10/15/2016	165,000	146,875
New Lothrop Area Public Schools, AGM Q-SBLF, 5.000%, 5/1/2035, Call 11/1/2015	1,200,000	1,252,740
Newaygo County Regional Educational Service Agency, 2.000%, 5/1/2016	75,000	76,345
South Redford School District, Q-SBLF, 5.000%, 5/1/2021	475,000	557,213
Star International Academy:
2.900%, 3/1/2015	125,000	125,365
3.150%, 3/1/2016	130,000	131,890
3.400%, 3/1/2017	125,000	128,236
Taylor Tax Increment Finance Authority, AGM:
2.000%, 5/1/2016	1,245,000	1,270,697
4.000%, 5/1/2020, Call 12/29/2014	785,000	786,468
4.000%, 5/1/2021, Call 12/29/2014	600,000	601,038
Village of Holly, BAM, 2.000%, 10/1/2015	160,000	162,286
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	964,795
Wayne-Westland Community Schools, Q-SBLF:
5.000%, 5/1/2017	1,060,000	1,163,689
5.000%, 5/1/2018	800,000	901,008
Zeeland Public Schools:
4.000%, 5/1/2016 (4)	300,000	311,301
4.000%, 5/1/2017 (4)	500,000	530,295

		26,475,365
Minnesota - 0.4%
Brooklyn Center Independent School District No. 286, NATL-RE, 4.250%, 2/1/2016	300,000	312,006
City of Minneapolis, 3.000%, 7/15/2015, Call 1/15/2015	1,065,000	1,065,043
City of Winona:
2.000%, 7/1/2015	100,000	100,298
2.300%, 7/1/2016	500,000	505,040
Minnesota Higher Education Facilities Authority:
3.000%, 12/1/2014	250,000	250,000
4.000%, 10/1/2015	255,000	259,498
St. Cloud Independent School District No. 742:
1.000%, 2/1/2016 (4)	230,000	230,053
1.250%, 2/1/2017 (4)	170,000	170,000

		2,891,938
Mississippi - 1.1%
City of D’Iberville, 2.000%, 4/1/2016	265,000	267,573
Mississippi Business Finance Corp., 1.100%, 12/1/2036, Call 12/1/2014 (3)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	337,389

		8,604,962
Missouri - 1.4%
City of St. Louis, NATL-RE:
5.500%, 7/1/2015	500,000	514,935
5.500%, 7/1/2016	360,000	387,241
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	87,821
Health & Educational Facilities Authority of the State of Missouri, 3.000%, 2/1/2017	100,000	104,221
Howard Bend Levee District, XLCA, 0.330%, 3/1/2027 (3)	5,470,000	5,470,000
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	706,763

Missouri Development Finance Board, 3.000%, 4/1/2016	300,000	307,932
Missouri Housing Development Commission, GNMA/FNMA, 4.700%, 3/1/2035, Call 9/1/2019	390,000	416,075
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.088%, 12/1/2022, Call 12/1/2014 (3) (14)	1,750,000	1,631,553
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	1,000,000	1,011,300

		10,637,841
Nebraska - 0.4%
Central Plains Energy Project:
5.000%, 12/1/2014	100,000	100,000
5.000%, 6/1/2017 (4)	3,000,000	3,309,000

		3,409,000
Nevada - 1.6%
Deutsche Bank Spears/Lifers Trust, FSA AMBAC, 0.300%, 6/15/2022, Call 6/15/2017 (3) (5) (6)	2,720,000	2,720,000
Las Vegas Valley Water District, 0.200%, 6/1/2036, Call 12/1/2014 (3)	10,000,000	10,000,000

		12,720,000
New Hampshire - 0.2%
New Hampshire Health & Education Facilities Authority:
3.000%, 7/1/2015	735,000	742,975
3.000%, 7/1/2016	755,000	774,381

		1,517,356
New Jersey - 8.3%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	184,136
Casino Reinvestment Development Authority, 4.000%, 11/1/2016	750,000	789,848
City of Margate City, 5.000%, 2/1/2018	200,000	221,266
City of Millville, 2.000%, 7/15/2015	1,385,000	1,394,169
New Jersey Economic Development Authority:
0.330%, 11/1/2040, Call 12/1/2014 (3)	5,970,000	5,970,000
0.330%, 11/1/2040, Call 12/1/2014 (3)	4,900,000	4,900,000
0.340%, 11/1/2031, Call 12/1/2014 (3)	7,610,000	7,610,000
0.730%, 3/1/2036, Call 12/1/2014 (3)	6,150,000	6,150,000
0.770%, 2/1/2017, Call 8/1/2016 (3)	3,225,000	3,229,644
1.740%, 2/1/2016, Call 8/1/2015 (3)	3,300,000	3,327,060
1.840%, 2/1/2018, Call 8/1/2017 (3)	500,000	515,040
2.010%, 2/1/2018, Call 8/1/2017 (3)	1,750,000	1,807,837
5.000%, 6/15/2015	1,230,000	1,259,975
5.000%, 6/15/2017	200,000	219,012
New Jersey Health Care Facilities Financing Authority:
0.280%, 7/1/2028, Call 12/3/2014 (3)	400,000	400,000
0.330%, 7/1/2038, Call 12/1/2014 (3)	4,100,000	4,100,000
0.620%, 7/1/2018, Call 12/1/2014 (3)	100,000	100,000
3.250%, 7/1/2016	515,000	534,410
New Jersey Health Care Facilities Financing Authority, AGC, 0.430%, 7/1/2038, Call 7/1/2019 (3) (5) (6)	7,002,902	7,002,902
New Jersey Higher Education Student Assistance Authority, 5.000%, 6/1/2016	180,000	191,515
New Jersey State Turnpike Authority, 0.524%, 1/1/2017, Call 7/1/2016 (3)	5,000,000	5,008,600
New Jersey Transportation Trust Fund Authority:
1.040%, 12/15/2019, Call 6/15/2019 (3)	5,000,000	5,002,150
5.000%, 12/15/2017	1,200,000	1,332,012
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2016	2,180,000	2,380,189
Newark Housing Authority, 4.000%, 12/1/2017	100,000	108,119
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2014	360,000	360,000

		64,097,884
New Mexico - 0.7%
New Mexico Municipal Energy Acquisition Authority, 0.855%, 8/1/2019, Call 2/1/2019 (3)	5,500,000	5,535,805
New York - 7.2%
Albany Capital Resource Corp.:
2.000%, 12/1/2015	170,000	172,594
3.000%, 12/1/2016	175,000	183,172
3.000%, 12/1/2017	115,000	121,944
City of New York:
0.200%, 8/1/2026 (3) (14)	325,000	325,000
0.440%, 8/1/2027, Call 10/3/2016 (3)	1,070,000	1,071,723
0.510%, 8/1/2021, Call 10/3/2016 (3)	745,000	745,857
5.000%, 8/1/2017	250,000	278,290

City of New York, AGC, 0.490%, 10/1/2027, Call 12/5/2014 (3) (14)	100,000	100,000
City of New York, AGM:
0.350%, 8/1/2026 (3) (14)	1,975,000	1,975,000
0.530%, 6/1/2036, Call 12/3/2014 (3) (14)	1,825,000	1,825,000
0.590%, 8/1/2026 (3) (14)	1,475,000	1,475,000
City of New York, FSA, 0.300%, 1/1/2032, Call 12/5/2014 (3) (14)	850,000	850,000
City of Ogdensburg, 1.250%, 7/31/2015	1,000,000	1,002,880
City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	316,662
City of Yonkers, AGM:
2.000%, 10/15/2016	1,600,000	1,633,392
2.000%, 10/15/2017	2,710,000	2,784,064
4.000%, 9/1/2015	95,000	97,474
County of Monroe, AGM NATL-RE, 6.000%, 3/1/2017	100,000	110,808
County of Rockland:
2.000%, 3/17/2015	2,000,000	2,008,420
5.000%, 3/1/2016	350,000	368,028
County of Rockland, AGM, 5.000%, 3/1/2016	2,000,000	2,105,840
County of Suffolk, AGM, 5.000%, 2/1/2017	1,000,000	1,091,830
Long Island Power Authority, NATL-RE:
5.000%, 5/1/2015	60,000	61,208
5.000%, 5/1/2015	385,000	392,250
5.250%, 12/1/2014	415,000	415,000
Metropolitan Transportation Authority, 0.605%, 11/1/2015 (3)	300,000	300,996
Metropolitan Transportation Authority, AGM:
0.312%, 11/1/2022, Call 12/26/2014 (3) (14)	3,250,000	3,123,195
0.313%, 11/1/2022, Call 12/3/2014 (3) (14)	3,800,000	3,651,713
0.708%, 5/15/2018, Call 11/15/2017 (3)	4,650,000	4,683,712
Metropolitan Transportation Authority, AMBAC, 0.270%, 11/15/2023 (3) (5) (6)	2,425,000	2,425,000
New York City Health & Hospital Corp.:
5.000%, 2/15/2015	65,000	65,630
5.000%, 2/15/2015	85,000	85,812
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.426%, 1/1/2030, Call 12/26/2014 (3) (14)	100,000	92,938
0.428%, 1/1/2030, Call 12/4/2014 (3) (14)	925,000	855,848
New York City Transitional Finance Authority, AGM, 0.290%, 11/1/2027, Call 12/5/2014 (3) (14)	850,000	850,000
New York State Energy Research & Development Authority, 0.114%, 4/1/2020, Call 12/24/2014 (3) (14)	145,000	136,872
New York State Energy Research & Development Authority, NATL-RE, 0.114%, 12/1/2020, Call 12/2/2014 (3) (14)	7,350,000	6,967,278
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.480%, 12/1/2025, Call 12/1/2014 (3) (5) (6)	6,330,000	6,330,000
Rensselaer County Industrial Development Agency, 0.230%, 10/30/2035, Call 12/1/2014 (3)	490,000	490,000
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022 (3) (14)	2,180,000	2,105,110
0.120%, 2/13/2032 (3) (14)	1,795,000	1,724,110
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	70,365
Village of Freeport, AGM, 3.000%, 5/1/2017	100,000	104,728

		55,574,743
North Carolina - 1.0%
Mecklenburg County Public Facilities Corp., 5.000%, 3/1/2015	300,000	303,591
North Carolina Medical Care Commission, 0.360%, 6/1/2029, Call 6/1/2020 (3) (5) (6)	1,000,000	1,000,000
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.088%, 11/1/2018, Call 12/5/2014 (3) (14)	4,275,000	4,119,001
University of North Carolina at Chapel Hill, 0.855%, 12/1/2017, Call 6/1/2017 (3)	675,000	684,450
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC:
0.070%, 10/1/2022, Call 12/18/2014 (3) (14)	950,000	948,849
0.088%, 10/1/2022, Call 12/11/2014 (3) (14)	1,025,000	934,955

		7,990,846
North Dakota - 1.6%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2015	500,000	505,470
4.000%, 5/1/2016	520,000	535,423
4.000%, 5/1/2017	545,000	567,514
4.000%, 5/1/2018	565,000	590,086
4.000%, 5/1/2019	590,000	622,185

City of Williston, 5.000%, 5/1/2016	255,000	271,713
City of Williston, AGM, 2.650%, 11/1/2020, Call 5/1/2015	3,675,000	3,684,518
County of Burleigh, 3.000%, 7/1/2015	255,000	257,810
North Dakota Housing Finance Agency, 3.600%, 7/1/2032, Call 7/1/2022	1,385,000	1,421,993
Williston Parks & Recreation District:
2.000%, 3/1/2032, Call 12/15/2014	1,145,000	1,145,916
3.250%, 3/1/2032, Call 12/15/2014	2,960,000	3,002,772

		12,605,400
Ohio - 1.6%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	105,000	105,000
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	51,112
City of Cleveland, AMBAC, 5.000%, 1/1/2016	220,000	230,358
City of Parma, AMBAC, 5.450%, 12/1/2014	95,000	95,000
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	278,151
County of Richland, AGM:
1.000%, 12/1/2014	100,000	100,000
1.500%, 12/1/2015	130,000	130,719
Lancaster Port Authority, 0.825%, 8/1/2019, Call 2/1/2019 (3)	5,000,000	5,022,050
Montpelier Exempted Village School District, School District Credit Program:
0.000%, 12/1/2014	150,000	150,000
0.000%, 12/1/2015	145,000	144,039
Painesville City Local School District, School District Credit Program, 0.000%, 12/1/2016	840,000	822,309
State of Ohio, 0.390%, 1/15/2045, Call 12/29/2014 (3)	5,500,000	5,500,055

		12,628,793
Oklahoma - 0.2%
Comanche County Hospital Authority, 5.000%, 7/1/2015	680,000	695,504
Stephens County Educational Facilities Authority, 3.000%, 9/1/2015	160,000	161,067
Tulsa County Industrial Authority, 5.000%, 5/15/2015	1,000,000	1,021,120

		1,877,691
Oregon - 0.9%
Oregon State Facilities Authority, 0.270%, 9/30/2016 (3)	3,675,000	3,675,661
Port of Morrow:
0.170%, 2/1/2027, Call 12/1/2014 (3)	3,000,000	3,000,000
2.000%, 6/1/2016	200,000	202,690
2.000%, 6/1/2017	200,000	204,866
2.000%, 6/1/2017	75,000	76,303
2.000%, 6/1/2018	70,000	70,781

		7,230,301
Pennsylvania - 7.8%
Allegheny County Sanitary Authority, NATL-RE, 5.000%, 12/1/2014	150,000	150,000
Bethlehem Area School District, SAW, 0.000%, 1/1/2018, Call 7/1/2017 (3) (4)	3,075,000	3,075,000
Bethlehem Area Vocational Technical School Authority, MAC SAW:
0.400%, 9/15/2015	125,000	125,118
0.700%, 9/15/2016	180,000	180,319
1.500%, 9/15/2017	185,000	186,868
Butler County Hospital Authority:
0.240%, 10/1/2032, Call 12/1/2014 (3)	10,645,000	10,645,000
0.240%, 10/1/2042, Call 12/1/2014 (3)	3,070,000	3,070,000
County of Cambria, BAM, 4.000%, 8/1/2016	1,035,000	1,089,710
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	493,128
Cumberland County Municipal Authority, RADIAN, 5.000%, 12/1/2015	150,000	155,072
Hanover Area School District, AGM SAW, 3.750%, 2/1/2016	830,000	860,494
JP Morgan Chase Putters/Drivers Trust, 0.240%, 6/1/2015 (3) (5) (6)	7,005,000	7,005,000
Lehigh County General Purpose Authority:
0.240%, 5/15/2021, Call 12/1/2014 (3)	1,970,000	1,970,000
3.000%, 11/1/2015	410,000	417,454
3.000%, 11/1/2016	455,000	469,637
Montgomery County Industrial Development Authority:
5.000%, 11/15/2015	1,000,000	1,040,830
5.000%, 11/15/2016	1,000,000	1,080,080
North Penn Water Authority, 0.000%, 11/1/2019, Call 5/1/2019 (3) (4)	2,000,000	1,999,520
Pennsylvania Economic Development Financing Authority, 4.000%, 3/1/2016	500,000	521,040

Pennsylvania Higher Educational Facilities Authority, RADIAN, 5.000%, 12/15/2017, Call 6/15/2016	300,000	316,890
Pennsylvania Turnpike Commission:
0.490%, 12/1/2017, Call 6/1/2017 (3)	560,000	560,756
0.640%, 12/1/2017, Call 6/1/2017 (3)	100,000	100,462
0.720%, 12/1/2018, Call 6/1/2018 (3)	6,000,000	6,045,900
0.920%, 12/1/2020, Call 6/1/2020 (3)	1,800,000	1,814,562
1.190%, 12/1/2019, Call 6/1/2019 (3)	2,225,000	2,287,433
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	662,112
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,357,937
Pittsburgh Public Parking Authority, NATL-RE, 5.000%, 12/1/2020, Call 12/1/2015	1,815,000	1,889,978
Pittsburgh Public Parking Authority, NATL-RE FGIC:
0.000%, 12/1/2014	300,000	300,000
0.000%, 12/1/2015	725,000	707,585
Pittsburgh Public Schools, NATL-RE FGIC SAW, 3.500%, 9/1/2015	30,000	30,741
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.330%, 6/1/2034 (3) (5) (6)	7,000,000	7,000,000
State Public School Building Authority, AGM, 3.000%, 10/15/2015	210,000	214,700
University Area Joint Authority, 0.440%, 11/1/2017, Call 5/1/2017 (3)	1,070,000	1,070,128
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	395,000	398,322
Wayne Highlands School District, BAM:
2.000%, 4/1/2016 (4)	360,000	366,181
3.000%, 4/1/2017 (4)	120,000	125,423
York County Hospital Authority, AMBAC, 0.081%, 7/1/2021, Call 12/1/2014 (3) (14)	210,000	209,958

		59,993,338
Puerto Rico - 0.5%
Commonwealth of Puerto Rico, AGM, 5.250%, 7/1/2016	100,000	104,274
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	270,000	244,752
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017	600,000	551,778
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017	85,000	76,622
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority:
5.000%, 4/1/2015	2,000,000	2,009,980
5.000%, 4/1/2016	500,000	497,370
5.000%, 7/1/2018	300,000	318,945

		3,803,721
Rhode Island - 0.2%
Rhode Island Economic Development Corp., AGC, 5.250%, 6/15/2020, Call 6/15/2019	100,000	114,672
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,104,980

		1,219,652
South Carolina - 0.3%
City of Rock Hill, AGM, 3.000%, 1/1/2015	320,000	320,714
Kershaw County School District, AGC, 5.000%, 12/1/2014	100,000	100,000
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	1,560,000	1,633,413
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	30,000	29,989

		2,084,116
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	358,802
Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2016	1,750,000	1,876,578
Franklin Public Building Authority, 0.240%, 6/1/2037, Call 12/11/2014 (3)	6,850,000	6,850,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	526,310
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	210,000	216,871

		9,469,759
Texas - 5.5%
Andrews County Hospital District, 2.000%, 3/15/2015	870,000	874,333
Central Texas Regional Mobility Authority:
3.000%, 1/4/2016, Call 7/1/2015 (3)	3,000,000	3,039,180
4.000%, 1/1/2015	380,000	380,893
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	270,000	274,757
City of Galveston, 4.000%, 2/1/2015	500,000	502,510
City of Irving, 2.000%, 8/15/2016	140,000	142,950
City of San Marcos, BAM, 2.000%, 11/1/2015	320,000	323,011

Clifton Higher Education Finance Corp.:
3.750%, 8/15/2016	485,000	502,576
5.000%, 8/15/2015	220,000	225,414
Coastal Bend Health Facilities Development Corp., AGM, 0.540%, 7/1/2031 (3) (14)	1,025,000	1,025,000
County of Jones:
3.000%, 9/1/2015	85,000	86,686
4.000%, 9/1/2016	165,000	172,715
Denton Independent School District, PSF:
0.170%, 8/15/2022, Call 8/15/2016 (3) (5) (6)	4,430,000	4,430,000
2.000%, 8/1/2016 (3)	250,000	255,902
Fort Bend County Levee Improvement District No. 12, AGM, 2.000%, 4/1/2015	420,000	421,533
Fort Bend County Municipal Utility District No. 138, BAM:
2.000%, 9/1/2016	200,000	203,380
2.000%, 9/1/2017	200,000	206,666
Fort Bend County Municipal Utility District No. 50, MAC:
2.000%, 9/1/2016 (4)	180,000	183,262
2.000%, 9/1/2017 (4)	340,000	347,412
Grand Mission Municipal Utility District No. 1, BAM, 2.000%, 9/1/2016	340,000	346,161
Gulf Coast Industrial Development Authority, 0.600%, 11/1/2019, Call 12/1/2014 (3)	2,350,000	2,350,000
Harris County Cultural Education Facilities Finance Corp., 0.440%, 6/1/2016 (3)	1,000,000	1,001,300
Harris County Health Facilities Development Corp., AGM:
0.360%, 7/1/2031 (3) (14)	400,000	400,000
0.400%, 7/1/2031 (3) (14)	500,000	500,000
Harris County Municipal Utility District No. 276, BAM, 2.000%, 9/1/2015	200,000	201,822
Harris County Municipal Utility District No. 383, BAM, 2.000%, 9/1/2015	140,000	140,847
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	125,859
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	102,782
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	297,041
Meadowhill Regional Municipal Utility District, AGM, 2.000%, 10/1/2015	165,000	167,262
Nolan County Hospital District, 3.000%, 8/15/2016	200,000	207,448
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	186,313
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	285,090
Northpointe Water Control & Improvement District, AGM, 2.000%, 9/1/2016	300,000	305,277
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2015 (3)	2,000,000	2,002,560
Panhandle-Plains Higher Education Authority, Inc., 1.035%, 10/1/2020, Call 12/1/2014 (3)	315,000	317,041
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	152,835
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	383,209
Tarrant County Cultural Education Facilities Finance Corp.:
4.000%, 9/1/2017	550,000	592,377
5.000%, 10/1/2017	1,025,000	1,145,120
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2015	150,000	156,120
Texas Municipal Gas Acquisition & Supply Corp. II:
0.510%, 9/15/2017 (3)	145,000	145,210
0.857%, 9/15/2017 (3)	2,350,000	2,360,481
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2014	1,000,000	1,001,620
5.000%, 12/15/2015	1,500,000	1,564,860
Texas Transportation Commission:
0.290%, 4/1/2026, Call 12/1/2014 (3)	9,000,000	9,000,000
1.250%, 2/15/2015 (3)	2,650,000	2,655,194
Travis County Water Control & Improvement District No. 17, BAM:
0.000%, 11/1/2016	390,000	385,632
0.000%, 11/1/2017	250,000	243,338
Walnut Creek Special Utility District, MAC, 2.000%, 1/10/2017	255,000	259,276

		42,580,255
Virginia - 0.2%
City of Richmond, AGM, 5.000%, 7/15/2016, Call 7/15/2015	250,000	257,375
Virginia Housing Development Authority, 3.500%, 6/1/2015	125,000	126,383
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,360,423

		1,744,181
Washington - 0.3%
Grant County Public Hospital District No. 1, RADIAN, 5.000%, 12/1/2016	325,000	349,869
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (5) (6)	900,000	908,568
Washington Higher Education Facilities Authority:
3.000%, 10/1/2015	170,000	172,484
5.000%, 10/1/2016	1,000,000	1,066,410
Washington State Housing Finance Commission, 3.000%, 7/1/2015	200,000	201,430

		2,698,761

West Virginia - 0.1%
Berkeley County Building Commission:
3.000%, 9/1/2015	100,000	101,855
3.000%, 9/1/2016	140,000	145,398
3.000%, 9/1/2017	50,000	52,603
City of Princeton, 4.000%, 5/1/2015	430,000	435,723

		735,579
Wisconsin - 1.2%
Birchwood School District, AGM, 3.750%, 10/1/2018, Call 12/29/2014	210,000	210,447
City of Beloit, 3.000%, 5/1/2015	600,000	606,750
City of Menasha:
4.300%, 9/1/2015	265,000	270,586
4.400%, 9/1/2017, Call 9/1/2015	100,000	102,205
4.600%, 9/1/2021, Call 12/29/2014	165,000	165,622
City of Milwaukee, 0.060%, 7/1/2019, Call 12/1/2014 (3)	100,000	100,000
City of Nekoosa, 5.350%, 7/1/2015	160,000	163,090
City of Sheboygan, FGIC, 5.000%, 9/1/2015	375,000	387,720
City of South Milwaukee, 4.000%, 9/1/2017, Call 9/1/2016	100,000	105,837
Maple School District, 1.000%, 10/30/2015	1,400,000	1,402,268
Raymond School District No. 14, 3.000%, 4/1/2016	75,000	77,468
Sun Prairie Community Development Authority, 0.400%, 8/1/2015	175,000	175,138
Town of Somers:
4.000%, 8/1/2015	385,000	393,000
4.000%, 8/1/2016	400,000	418,768
4.000%, 8/1/2017	435,000	464,554
Wisconsin Center District:
3.000%, 12/15/2015	200,000	202,672
3.000%, 12/15/2016	615,000	626,943
3.000%, 12/15/2017	635,000	650,767
Wisconsin Center District, NATL-RE:
0.000%, 12/15/2014	205,000	204,953
0.000%, 12/15/2015	135,000	133,890
Wisconsin Health & Educational Facilities Authority:
2.000%, 8/15/2015	390,000	392,219
2.250%, 5/1/2016	100,000	100,540
2.500%, 10/15/2015	180,000	183,440
3.000%, 8/15/2016	320,000	329,005
3.000%, 8/15/2017	410,000	425,654
5.000%, 9/1/2016	375,000	401,887
5.000%, 8/15/2021, Call 8/15/2018	150,000	168,363
5.250%, 12/15/2015	250,000	262,730
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	140,258

		9,266,774
Wyoming - 0.0%
County of Sweetwater, 4.000%, 6/15/2015	250,000	254,695

Total Municipals (identified cost $724,546,841)		726,801,338

Mutual Funds - 0.3%

New York - 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Preferred Shares, 0.660%, 10/1/2017, Call 4/1/2015 (3) (5) (6)	2,000,000	2,000,780

Total Mutual Funds (identified cost $2,000,000)		2,000,780

Short-Term Investments - 6.8%

Mutual Funds - 2.4%
BMO Tax-Free Money Market Fund, Class I, 0.010% (10)	18,474,350	18,474,350

Short-Term Municipals - 4.4%

Arizona - 0.0%
Maricopa County Industrial Development Authority, 2.000%, 1/1/2015	$100,000	100,113
California - 0.7%
California Municipal Finance Authority, 0.300%, 1/2/2015 (3)	5,250,000	5,250,105
City of La Verne, 2.000%, 5/15/2015	365,000	367,062

		5,617,167
Connecticut - 1.4%
City of Hartford, 2.000%, 10/27/2015	7,000,000	7,098,420
City of New Britain, 2.000%, 3/26/2015	3,305,000	3,318,220
Town of East Haven, 1.250%, 7/31/2015	725,000	728,444

		11,145,084
Florida - 0.2%
Southeast Overtown Park West Community Redevelopment Agency:
3.000%, 3/1/2015 (5) (6)	1,250,000	1,257,500
3.000%, 3/1/2015 (5) (6)	285,000	286,736

		1,544,236
Illinois - 0.4%
City of Decatur, 3.000%, 3/1/2015	140,000	140,925
City of Waukegan, 2.000%, 12/30/2014	440,000	440,431
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2014	690,000	690,000
Northeastern Illinois University, BAM, 4.000%, 7/1/2015 (4)	225,000	228,980
Town of Cicero, 2.000%, 1/1/2015	1,500,000	1,501,845
Will County School District No. 88A Richland, 2.000%, 1/1/2015	150,000	150,203

		3,152,384
Indiana - 0.0%
Town of Clarksville BAM, 2.000%, 7/1/2015	295,000	297,549
Kentucky - 0.1%
City of Covington, AGM, 3.000%, 4/1/2015	400,000	403,204
Michigan - 0.2%
Fitzgerald Public School District, BAM, 4.000%, 5/1/2015	570,000	577,872
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	750,000	754,387

		1,332,259
Missouri - 0.1%
Missouri Development Finance Board, 3.000%, 4/1/2015	510,000	513,845
New Mexico - 0.0%
County of Otero, BAM, 3.000%, 12/1/2014	220,000	220,000
New York - 0.8%
City of Yonkers, AGM:
4.000%, 3/1/2015	340,000	343,036
4.000%, 9/1/2016	95,000	100,204
County of Suffolk, 1.500%, 9/11/2015	500,000	504,145
Nassau Health Care Corp., 2.250%, 1/15/2015, Call 12/19/2014	4,700,000	4,702,350
Niagara Tobacco Asset Securitization Corp., 4.000%, 5/15/2015	250,000	254,008

		5,903,743
Ohio - 0.1%
City of Harrison, 1.750%, 10/21/2015	1,025,000	1,034,133
Field Local School District, BAM, 1.000%, 12/1/2014	35,000	35,000

		1,069,133
Texas - 0.1%
City of Mission, BAM, 2.000%, 2/15/2015	175,000	175,611
Walnut Creek Special Utility District, MAC, 2.000%, 1/10/2015	250,000	250,302

		425,913

Wisconsin - 0.3%
Cameron School District, 2.000%, 8/17/2015, Call 3/17/2015	2,250,000	2,260,373

Total Short-Term Municipals		33,985,003

Total Short-Term Investments (identified cost $52,450,239)		52,459,353

Total Investments - 101.0% (identified cost $778,997,080)		781,261,471
Other Assets and Liabilities - (1.0)%		(7,556,637)

Total Net Assets - 100.0%		$773,704,834

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 96.6%

Alabama - 1.7%
Alabama Agricultural & Mechanical University, AMBAC, 3.700%, 11/1/2015	$200,000	$201,084
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	107,453
County of Jefferson, AGM, 0.310%, 2/1/2042, Call 12/26/2014 (3)	260,327	211,541
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (3)	1,750,000	1,750,000

		2,270,078
Alaska - 0.8%
Alaska Housing Finance Corp., NATL-RE:
5.250%, 12/1/2021, Call 12/1/2017	100,000	112,887
5.250%, 12/1/2025, Call 6/1/2015	140,000	143,478
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	213,626
City of Valdez, 5.000%, 1/1/2021	500,000	589,195

		1,059,186
Arizona - 1.9%
Apache County Unified School District No. 20 Ganado, AMBAC, 5.000%, 7/1/2015, Call 1/1/2015	50,000	50,180
Arizona Health Facilities Authority:
1.890%, 2/5/2020, Call 8/9/2019 (3)	250,000	257,502
1.890%, 2/5/2020, Call 8/9/2019 (3)	250,000	257,502
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	28,077
JPMorgan Chase Putters/Drivers Trust, 0.320%, 9/1/2033, Call 12/1/2014 (3) (5) (6)	500,000	500,000
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	102,876
Mohave County Elementary School District No. 16 Mohave Valley, AMBAC, 3.375%, 7/1/2015, Call 1/1/2015	100,000	100,029
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (13)	100,000	116,666
Pima County Industrial Development Authority, 3.000%, 7/1/2015	250,000	250,837
Prescott Valley Municipal Property Corp., AGM, 4.000%, 1/1/2015	25,000	25,077
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	32,129
Scottsdale Industrial Development Authority, FSA, 0.990%, 9/1/2045 (3) (14)	825,000	825,000

		2,545,875
Arkansas - 0.8%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	315,000	315,680
City of Hope, AEDC, 2.850%, 4/1/2015	75,000	75,455
City of Hot Springs, 5.000%, 12/1/2020	245,000	285,273
City of Little Rock, 1.800%, 4/1/2030, Call 10/1/2021	150,000	151,165
City of Springdale, 2.600%, 7/1/2027, Call 7/1/2018	140,000	140,504
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	104,486

		1,072,563
California - 11.2%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	575,935
Bay Area Toll Authority:
1.140%, 4/1/2024, Call 10/1/2023 (3)	500,000	509,640
1.500%, 4/2/2018, Call 10/1/2017 (3)	1,000,000	1,012,500
BB&T Municipal Trust, 0.840%, 11/15/2019 (3) (5) (6)	500,000	500,000
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 11/15/2015	100,000	104,308
California Health Facilities Financing Authority, NATL-RE:
0.083%, 7/15/2018, Call 1/2/2015 (3) (14)	100,000	96,090
0.149%, 7/1/2022, Call 12/1/2014 (3) (14)	500,000	474,555
California Municipal Finance Authority:
1.125%, 2/1/2017 (3)	350,000	351,305
2.140%, 11/1/2016, Call 11/1/2015 (3)	250,000	250,110
California State Public Works Board:
5.000%, 4/1/2020	320,000	375,344
5.000%, 11/1/2020, Call 11/1/2019	35,000	40,776
5.125%, 10/1/2022, Call 10/1/2019	245,000	288,076

California Statewide Communities Development Authority, 3.500%, 11/1/2018	100,000	102,949
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	208,896
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	500,000	511,285
California Statewide Communities Development Authority, FGIC, 4.250%, 11/1/2016 (3)	50,000	53,463
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	792,349
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	259,840
City of Redding, NATL-RE, 0.158%, 7/1/2022 (3) (14)	150,000	139,782
Contra Costa Transportation Authority, 0.475%, 12/15/2015, Call 6/12/2015 (3)	150,000	150,122
County of San Joaquin, 4.000%, 4/1/2019	225,000	246,402
County of Yolo, AGM:
5.000%, 12/1/2015	180,000	185,724
6.800%, 12/1/2014	170,000	170,000
Deutsche Bank Spears/Lifers Trust, 0.350%, 8/1/2047 (3) (5) (6)	1,000,000	1,000,000
Deutsche Bank Spears/Lifers Trust, AGM, 0.250%, 9/1/2030 (3) (5) (6)	513,000	513,000
Deutsche Bank Spears/Lifers Trust, AMBAC, 0.250%, 10/1/2037 (3) (5) (6)	500,000	500,000
El Centro Financing Authority, AGM, 4.500%, 10/1/2019, Call 10/1/2016	175,000	187,453
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 12/29/2014	50,000	51,161
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.350%, 7/1/2027 (3) (14)	150,000	142,441
Los Angeles Unified School District, FGIC, 5.000%, 7/1/2025, Call 7/1/2015	265,000	272,028
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	554,760
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	350,000	313,646
Moorpark Community Facilities District No. 2004-1 Moorpark Highlands, AGM, 4.000%, 9/1/2016	280,000	294,636
Northern California Gas Authority No. 1:
0.757%, 7/1/2017 (3)	100,000	99,500
0.788%, 7/1/2019 (3)	500,000	491,360
Northern California Transmission Agency, NATL-RE, 0.347%, 5/1/2024, Call 12/2/2014 (3) (14)	100,000	94,382
Orange Redevelopment Agency, NATL-RE, 4.650%, 9/1/2020, Call 12/29/2014	100,000	100,272
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 12/29/2014	340,000	347,908
Roseville Natural Gas Finance Authority, 5.000%, 2/15/2015	25,000	25,198
San Joaquin Hills Transportation Corridor Agency, 5.000%, 1/1/2033, Call 12/8/2014	500,000	500,340
State of California:
0.809%, 12/1/2017, Call 6/1/2017 (3)	250,000	252,708
0.939%, 12/3/2018, Call 6/1/2018 (3)	500,000	506,795
0.940%, 5/1/2018, Call 11/1/2017 (3)	180,000	183,802
State of California, NATL-RE, 4.000%, 9/1/2015	35,000	36,010
Stockton Unified School District, AGC, 4.000%, 8/1/2015	50,000	51,194
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	221,736
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 1/1/2015 (3)	295,000	295,062
3.200%, 6/1/2020, Call 1/1/2015 (3)	245,000	245,017
Val Verde Unified School District, BAM, 4.000%, 10/1/2020	350,000	385,483
Val Verde Unified School District, NATL-RE, 5.000%, 1/1/2016, Call 1/1/2015	200,000	200,674
West Contra Costa Unified School District, AGM, 5.000%, 8/1/2018	65,000	74,424

		15,340,441
Colorado - 2.8%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	190,226
6.000%, 5/1/2019	178,000	204,024
City & County of Denver, AGC, 0.460%, 11/15/2025, Call 12/2/2014 (3) (14)	225,000	225,000
City of Burlington, 3.000%, 11/1/2019	100,000	102,669
Colorado Educational & Cultural Facilities Authority, 3.000%, 11/15/2017	200,000	211,120
Colorado Health Facilities Authority:
1.875%, 11/6/2019 (3)	400,000	403,480
4.000%, 10/1/2018	165,000	181,645
4.500%, 2/1/2019	250,000	274,410
5.000%, 6/1/2016	100,000	105,719
5.125%, 11/15/2021, Call 11/15/2016 (3)	50,000	54,431
County of Montrose:
4.000%, 12/1/2018	175,000	189,633
4.000%, 12/1/2019	200,000	216,644
Denver Health & Hospital Authority, 5.000%, 12/1/2020, Call 12/1/2016	250,000	272,455
E-470 Public Highway Authority, 1.220%, 8/31/2017, Call 3/1/2017 (3)	400,000	402,280
E-470 Public Highway Authority, NATL-RE:
4.500%, 9/1/2016	120,000	127,158
5.000%, 9/1/2017, Call 9/1/2016	300,000	320,859

Regional Transportation District, AMBAC, 5.000%, 6/1/2021, Call 6/1/2015	250,000	255,965
Woodmen Road Metropolitan District, AGM, 3.750%, 12/1/2014	30,000	30,000

		3,767,718
Connecticut - 0.5%
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	163,743
Regional School District No. 19, AGM, 2.750%, 6/15/2016	100,000	103,651
State of Connecticut:
0.920%, 8/15/2018 (3)	250,000	255,495
0.960%, 5/15/2018 (3)	150,000	153,435

		676,324
Delaware - 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	190,000	200,980
District of Columbia - 0.1%
District of Columbia, BHAC, 5.000%, 6/1/2022, Call 6/1/2018	100,000	114,147
Florida - 6.7%
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	54,149
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	53,346
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	20,000	21,893
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	185,000	197,489
City of Gulf Breeze, FGIC, 5.125%, 12/1/2015 (3)	50,000	51,291
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 12/29/2014	150,000	150,219
City of Margate, AGM, 4.375%, 7/1/2019, Call 7/1/2015	50,000	51,022
City of Miami Gardens, 3.000%, 7/1/2017	250,000	264,070
City of North Port, BAM, 5.000%, 7/1/2020	150,000	175,362
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	348,832
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	29,234
County of Brevard, AMBAC, 4.000%, 7/1/2017, Call 7/1/2016	250,000	259,070
County of Broward, 5.000%, 10/1/2020	100,000	119,090
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	107,260
County of Citrus, XLCA:
0.310%, 1/1/2018, Call 12/24/2014 (3) (14)	400,000	393,141
0.312%, 1/1/2022 (3) (14)	700,000	681,514
County of Osceola, AGC, 4.000%, 10/1/2015	65,000	66,937
County of Palm Beach, NATL-RE FGIC, 7.200%, 6/1/2015	125,000	129,366
County of Palm Beach, XLCA, 5.000%, 11/1/2022, Call 11/1/2017	50,000	56,355
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	150,000	155,478
Florida Department of Environmental Protection, AGC, 5.000%, 7/1/2022, Call 7/1/2017	150,000	166,244
Florida Governmental Utility Authority, 2.000%, 10/1/2015	240,000	242,330
Florida HomeLoan Corp., GNMA/FNMA COLL, 3.100%, 1/1/2017	345,000	361,829
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	100,000	105,334
Florida Municipal Loan Council, NATL-RE, 3.625%, 2/1/2015	100,000	100,542
Florida Municipal Power Agency, AMBAC:
0.103%, 10/1/2021, Call 12/4/2014 (3) (14)	250,000	230,304
0.103%, 10/1/2021 (3) (14)	500,000	460,607
0.114%, 10/1/2027, Call 12/3/2014 (3) (14)	275,000	247,307
Florida Municipal Power Agency, NATL-RE FGIC, 0.158%, 10/1/2027 (3) (14)	25,000	22,859
Highlands County Health Facilities Authority, 6.500%, 11/17/2015 (3)	25,000	26,453
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	213,132
Hillsborough County School Board, AMBAC, 4.125%, 10/1/2020, Call 4/1/2016	200,000	205,936
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	46,582
Miami-Dade County Expressway Authority, 0.530%, 1/8/2015, Call 12/1/2014 (3) (5) (6)	100,000	100,000
Miami-Dade County School Board, AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	111,928
Miami-Dade County School Board, NATL-RE FGIC, 5.000%, 5/1/2022, Call 5/1/2017	50,000	54,753
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	369,470
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	53,484
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	85,000	90,336
Pasco County School Board, AMBAC, 1.100%, 8/1/2030, Call 12/1/2014 (3) (14)	225,000	225,000
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	328,608
Pinellas County Health Facilities Authority, NATL-RE, 0.183%, 11/15/2023, Call 12/1/2014 (3) (14)	200,000	189,057
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (5) (6)	250,000	279,502
St. Lucie County School Board, NATL-RE, 5.000%, 10/1/2020, Call 10/1/2016	70,000	75,257
St. Lucie County School Board, NATL-RE FGIC, 4.300%, 10/1/2019, Call 10/1/2016	250,000	264,575

State of Florida, NATL-RE, 4.000%, 7/1/2015, Call 12/29/2014	100,000	101,274
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	537,145
5.000%, 7/1/2020	235,000	265,928
Tampa Bay Water Authority, 5.000%, 10/1/2017	40,000	44,831
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	235,000	238,682

		9,124,407
Georgia - 2.1%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	555,725
Burke County Development Authority, AGM, 0.272%, 1/1/2024, Call 12/11/2014 (3) (14)	410,000	381,849
City of Atlanta:
1.604%, 11/1/2018, Call 5/1/2018 (3)	250,000	256,885
6.000%, 11/1/2029, Call 11/1/2019	290,000	347,603
County of DeKalb, 5.000%, 10/1/2020	150,000	177,717
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	491,404
Fulton County Development Authority:
4.000%, 3/15/2016	50,000	52,202
5.000%, 3/15/2016	150,000	158,523
Gainesville & Hall County Development Authority, 5.250%, 11/15/2015	70,000	73,024
Main Street Natural Gas, Inc.:
5.000%, 3/15/2016	110,000	115,784
5.250%, 9/15/2018	100,000	113,306
South Georgia Governmental Services Authority, NATL-RE, 3.375%, 1/1/2015, Call 12/29/2014	100,000	100,128

		2,824,150
Idaho - 0.2%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	176,943
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	85,621

		262,564
Illinois - 10.6%
Adams County School District No. 172, 4.000%, 2/1/2016	600,000	623,352
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 12/1/2016	190,000	204,735
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	119,648
City of Chicago:
5.000%, 1/1/2018	50,000	53,557
5.000%, 11/1/2018	125,000	142,426
City of Chicago, AGM, 5.000%, 1/1/2021, Call 7/1/2015	560,000	574,123
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 7/1/2015	50,000	50,591
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 12/29/2014	95,000	95,344
City of Des Plaines, AGM, 5.000%, 12/1/2016, Call 12/1/2014	100,000	100,000
City of Springfield, 5.000%, 3/1/2016	350,000	365,305
City of Waukegan, 5.000%, 12/30/2020	250,000	285,472
Clyde Park District, AGM, 4.250%, 2/1/2019	500,000	532,525
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	160,000	157,624
Cook County Community High School District No. 219 Niles Township, 0.000%, 6/1/2015	95,000	94,821
Cook County Community High School District No. 219 Niles Township, AGM, 4.250%, 12/1/2021, Call 12/1/2017	50,000	54,658
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (13)	50,000	54,074
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	146,841
0.000%, 12/1/2019	100,000	81,892
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	107,476
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	250,000	264,845
County of St. Clair, NATL-RE FGIC, 0.000%, 10/1/2016	605,000	593,856
County of Winnebago, NATL-RE:
4.250%, 12/30/2019, Call 12/30/2016	50,000	53,532
4.375%, 12/30/2014	25,000	25,086
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC:
0.000%, 1/1/2017	350,000	340,350
0.000%, 1/1/2018	350,000	332,535
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst, NATL-RE:
3.900%, 1/1/2015	15,000	15,045
4.000%, 1/1/2020, Call 1/1/2017	500,000	530,125

Illinois Finance Authority:
2.400%, 5/15/2015	100,000	100,433
4.000%, 10/1/2018	275,000	295,058
4.500%, 11/1/2019	100,000	114,100
5.000%, 8/15/2016	195,000	205,565
5.000%, 7/1/2017	250,000	269,665
5.000%, 2/15/2018	40,000	44,490
5.250%, 8/15/2015	200,000	205,640
5.500%, 8/15/2018	100,000	111,737
Illinois Finance Authority, AGM, 0.000%, 2/1/2015	120,000	119,803
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 12/29/2014	210,000	210,376
Illinois State Toll Highway Authority, 4.125%, 1/1/2020, Call 7/1/2015	100,000	102,312
Illinois State Toll Highway Authority, AGM:
5.000%, 1/1/2022, Call 7/1/2015	25,000	25,705
5.000%, 1/1/2022, Call 7/1/2016	100,000	107,014
Kane County Forest Preserve District, CIFG, 0.000%, 12/15/2024, Call 12/15/2016	500,000	335,200
Kane Kendall Etc Counties Community College District No. 516, 4.000%, 12/15/2014	30,000	30,045
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	54,417
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	226,975
Lake County Forest Preserve District, 0.637%, 12/15/2020 (3)	300,000	296,571
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	92,836
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2015	170,000	169,349
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	434,900
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2016	50,000	53,176
5.000%, 6/1/2017	95,000	104,215
5.000%, 6/1/2018	40,000	45,084
6.250%, 6/1/2024, Call 6/1/2016	200,000	215,786
Rock Island County Public Building Commission, 3.700%, 12/1/2018	275,000	280,362
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	271,700
St. Charles Park District, 2.000%, 12/15/2014	20,000	20,013
State of Illinois:
3.875%, 9/1/2017	100,000	106,835
5.000%, 5/1/2017	250,000	272,132
5.000%, 4/1/2020	100,000	111,971
5.000%, 2/1/2021	400,000	447,544
State of Illinois, AGM, 4.500%, 9/1/2020, Call 9/1/2015	100,000	102,831
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	33,618
Town of Cicero, 5.000%, 1/1/2020	500,000	568,710
Town of Cicero, AGM, 4.000%, 1/1/2017	250,000	264,638
Village of Bensenville, CIFG, 5.000%, 4/1/2016	300,000	311,364
Village of Melrose Park, NATL-RE, 4.800%, 12/15/2020, Call 12/29/2014	310,000	313,413
Village of Oak Lawn, NATL-RE, 3.850%, 12/1/2017, Call 12/29/2014	480,000	480,816
Wabash General Hospital District, AMBAC, 4.750%, 9/1/2016	450,000	475,960
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	205,000	214,524
Will County Community School District No. 161 Summit Hill, NATL, 5.000%, 1/1/2022, Call 1/1/2015	115,000	115,436
Will County School District No. 88A Richland, 1.100%, 1/1/2017	120,000	119,852
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2015	25,000	25,153
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	23,816

		14,530,978
Indiana - 3.1%
Avon Community School Building Corp., AMBAC, 4.500%, 7/15/2019, Call 7/15/2017	75,000	81,518
City of Whiting, 1.850%, 10/1/2019 (3)	1,000,000	1,009,230
County of Jasper, NATL-RE, 5.600%, 11/1/2016	175,000	189,642
County of Lake:
2.000%, 1/15/2017	280,000	280,056
2.000%, 7/15/2017	245,000	245,059
Griffith Multi-School Building Corp., AGM SAW, 5.000%, 7/15/2019, Call 7/15/2015	100,000	102,767
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	163,763
Hobart Building Corp., 6.000%, 7/15/2015	100,000	103,617
Indiana Finance Authority:
2.200%, 2/1/2016, Call 8/1/2015	200,000	200,142
4.000%, 10/1/2017	250,000	270,710
4.900%, 1/1/2016	300,000	314,721

5.000%, 5/1/2020	100,000	115,090
5.000%, 8/15/2020	250,000	282,578
5.250%, 10/1/2022, Call 10/1/2021	150,000	179,904
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	117,585
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	285,322
Vigo County Building Corp., AMBAC, 4.200%, 7/15/2017, Call 12/29/2014	255,000	255,607

		4,197,311
Iowa - 0.6%
City of Coralville, 3.000%, 4/15/2016	250,000	253,453
City of Ottumwa, 3.000%, 6/1/2015	35,000	35,468
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	500,000	501,265

		790,186
Kansas - 0.6%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020 (4)	420,000	491,774
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	231,060
Miami County Unified School District No. 416 Louisburg, NATL-RE:
5.000%, 9/1/2016	30,000	32,413
5.000%, 9/1/2016	120,000	129,323

		884,570
Kentucky - 0.9%
Bullitt County School District Finance Corp., NATL-RE, 3.500%, 5/1/2015	25,000	25,327
County of Union, 1.100%, 3/1/2016, Call 3/1/2015	400,000	399,172
Kentucky Asset Liability Commission, NATL, 0.556%, 11/1/2017 (3)	70,000	70,014
Kentucky Housing Corp., 4.000%, 7/1/2028, Call 1/1/2023	440,000	456,610
Kentucky State Property & Building Commission, 5.375%, 11/1/2023, Call 11/1/2018	25,000	28,810
Kentucky Turnpike Authority, 4.350%, 7/1/2020, Call 7/1/2016	200,000	211,368

		1,191,301
Louisiana - 1.3%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	466,240
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	120,000	120,059
Louisiana Local Government Environmental Facilities & Community Development Authority:
0.810%, 8/1/2018, Call 2/1/2018 (3)	450,000	456,925
4.000%, 8/1/2016	180,000	188,719
Louisiana Public Facilities Authority, AMBAC, 0.158%, 9/1/2027, Call 12/16/2014 (3) (14)	50,000	43,603
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	410,000	437,310
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	130,202

		1,843,058
Maine - 0.2%
City of Portland:
4.000%, 7/1/2019	130,000	142,513
4.000%, 7/1/2020	110,000	120,278

		262,791
Maryland - 0.5%
City of Baltimore, NATL-RE:
0.101%, 7/1/2020 (3) (14)	50,000	47,334
0.120%, 7/1/2032, Call 12/5/2014 (3) (14)	50,000	45,780
0.120%, 7/1/2037, Call 12/3/2014 (3) (14)	25,000	22,785
Howard County Housing Commission, 1.290%, 7/1/2018, Call 1/1/2018 (3)	75,000	75,180
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	120,000	129,407
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	75,000	79,629
Morgan State University, NATL-RE, 6.050%, 7/1/2015	225,000	226,096

		626,211
Massachusetts - 0.7%
Bridgewater-Raynham Regional School District, AGM, 4.000%, 1/15/2017, Call 1/15/2015	50,000	50,196
Commonwealth of Massachusetts, 0.616%, 11/1/2018, Call 11/1/2017 (3)	500,000	505,050
Massachusetts Development Finance Agency, 0.590%, 9/30/2016, Call 3/30/2016 (3)	250,000	250,815
Massachusetts Health & Educational Facilities Authority, 3.250%, 7/1/2016	100,000	102,734

		908,795

Michigan - 5.6%
Charter Township of Canton, AGM, 5.000%, 4/1/2020, Call 4/1/2017	200,000	219,674
City of Ann Arbor, AMBAC, 4.500%, 3/1/2020, Call 3/1/2016	400,000	419,052
City of Detroit, 3.500%, 10/7/2016 (3)	500,000	500,000
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	25,000	24,945
City of Detroit Sewage Disposal System Revenue, AGM, 3.650%, 7/1/2015, Call 12/29/2014	100,000	100,238
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2015	170,000	174,998
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	25,000	26,115
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	107,086
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	225,472
City of Grand Haven, NATL-RE, 5.500%, 7/1/2016	100,000	104,897
City of Grand Rapids, 3.000%, 1/1/2015	60,000	60,138
City of Lapeer, AGM, 4.000%, 12/1/2014	50,000	50,000
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	104,181
City of South Haven, AGC, 3.500%, 12/1/2014	75,000	75,000
County of Allegan:
2.000%, 5/1/2016 (4)	100,000	101,907
3.000%, 5/1/2018 (4)	150,000	159,619
County of Ottawa, 2.250%, 8/1/2015	60,000	60,840
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2022, Call 5/1/2015	100,000	101,623
Dexter Community Schools, NATL Q-SBLF, 5.100%, 5/1/2018	225,000	251,914
Dowagiac Union School District, Q-SBLF, 3.000%, 5/1/2016	40,000	41,468
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 6/1/2015	40,000	40,583
Fitzgerald Public School District, BAM, 4.000%, 5/1/2018	580,000	624,619
Grand Haven Area Public Schools, Q-SBLF, 2.500%, 5/1/2016	50,000	51,519
Grand Rapids & Kent County Joint Building Authority, 0.000%, 12/1/2015	25,000	24,936
Jackson County Hospital Finance Authority, AGM, 4.000%, 6/1/2016	25,000	26,140
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	175,534
Marquette Board of Light & Power, 4.000%, 7/1/2015	30,000	30,549
Michigan Finance Authority, 5.000%, 7/1/2016	725,000	764,063
Michigan Municipal Bond Authority, 5.000%, 10/1/2015, Call 12/29/2014	20,000	20,071
Michigan State Building Authority, AGC FGIC, 0.000%, 10/15/2021, Call 10/15/2016	200,000	151,288
Michigan State Hospital Finance Authority:
5.000%, 11/15/2018, Call 11/15/2016	200,000	214,122
5.000%, 11/15/2020, Call 11/15/2019	520,000	594,750
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	65,000	68,927
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	575,000	601,450
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	218,906
Okemos Public Schools, NATL-RE Q-SBLF, 0.000%, 5/1/2016	20,000	19,685
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	352,575
Sturgis Public School District, NATL Q-SBLF, 5.000%, 5/1/2015	40,000	40,770
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 12/29/2014	270,000	270,467
Tecumseh Public Schools, NATL-RE Q-SBLF, 5.000%, 5/1/2017, Call 5/1/2015	100,000	101,841
University of Michigan, 0.240%, 4/1/2015, Call 12/29/2014 (3)	50,000	50,004
Warren Consolidated Schools, AGM, 5.000%, 5/1/2016	220,000	233,451
Zeeland Public Schools, AGM, 2.500%, 5/1/2015	65,000	65,625

		7,651,042
Minnesota - 0.5%
City of Chaska, 5.000%, 2/1/2015	30,000	30,241
City of Minneapolis, 3.000%, 7/15/2015, Call 1/15/2015	300,000	300,012
City of Minneapolis/ St. Paul Housing & Redevelopment Authority, AMBAC, 0.060%, 11/15/2017, Call 12/2/2014 (3) (14)	100,000	97,069
Inver Grove Heights Independent School District No. 199, NATL-RE School District Credit Program, 5.000%, 2/1/2015	25,000	25,202
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	180,000	188,293
Rosemount-Apple Valley-Eagan Independent School District No. 196, School District Credit Program, 3.000%, 4/1/2015	20,000	20,180
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	55,691

		716,688
Mississippi - 1.2%
City of D’Iberville, 2.125%, 4/1/2017	190,000	192,356
Jackson Public School District, AGM, 5.000%, 10/1/2020, Call 4/1/2015	50,000	50,657
Lee County School District, 3.000%, 9/1/2015	40,000	40,808
Mississippi Business Finance Corp., 1.100%, 12/1/2036, Call 12/1/2014 (3)	500,000	500,000
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	178,652
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	380,000	400,569
State of Mississippi, 0.570%, 9/1/2017, Call 3/1/2017 (3)	320,000	321,770

		1,684,812

Missouri - 2.1%
Health & Educational Facilities Authority of the State of Missouri:
3.750%, 2/1/2017	45,000	47,619
4.000%, 2/1/2018	255,000	275,757
5.000%, 2/1/2024, Call 2/1/2021	250,000	282,275
Health & Educational Facilities Authority of the State of Missouri, AMBAC, 0.175%, 6/1/2020, Call 12/1/2014 (3) (14)	100,000	94,979
Missouri Housing Development Commission, GNMA/FNMA, 4.700%, 3/1/2035, Call 9/1/2019	385,000	410,741
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.088%, 12/1/2022, Call 12/1/2014 (3) (14)	805,000	750,514
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	600,000	606,780
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	470,371

		2,939,036
Nebraska - 0.8%
Central Plains Energy Project, 5.000%, 12/1/2019 (3) (4)	1,000,000	1,161,010
Nevada - 0.4%
City of Las Vegas, 5.500%, 4/1/2015	25,000	25,441
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	112,961
5.000%, 6/15/2023, Call 6/15/2017	175,000	197,300
County of Clark, 5.000%, 7/1/2015	50,000	51,352
County of Clark, AMBAC, 4.125%, 11/1/2020, Call 11/1/2015	75,000	77,217
Nye County School District, PSF, 4.375%, 5/1/2025, Call 5/1/2015	100,000	101,765

		566,036
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 5.250%, 10/1/2023, Call 10/1/2017	250,000	272,295
New Jersey - 3.6%
City of Passaic, 4.000%, 5/1/2016	275,000	288,357
Morris-Union Jointure Commission, AGM, 4.000%, 8/1/2015	150,000	152,756
New Jersey Economic Development Authority:
1.740%, 2/1/2016, Call 8/1/2015 (3)	850,000	856,970
2.010%, 2/1/2018, Call 8/1/2017 (3)	250,000	258,263
New Jersey Economic Development Authority, NATL-RE FGIC, 5.250%, 12/15/2017, Call 12/15/2015	40,000	42,071
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	22,987
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2016	15,000	16,079
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	500,000	538,755
5.000%, 12/1/2017	370,000	408,883
5.000%, 6/1/2018	100,000	111,078
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 4/1/2015	200,000	201,442
New Jersey State Turnpike Authority, AGM, 5.000%, 1/1/2022, Call 1/1/2015	50,000	50,192
New Jersey State Turnpike Authority, NATL-RE:
0.103%, 1/1/2030, Call 12/4/2014 (3) (14)	500,000	456,679
0.158%, 1/1/2030 (3) (14)	50,000	45,668
0.175%, 1/1/2030 (3) (14)	25,000	22,834
New Jersey Transportation Trust Fund Authority:
1.040%, 12/15/2019, Call 6/15/2019 (3)	475,000	475,204
4.000%, 12/15/2019	75,000	81,960
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	338,793
New Jersey Transportation Trust Fund Authority, NATL, 5.500%, 12/15/2020	10,000	11,793
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2019	135,000	157,869
Northern Burlington County Regional School District, NATL School Bond Reserve Fund, 5.250%, 4/1/2016	40,000	42,610
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	32,167
Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	94,196
Township of Piscataway, 2.000%, 12/15/2014	20,000	20,015
Washington Township Board of Education/Gloucester County, School Bond Reserve Fund, 3.000%, 2/1/2015	20,000	20,095
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	213,052

		4,960,768

New Mexico - 1.1%
County of Bernalillo, 5.750%, 10/1/2017	300,000	328,752
New Mexico Educational Assistance Foundation, 0.934%, 12/1/2020 (3)	520,000	521,248
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	45,000	46,975
New Mexico Municipal Energy Acquisition Authority, 0.855%, 8/1/2019, Call 2/1/2019 (3)	650,000	654,231

		1,551,206
New York - 7.2%
City of New York, 0.510%, 8/1/2021, Call 10/3/2016 (3)	170,000	170,196
City of New York, AGM, 0.590%, 8/1/2026 (3) (14)	500,000	500,000
City of Yonkers, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	100,000	102,945
County of Rockland, 5.000%, 3/1/2016	500,000	525,755
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	164,408
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	162,837
Metropolitan Transportation Authority, AGM:
0.312%, 11/1/2022, Call 12/26/2014 (3) (14)	475,000	456,467
0.313%, 11/1/2022, Call 12/3/2014 (3) (14)	950,000	912,928
0.708%, 5/15/2018, Call 11/15/2017 (3)	250,000	251,812
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.422%, 1/1/2030, Call 12/2/2014 (3) (14)	625,000	577,501
0.424%, 1/1/2030, Call 12/1/2014 (3) (14)	700,000	649,204
0.426%, 1/1/2030, Call 12/26/2014 (3) (14)	50,000	46,469
0.430%, 1/1/2030, Call 12/3/2014 (3) (14)	175,000	162,182
New York Local Government Assistance Corp., AGM:
0.120%, 4/1/2017, Call 12/3/2014 (3) (14)	375,000	366,788
0.120%, 4/1/2017, Call 12/3/2014 (3) (14)	25,000	24,360
0.120%, 4/1/2017, Call 12/4/2014 (3) (14)	150,000	146,048
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	698,652
New York State Dormitory Authority, 5.250%, 2/15/2024, Call 2/15/2019	400,000	462,772
New York State Dormitory Authority, NATL-RE, 0.160%, 7/1/2029, Call 12/1/2014 (3) (14)	675,000	624,392
New York State Energy Research & Development Authority, AMBAC, 1.100%, 10/1/2028, Call 12/1/2014 (3) (14)	50,000	50,000
New York State Energy Research & Development Authority, NATL-RE, 0.114%, 12/1/2020, Call 12/2/2014 (3) (14)	1,000,000	947,929
New York State Environmental Facilities Corp., 4.000%, 12/15/2014	150,000	150,230
Niagara Falls City School District, AGM, 4.100%, 6/15/2017, Call 6/15/2015	200,000	204,122
Patchogue-Medford Union Free School District, MBIA, 4.250%, 10/1/2016, Call 10/1/2015	100,000	103,059
Peru Central School District, NATL-RE, 4.125%, 6/15/2019, Call 6/15/2015	50,000	51,062
State of New York, AGM, 0.120%, 3/15/2021 (3) (14)	25,000	23,529
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022 (3) (14)	780,000	753,205
0.120%, 2/13/2032 (3) (14)	70,000	67,235
Triborough Bridge & Tunnel Authority, 0.625%, 1/3/2017, Call 7/1/2016 (3)	500,000	503,445

		9,859,532
North Carolina - 2.3%
City of Charlotte, 5.000%, 6/1/2018	25,000	28,481
County of Burke, AMBAC, 5.000%, 4/1/2019, Call 4/1/2016	95,000	100,938
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 6/1/2016	165,000	171,826
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	215,000	229,556
North Carolina Eastern Municipal Power Agency, AMBAC, 4.000%, 1/1/2016	15,000	15,567
North Carolina Eastern Municipal Power Agency, FGIC, 0.118%, 1/1/2025 (3) (14)	275,000	210,060
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.088%, 11/1/2018, Call 12/5/2014 (3) (14)	475,000	457,667
State of North Carolina, State Appropriation, 5.000%, 5/1/2019, Call 5/1/2018	700,000	793,415
University of North Carolina at Chapel Hill:
0.555%, 12/1/2015, Call 6/1/2015 (3)	75,000	75,086
0.855%, 12/1/2017, Call 6/1/2017 (3)	375,000	380,250

Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC:
0.070%, 10/1/2022, Call 12/18/2014 (3) (14)	300,000	299,637
0.088%, 10/1/2022, Call 12/11/2014 (3) (14)	200,000	182,430
0.088%, 10/1/2022, Call 12/9/2014 (3) (14)	50,000	45,607
0.088%, 5/1/2024, Call 12/30/2014 (3) (14)	200,000	199,683

		3,190,203
North Dakota - 1.6%
City of Williston, 5.000%, 5/1/2020	240,000	281,861
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	605,000	621,160
3.750%, 7/1/2034, Call 7/1/2022	400,000	413,332
3.750%, 7/1/2042, Call 7/1/2022	225,000	238,772
5.050%, 7/1/2040, Call 7/1/2020	25,000	26,313
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 12/15/2014	670,000	679,681

		2,261,119
Ohio - 1.6%
Avon Lake City School District, NATL-RE, 4.500%, 12/1/2016, Call 6/1/2015	100,000	102,139
Bucyrus City School District, School District Credit Program, 0.000%, 12/1/2017	155,000	149,101
City of Cleveland, AMBAC:
5.000%, 1/1/2015	25,000	25,092
5.250%, 1/1/2018	50,000	55,667
City of Harrison:
2.000%, 10/1/2018	245,000	244,270
4.000%, 11/1/2016	50,000	53,265
City of Marysville, XLCA, 5.250%, 12/1/2021, Call 12/1/2016	150,000	160,307
County of Columbiana, 2.000%, 12/1/2014	120,000	120,000
Hillsboro City School District, School District Credit Program, 0.000%, 12/1/2018 (4)	180,000	168,298
Liberty Local School District, AGM, 3.500%, 12/1/2017	250,000	266,482
New Lexington City School District, BAM, 1.200%, 12/1/2017	110,000	109,838
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	145,000	156,114
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 5.250%, 9/1/2028, Call 3/1/2018	40,000	40,158
Painesville City Local School District, School District Credit Program, 0.000%, 12/1/2016	250,000	244,735
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	36,749
Ravenna City School District, 0.000%, 1/15/2015	135,000	134,918
State of Ohio, 3.250%, 12/1/2014	100,000	100,000

		2,167,133
Oklahoma - 0.6%
Caddo County Educational Facilities Authority, 2.000%, 9/1/2015	200,000	202,330
Oklahoma Municipal Power Authority, 0.840%, 8/1/2018, Call 2/1/2018 (3)	185,000	185,281
Washington County Correctional Facilities Authority, 1.500%, 12/1/2018, Call 12/1/2016	400,000	402,752

		790,363
Oregon - 0.2%
Port of Morrow:
2.000%, 6/1/2015	200,000	201,450
2.000%, 6/1/2016	100,000	101,764

		303,214
Pennsylvania - 6.3%
Allegheny County Hospital Development Authority:
0.876%, 2/1/2021, Call 2/1/2015 (3)	175,000	174,888
5.375%, 8/15/2029, Call 8/15/2019	225,000	256,077
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	55,596
Berks County Municipal Authority, 1.540%, 7/1/2022, Call 7/1/2017	350,000	359,355
City of Philadelphia, 5.250%, 8/1/2018	100,000	114,153
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	112,369
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	281,020
5.000%, 10/1/2023, Call 10/1/2017	100,000	109,594
City of Pittsburgh, AGM, 5.250%, 9/1/2017, Call 9/1/2016	95,000	103,053
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	696,150
Cumberland County Municipal Authority, 5.000%, 1/1/2017	105,000	105,470
Delaware County Vocational & Technical School Authority, BAM:
1.200%, 11/1/2016	140,000	142,103
3.000%, 11/1/2018	120,000	124,492
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	100,000	112,596
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	231,968
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	310,000
Monroe County Hospital Authority, 5.000%, 1/1/2017	260,000	281,723
North Penn Water Authority, 0.000%, 11/1/2019, Call 5/1/2019 (3) (4)	800,000	799,808
Northampton County General Purpose Authority, 1.440%, 8/15/2020, Call 2/15/2020 (3)	150,000	150,350
Pennsylvania Economic Development Financing Authority:
1.750%, 12/1/2015 (3)	100,000	101,268
5.000%, 3/1/2020	200,000	229,082

Pennsylvania Turnpike Commission:
0.920%, 12/1/2020, Call 6/1/2020 (3)	200,000	201,618
1.190%, 12/1/2019, Call 6/1/2019 (3)	600,000	616,836
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	265,298
Pittsburgh Public Parking Authority, NATL-RE:
0.000%, 12/1/2014	100,000	100,000
0.000%, 12/1/2017	50,000	45,829
5.000%, 12/1/2020, Call 12/1/2015	575,000	598,753
School District of Philadelphia, 5.000%, 9/1/2018	65,000	73,965
State Public School Building Authority, AGM:
5.000%, 6/1/2019, Call 12/1/2016	100,000	108,024
5.000%, 6/1/2024, Call 12/1/2016	200,000	214,564
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	181,125
State Public School Building Authority, SAW, 0.905%, 9/1/2018, Call 3/1/2018 (3)	750,000	751,350
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	100,000	100,841
York County Hospital Authority, AMBAC, 0.081%, 7/1/2021, Call 12/1/2014 (3) (14)	525,000	524,894

		8,634,212
Puerto Rico - 0.3%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	15,000	15,241
Commonwealth of Puerto Rico, NATL-RE:
0.000%, 7/1/2016	120,000	108,779
5.500%, 7/1/2015	15,000	15,256
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority:
5.000%, 4/1/2015	260,000	261,297
5.000%, 7/1/2018	75,000	79,736

		480,309
South Carolina - 0.3%
Fort Mill School District No. 4, South Carolina District Enhancement, 3.000%, 3/1/2015	15,000	15,106
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	100,000	107,191
South Carolina Jobs-Economic Development Authority, AGC, 4.250%, 2/1/2018	250,000	274,315

		396,612
South Dakota - 0.1%
City of Deadwood, 4.000%, 12/1/2014	100,000	100,000
Tennessee - 1.7%
Clarksville Natural Gas Acquisition Corp.:
5.000%, 12/15/2015	80,000	83,281
5.000%, 12/15/2016	250,000	268,082
5.000%, 12/15/2019	125,000	141,844
Franklin Public Building Authority, 0.240%, 6/1/2037, Call 12/11/2014 (3)	1,000,000	1,000,000
Knox County Health Educational & Housing Facility Board, NATL-RE, 0.130%, 1/1/2023 (3) (14)	50,000	44,968
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd:
0.440%, 10/1/2015, Call 4/1/2015 (3)	150,000	150,004
5.000%, 7/1/2018	220,000	245,256
Public Building Authority of Sevier County, AMBAC, 0.114%, 6/1/2018 (3) (14)	250,000	240,290
Tennessee Energy Acquisition Corp.:
5.000%, 9/1/2016	95,000	101,622
5.250%, 9/1/2020	10,000	11,544
5.250%, 9/1/2021	55,000	63,666

		2,350,557
Texas - 5.8%
Central Texas Regional Mobility Authority, 5.750%, 1/1/2015	100,000	100,406
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	316,814
City of Austin, 4.000%, 11/15/2016	200,000	213,002
City of Cedar Park, 2.000%, 2/15/2015	30,000	30,115
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	57,388
City of Mission, BAM, 3.000%, 2/15/2017	125,000	130,538
City of The Colony, 6.000%, 2/15/2019 (4)	795,000	951,551
Clifton Higher Education Finance Corp.:
1.950%, 12/1/2015	185,000	186,661
5.000%, 8/15/2017	225,000	243,391
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	278,731
Harris County Cultural Education Facilities Finance Corp.:
0.870%, 6/1/2021 (3)	350,000	351,886
1.090%, 11/15/2015, Call 5/15/2015 (3)	400,000	401,004

Harris County Municipal Utility District No. 156, AGM, 4.750%, 9/1/2016	100,000	106,342
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2015	70,000	69,164
Houston Higher Education Finance Corp., 0.440%, 11/16/2016, Call 5/15/2016 (3)	75,000	75,098
Lower Colorado River Authority, 5.250%, 1/1/2015	25,000	25,101
Lufkin Health Facilities Development Corp., 5.125%, 2/15/2016	100,000	104,391
McLennan County Public Facility Corp., 6.625%, 6/1/2035, Call 12/1/2014	490,000	509,600
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	200,000	209,196
Montgomery County Municipal Utility District No. 83, 2.000%, 9/1/2015	100,000	100,888
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	176,981
New Hope Cultural Education Facilities Corp., 4.000%, 4/1/2018	225,000	240,914
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2020	135,000	147,080
North Texas Higher Education Authority, Inc., 1.135%, 7/1/2030 (3)	205,000	206,839
North Texas Tollway Authority:
0.840%, 1/1/2019, Call 7/1/2018 (3)	250,000	250,842
5.750%, 1/1/2038, Call 1/1/2018	225,000	249,633
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2015 (3)	750,000	750,960
Nueces River Authority, AGM, 5.250%, 7/15/2018, Call 7/15/2015	45,000	46,340
Panhandle-Plains Higher Education Authority, Inc., 1.035%, 10/1/2020, Call 12/1/2014 (3)	400,000	402,592
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 2/15/2022, Call 2/15/2017	90,000	97,916
Tarrant County Cultural Education Facilities Finance Corp., NATL-RE, 5.000%, 2/15/2021, Call 2/15/2017	180,000	196,079
Texas Municipal Gas Acquisition & Supply Corp. I:
0.707%, 12/15/2017, Call 12/1/2014 (3)	30,000	29,958
5.000%, 12/15/2015	135,000	140,508
Texas Municipal Gas Acquisition & Supply Corp. II, 0.857%, 9/15/2017 (3)	420,000	421,873
Texas Transportation Commission, 1.250%, 2/15/2015 (3)	75,000	75,147

		7,894,929
Utah - 0.6%
Salt Lake City Corp., AMBAC, 0.092%, 5/15/2020, Call 12/1/2014 (3) (14)	900,000	851,988
Virginia - 0.6%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	130,000	133,346
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	106,293
Henrico County Economic Development Authority, AGM, 0.268%, 8/23/2027, Call 12/1/2014 (3) (14)	600,000	548,876

		788,515
Washington - 1.0%
City of Anacortes, 2.000%, 12/1/2014	30,000	30,000
City of Tacoma, 5.750%, 12/1/2017	100,000	112,525
Clark County School District No. 117 Camas, AMBAC, 5.250%, 12/1/2014	100,000	100,000
County of Spokane, AGM, 3.500%, 12/1/2014	30,000	30,000
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	165,000	189,776
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	285,000	289,646
NJB Properties, County Guarantee, 5.000%, 12/1/2021, Call 12/1/2016	100,000	108,794
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5) (6)	125,000	114,336
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	372,554

		1,347,631
West Virginia - 0.1%
West Virginia Housing Development Fund, 3.900%, 11/1/2025, Call 11/1/2020	105,000	105,917
Wisconsin - 3.4%
Arcadia School District, 3.000%, 3/15/2019, Call 3/15/2017	700,000	726,677
City of Menasha:
4.000%, 9/1/2015, Call 12/29/2014	130,000	130,952
4.000%, 9/1/2015, Call 3/1/2015	100,000	100,432
4.300%, 9/1/2015	200,000	204,216
4.400%, 9/1/2017, Call 9/1/2015	500,000	511,025
City of Two Rivers, 3.500%, 4/1/2017	250,000	261,745
State of Wisconsin:
5.000%, 9/1/2020	175,000	206,054
5.000%, 3/1/2021	300,000	352,770
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	399,161
Village of Saukville, 0.550%, 2/1/2015	25,000	25,017

Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	131,362
3.000%, 8/15/2019	105,000	112,962
3.250%, 5/1/2018	200,000	203,296
4.000%, 8/15/2018	300,000	322,179
5.000%, 3/1/2020 (4)	200,000	224,844
5.000%, 8/15/2020	260,000	307,193
5.250%, 8/15/2017, Call 8/15/2016	65,000	69,724
5.500%, 12/15/2020, Call 12/15/2019	80,000	94,351
Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 6/1/2016 (3)	240,000	245,727

		4,629,687

Total Municipals (identified cost $130,756,432)		132,148,448

Short-Term Investments - 4.1%

Mutual Funds - 3.6%
BMO Tax-Free Money Market Fund, Class I, 0.010% (10)	4,941,986	4,941,986

Short-Term Municipals - 0.5%

California - 0.1%
City of La Verne, 2.000%, 5/15/2015	$100,000	100,565
Michigan - 0.2%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	250,000	251,462
New York - 0.2%
Nassau Health Care Corp., 2.250%, 1/15/2015, Call 12/19/2014	300,000	300,150

Total Short-Term Municipals		652,177

Total Short-Term Investments (identified cost $5,592,429)		5,594,163

Total Investments - 100.7% (identified cost $136,348,861)		137,742,611
Other Assets and Liabilities - (0.7)%		(966,193)

Total Net Assets - 100.0%		$136,776,418

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 18.5%

Automobiles - 8.2%
AmeriCredit Auto Receivables Trust:
Class B, (Series 2012-3), 1.590%, 7/10/2017	$1,900,000	$1,910,691
Class C, (Series 2012-1), 2.670%, 1/8/2018	2,000,000	2,027,510
Class C, (Series 2012-4), 1.930%, 8/8/2018	2,000,000	2,021,158
Capital Auto Receivables Asset Trust, Class A2, (Series 2013-4), 0.850%, 2/21/2017	1,000,000	1,002,370
CPS Auto Receivables Trust:
Class A, (Series 2012-A), 2.780%, 6/17/2019 (5) (6)	403,219	409,855
Class A, (Series 2012-D), 1.480%, 3/16/2020 (5) (6)	396,273	397,742
Class A, (Series 2013-A), 1.310%, 6/15/2020 (5) (6)	1,084,867	1,085,135
DT Auto Owner Trust, Class A, (Series 2014-1A), 0.660%, 7/17/2017 (5) (6)	410,470	410,634
Ford Credit Auto Lease Trust, Class A3, (Series 2014-B), 0.890%, 9/15/2017	1,420,000	1,420,929
GM Financial Leasing Trust, Class A3, (Series 2014-1A), 1.010%, 5/22/2017 (5) (6)	2,000,000	2,007,362
Mercedes Benz Auto Lease Trust, Class A4, (Series 2013-B), 0.760%, 7/15/2019	635,000	635,720
Santander Drive Auto Receivables Trust, Class B, (Series 2013-1), 1.160%, 1/15/2019	1,087,000	1,091,054
Toyota Auto Receivables Owner Trust, Class A4, (Series 2012-A), 0.990%, 8/15/2017	415,000	416,333
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	2,000,000	1,997,830
Westlake Automobile Receivables Trust, Class A2, (Series 2014-1A), 0.700%, 5/15/2017 (5) (6)	1,500,000	1,499,721
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (5) (6)	129,572	129,659

		18,463,703
Credit Cards - 0.7%
Capital One Multi-Asset Execution Trust, Class A3, (Series 2013-A3), 0.960%, 9/16/2019	1,600,000	1,603,427
Other Financial - 9.6%
Ally Master Owner Trust, Class A2, (Series 2014-4), 1.430%, 6/17/2019	2,000,000	2,004,870
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.250%, 6/17/2031 (3) (5) (6)	992,562	984,994
Colony American Homes, Class A, (Series 2014-2A), 1.105%, 7/17/2031 (3) (5) (6)	1,986,600	1,964,938
Consumers 2014 Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,650,000	1,655,973
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.395%, 4/25/2037 (3) (5) (6)	544,711	319,782
GE Equipment Transportation LLC, Class A4, (Series 2013-1), 0.900%, 3/24/2021	2,415,000	2,419,968
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5) (6)	1,800,267	1,789,318
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.155%, 6/17/2031 (3) (5) (6)	2,000,000	1,980,468
Kubota Credit Owner Trust, Class A3, (Series 2014-1A), 1.160%, 5/15/2018 (5) (6)	1,250,000	1,251,513
NYCTL Trust, Class A, (Series 2014-A), 1.030%, 11/10/2027 (5) (6)	1,219,732	1,218,970
Silver Bay Realty Trust, Class A, (Series 2014-1), 1.155%, 9/17/2031 (3) (5) (6)	1,991,670	1,969,447
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.834%, 10/25/2023 (3) (5) (6)	1,945,000	1,952,953
Volvo Financial Equipment LLC, Class A4, (Series 2012-1A), 1.090%, 8/15/2017 (5) (6)	451,956	452,606
Westgate Resorts LLC, Class B, (Series 2014-1A), 3.250%, 12/20/2026 (5) (6)	1,851,139	1,852,296

		21,818,096

Total Asset-Backed Securities (identified cost $42,159,846)		41,885,226

Collateralized Mortgage Obligations - 6.5%

Federal Home Loan Mortgage Corporation - 2.0%
2.000%, 1/15/2023, (Series 4315)	1,744,460	1,779,834
2.757%, 5/25/2020, (Series K009)	1,027,988	1,065,618
3.000%, 12/15/2041, (Series 4293)	1,589,259	1,639,202

		4,484,654
Federal National Mortgage Association - 0.7%
1.500%, 5/25/2043, (Series 2013-60)	1,594,526	1,564,223
Government National Mortgage Association - 1.5%
1.800%, 7/16/2037, (Series 2013-179)	1,554,193	1,549,133
2.205%, 1/16/2044, (Series 2014-61)	1,962,061	1,980,624

		3,529,757

Private Sponsor - 2.3%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 5.320%, 5/20/2036 (3)	417,056	404,990
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	805,850	836,601
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	438,021	459,883
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	324,879	298,121
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.577%, 10/25/2035 (3)	110,085	109,396
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	346,546	334,527
Class 3A1, (Series 2007-A2), 2.531%, 4/25/2037 (3)	31,698	27,494
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.465%, 11/25/2034 (3)	833,945	854,591
Springleaf Mortgage Loan Trust:
Class A, (Series 2012-1A), 2.667%, 9/25/2057 (3) (5) (6)	370,654	377,692
Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	476,360	484,427
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 2.613%, 5/25/2036 (3)	318,344	301,944
Class 2A4, (Series 2006-AR8), 2.600%, 4/25/2036 (3)	117,087	114,170
Class A1, (Series 2006-AR19), 5.463%, 12/25/2036 (3)	587,022	575,085

		5,178,921

Total Collateralized Mortgage Obligations (identified cost $14,666,370)		14,757,555

Commercial Mortgage Securities - 6.7%

Private Sponsor - 6.7%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,100,000	1,121,112
Bear Stearns Commercial Mortgage Securities Trust:
Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	449,671	453,601
Class A4, (Series 2005-T18), 4.933%, 2/13/2042 (3)	1,074,805	1,076,776
Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	970,657	977,879
Citigroup Commercial Mortgage Trust, Class A3, (Series 2006-C4), 5.965%, 3/15/2049 (3)	1,796,094	1,886,298
JP Morgan Chase Commercial Mortgage Securities Trust:
Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	44,481	44,446
Class AM, (Series 2005-LDP5), 5.447%, 12/15/2044 (3)	1,650,000	1,713,289
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	165,493	167,745
Merrill Lynch Mortgage Trust, Class A6, (Series 2005-CKI1), 5.462%, 11/12/2037 (3)	1,535,611	1,570,529
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 6.105%, 6/11/2049 (3)	1,462,916	1,604,962
NCUA Guaranteed Notes Trust, Class APT, (Series 2010-C1), 2.650%, 10/29/2020	1,456,252	1,497,990
Wells Fargo Commercial Mortgage Trust, Class A1, (Series 2014-LC16), 1.294%, 8/15/2050	1,690,967	1,693,117
WFRBS Commercial Mortgage Trust, Class A2, (Series 2013-C11), 2.029%, 3/15/2045	1,250,000	1,269,330

Total Commercial Mortgage Securities (identified cost $15,528,518)		15,077,074

Corporate Bonds & Notes - 49.0%

Advertising - 0.7%
Omnicom Group, Inc., 5.900%, 4/15/2016	1,550,000	1,650,885
Agriculture - 0.9%
British American Tobacco International Finance PLC, 1.400%, 6/5/2015 (5) (6)	2,000,000	2,007,324
Auto Manufacturers - 1.1%
Toyota Motor Credit Corp., 2.050%, 1/12/2017	1,500,000	1,536,978
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (2) (5) (6)	1,000,000	1,000,307

		2,537,285
Banks - 17.9%
ANZ New Zealand Int’l, Ltd./London:
1.400%, 4/27/2017 (5) (6)	1,000,000	1,002,823
1.850%, 10/15/2015 (5) (6)	1,500,000	1,516,405
Bank of America Corp.:
1.500%, 10/9/2015	750,000	754,640
2.000%, 1/11/2018	1,000,000	1,007,621

Bank of New York Mellon Corp., 2.950%, 6/18/2015	1,000,000	1,014,397
Bank of Nova Scotia, 1.300%, 7/21/2017	750,000	751,600
BB&T Corp.:
2.150%, 3/22/2017 (2)	1,000,000	1,020,802
3.200%, 3/15/2016	620,000	638,244
BBVA U.S. Senior SAU, 4.664%, 10/9/2015 (2)	2,000,000	2,064,272
Capital One Financial Corp., 1.000%, 11/6/2015	550,000	551,240
Citigroup, Inc.:
1.250%, 1/15/2016	188,000	188,838
1.550%, 8/14/2017 (2)	1,250,000	1,249,751
4.450%, 1/10/2017	1,000,000	1,063,888
Credit Suisse/New York, 1.375%, 5/26/2017 (2)	1,000,000	1,001,896
Deutsche Bank AG/London, 1.400%, 2/13/2017	2,000,000	2,001,398
Goldman Sachs Group, Inc., 3.625%, 2/7/2016 (2)	1,000,000	1,031,510
Huntington National Bank:
1.300%, 11/20/2016	500,000	501,423
1.375%, 4/24/2017	1,000,000	1,000,608
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,840,000	1,876,951
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (2) (5) (6)	1,000,000	999,789
Morgan Stanley:
3.800%, 4/29/2016	500,000	518,932
4.000%, 7/24/2015	1,000,000	1,022,011
National Australia Bank, Ltd., 0.784%, 7/25/2016 (3)	1,500,000	1,509,514
Nordea Bank AB, 3.125%, 3/20/2017 (5) (6)	1,740,000	1,815,676
PNC Bank NA, 1.125%, 1/27/2017 (2)	1,000,000	1,003,427
PNC Funding Corp., 2.700%, 9/19/2016	700,000	721,491
Royal Bank of Canada, 1.450%, 9/9/2016 (2)	2,300,000	2,325,236
Royal Bank of Scotland PLC, 1.875%, 3/31/2017	2,000,000	2,010,330
SunTrust Banks, Inc., 3.600%, 4/15/2016	1,200,000	1,246,274
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,906,255
Toronto-Dominion Bank, 1.500%, 9/9/2016 (2)	1,500,000	1,522,144
U.S. Bancorp, 1.650%, 5/15/2017 (2)	1,500,000	1,520,199
Westpac Banking Corp., 1.050%, 11/25/2016	2,000,000	2,003,206

		40,362,791
Biotechnology - 0.7%
Amgen, Inc., 2.300%, 6/15/2016 (2)	1,600,000	1,633,098
Building Materials - 1.1%
CRH America, Inc., 4.125%, 1/15/2016	2,100,000	2,173,842
Masco Corp., 6.125%, 10/3/2016	250,000	267,813

		2,441,655
Chemicals - 0.3%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	657,471
Computers - 1.3%
Apple, Inc., 1.050%, 5/5/2017 (2)	1,500,000	1,507,897
Hewlett-Packard Co., 3.000%, 9/15/2016	1,430,000	1,474,034

		2,981,931
Diversified Financial Services - 5.0%
Ally Financial, Inc., 3.250%, 9/29/2017	500,000	500,000
American Express Credit Corp., 2.800%, 9/19/2016	1,250,000	1,294,264
BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,240,811
Ford Motor Credit Co. LLC:
3.875%, 1/15/2015	300,000	301,170
3.984%, 6/15/2016 (2)	1,000,000	1,041,734
4.207%, 4/15/2016	1,000,000	1,040,865
General Electric Capital Corp., 3.350%, 10/17/2016 (2)	2,475,000	2,593,785
General Motors Financial Co., Inc.:
3.000%, 9/25/2017 (2)	500,000	510,900
4.750%, 8/15/2017 (2)	500,000	530,500

International Lease Finance Corp.:
5.750%, 5/15/2016	457,000	477,371
8.750%, 3/15/2017	635,000	717,232
Synchrony Financial, 1.875%, 8/15/2017	1,000,000	1,005,420

		11,254,052
Electric - 1.3%
Appalachian Power Co., 3.400%, 5/24/2015	1,970,000	1,995,472
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,018,142

		3,013,614
Engineering & Construction - 0.5%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,007,933
Insurance - 1.9%
American International Group, Inc., 5.050%, 10/1/2015	1,030,000	1,068,062
Berkshire Hathaway Finance Corp., 0.950%, 8/15/2016 (2)	625,000	629,351
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	750,000	765,874
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5) (6)	750,000	763,009
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (2) (5) (6)	1,000,000	1,001,508

		4,227,804
Machinery-Diversified - 1.3%
John Deere Capital Corp., 1.050%, 10/11/2016	1,000,000	1,007,309
Roper Industries, Inc., 2.050%, 10/1/2018	2,000,000	1,998,030

		3,005,339
Media - 1.4%
Comcast Corp., 5.850%, 11/15/2015 (2)	1,400,000	1,470,164
DIRECTV Holdings LLC:
3.125%, 2/15/2016	1,255,000	1,289,037
3.550%, 3/15/2015	500,000	504,269

		3,263,470
Mining - 0.7%
Xstrata Finance Canada, Ltd., 2.050%, 10/23/2015 (5) (6)	1,635,000	1,648,830
Miscellaneous Manufacturing - 0.5%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	1,000,000	1,027,744
Oil & Gas - 2.2%
BP Capital Markets PLC, 0.700%, 11/6/2015 (2)	1,575,000	1,577,496
Petrobras International Finance Co., 2.875%, 2/6/2015	1,500,000	1,497,314
Talisman Energy, Inc., 5.125%, 5/15/2015	1,825,000	1,851,459

		4,926,269
Oil & Gas Services - 0.4%
Schlumberger Norge AS, 1.250%, 8/1/2017 (5) (6)	1,000,000	1,000,589
Pharmaceuticals - 3.2%
AbbVie, Inc., 1.750%, 11/6/2017 (2)	1,670,000	1,680,115
Cardinal Health, Inc., 1.700%, 3/15/2018	2,000,000	2,000,274
Express Scripts Holding Co., 2.650%, 2/15/2017	1,500,000	1,544,679
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016	1,000,000	1,002,211
Zoetis, Inc., 1.150%, 2/1/2016	1,000,000	1,001,402

		7,228,681
Pipelines - 0.5%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	1,000,000	1,028,338
Real Estate Investment Trusts - 0.9%
Health Care REIT, Inc., 2.250%, 3/15/2018	2,000,000	2,025,564
Retail - 0.7%
Walgreen Co., 1.000%, 3/13/2015	1,680,000	1,682,873
Semiconductors - 0.7%
Intel Corp., 1.350%, 12/15/2017	1,600,000	1,599,890
Software - 0.8%
Oracle Corp., 1.200%, 10/15/2017 (2)	1,725,000	1,726,580
Telecommunications - 3.0%
AT&T, Inc.:
1.700%, 6/1/2017	750,000	757,390
2.400%, 8/15/2016	1,000,000	1,024,398
British Telecommunications PLC:
1.625%, 6/28/2016	1,500,000	1,515,310
2.000%, 6/22/2015	1,000,000	1,007,502

Cisco Systems, Inc., 1.100%, 3/3/2017 (2)	800,000	803,255
Verizon Communications, Inc.:
1.350%, 6/9/2017 (2)	500,000	500,574
2.000%, 11/1/2016 (2)	750,000	764,476
2.500%, 9/15/2016	352,000	362,033

		6,734,938

Total Corporate Bonds & Notes (identified cost $109,779,747)		110,674,948

Mutual Funds - 2.9%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co., 3.890% (8)	326,711	2,969,803
Fidelity Floating Rate High Income Fund, 3.870%	372,038	3,657,136

Total Mutual Funds (identified cost $6,422,183)		6,626,939

U.S. Government & U.S. Government Agency Obligations - 12.2%

Federal Home Loan Mortgage Corporation - 4.0%
0.500%, 5/13/2016 (2)	$1,850,000	1,855,237
0.750%, 1/12/2018 (2)	2,500,000	2,476,900
0.875%, 10/14/2016 (2)	1,500,000	1,508,796
1.000%, 7/28/2017 (2)	2,000,000	2,009,334
1.250%, 5/12/2017 (2)	1,250,000	1,263,479

		9,113,746
Federal National Mortgage Association - 2.9%
0.625%, 8/26/2016 (2)	1,000,000	1,002,235
0.875%, 10/26/2017 (2)	2,000,000	1,995,010
0.875%, 2/8/2018	1,500,000	1,490,337
1.125%, 4/27/2017	1,000,000	1,009,094
1.250%, 9/28/2016 (2)	1,000,000	1,014,424

		6,511,100
U.S. Treasury Bonds & Notes - 5.3%
0.500%, 7/31/2017 (2)	2,000,000	1,984,844
0.625%, 12/15/2016 (2)	1,025,000	1,027,483
0.625%, 5/31/2017 (2)	1,000,000	997,422
0.625%, 9/30/2017 (2)	3,000,000	2,979,843
0.625%, 11/30/2017 (2)	3,000,000	2,973,750
0.750%, 6/30/2017 (2)	1,000,000	999,688
0.875%, 4/30/2017 (2)	1,000,000	1,004,922

		11,967,952

Total U.S. Government & U.S. Government Agency Obligations (identified cost $27,487,729)		27,592,798

U.S. Government Agency-Mortgage Securities - 1.1%

Federal National Mortgage Association - 1.1%
3.500%, 4/1/2026	245,208	260,273
4.000%, 11/1/2031	873,894	943,167
5.500%, 11/1/2033	273,418	308,676
5.500%, 2/1/2034	204,043	230,239
5.500%, 8/1/2037 (2)	471,764	528,875
7.000%, 12/1/2015	3,519	3,583
7.500%, 9/1/2015	9,214	9,346
9.500%, 12/1/2024	19,045	19,478
9.500%, 1/1/2025	11,307	11,388
9.500%, 1/1/2025	13,784	13,883
10.000%, 7/1/2020	21,599	22,092
11.000%, 12/1/2015	1	1

		2,351,001
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	60,412	68,064
9.000%, 12/15/2019	13,634	15,431

		83,495

Total U.S. Government Agency-Mortgage Securities (identified cost $2,362,159)		2,434,496

Short-Term Investments - 20.4%

Collateral Pool Investments for Securities on Loan - 17.6%
Collateral pool allocation (12)		39,927,383
Commercial Paper - 0.9%
Nextera Energy Capital Holdings, Inc., 0.300%, 12/8/2014 (9)	2,000,000	1,999,890
Mutual Funds - 0.8%
BMO Prime Money Market Fund, Class I, 0.010% (10)	1,710,303	1,710,303

Short-Term Municipals - 1.1%

Michigan - 0.9%
County of Wayne, 2.750%, 6/1/2015	$2,000,000	2,001,560
New York - 0.2%
County of Suffolk, 1.500%, 3/26/2015	500,000	501,750

Total Short-Term Municipals		2,503,310

Total Short-Term Investments (identified cost $46,141,480)		46,140,886

Total Investments - 117.3% (identified cost $264,548,032)		265,189,922
Other Assets and Liabilities - (17.3)%		(39,037,630)

Total Net Assets - 100.0%		$226,152,292

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.1%

Alabama - 0.8%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$313,351
4.000%, 7/1/2021	1,895,000	2,120,050
4.375%, 10/1/2017	200,000	217,426
5.000%, 10/1/2020, Call 10/1/2018	230,000	261,027
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 12/20/2016 (7)	215,000	221,364
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	376,887
City of Birmingham, 0.000%, 3/1/2022 (13)	1,945,000	1,968,437
County of Jefferson, AGM, 0.310%, 2/1/2042, Call 12/26/2014 (3)	454,981	369,716
Health Care Authority for Baptist Health, AGC, 0.500%, 11/15/2037, Call 12/5/2014 (3) (14)	1,700,000	1,700,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,536,440

		12,084,698
Alaska - 0.9%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,598,396
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,971,800
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,182,980
Alaska Housing Finance Corp.,, 5.000%, 12/1/2021, Call 12/1/2020	175,000	208,000
Alaska Municipal Bond Bank Authority, AMBAC, 5.100%, 4/1/2033, Call 4/1/2018	200,000	221,562
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	275,991
Borough of Matanuska-Susitna, 5.000%, 4/1/2031, Call 4/1/2021	150,000	168,823
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	440,000	458,401
City of Valdez, 5.000%, 1/1/2021	5,820,000	6,858,230

		13,944,183
Arizona - 4.2%
Arizona Department of Transportation State Highway:
5.000%, 7/1/2031, Call 7/1/2018	440,000	494,591
5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,527,310
Arizona Health Facilities Authority:
1.890%, 2/5/2020, Call 8/9/2019 (3)	4,500,000	4,635,045
4.000%, 1/1/2015	225,000	225,682
5.000%, 1/1/2019, Call 1/1/2017	175,000	190,874
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,521,520
5.000%, 2/1/2022	1,000,000	1,166,520
Arizona School Facilities Board, AMBAC:
4.000%, 7/1/2016	250,000	262,033
4.250%, 7/1/2015	575,000	586,373
Arizona Sports & Tourism Authority:
4.000%, 7/1/2018	765,000	825,542
4.000%, 7/1/2019	135,000	147,124
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,162,287
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,476,695
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,644,187
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	205,590
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	433,464
City of Glendale, NATL-RE, 5.000%, 7/1/2026, Call 7/1/2017	2,760,000	3,018,778
City of Goodyear:
5.000%, 7/1/2023, Call 7/1/2020	265,000	294,473
5.125%, 7/1/2025, Call 7/1/2020	345,000	382,764
City of Peoria, 4.000%, 7/1/2019	515,000	564,332
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	586,570
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 1/1/2015	215,000	215,692

County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,697,718
Gila County Unified School District No. 10-Payson:
5.000%, 7/1/2015 (3)	75,000	77,011
5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	573,155
5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	687,786
5.750%, 7/1/2028, Call 7/1/2018 (3)	800,000	938,152
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	970,060
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	565,490
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2018, Call 8/1/2015	340,000	350,846
5.000%, 8/1/2019, Call 8/1/2017	250,000	275,498
5.000%, 8/1/2027, Call 8/1/2017	975,000	1,067,966
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	328,380
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	412,231
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	320,985
Maricopa County Industrial Development Authority:
3.000%, 1/1/2017	315,000	329,651
3.000%, 1/1/2018	325,000	341,513
4.000%, 1/1/2019	200,000	218,790
5.250%, 7/1/2032, Call 7/1/2017	170,000	178,123
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	261,734
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,079,163
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	713,726
5.000%, 7/1/2020, Call 7/1/2018	600,000	681,186
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,205,893
Phoenix Civic Improvement Corp., BHAC:
5.500%, 7/1/2027 (13)	500,000	633,155
5.500%, 7/1/2033 (13)	800,000	1,045,584
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (13)	555,000	664,324
5.500%, 7/1/2028 (13)	100,000	126,176
5.500%, 7/1/2031 (13)	425,000	544,901
5.500%, 7/1/2032 (13)	320,000	411,824
5.500%, 7/1/2033 (13)	395,000	509,819
5.500%, 7/1/2034 (13)	525,000	679,014
5.500%, 7/1/2036 (13)	530,000	687,696
Pima County Industrial Development Authority:
4.500%, 7/1/2020	540,000	554,180
4.500%, 7/1/2021, Call 7/1/2020	1,330,000	1,357,278
4.500%, 7/1/2022, Call 7/1/2020	1,395,000	1,411,935
6.375%, 7/1/2028, Call 7/1/2018	280,000	292,177
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	383,581
Rio Nuevo Multipurpose Facilities District, AGC:
6.000%, 7/15/2020, Call 7/15/2018	240,000	278,890
6.500%, 7/15/2023, Call 7/15/2018	40,000	47,122
Salt River Project Agricultural Improvement & Power District:
5.000%, 1/1/2020, Call 1/1/2018	300,000	338,622
5.000%, 1/1/2032, Call 1/1/2019	1,385,000	1,560,230
Salt Verde Financial Corp.:
5.250%, 12/1/2021	75,000	88,741
5.250%, 12/1/2022	110,000	130,832
Scottsdale Industrial Development Authority:
5.000%, 9/1/2018	250,000	283,793
5.250%, 9/1/2030, Call 12/29/2014	435,000	436,235
Scottsdale Industrial Development Authority, FSA, 0.990%, 9/1/2045 (3) (14)	1,325,000	1,325,000
Scottsdale Municipal Property Corp., AMBAC, 4.450%, 7/1/2019, Call 7/1/2017 (13)	325,000	352,768
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,140,010
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,744,150
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 12/29/2014	225,000	225,612
Town of Marana, 5.000%, 7/1/2023	450,000	544,864
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (7)	270,000	283,200
University Medical Center Corp., 5.000%, 7/1/2021	425,000	486,022
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	521,080

Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,061,462
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,095,216
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,060,990

		65,148,986

Arkansas - 1.5%
Arkansas Development Finance Authority, BAM, 1.000%, 12/1/2021	500,000	505,080
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	305,000	321,028
4.000%, 7/1/2025, Call 7/1/2021	625,000	657,844
4.750%, 7/1/2032, Call 1/1/2017 (7)	380,000	381,254
Arkansas State University:
4.000%, 3/1/2021	390,000	429,066
4.000%, 3/1/2022	1,140,000	1,248,676
4.000%, 3/1/2023	985,000	1,084,406
Baptist Health Medical Center-Heber Springs, AGC, 5.000%, 5/1/2026, Call 5/1/2016	1,140,000	1,202,073
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,121,146
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	625,000	625,062
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	355,000	359,555
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,047,090
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,142,160
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,395,000	2,387,480
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	662,572
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	881,404
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,506,962
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	22,798
Henderson State University, BAM:
3.750%, 11/1/2036, Call 11/1/2022	2,735,000	2,678,823
5.000%, 11/1/2022	905,000	1,075,755
5.000%, 11/1/2023, Call 11/1/2022	860,000	1,009,399
University of Arkansas:
5.000%, 12/1/2021	300,000	359,340
5.000%, 12/1/2022	520,000	625,357
5.000%, 12/1/2023, Call 12/1/2022	500,000	588,485

		23,922,815
California - 7.9%
Abag Finance Authority for Nonprofit Corps.:
5.000%, 7/1/2019	300,000	342,000
5.000%, 7/1/2020	515,000	593,213
5.000%, 7/1/2021	200,000	231,992
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,161,300
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,466,325
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (13)	900,000	678,852
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	254,142
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	360,304
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (3)	2,000,000	2,006,160
1.290%, 4/1/2027, Call 10/1/2026 (3)	5,000,000	5,106,750
BB&T Municipal Trust, 0.840%, 11/15/2019 (3) (5) (6)	1,500,000	1,500,000
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	269,937
0.000%, 8/1/2031	615,000	267,482
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,096,942
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	498,055
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 6/1/2015	5,000,000	5,003,150
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,268,140
California Health Facilities Financing Authority, NATL-RE, 0.149%, 7/1/2022, Call 12/1/2014 (3) (14)	2,700,000	2,562,600
California Municipal Finance Authority, 2.140%, 11/1/2016, Call 11/1/2015 (3)	330,000	330,145
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,104,330
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	2,100,000	2,147,397
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,697,670
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	1,003,051

Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	680,345
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	357,641
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	949,407
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,818,661
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,500,698
Contra Costa Transportation Authority, 0.475%, 12/15/2015, Call 6/12/2015 (3)	1,000,000	1,000,810
County of Los Angeles, 0.000%, 9/1/2018	750,000	703,672
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	512,004
County of San Joaquin, 5.000%, 4/1/2022	350,000	405,451
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	596,612
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	233,556
Deutsche Bank Spears/Lifers Trust, 0.350%, 8/1/2047 (3) (5) (6)	8,000,000	8,000,000
Duarte Unified School District, 0.000%, 8/1/2026 (13)	525,000	574,528
East Bay Municipal Utility District, 0.240%, 12/1/2015, Call 6/1/2015 (3)	650,000	650,195
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (13)	400,000	362,804
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	1,086,412
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	250,565
Fresno Unified School District, MBIA:
4.600%, 2/1/2016	105,000	110,002
6.000%, 8/1/2026	2,900,000	3,609,456
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	185,038
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,268,120
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	90,892
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	434,869
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	456,833
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	177,856
Long Beach Bond Finance Authority:
5.000%, 11/15/2017	120,000	132,221
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,136,670
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,934,730
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,456,084
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	520,030
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	605,000	699,313
Lynwood Unified School District, AGM:
5.000%, 8/1/2022	340,000	408,629
5.000%, 8/1/2024, Call 8/1/2023	620,000	744,291
5.000%, 8/1/2025, Call 8/1/2023	760,000	901,261
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	417,936
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	645,856
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (13)	300,000	330,498
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,265,640
Modesto Irrigation District:
5.000%, 7/1/2020	350,000	415,517
5.000%, 7/1/2021	500,000	600,200
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (13)	2,075,000	1,618,624
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	426,670
New Haven Unified School District, NATL-RE, 0.000%, 8/1/2025, Call 12/29/2014	1,455,000	842,445
Northern California Gas Authority No. 1:
0.788%, 7/1/2019 (3)	3,000,000	2,948,160
0.877%, 7/1/2027 (3)	1,915,000	1,748,893
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	560,840
5.000%, 7/1/2032, Call 7/1/2022	700,000	781,676
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	453,934
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,101,740
Piedmont Unified School District, 5.000%, 8/1/2032, Call 8/1/2019	200,000	228,776
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	342,670
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	245,552
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,214,574
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	100,000	104,235
San Joaquin Hills Transportation Corridor Agency, 5.000%, 1/1/2033, Call 12/8/2014	4,500,000	4,503,060
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,633,805

San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	338,433
0.000%, 6/15/2021	490,000	379,745
0.000%, 6/15/2022	505,000	370,872
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	418,475
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	1,058,805
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	229,742
0.000%, 8/1/2031	470,000	244,945
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,011,209
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	387,220
4.700%, 7/1/2016	250,000	261,905
4.875%, 7/1/2018, Call 7/1/2017	900,000	968,688
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,722,532
5.250%, 7/1/2023, Call 7/1/2017	250,000	271,560
5.300%, 7/1/2026, Call 7/1/2017	350,000	376,856
State of California:
0.809%, 12/1/2017, Call 6/1/2017 (3)	2,500,000	2,527,075
5.000%, 11/1/2025, Call 11/1/2020	250,000	294,358
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,452,323
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,908,391
Successor Agency to the Richmond County Redevelopment Agency, BAM:
5.000%, 9/1/2021	310,000	364,758
5.000%, 9/1/2022	300,000	355,515
5.000%, 9/1/2023	300,000	357,531
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,543,710
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,134,680
Tulare Union High School District, NATL-RE, 0.000%, 8/1/2019	380,000	347,939
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2015 (3)	1,625,000	1,625,114
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	539,519
Vallejo City Unified School District, MBIA:
5.400%, 2/1/2015	275,000	276,474
5.900%, 8/1/2018	350,000	385,312
5.900%, 8/1/2025	1,225,000	1,372,380
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,143,854
Watereuse Finance Authority, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,131,118
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	211,250
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,713,855
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	890,558
Whittier Union High School District:
0.000%, 8/1/2025, Call 8/1/2019	300,000	192,945
0.000%, 8/1/2034, Call 8/1/2019	500,000	171,970
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	90,411
0.000%, 8/1/2023	240,000	179,988
0.000%, 8/1/2024, Call 8/1/2023	330,000	223,004
0.000%, 8/1/2025, Call 8/1/2023	270,000	171,761
0.000%, 8/1/2026, Call 8/1/2023	330,000	197,353
0.000%, 8/1/2028, Call 8/1/2023	420,000	221,747
Yosemite Community College District, AGM:
5.000%, 8/1/2028, Call 8/1/2018	100,000	113,377
5.000%, 8/1/2032, Call 8/1/2018	75,000	84,287

		122,594,438
Colorado - 2.3%
Auraria Higher Education Center:
6.000%, 5/1/2022, Call 11/1/2019	211,000	251,487
6.000%, 5/1/2023, Call 11/1/2019	225,000	267,939
6.000%, 5/1/2024, Call 11/1/2019	238,000	283,175
City & County of Denver, 5.000%, 11/15/2021	500,000	595,800
City & County of Denver, AGC, 0.450%, 11/15/2025, Call 12/1/2014 (3) (14)	200,000	200,000
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,468,120
Colorado Educational & Cultural Facilities Authority:
5.000%, 9/1/2020 (13)	1,060,000	1,221,777
5.000%, 9/1/2021 (13)	865,000	1,001,324
6.250%, 3/1/2042, Call 3/1/2020	2,000,000	2,223,840
7.400%, 12/1/2038, Call 12/1/2018	500,000	564,745

Colorado Educational & Cultural Facilities Authority, Moral Obligation:
2.000%, 12/1/2015	500,000	507,330
5.000%, 12/1/2031, Call 12/1/2024	1,860,000	2,095,253
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 12/29/2014	2,950,000	2,956,195
Colorado Health Facilities Authority:
3.000%, 12/1/2015	490,000	496,012
4.000%, 12/1/2016	505,000	533,502
4.500%, 2/1/2020	455,000	501,342
5.000%, 12/1/2014 (3)	1,150,000	1,150,000
5.000%, 9/1/2018	530,000	590,521
5.000%, 9/1/2019	560,000	631,333
5.000%, 2/1/2021	475,000	538,052
5.000%, 12/1/2021	875,000	1,006,092
5.000%, 9/1/2022	750,000	858,517
5.000%, 2/1/2024	420,000	483,202
5.000%, 2/1/2029, Call 2/1/2024	2,000,000	2,231,640
5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	604,523
5.250%, 1/1/2025, Call 1/1/2020	460,000	534,249
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	419,976
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	914,038
5.000%, 12/1/2021	725,000	851,824
5.000%, 12/1/2022	1,185,000	1,414,558
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (7)	264,669	282,269
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,407,794
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	267,068
Gunnison Watershed School District No. Re 1J, SAW:
5.000%, 12/1/2024	425,000	528,224
5.000%, 12/1/2025, Call 12/1/2024	525,000	646,705
5.000%, 12/1/2026, Call 12/1/2024	500,000	610,435
5.000%, 12/1/2027, Call 12/1/2024	600,000	728,382
5.000%, 12/1/2028, Call 12/1/2024	575,000	695,209
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	561,905
Public Authority for Colorado Energy, 5.750%, 11/15/2018	625,000	680,075
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,358,260

		36,162,692
Connecticut - 0.2%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,432,386
Delaware - 0.5%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,479,175
Delaware State Housing Authority:
0.000%, 7/1/2031, Call 7/1/2021	1,675,000	779,110
5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	320,313
5.200%, 7/1/2029, Call 7/1/2018	1,555,000	1,595,259

		7,173,857
District of Columbia - 0.3%
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,087,550
District of Columbia, AGM:
5.000%, 6/1/2022, Call 12/1/2017	250,000	280,770
5.000%, 6/1/2023, Call 12/1/2017	250,000	280,610
Washington Convention & Sports Authority, 4.500%, 10/1/2030, Call 10/1/2020	2,125,000	2,266,079

		4,915,009
Florida - 6.9%
Citizens Property Insurance Corp.:
5.000%, 6/1/2016	1,265,000	1,349,262
5.000%, 6/1/2019	2,615,000	3,019,985
5.375%, 6/1/2016	250,000	267,850
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,109,597
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,141,390
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,155,140
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,072,990
City of Gulf Breeze:
1.750%, 12/1/2015 (3)	11,795,000	11,942,202
5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,334,900

City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,547,125
City of North Port, 5.000%, 7/1/2022	200,000	237,812
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	582,375
City of Sunrise, 4.000%, 10/1/2019	540,000	580,171
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	848,899
0.000%, 10/1/2020	975,000	890,068
0.000%, 10/1/2021	175,000	154,532
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,326,160
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	388,442
County of Bay, 3.500%, 9/1/2016	190,000	188,849
County of Brevard, AMBAC:
5.000%, 7/1/2015	355,000	361,702
5.000%, 7/1/2016	910,000	965,355
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (7)	740,000	821,245
County of Citrus, XLCA, 0.312%, 1/1/2022 (3) (14)	1,100,000	1,070,951
County of Hillsborough, 5.000%, 8/1/2024, Call 8/1/2022	3,540,000	4,237,982
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,362,760
County of Lee, AMBAC, 5.125%, 10/1/2024, Call 10/1/2016 (7)	7,975,000	8,489,627
County of Miami-Dade:
5.250%, 10/1/2029, Call 10/1/2023	100,000	118,098
5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,229,764
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	493,771
5.000%, 4/1/2029, Call 4/1/2019	350,000	393,932
5.000%, 10/1/2029, Call 10/1/2019	400,000	447,128
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,188,130
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (13)	475,000	520,434
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	340,925
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,783,698
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	675,019
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	930,000	963,964
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,911,422
5.000%, 10/1/2021	1,110,000	1,311,409
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,079,460
5.000%, 1/1/2022, Call 1/1/2017	970,000	1,046,242
5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,044,440
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	580,000	617,091
Florida HomeLoan Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	495,000	523,299
5.000%, 7/1/2021, Call 1/1/2016 (7)	315,000	323,826
5.250%, 7/1/2028, Call 1/1/2018	1,520,000	1,594,024
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	297,555
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	544,510
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	314,370
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,100,524
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,332,900
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,923,425
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	485,756
Orange County Housing Finance Authority, GMNA FNMA FHLMC COLL, 4.000%, 9/1/2040, Call 9/1/2024 (4)	4,000,000	4,373,280
Orlando-Orange County Expressway Authority, AGM, 5.000%, 7/1/2025, Call 7/1/2022	4,780,000	5,680,026
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	368,245
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	163,467
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (5) (6)	2,405,000	2,651,224
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,876,875
Suncoast Community Development District, 2.000%, 5/1/2017	170,000	174,039
Town of Davie:
5.000%, 4/1/2021	615,000	705,614
5.000%, 4/1/2022	830,000	954,932
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,017,040
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,724,769
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	800,496
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	504,015
Volusia County School Board, 5.000%, 8/1/2031, Call 8/1/2024	150,000	172,279
Volusia County School Board, AGM, 5.000%, 8/1/2027, Call 8/1/2017	210,000	230,080

		106,448,868

Georgia - 3.1%
Atlanta Development Authority, 4.000%, 9/1/2020	2,065,000	2,295,144
Burke County Development Authority, 1.400%, 4/1/2015 (3)	160,000	160,560
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,256,906
5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,904,073
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,157,880
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,883,975
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,149,310
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,145,050
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,210,790
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,336,030
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	259,398
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 2/1/2016	500,000	503,690
5.000%, 2/1/2017	875,000	916,379
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,569,252
5.000%, 7/1/2021	1,155,000	1,367,555
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,442,100
Fulton County Development Authority:
5.000%, 3/15/2016	1,715,000	1,812,446
5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,262,296
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,584,293
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,432,926
5.000%, 3/15/2021	5,400,000	6,143,256
5.250%, 9/15/2018	250,000	283,265
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	665,321
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,275,626
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,047,226
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	947,376
5.000%, 1/1/2024	1,000,000	1,194,720
5.000%, 1/1/2025, Call 1/1/2024	700,000	823,907
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 12/29/2014	300,000	306,906
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	29,158
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	816,879
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,396,611
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,130,730

		48,711,034
Hawaii - 0.0%
City & County Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	123,104
University of Hawaii, 6.000%, 10/1/2038, Call 10/1/2019	250,000	299,745

		422,849
Idaho - 0.4%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	229,976
7.375%, 6/1/2034, Call 6/1/2018	340,000	402,142
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,160,920
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	607,504
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 12/29/2014 (7)	345,000	345,469
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,342,652

		6,088,663

Illinois - 9.7%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,213,790
Central Lake County Joint Action Water Agency, 4.000%, 5/1/2020	30,000	33,800

Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	887,561
Chicago O’Hare International Airport, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,014,589
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,230,904
5.000%, 1/1/2025, Call 7/1/2020	230,000	262,589
5.000%, 1/1/2026, Call 1/1/2021	730,000	820,469
5.000%, 11/15/2029, Call 11/15/2018	130,000	145,423
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	260,000	289,687
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,590,892
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	220,004
City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	215,504
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (13)	1,000,000	1,054,310
City of Springfield:
5.000%, 12/1/2022	905,000	1,041,827
5.500%, 3/1/2032, Call 3/1/2018	1,000,000	1,128,220
City of Springfield, AMBAC, 4.000%, 12/1/2014	25,000	25,000
City of Springfield, NATL-RE:
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,088,080
5.000%, 3/1/2020, Call 3/1/2017	100,000	108,458
5.000%, 3/1/2022, Call 3/1/2017	650,000	705,282
City of Waukegan, NATL-RE, 4.500%, 12/30/2015	150,000	155,598
Cook County Community College District No. 504 Triton, 5.000%, 6/1/2029, Call 12/1/2023	1,000,000	1,151,570
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	183,570
0.000%, 12/1/2029, Call 12/1/2024	400,000	217,984
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	582,978
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	727,530
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,572,602
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	702,669
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	496,319
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,487,335
0.000%, 12/1/2029	2,580,000	1,283,679
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	289,698
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,573,795
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	552,771
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,182,170
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,397,149
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,656,022
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,740,356
County of Cook:
5.000%, 11/15/2023	1,000,000	1,168,770
5.250%, 11/15/2023, Call 11/15/2020	350,000	412,216
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	270,000	286,033
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	700,000	820,722
5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,343,073
5.500%, 1/1/2038, Call 1/1/2023	825,000	921,137
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	531,012
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	265,076
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	537,580
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	144,502
Deutsche Bank Spears/Lifers Trust, AGM-CR, 0.330%, 12/1/2039, Call 12/1/2021 (3) (5) (6)	10,000,000	10,000,000
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	461,204
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	456,786
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	505,515
Illinois Finance Authority:
1.300%, 5/8/2017 (3)	995,000	1,001,189
2.700%, 5/15/2016	375,000	380,291
4.000%, 10/1/2016	345,000	361,895

4.300%, 3/1/2016 (3)	250,000	258,570
5.000%, 5/1/2015	2,095,000	2,127,787
5.000%, 11/15/2023, Call 11/15/2022	215,000	252,010
5.250%, 3/1/2019	250,000	285,195
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,574,337
5.250%, 2/15/2030, Call 2/15/2020	250,000	274,360
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,172,761
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,061,392
6.250%, 11/1/2028, Call 11/1/2018	100,000	115,624
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,626,220
Illinois Finance Authority, AGC:
5.250%, 8/15/2019	250,000	273,443
5.250%, 8/15/2020, Call 8/15/2015	300,000	309,147
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	950,000	824,904
0.000%, 1/1/2021	255,000	217,818
5.150%, 1/1/2019	420,000	479,875
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	379,917
Illinois Housing Development Authority, 4.950%, 8/1/2021, Call 2/1/2016 (7)	1,820,000	1,872,562
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 12/29/2014	500,000	500,895
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	974,851	932,728
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,095,600
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,986,794
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,153,350
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,144,050
5.500%, 1/1/2033, Call 1/1/2018	320,000	359,386
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,182,493
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC, 0.000%, 1/1/2023	1,000,000	776,880
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.250%, 1/1/2033, Call 1/1/2023	900,000	1,000,593
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,719,431
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	501,565
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	301,429
0.000%, 12/1/2028	335,000	172,488
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	180,504
Madison County Community Unit School District No. 7 Edwardsville, AGM, 5.000%, 12/1/2016	225,000	242,683
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	361,020
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,583,555
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2017	20,000	19,736
0.000%, 1/1/2017	190,000	183,358
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	309,634
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	286,841
5.000%, 1/1/2020	550,000	620,774
5.000%, 1/1/2021	810,000	913,769
5.000%, 1/1/2022	895,000	1,010,186
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (13)	3,530,000	3,664,846
0.000%, 12/15/2023	855,000	635,017
0.000%, 6/15/2026, Call 6/15/2022 (13)	295,000	298,876
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	386,852
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,465,007
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	885,370
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,325,677
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	477,255
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,189,717
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	679,064

St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	875,457
State of Illinois:
5.000%, 1/1/2015	600,000	602,328
5.000%, 1/1/2015	300,000	301,164
5.000%, 1/1/2015	250,000	250,970
5.000%, 1/1/2016	500,000	522,600
5.000%, 3/1/2020	500,000	559,500
5.000%, 4/1/2024, Call 4/1/2023	500,000	550,335
5.000%, 6/1/2024, Call 12/1/2016	360,000	382,104
5.000%, 1/1/2025, Call 1/1/2016	275,000	283,630
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,146,869
6.500%, 6/15/2022	440,000	511,416
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,491,527
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	404,286
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	242,273
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,137,420
5.000%, 1/1/2021	1,000,000	1,143,160
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,624,500
Village of Bolingbrook, NATL-RE:
0.000%, 1/1/2020, Call 1/1/2015	15,000	11,722
0.000%, 1/1/2020, Call 1/1/2015	185,000	144,383
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	275,000	292,735
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2016	250,000	156,600
0.000%, 3/1/2026, Call 3/1/2016	1,280,000	713,280
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	464,708
4.000%, 10/1/2019	420,000	461,719
4.000%, 10/1/2020	615,000	678,056
5.000%, 10/1/2022, Call 10/1/2021	730,000	852,355
5.000%, 10/1/2023, Call 10/1/2021	685,000	795,121
5.000%, 10/1/2024, Call 10/1/2021	425,000	491,296
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,060,392
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	346,488
Village of Justice, AMBAC:
0.000%, 1/1/2015	545,000	544,128
0.000%, 1/1/2021	635,000	505,441
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	151,055
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	482,674
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
0.000%, 1/1/2017	750,000	707,752
0.000%, 1/1/2019	695,000	608,653
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC:
0.000%, 11/1/2020	2,000,000	1,732,880
0.000%, 11/1/2021	300,000	246,708
0.000%, 11/1/2022	250,000	195,540
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,080,360
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2017	870,000	793,910
0.000%, 12/1/2020	1,180,000	919,220
0.000%, 12/1/2023	900,000	592,092
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	613,965
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	545,000	567,416
Will, Grundy, Etc. Counties Community College District No. 525:
5.000%, 6/1/2038, Call 12/1/2023	150,000	165,893
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,898,100
5.750%, 6/1/2023, Call 6/1/2018	315,000	364,490
5.750%, 6/1/2028, Call 6/1/2018	170,000	195,888
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	150,231
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	371,630
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	343,850

		150,010,800

Indiana - 3.1%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	711,525
Carmel Redevelopment Authority:
5.000%, 7/1/2023, Call 7/1/2020	350,000	400,379
5.000%, 2/1/2027, Call 2/1/2016	545,000	574,795
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	482,746
City of Greenwood:
4.000%, 10/1/2017	225,000	238,327
4.250%, 10/1/2020, Call 10/1/2018	820,000	902,271
4.625%, 10/1/2024, Call 10/1/2018	520,000	579,764
City of Rockport, 1.750%, 6/1/2018 (3)	1,500,000	1,510,335
City of Whiting, 1.850%, 10/1/2019 (3)	1,150,000	1,160,614
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,133,330
County of Knox, 4.000%, 4/1/2018	250,000	265,683
Crown Point Multi School Building Corp., AGM SAW, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,094,600
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	233,785
4.500%, 7/1/2018	220,000	242,257
Dyer Redevelopment Authority, CIFG:
5.250%, 7/15/2021, Call 7/15/2015	650,000	669,227
5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,260,929
East Chicago Multi School Building Corp., SAW, 6.000%, 7/15/2016	670,000	716,069
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,175,412
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,877,047
Franklin Township-Marion County Multiple School Building Corp., SAW, 5.000%, 7/10/2021	580,000	699,057
Gary Chicago International Airport Authority:
5.000%, 2/1/2016 (4) (7)	240,000	249,317
5.000%, 2/1/2017 (4) (7)	210,000	223,715
5.000%, 2/1/2018 (4) (7)	885,000	957,712
Greencastle School Building Corp., SAW, 3.000%, 1/15/2016	625,000	642,306
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2015	1,090,000	1,099,439
Indiana Bond Bank, 0.700%, 10/15/2022 (3)	1,650,000	1,573,275
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	259,325
4.900%, 1/1/2016	350,000	367,175
5.000%, 8/15/2020	700,000	791,217
5.000%, 10/1/2022	300,000	344,730
5.000%, 10/1/2023	400,000	458,284
5.000%, 10/1/2024, Call 10/1/2023	275,000	310,761
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,518,677
5.250%, 10/1/2024, Call 10/1/2021	710,000	840,640
5.250%, 10/1/2031, Call 10/1/2021	1,655,000	1,914,239
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,162,670
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,814,872
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	556,115
Indiana Health Facility Financing Authority, AMBAC, 0.105%, 5/1/2031, Call 12/2/2014 (3) (14)	600,000	508,694
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	569,850
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,979,981
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	282,497
Indianapolis Local Public Improvement Bond Bank:
5.000%, 2/1/2020, Call 2/1/2019	70,000	80,090
5.000%, 1/1/2021	175,000	200,053
5.000%, 1/1/2022, Call 1/1/2021	200,000	230,096
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	591,725
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	503,617
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,033,175
4.000%, 7/15/2021, Call 1/15/2020	375,000	409,009
Michigan City School Building Corp., NATL-RE SAW, 5.000%, 1/15/2025, Call 7/15/2017	2,000,000	2,185,400
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,132,650
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	226,922
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	650,242
South Bend Community School Corp., NATL-RE SAW, 4.125%, 7/15/2019, Call 7/15/2017	450,000	485,253
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,422,384

		47,504,259

Iowa - 0.5%
City of Coralville, 2.000%, 6/1/2015	250,000	250,195
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	5,500,000	5,513,915
Iowa Finance Authority, GNMA/FNMA, 5.500%, 7/1/2036, Call 7/1/2015 (7)	360,000	385,520
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	620,000	674,467
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,630,997

		8,455,094
Kansas - 0.4%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	370,237
County of Sedgwick/County of Shawnee, GNMA/FNMA, 5.900%, 12/1/2037, Call 6/1/2015 (7)	635,000	662,089
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (7)	90,000	98,114
Kansas Development Finance Authority:
4.000%, 11/15/2015	75,000	77,733
5.000%, 11/15/2020, Call 11/15/2019	800,000	944,400
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,110,180
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	542,022
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	680,000	714,000
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,114,570

		5,633,345
Kentucky - 0.3%
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	908,506
Kentucky State Property & Building Commission, AGC, 0.300%, 2/1/2027, Call 2/1/2019 (3) (5) (6)	2,000,000	2,000,000
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,628,970
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	112,996

		4,650,472
Louisiana - 1.9%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,342,248
City of New Orleans:
5.000%, 6/1/2021	800,000	930,664
5.000%, 12/1/2021	500,000	582,195
5.000%, 6/1/2022	450,000	526,118
5.000%, 12/1/2022	725,000	844,183
5.000%, 6/1/2023	500,000	586,360
5.000%, 12/1/2024	765,000	895,555
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,383,772
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	751,258
4.000%, 10/1/2021	675,000	731,113
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	1,085,000	1,169,120
5.200%, 6/1/2039, Call 6/1/2017 (7)	65,000	65,752
6.550%, 6/1/2040, Call 6/1/2018	375,000	384,653
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.100%, 10/1/2038, Call 10/1/2024	550,000	565,681
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	970,736
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	563,519
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,772,306
4.000%, 3/1/2021	3,585,000	3,836,129
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (7)	725,000	782,811
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	215,703
State of Louisiana:
0.580%, 5/1/2018, Call 11/1/2017 (3)	7,000,000	7,033,040
5.000%, 6/15/2031, Call 6/15/2023	75,000	87,137
5.000%, 6/15/2032, Call 6/15/2023	75,000	86,830
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	582,377

		29,689,260
Maine - 0.1%
City of Portland, 5.000%, 7/1/2022	300,000	345,882
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	1,000,000	1,046,820

		1,392,702

Maryland - 0.4%
Maryland Health & Higher Educational Facilities Authority:
3.000%, 7/1/2016	450,000	463,405
5.750%, 7/1/2034, Call 7/1/2021	775,000	902,852
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	711,638
5.000%, 1/1/2043, Call 7/1/2022	485,000	531,691
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,382,063

		5,991,649
Massachusetts - 1.5%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.120%, 12/1/2030, Call 12/4/2014 (3) (14)	7,375,000	6,817,420
0.120%, 12/1/2030, Call 12/1/2014 (3) (14)	1,450,000	1,340,373
Massachusetts Development Finance Agency:
5.000%, 7/1/2015	925,000	945,553
5.000%, 1/1/2023, Call 1/1/2017	650,000	702,767
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,647,300
Massachusetts Educational Financing Authority:
4.000%, 1/1/2016	435,000	450,147
4.750%, 1/1/2016	320,000	334,102
5.000%, 1/1/2017	390,000	421,368
5.000%, 7/1/2025, Call 7/1/2022 (7)	735,000	800,658
5.250%, 1/1/2019 (7)	1,630,000	1,764,834
5.250%, 1/1/2019	630,000	710,577
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,594,472
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (7)	2,385,000	2,413,978
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	950,045

		22,893,594
Michigan - 5.0%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,031,314
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	747,207
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,500,267
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	568,658
Charter Township of Northville:
2.000%, 4/1/2016	370,000	374,573
4.000%, 4/1/2021	400,000	440,564
4.000%, 4/1/2022	240,000	263,287
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,122,350
City of Detroit, 3.500%, 10/7/2016 (3)	6,500,000	6,500,000
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	100,844
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	86,031
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.180%, 7/1/2032, Call 12/18/2014 (3) (14)	15,000	12,775
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2015	100,000	102,940
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	263,833
5.000%, 7/1/2019, Call 7/1/2016	50,000	52,590
5.000%, 7/1/2020, Call 7/1/2016	720,000	752,112
5.000%, 7/1/2020, Call 7/1/2016	50,000	52,230
5.000%, 7/1/2023, Call 7/1/2016	200,000	208,794
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,145,103
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (3)	725,000	769,450
5.000%, 7/1/2021, Call 7/1/2015	1,530,000	1,565,618
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,100,200
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	256,408
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	951,381
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	455,332
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	355,557
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,237,613

Forest Hills Public Schools:
5.000%, 5/1/2019 (4)	1,375,000	1,570,071
5.000%, 5/1/2020 (4)	1,600,000	1,861,792
5.000%, 5/1/2021 (4)	1,600,000	1,878,128
Grand Rapids & Kent County Joint Building Authority, 5.125%, 12/1/2014	415,000	415,000
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,868,441
5.250%, 5/1/2027, Call 5/1/2021	600,000	684,570
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,775,356
Holland School District, AGM, 3.750%, 5/1/2034, Call 5/1/2024	1,835,000	1,861,167
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,111,270
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (3)	415,000	433,891
Jenison Public Schools:
5.000%, 5/1/2021	500,000	582,625
5.000%, 5/1/2022, Call 5/1/2021	560,000	655,827
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,126,620
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,124,280
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,139,660
5.000%, 5/1/2020	1,825,000	2,114,591
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,860,256
Mattawan Consolidated School District, Q-SBLF:
4.000%, 5/1/2021 (4)	600,000	660,810
5.000%, 5/1/2019 (4)	1,215,000	1,378,381
5.000%, 5/1/2020 (4)	1,205,000	1,387,244
Michigan Finance Authority:
3.000%, 11/1/2015	150,000	153,599
5.000%, 6/1/2016	1,450,000	1,536,043
5.000%, 11/1/2020	2,000,000	2,336,540
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,668,810
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,675,245
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	65,000	65,581
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	407,123
Michigan State Building Authority, NATL-RE FGIC:
0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,134,660
0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,086,560
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	932,229
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,110,380
5.000%, 5/1/2021	450,000	528,773
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,969,756
5.000%, 5/1/2021	1,155,000	1,338,391
South Redford School District, Q-SBLF:
5.000%, 5/1/2029, Call 5/1/2024	250,000	285,440
5.000%, 5/1/2030, Call 5/1/2024	250,000	284,353
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	318,328
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,346,813
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	907,226
3.000%, 5/1/2018	855,000	890,235
3.000%, 5/1/2019	340,000	354,283
3.250%, 5/1/2020	90,000	94,372
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	558,330
5.250%, 5/1/2019, Call 5/1/2018	400,000	452,260
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	586,636
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,330,884

		76,859,861
Minnesota - 0.9%
City of Howard Lake, 2.000%, 2/1/2017 (4)	105,000	107,466
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	382,450
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,240,066
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	495,512
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (3)	215,000	245,220

City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 0.120%, 8/1/2027, Call 12/2/2014 (3) (14)	375,000	343,523
City of Winona, 3.750%, 7/1/2021	170,000	179,534
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	105,000	111,983
3.650%, 6/1/2021, Call 12/1/2020	70,000	69,621
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2020, Call 2/1/2019	150,000	172,014
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	257,848
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	318,893
Minneapolis-St Paul Metropolitan Airports Commission, AMBAC, 5.000%, 1/1/2015	410,000	411,554
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,517,054
Minnesota Higher Education Facilities Authority:
4.000%, 10/1/2016	250,000	258,832
5.000%, 10/1/2017	250,000	273,767
5.000%, 10/1/2018	220,000	245,749
5.000%, 10/1/2019	400,000	456,140
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	790,000	840,204
4.000%, 7/1/2040, Call 1/1/2022	1,145,000	1,201,884
5.000%, 7/1/2038, Call 7/1/2018	30,000	30,079
5.500%, 7/1/2048, Call 1/1/2017 (7)	470,000	480,603
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,395,979	1,371,801
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	857,553	824,057
5.000%, 1/1/2031, Call 7/1/2021	865,000	923,344
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	290,000	305,471
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	150,000	167,364
Northfield Hospital & Skilled Nursing, 5.500%, 11/1/2015	900,000	927,369
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	138,046

		14,297,448
Mississippi - 0.8%
Mississippi Business Finance Corp., 1.100%, 12/1/2036, Call 12/1/2014 (3)	8,500,000	8,500,000
Mississippi Development Bank:
3.125%, 10/1/2023	200,000	203,634
5.000%, 10/1/2023	2,750,000	3,199,157
Mississippi Development Bank, AGM, 5.000%, 7/1/2020, Call 7/1/2017	520,000	563,092
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 6/1/2015 (7)	55,000	57,125
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	385,000	410,260

		12,933,268
Missouri - 2.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,515,560
Cass County, 5.000%, 5/1/2015	880,000	888,474
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	576,125
5.000%, 9/1/2022, Call 9/1/2019	340,000	391,428
5.000%, 9/1/2023, Call 9/1/2019	300,000	344,934
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,105,490
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	75,000	77,069
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,072,840
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	280,000	301,188
County of Boone, 5.750%, 8/1/2028, Call 8/1/2018	500,000	561,340
County of Jackson, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,090,450
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,185,555
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,313,580
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	900,434
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	630,000	677,893
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	165,000	168,892

Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	925,000	975,588
4.000%, 5/1/2027, Call 5/1/2021	905,000	960,124
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	525,880
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	879,518
Missouri State Health & Educational Facilities Authority:
3.000%, 2/15/2015	1,785,000	1,791,355
3.500%, 2/15/2017	1,430,000	1,493,549
3.750%, 2/15/2018	950,000	1,006,117
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,089,570
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	2,900,000	2,932,770
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,585,427
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,142,200
5.000%, 3/1/2031, Call 3/1/2020	750,000	854,655
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,136,880

		35,544,885
Montana - 0.2%
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,506,470
Montana State Board of Regents:
5.000%, 11/15/2022, Call 11/15/2021	200,000	234,780
5.000%, 11/15/2023, Call 11/15/2021	250,000	291,725
5.000%, 11/15/2024, Call 11/15/2021	375,000	436,804
5.000%, 11/15/2025, Call 11/15/2021	255,000	295,435

		2,765,214
Nebraska - 0.9%
Central Plains Energy Project, 5.000%, 12/1/2019 (3) (4)	4,000,000	4,644,040
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,105,990
Lincoln County Hospital Authority No. 1, 5.000%, 11/1/2032, Call 11/1/2021	2,000,000	2,187,820
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	839,730
5.000%, 1/1/2026, Call 1/1/2018	750,000	837,787
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,134,160
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022 (4)	825,000	962,511
5.000%, 5/1/2027, Call 5/1/2022 (4)	585,000	679,501
5.000%, 5/1/2028, Call 5/1/2022 (4)	550,000	635,641
5.000%, 5/1/2029, Call 5/1/2022 (4)	660,000	759,891

		13,787,071
Nevada - 1.6%
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	226,510
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,758,848
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,476,981
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,389,816
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,151,020
County of Clark, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	315,849
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	443,653
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,257,982
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,144,210
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,930,945
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	2,997,694
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	2,220,000	2,368,118
5.375%, 10/1/2039, Call 4/1/2019	715,000	754,175

		25,215,801
New Hampshire - 0.4%
New Hampshire Health & Education Facilities Authority, 0.240%, 10/1/2030, Call 12/1/2014 (3)	2,915,000	2,915,000
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	1,105,000	1,133,962
4.800%, 7/1/2028, Call 1/1/2022	1,830,000	2,005,827
6.000%, 7/1/2038, Call 1/1/2018 (7)	390,000	404,738

		6,459,527

New Jersey - 4.0%
Casino Reinvestment Development Authority:
5.000%, 11/1/2022	4,775,000	5,304,404
5.000%, 11/1/2023	1,035,000	1,150,423
City of Passaic, 4.000%, 5/1/2017	280,000	295,282
New Jersey Economic Development Authority:
0.340%, 11/1/2031, Call 12/1/2014 (3)	790,000	790,000
1.740%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,024,600
5.000%, 6/15/2015	435,000	445,601
5.000%, 6/15/2019	3,000,000	3,417,510
5.000%, 6/15/2020	1,500,000	1,721,040
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (7)	2,500,000	2,496,725
4.875%, 12/1/2024, Call 12/1/2019	9,500,000	10,236,345
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	725,000	760,402
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,075,000	3,473,458
5.000%, 1/1/2035, Call 1/1/2022	1,435,000	1,599,322
New Jersey State Turnpike Authority, NATL-RE:
0.103%, 1/1/2030, Call 12/4/2014 (3) (14)	475,000	433,846
0.103%, 1/1/2030, Call 12/5/2014 (3) (14)	1,900,000	1,735,382
0.114%, 1/1/2030, Call 12/2/2014 (3) (14)	350,000	319,675
0.175%, 1/1/2030, Call 12/5/2014 (3) (14)	500,000	456,679
New Jersey Transportation Trust Fund Authority:
1.040%, 12/15/2019, Call 6/15/2019 (3)	5,000,000	5,002,150
5.000%, 6/15/2022	500,000	570,955
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,551,421
5.250%, 12/15/2023	240,000	279,763
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,612,400
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,327,120
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,419,392
New Jersey Transportation Trust Fund Authority, BHAC:
0.000%, 12/15/2024	440,000	314,961
0.000%, 12/15/2028	110,000	63,885
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	255,000	147,025
New Jersey Transportation Trust Fund Authority, State Appropriation, 5.000%, 6/15/2017	250,000	273,633

		61,223,399
New Mexico - 1.5%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	700,483
New Mexico Finance Authority:
5.000%, 6/1/2024, Call 6/1/2018	375,000	422,936
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,694,160
5.700%, 6/1/2026, Call 6/1/2018	465,000	538,823
5.800%, 6/1/2027, Call 6/1/2018	825,000	958,493
5.875%, 6/1/2028, Call 6/1/2018	250,000	291,000
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,108,180
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,292,843	1,273,592
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (7)	455,000	467,945
5.650%, 9/1/2039, Call 3/1/2019	605,000	637,005
6.000%, 9/1/2039, Call 3/1/2019	755,000	773,852
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	965,000	976,783
5.350%, 3/1/2030, Call 9/1/2020	2,290,000	2,443,636
New Mexico Municipal Energy Acquisition Authority, 0.855%, 8/1/2019, Call 2/1/2019 (3)	10,000,000	10,065,100

		23,351,988
New York - 5.2%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	176,862
5.000%, 12/1/2024	200,000	236,786
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,290,002
City of New York, 0.200%, 8/1/2026 (3) (14)	100,000	100,000

City of New York, AGC, 0.610%, 10/1/2021, Call 12/1/2014 (3) (14)	100,000	100,000
City of Newburgh:
2.000%, 5/15/2016	565,000	573,277
2.000%, 5/15/2017	575,000	585,235
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	228,029
County of Rockland, 2.000%, 3/17/2015	3,100,000	3,113,051
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	600,000	648,516
Metropolitan Transportation Authority:
0.455%, 11/1/2017, Call 5/1/2017 (3)	2,800,000	2,803,976
0.620%, 11/1/2019, Call 5/1/2019 (3)	1,400,000	1,409,478
Metropolitan Transportation Authority, AGM:
0.312%, 11/1/2022, Call 12/26/2014 (3) (14)	425,000	408,418
0.313%, 11/1/2022, Call 12/3/2014 (3) (14)	225,000	216,220
0.708%, 5/15/2018, Call 11/15/2017 (3)	4,000,000	4,029,000
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	725,949
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.422%, 1/1/2030, Call 12/2/2014 (3) (14)	225,000	207,900
0.426%, 1/1/2030, Call 12/26/2014 (3) (14)	425,000	394,986
0.428%, 1/1/2030, Call 12/4/2014 (3) (14)	200,000	185,048
0.430%, 1/1/2030, Call 12/3/2014 (3) (14)	175,000	162,182
New York City Transitional Finance Authority, 5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,880,174
New York City Transitional Finance Authority, AGM, 0.290%, 11/1/2027, Call 12/5/2014 (3) (14)	750,000	750,000
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	435,000	471,062
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	594,700
5.000%, 6/15/2029, Call 6/15/2024	600,000	710,322
New York Liberty Development Corp., 5.000%, 10/1/2015	560,000	576,850
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	582,210
New York State Dormitory Authority:
5.000%, 12/15/2023, Call 12/15/2022	4,590,000	5,557,893
5.000%, 3/15/2027, Call 3/15/2022	16,555,000	19,390,872
5.000%, 3/15/2028, Call 3/15/2019	625,000	709,838
New York State Dormitory Authority, NATL-RE, 0.160%, 7/1/2029, Call 12/1/2014 (3) (14)	3,275,000	3,029,457
New York State Energy Research & Development Authority, NATL-RE, 0.114%, 12/1/2020, Call 12/2/2014 (3) (14)	6,450,000	6,114,142
New York State Thruway Authority, 5.000%, 3/15/2026, Call 9/15/2021	8,490,000	9,980,080
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,171,270
Niagara Tobacco Asset Securitization Corp.:
4.000%, 5/15/2016	395,000	414,007
5.000%, 5/15/2017	300,000	329,352
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022 (3) (14)	1,445,000	1,395,360
0.120%, 2/13/2032 (3) (14)	2,630,000	2,526,133
Suffolk County Judicial Facilities Agency, 5.000%, 11/1/2015	1,000,000	1,035,620
Upper Mohawk Valley Regional Water Finance Authority:
4.000%, 4/1/2020	295,000	323,730
4.000%, 4/1/2021	360,000	394,729

		80,532,716
North Carolina - 1.2%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	920,278
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	640,517
5.000%, 10/1/2022, Call 10/1/2021	500,000	593,170
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,180,060
5.000%, 10/1/2024, Call 10/1/2021	835,000	979,555
5.000%, 10/1/2026, Call 10/1/2021	440,000	509,533
County of Chatham, County Guarantee:
5.000%, 12/1/2022	200,000	242,644
5.000%, 12/1/2023	200,000	245,106
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	289,148
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,648,623
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,941,429
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2015	260,000	260,785

North Carolina Eastern Municipal Power Agency:
4.200%, 1/1/2019	1,710,000	1,892,662
6.000%, 1/1/2022	300,000	371,451
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	430,000	459,111
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	835,000	878,144
North Carolina Medical Care Commission:
4.000%, 10/1/2016	560,000	596,462
4.000%, 6/1/2020	470,000	504,982
5.000%, 6/1/2027, Call 6/1/2022	500,000	564,880
North Carolina Municipal Power Agency No. 1, 5.000%, 1/1/2030, Call 1/1/2019	400,000	450,440
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,330,552
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,866,504

		18,366,036
North Dakota - 2.1%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	666,477
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,575,676
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,914,491
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,443,818
City of Grand Forks:
4.000%, 12/1/2019	535,000	583,754
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,079,470
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	182,826
City of Williston, 2.500%, 11/1/2015, Call 12/29/2014	1,150,000	1,150,621
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	2,590,000	2,659,179
3.750%, 7/1/2034, Call 7/1/2022	950,000	981,663
4.125%, 1/1/2026, Call 1/1/2021	790,000	832,289
North Dakota Public Finance Authority:
4.000%, 6/1/2022	2,345,000	2,618,005
4.000%, 6/1/2023	2,440,000	2,736,387
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,448,880
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,270,160
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	1,485,000	1,495,157
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,455,000	1,616,054
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,725,662
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,826,613

		31,807,182
Ohio - 2.6%
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	429,792
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,633,896
5.000%, 10/1/2024, Call 10/1/2022	460,000	539,143
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,227,994
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,285,737
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,605,608
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,384,325
City of Cleveland, AGM:
5.000%, 1/1/2016	100,000	104,708
5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,111,830
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,107,830
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,066,370
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	315,144
0.000%, 12/1/2025	600,000	453,618
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,157,670
County of Franklin, 5.000%, 11/1/2023, Call 11/1/2019	300,000	345,078
County of Hamilton, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,098,523
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,310,602
County of Lorain, AMBAC:
0.316%, 10/1/2030 (3) (14)	500,000	462,866
0.316%, 10/1/2030 (3) (14)	4,350,000	4,002,570
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,090,408
County of Richland, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	279,332
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,415,882
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	811,375

Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	763,881
4.000%, 12/1/2024, Call 12/1/2019	835,000	907,787
4.000%, 12/1/2025, Call 12/1/2019	855,000	925,307
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	571,289
4.500%, 12/1/2018	885,000	987,200
New Albany Community Authority:
4.000%, 10/1/2020	590,000	655,626
5.000%, 10/1/2022	1,000,000	1,179,820
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,292,552
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,114,911
4.000%, 12/1/2021	795,000	843,280
4.000%, 12/1/2022	845,000	895,413
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,605,000	1,743,335
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,537,679
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,334,586

		40,992,967
Oklahoma - 0.8%
Blanchard Municipal Improvement Authority, BAM, 4.000%, 5/1/2039, Call 5/1/2022	315,000	319,029
Cleveland County Independent School District No. 2 Moore, 1.500%, 5/1/2015	175,000	175,941
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	200,000	204,734
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,307,360
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,900,000	2,849,047
4.000%, 9/1/2018	415,000	446,034
4.000%, 9/1/2019	740,000	801,065
4.000%, 9/1/2020	700,000	757,400
4.000%, 9/1/2021	805,000	868,587
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	715,000	726,962
3.300%, 3/1/2031, Call 3/1/2022	1,730,000	1,770,326
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	345,000	366,576
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	65,000	66,890
Pittsburg County Economic Development Authority, AMBAC, 4.000%, 12/1/2017, Call 12/1/2015	300,000	307,797

		11,967,748
Oregon - 0.8%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2015	760,000	769,834
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,148,480
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	793,990
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,208,908
0.000%, 3/1/2021	1,215,000	1,016,323
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,635,740
Clackamas County School District No. 115, NATL-RE, 0.000%, 6/15/2027, Call 6/15/2016	350,000	210,935
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	291,090
5.000%, 9/1/2022	505,000	589,885
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	221,161
3.750%, 6/1/2021, Call 6/1/2019	220,000	231,623
4.000%, 6/1/2022, Call 6/1/2019	235,000	247,645
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,456,210
State of Oregon Housing & Community Services Department, 4.750%, 7/1/2036, Call 7/1/2016 (7)	615,000	621,593

		12,443,417
Pennsylvania - 2.5%
Allegheny County Airport Authority, AGM, 5.000%, 1/1/2017	100,000	108,789
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	215,000	244,696
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	560,680

City of Philadelphia, AGM, 5.250%, 12/15/2023, Call 12/15/2018	755,000	867,321
City of Pittsburgh:
4.000%, 9/1/2016	415,000	440,195
4.000%, 9/1/2021	750,000	827,730
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	271,193
Clarion County Industrial Development Authority, 1.050%, 5/1/2016, Call 11/1/2015	3,000,000	3,001,890
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,585,517
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	391,838
5.000%, 5/1/2022	430,000	465,350
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	607,214
Montgomery County Industrial Development Authority:
5.000%, 11/15/2016	1,500,000	1,620,120
6.250%, 11/15/2029, Call 11/15/2019	715,000	821,492
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,561,019
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (3)	500,000	500,385
1.750%, 12/1/2015 (3)	1,400,000	1,417,752
5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,363,840
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	525,978
0.000%, 1/1/2021	600,000	501,270
5.000%, 1/1/2022	305,000	345,711
Pennsylvania Higher Educational Facilities Authority, AMBAC, 5.250%, 9/1/2018	100,000	114,507
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (7)	2,300,000	2,415,759
Pennsylvania Turnpike Commission:
0.000%, 12/1/2034, Call 12/1/2020 (13)	365,000	390,024
0.590%, 12/1/2016, Call 6/1/2016 (3)	1,450,000	1,455,191
0.720%, 12/1/2018, Call 6/1/2018 (3)	2,850,000	2,871,803
1.020%, 12/1/2021, Call 6/1/2021 (3)	5,000,000	5,050,300
4.000%, 12/1/2023, Call 12/1/2019	200,000	213,132
5.000%, 6/1/2021, Call 6/1/2019	715,000	809,065
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,148,433
Philadelphia Gas Works Co., 5.250%, 8/1/2019, Call 12/29/2014	400,000	401,216
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,171,920
Sayre Health Care Facilities Authority, 0.937%, 12/1/2024, Call 12/1/2017 (3)	225,000	213,109
St. Mary Hospital Authority:
5.000%, 11/15/2017, Call 12/29/2014	1,025,000	1,028,475
5.250%, 11/15/2016, Call 12/29/2014	250,000	250,905
State Public School Building Authority, SAW, 0.905%, 9/1/2018, Call 3/1/2018 (3)	1,675,000	1,678,015

		39,241,834
Puerto Rico - 0.5%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	210,000	213,366
Commonwealth of Puerto Rico, NATL-RE, 5.500%, 7/1/2015	1,940,000	1,973,135
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2015	2,800,000	2,813,972
5.000%, 4/1/2016	2,255,000	2,243,139
5.000%, 7/1/2018	150,000	159,472
5.000%, 7/1/2021	125,000	131,278
6.250%, 7/1/2026, Call 7/1/2016	225,000	233,532
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, NATL-RE, 4.250%, 10/1/2024, Call 1/13/2015	150,000	148,449
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	317,174

		8,233,517
Rhode Island - 0.8%
Rhode Island Housing & Mortgage Finance Corp.:
3.625%, 10/1/2029, Call 10/1/2021	760,000	768,535
4.000%, 10/1/2040, Call 10/1/2021	1,395,000	1,462,295
Rhode Island Student Loan Authority:
3.950%, 12/1/2017	250,000	267,793
4.000%, 12/1/2022, Call 12/1/2021 (7)	2,885,000	2,954,009
4.200%, 12/1/2018, Call 12/1/2017	600,000	642,522
4.250%, 12/1/2020, Call 12/1/2017	500,000	524,355
4.250%, 12/1/2025, Call 12/1/2021 (7)	2,205,000	2,226,278
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,049,090
4.750%, 12/1/2028, Call 12/1/2021 (7)	1,000,000	1,018,160
4.750%, 12/1/2029, Call 12/1/2021 (7)	680,000	691,125

Town of Cumberland:
4.000%, 3/15/2024	795,000	894,629
4.000%, 3/15/2026, Call 3/15/2024	460,000	506,814

		13,005,605
South Carolina - 1.1%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	847,654
5.250%, 1/1/2028, Call 1/1/2022	475,000	546,278
County of Dorchester:
5.000%, 10/1/2022	480,000	572,722
5.000%, 10/1/2026, Call 10/1/2022	400,000	466,660
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,284,940
5.000%, 11/1/2030, Call 11/1/2020	500,000	561,560
5.000%, 11/1/2031, Call 11/1/2024	360,000	414,324
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	447,793
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,072,110
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	505,638
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,163,030
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	328,080
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,996,517
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	220,000	235,585
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	645,000	689,273
South Carolina State Public Service Authority:
5.000%, 12/1/2028, Call 12/1/2024	500,000	585,330
5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,138,490
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	298,272
Spartanburg Sanitation Sewer District:
5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,716,435
5.000%, 3/1/2031, Call 3/1/2023	75,000	85,528
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	993,177
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	100,000	101,610

		17,051,006
South Dakota - 1.1%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	246,861
6.750%, 12/1/2031, Call 12/1/2019	500,000	556,670
7.000%, 12/1/2035, Call 12/1/2019	750,000	839,790
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	559,105
4.250%, 9/1/2023	740,000	820,867
4.500%, 9/1/2018	500,000	536,445
4.500%, 9/1/2020	900,000	980,631
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,169,003
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,077,923
5.000%, 11/1/2022	365,000	433,003
5.000%, 11/1/2023	625,000	745,806
5.000%, 11/1/2024	650,000	779,851
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,126,170
5.000%, 11/1/2025, Call 11/1/2024	600,000	710,688
5.000%, 11/1/2026, Call 11/1/2024	550,000	647,306
5.000%, 9/1/2027, Call 9/1/2024	1,170,000	1,315,840
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,025,129
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	529,895
3.900%, 11/1/2030, Call 11/1/2023	535,000	550,424
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,372,757

		17,024,164

Tennessee - 1.6%
Franklin Public Building Authority, 0.240%, 6/1/2037, Call 12/11/2014 (3)	7,000,000	7,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.000%, 11/1/2027, Call 11/1/2021	500,000	562,985
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	482,698
Public Building Authority of Sevier County, AMBAC, 0.114%, 6/1/2018 (3) (14)	750,000	720,869
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,185,000	6,003,711
5.250%, 9/1/2021	3,810,000	4,410,304
5.250%, 9/1/2022	250,000	291,042
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	930,000	969,730
4.000%, 7/1/2039, Call 1/1/2024	1,000,000	1,096,270
4.125%, 1/1/2025, Call 1/1/2021	910,000	969,077
4.500%, 7/1/2028, Call 1/1/2020	505,000	521,524
4.750%, 7/1/2027, Call 1/1/2017 (7)	190,000	193,682
5.000%, 7/1/2023, Call 7/1/2017 (7)	370,000	387,560
5.000%, 1/1/2027, Call 7/1/2019	535,000	560,568

		24,170,020
Texas - 5.3%
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,126,850
5.250%, 4/1/2021, Call 4/1/2020	400,000	458,836
Centerville Independent School District, PSF:
5.000%, 8/15/2027, Call 8/15/2019	330,000	380,114
5.000%, 8/15/2028, Call 8/15/2019	300,000	344,529
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	664,310
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	60,000	61,057
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,219,349
City of Houston, AMBAC:
0.000%, 9/1/2019	400,000	368,436
0.000%, 9/1/2032	200,000	94,830
City of Houston, XLCA, 0.312%, 7/1/2032 (3) (7) (14)	450,000	423,048
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	265,145
5.000%, 10/1/2027, Call 10/1/2024	240,000	280,584
City of San Antonio, 0.440%, 11/1/2017 (3)	1,600,000	1,601,232
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	643,704
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,306,903
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,180,390
County of Bowie, AGM:
4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,325,796
4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,362,550
County of El Paso, 5.000%, 2/15/2026, Call 2/15/2017	1,000,000	1,086,120
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,743,160
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	770,506
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	379,943
Dallas Independent School District, PSF, 5.000%, 8/15/2034, Call 8/15/2015	1,000,000	1,030,750
Dallas/Fort Worth International Airport:
5.000%, 11/1/2023, Call 11/1/2020	2,400,000	2,824,368
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,188,680
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,592,400
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,265,540
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,392,420
Denton Independent School District, PSF, 0.170%, 8/15/2022, Call 8/15/2016 (3) (5) (6)	3,450,000	3,450,000
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,061,470
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,128,236
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	756,701
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (13)	1,000,000	763,720
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,598,525
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,674,674

Harris County Cultural Education Facilities Finance Corp.:
0.790%, 6/1/2020 (3)	2,000,000	2,011,360
0.870%, 6/1/2021 (3)	2,400,000	2,412,936
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,799,286
Harris County Health Facilities Development Corp., AGM, 0.400%, 7/1/2031 (3) (14)	325,000	325,000
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	6,088,008
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	616,368
La Vernia Higher Education Finance Corp.:
4.375%, 8/15/2015	200,000	202,454
4.750%, 8/15/2016	180,000	184,361
5.000%, 8/15/2017	150,000	157,241
5.000%, 8/15/2018	150,000	159,560
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,234,951
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	768,339
Midland Independent School District, PSF:
5.000%, 2/15/2031, Call 2/15/2016	1,405,000	1,470,290
5.000%, 2/15/2032, Call 2/15/2016	1,050,000	1,098,279
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	515,117
3.000%, 5/15/2019	510,000	529,400
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2024	440,000	468,543
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	360,663
5.000%, 8/15/2023	250,000	291,778
5.000%, 8/15/2024	200,000	234,728
North Texas Tollway Authority:
0.840%, 1/1/2019, Call 7/1/2018 (3)	1,750,000	1,755,897
5.750%, 1/1/2038, Call 1/1/2018	3,105,000	3,444,935
6.125%, 1/1/2031, Call 1/1/2016	400,000	425,140
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,964,723
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	550,815
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2015 (3)	2,250,000	2,252,880
Red River Authority, NATL-RE, 4.450%, 6/1/2020	150,000	162,921
Sabine River Authority, MBIA, 4.950%, 3/1/2018	345,000	372,290
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2018	230,000	262,784
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	546,295
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	447,116
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,316,440
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2031, Call 12/29/2014	1,000,000	369,380
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	100,000	100,973
Upper Trinity Regional Water District, AGM:
4.000%, 8/1/2020	200,000	218,502
4.000%, 8/1/2021	170,000	184,358

		82,118,987
Utah - 1.2%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	987,173
5.000%, 4/1/2028, Call 4/1/2021	350,000	403,785
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,154,320
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	369,285
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,663,691
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,444,722
Jordan Valley Water Conservancy District:
5.000%, 10/1/2025, Call 10/1/2019	335,000	388,047
5.000%, 10/1/2026, Call 10/1/2019	350,000	404,012
5.000%, 10/1/2028, Call 10/1/2019	385,000	443,447
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,504,966
Utah Housing Corp.:
5.250%, 7/1/2028, Call 1/1/2017 (7)	505,000	517,877
5.800%, 7/1/2028, Call 1/1/2017 (7)	1,110,000	1,144,676
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,133,300
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,494,194
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,165,105
Utah Transit Authority, 1.350%, 6/15/2017, Call 12/15/2016	3,745,000	3,788,742

		19,007,342

Vermont - 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,760,000	1,906,221
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (7)	130,000	143,143
5.000%, 6/15/2020 (7)	125,000	136,990

		2,186,354
Virginia - 0.3%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	564,157
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	867,024
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,031,939
Virginia Housing Development Authority, 2.375%, 3/1/2017	280,000	289,912
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,104,560

		4,857,592
Washington - 1.2%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	163,863
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	709,830
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,101,080
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	227,932
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/29/2014	650,000	650,637
Marysville Local Improvement District:
2.050%, 6/1/2036, Call 6/1/2024	1,000,000	1,016,480
3.350%, 6/1/2036, Call 6/1/2024	350,000	355,705
4.150%, 6/1/2036, Call 6/1/2024	2,970,000	3,016,629
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,314,737
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,169,763
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	748,729
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	475,468
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (5) (6)	575,000	525,947
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,153,620
5.000%, 10/1/2030, Call 10/1/2022	750,000	857,865
Washington State Housing Finance Commission, GNMA/FNMA COLL, 3.500%, 10/1/2022, Call 4/1/2021	585,000	614,127
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (7)	750,000	766,162
3.050%, 12/1/2022 (7)	200,000	204,568
3.150%, 6/1/2023, Call 12/1/2022 (7)	330,000	338,220
3.150%, 12/1/2023, Call 12/1/2022 (7)	150,000	153,737
3.300%, 6/1/2024, Call 12/1/2022 (7)	20,000	20,582
3.450%, 6/1/2025, Call 12/1/2022 (7)	845,000	873,671
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	593,273
5.000%, 12/1/2022	510,000	581,247

		18,633,872
West Virginia - 0.4%
City of Princeton:
4.000%, 5/1/2016	715,000	744,565
5.000%, 5/1/2017	875,000	944,860
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,755,900
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,664,143
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	638,382

		6,747,850
Wisconsin - 3.7%
City of Menasha, 4.400%, 9/1/2017, Call 9/1/2015	900,000	919,845
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	115,945
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	542,375

State of Wisconsin:
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,356,020
5.000%, 11/1/2025, Call 11/1/2022	3,500,000	4,202,310
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,889,133
5.750%, 5/1/2029, Call 5/1/2019	1,155,000	1,357,264
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,667,875
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,299,777
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	607,797
5.250%, 12/15/2027	1,910,000	2,256,913
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	21,527
4.750%, 10/15/2029, Call 10/15/2021	605,000	655,003
5.000%, 4/15/2016	1,000,000	1,060,920
5.000%, 8/15/2018	1,000,000	1,131,670
5.000%, 6/1/2019	2,860,000	3,282,765
5.000%, 6/1/2019	845,000	875,344
5.000%, 7/1/2019	990,000	1,112,364
5.000%, 8/15/2019	955,000	1,100,026
5.000%, 8/15/2019	250,000	284,683
5.000%, 8/15/2020	1,060,000	1,236,691
5.000%, 8/15/2021	1,160,000	1,363,638
5.000%, 10/1/2022	750,000	892,508
5.000%, 12/15/2022, Call 12/15/2019	25,000	28,536
5.000%, 6/1/2026, Call 6/1/2020	100,000	110,381
5.000%, 8/15/2027, Call 8/15/2022	500,000	560,970
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,933,393
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,134,286
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,620,600
5.000%, 7/1/2034, Call 7/1/2024	2,500,000	2,747,325
5.125%, 4/15/2031, Call 4/15/2023	250,000	279,620
5.250%, 8/15/2018, Call 8/15/2016	500,000	533,180
5.250%, 4/1/2023, Call 4/1/2018	365,000	402,624
5.250%, 6/1/2034, Call 6/1/2020	300,000	335,247
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,896,277
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,074,375
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (7)	1,605,000	1,760,011

		56,649,218
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,104,780
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	556,730

		1,661,510

Total Municipals (identified cost $1,448,576,216)		1,505,409,052
Mutual Funds - 0.9%
BlackRock Long-Term Municipal Advantage Trust, 6.187%	101,500	1,139,845
BlackRock Muni Intermediate Duration Fund, Inc. 5.727%	90,000	1,281,600
BlackRock Municipal Bond Trust, 6.200%	73,400	1,156,050
BlackRock Municipal Income Quality Trust, 6.151%	87,800	1,221,298
BlackRock Municipal Income Trust, 6.478%	87,000	1,200,600
BlackRock MuniHoldings Quality Fund, Inc., 6.090%	80,000	1,057,600
BlackRock MuniYield Quality Fund, Inc., 6.234%	85,000	1,301,350
BMO Ultra Short Tax-Free Fund, 0.680% (10)	495,767	5,002,291
Eaton Vance Municipal Income Term Trust, 4.854%	42,000	730,380

Total Mutual Funds (identified cost $13,624,272)		14,091,014

Short-Term Investments - 2.2%

Mutual Funds - 2.1%
BMO Tax-Free Money Market Fund, Class I, 0.010% (10)	32,069,554	32,069,554

Short-Term Municipals - 0.1%

Michigan - 0.0%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	$1,000,000	1,005,850

Wisconsin - 0.1%
New London School District, 1.000%, 6/30/2015	1,500,000	1,503,030

Total Short-Term Municipals		2,508,880

Total Short-Term Investments (identified cost $34,572,589)		34,578,434

Total Investments - 100.2% (identified cost $1,496,773,077)		1,554,078,500
Other Assets and Liabilities - (0.2)%		(3,576,269)

Total Net Assets - 100.0%		$1,550,502,231

Mortgage Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.3%

Federal Home Loan Mortgage Corporation - 0.3%
0.415%, 8/25/2031, (Series T-32) (3)	$369,234	$361,126

Total Asset-Backed Securities (identified cost $369,234)		361,126

Collateralized Mortgage Obligations - 17.9%

Federal Home Loan Mortgage Corporation - 4.6%
0.455%, 5/15/2041, (Series 4091) (3)	5,917,708	5,929,963
5.000%, 5/15/2033, (Series 2791)	93,319	95,628

		6,025,591
Federal National Mortgage Association - 0.8%
0.555%, 4/25/2034, (Series 2004-25) (3)	435,252	439,908
4.000%, 10/25/2032, (Series 2003-28)	15,304	15,511
4.000%, 3/25/2041, (Series 2012-21)	589,744	629,553

		1,084,972
Government National Mortgage Association - 0.8%
4.500%, 8/20/2028, (Series 2009-116)	965,000	1,039,331
Private Sponsor - 11.7%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,442,018	1,476,676
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	805,850	836,601
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.836%, 7/25/2037 (3)	1,003,735	919,153
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	1,314,062	1,379,650
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	272,937	270,686
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, (Series 2014-DN1), 2.355%, 2/25/2024 (3)	2,000,000	1,968,420
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	346,294	345,868
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.465%, 11/25/2034 (3)	1,538,611	1,576,701
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	1,281,809	1,219,478
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	933,108	925,989
Class A1, (Series 2006-AR19), 5.463%, 12/25/2036 (3)	1,561,258	1,529,512
Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,578,830	1,577,090
Class A8, (Series 2007-11), 6.000%, 8/25/2037	1,212,242	1,199,031

		15,224,855

Total Collateralized Mortgage Obligations (identified cost $23,205,832)		23,374,749

Commercial Mortgage Securities - 10.9%

Private Sponsor - 10.9%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,000,000	1,019,193
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (3)	1,000,000	1,045,288
FREMF Mortgage Trust:
Class B, (Series 2012-K19), 4.176%, 5/25/2045 (3) (5) (6)	2,000,000	2,084,194
Class B, (Series 2014-K37), 4.713%, 1/25/2047 (3) (5) (6)	2,000,000	2,138,200
Class C, (Series 2012-K21), 4.072%, 7/25/2045 (3) (5) (6)	1,500,000	1,486,093
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (3)	2,000,000	2,129,100
Morgan Stanley Bank of America Merrill Lynch Trust, Class B, (Series 2013-C13), 4.907%, 11/15/2046 (3)	2,000,000	2,185,632
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (3) (5) (6)	2,000,000	2,049,760

Total Commercial Mortgage Securities (identified cost $13,895,652)		14,137,460

U.S. Government Agency-Mortgage Securities - 69.3%

Federal Home Loan Mortgage Corporation - 18.7%
3.000%, 2/1/2029	2,780,301	2,900,635
3.500%, 4/1/2042	122,384	127,735
3.500%, 7/1/2044	1,478,172	1,539,750
3.500%, 9/1/2044	4,956,231	5,162,698
4.000%, 10/1/2031 (2)	2,791,297	3,007,196
4.000%, 12/1/2040	691,267	739,681
4.000%, 2/1/2044	3,824,133	4,110,969
4.500%, 9/1/2031	803,174	878,154
4.500%, 7/1/2040	57,401	62,939
4.500%, 11/1/2040	1,478,932	1,618,005
4.500%, 2/1/2041 (2)	2,034,502	2,212,851
5.000%, 12/1/2022	312,911	336,314
5.000%, 1/1/2040	494,023	552,154
5.500%, 11/1/2018	303,268	322,369
5.500%, 10/1/2021	328,489	359,661
5.500%, 7/1/2035	78,769	88,756
6.000%, 12/1/2036	73,294	83,047
6.000%, 12/1/2037	50,063	57,050
6.500%, 9/1/2016	13,805	14,236
7.500%, 4/1/2024	65,731	75,937
7.500%, 4/1/2027	34,609	41,682
8.000%, 8/1/2030	36,954	41,316
8.500%, 9/1/2024	32,537	37,172
9.000%, 6/1/2019	21,254	22,608
9.500%, 2/1/2025	18,024	18,306

		24,411,221
Federal National Mortgage Association - 48.1%
3.000%, 8/1/2032	332,582	344,168
3.000%, 5/1/2043	2,753,735	2,787,407
3.000%, 5/1/2043	2,816,391	2,850,830
3.000%, 5/1/2043 (2)	6,936,126	7,021,204
3.000%, 8/1/2043	3,807,275	3,853,830
3.500%, 7/1/2032	736,130	779,800
3.500%, 10/1/2042	3,348,849	3,495,964
3.500%, 5/1/2043 (2)	3,608,072	3,778,767
3.500%, 9/1/2043	2,844,914	2,979,512
3.500%, 10/1/2043	1,412,448	1,474,413
4.000%, 11/1/2031	1,456,489	1,571,945
4.000%, 2/1/2041 (2)	2,391,054	2,558,060
4.000%, 3/1/2041	442,120	474,500
4.000%, 11/1/2041	1,343,311	1,436,364
4.000%, 9/1/2043	1,850,150	1,987,853
4.000%, 5/1/2044	3,868,706	4,136,695
4.500%, 12/1/2040	1,892,848	2,062,839
4.500%, 4/1/2041	6,641,298	7,238,630
4.500%, 6/1/2042	1,729,369	1,898,259
5.000%, 5/1/2018	312,436	329,548
5.000%, 5/1/2042 (2)	1,879,549	2,085,330
5.500%, 1/1/2023	288,574	322,747
5.500%, 10/1/2024	441,973	494,355
5.500%, 2/1/2036	363,633	408,626
5.500%, 7/1/2036	716,561	805,550
5.500%, 8/1/2037 (2)	1,259,025	1,411,440
6.000%, 10/1/2016	40,082	41,351
6.000%, 9/1/2021	412,138	447,956
6.000%, 5/1/2039	1,252,811	1,430,210
6.500%, 9/1/2016	58,894	60,622
6.500%, 9/1/2016	28,122	28,995
6.500%, 8/1/2030	679,794	774,137
6.500%, 12/1/2031	38,773	45,094

6.500%, 11/1/2037	180,363	200,822
7.000%, 3/1/2029	79,254	88,774
7.000%, 7/1/2029	251,473	300,415
7.000%, 2/1/2030	174,996	203,455
7.500%, 10/1/2030	36,370	41,968
8.000%, 10/1/2028	320,686	373,510
8.000%, 4/1/2030	62,853	74,489

		62,700,434
Government National Mortgage Association - 2.5%
5.000%, 4/15/2034	472,277	524,527
5.500%, 9/15/2033	1,080,532	1,219,826
6.000%, 12/20/2033	1,185,975	1,369,682
7.000%, 8/15/2031	55,184	61,373
9.500%, 10/15/2024	16,969	18,493

		3,193,901

Total U.S. Government Agency-Mortgage Securities (identified cost $87,641,797)		90,305,556

Short-Term Investments - 18.5%

Collateral Pool Investments for Securities on Loan - 17.0%
Collateral pool allocation (12)		22,214,289
Mutual Funds - 1.5%
BMO Government Money Market Fund, Class I, 0.010% (10)	1,923,127	1,923,127

Total Short-Term Investments (identified cost $24,137,416)		24,137,416

Total Investments - 116.9% (identified cost $149,249,931)		152,316,307
Other Assets and Liabilities - (16.9)%		(21,970,472)

Total Net Assets - 100.0%		$130,345,835

TCH Intermediate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 8.7%

Automobiles - 1.0%
Hyundai Auto Receivables Trust, Class A4, (Series 2011-B), 1.650%, 2/15/2017	$394,021	$394,591
Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2011-1), 1.980%, 9/20/2017	1,019,326	1,020,308

		1,414,899
Credit Cards - 3.0%
Citibank Credit Card Issuance Trust:
Class A7, (Series 2003-A7), 4.150%, 7/7/2017	3,000,000	3,067,620
Class A8, (Series 2004-A8), 4.900%, 12/12/2016	1,150,000	1,151,721

		4,219,341
Other Financial - 4.7%
Ally Master Owner Trust:
Class A, (Series 2010-2), 4.250%, 4/15/2017 (5) (6)	2,500,000	2,534,777
Class A, (Series 2010-4), 1.225%, 8/15/2017 (3)	2,000,000	2,010,348
Class A1, (Series 2012-1), 0.955%, 2/15/2017 (3)	2,250,000	2,252,237

		6,797,362

Total Asset-Backed Securities (identified cost $12,519,561)		12,431,602

Commercial Mortgage Securities - 1.9%

Private Sponsor - 1.9%
Wachovia Bank Commercial Mortgage Trust, Class A7, (Series 2005-C20), 5.118%, 7/15/2042 (3)	2,661,665	2,701,661

Total Commercial Mortgage Securities (identified cost $2,734,159)		2,701,661

Corporate Bonds & Notes - 58.8%

Banks - 12.9%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (5) (6)	1,300,000	1,342,956
Banco Santander Chile, 1.130%, 4/11/2017 (3) (5) (6)	1,000,000	995,940
Bank of America Corp., 0.490%, 10/14/2016 (3)	1,000,000	996,983
Barclays Bank PLC, 0.812%, 2/17/2017 (3)	1,500,000	1,505,103
Goldman Sachs Group, Inc.:
1.433%, 4/30/2018 (3)	2,000,000	2,031,946
4.000%, 3/3/2024 (2)	1,000,000	1,037,672
HSBC Holdings PLC, 4.250%, 3/14/2024 (2)	1,000,000	1,041,149
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	1,000,000	1,124,687
Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (2) (5) (6)	2,000,000	1,996,658
Morgan Stanley:
0.711%, 10/15/2015 (2) (3)	1,000,000	1,002,863
4.100%, 5/22/2023	1,000,000	1,020,291
5.000%, 11/24/2025	1,250,000	1,344,175
Standard Chartered PLC, 5.200%, 1/26/2024 (2) (5) (6)	1,000,000	1,065,954
Wachovia Corp., 0.601%, 10/15/2016 (3)	500,000	499,252
Westpac Banking Corp., 0.562%, 5/19/2017 (3)	1,500,000	1,502,367

		18,507,996
Chemicals - 1.1%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (2) (5) (6)	1,600,000	1,656,000
Commercial Services - 1.4%
ADT Corp., 4.125%, 4/15/2019 (2)	2,000,000	1,997,250
Diversified Financial Services - 5.5%
American Express Credit Corp., 0.504%, 6/5/2017 (3)	2,000,000	1,998,756

Ford Motor Credit Co. LLC, 1.162%, 11/4/2019 (3)	2,000,000	2,003,326
General Motors Financial Co., Inc., 4.375%, 9/25/2021	800,000	830,000
HSBC Finance Corp., 5.000%, 6/30/2015	1,000,000	1,024,874
Jefferies Group LLC, 5.125%, 1/20/2023 (2)	1,000,000	1,076,033
Nomura Holdings, Inc., 1.684%, 9/13/2016 (3)	1,000,000	1,017,400

		7,950,389
Electric - 0.7%
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,018,142
Environmental Control - 1.4%
Waste Management, Inc., 6.375%, 3/11/2015	2,000,000	2,031,468
Food - 2.8%
Delhaize Group SA, 4.125%, 4/10/2019 (2)	1,000,000	1,059,957
H.J. Heinz Co., 4.250%, 10/15/2020 (2)	1,500,000	1,522,650
Kroger Co., 0.758%, 10/17/2016 (3)	1,400,000	1,400,393

		3,983,000
Healthcare-Services - 1.1%
Quest Diagnostics, Inc., 4.250%, 4/1/2024 (2)	1,500,000	1,550,546
Holding Companies-Diversified - 1.3%
Leucadia National Corp., 5.500%, 10/18/2023	1,800,000	1,904,245
Insurance - 1.5%
Principal Life Global Funding II, 0.606%, 5/27/2016 (3) (5) (6)	1,000,000	1,003,178
Prudential Financial, Inc., 3.875%, 1/14/2015 (2)	1,100,000	1,104,453

		2,107,631

Internet - 0.9%
Expedia, Inc., 5.950%, 8/15/2020	1,100,000	1,240,735
Iron/Steel - 2.6%
Allegheny Technologies, Inc., 6.125%, 8/15/2023 (2)	1,000,000	1,000,305
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (2) (5) (6)	1,750,000	1,793,750
Reliance Steel & Aluminum Co., 4.500%, 4/15/2023 (2)	1,000,000	1,006,843

		3,800,898

Machinery-Diversified - 0.7%
Xylem, Inc., 3.550%, 9/20/2016	1,000,000	1,044,142
Mining - 3.1%
Barrick Gold Corp., 4.100%, 5/1/2023 (2)	1,000,000	979,840
BHP Billiton Finance USA, Ltd., 0.483%, 9/30/2016 (3)	1,700,000	1,700,173
Freeport-McMoRan, Inc.:
3.100%, 3/15/2020 (2)	1,000,000	996,755
3.550%, 3/1/2022	750,000	732,208

		4,408,976
Miscellaneous Manufacturing - 0.9%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,282,813
Oil & Gas - 3.3%
Ensco PLC, 4.500%, 10/1/2024 (2)	1,000,000	1,005,568
KazMunayGas National Co. JSC, 4.875%, 5/7/2025 (5) (6)	1,000,000	975,000
Petrobras International Finance Co., 5.750%, 1/20/2020 (2)	1,000,000	1,027,480
Petroleos Mexicanos, 4.250%, 1/15/2025 (5) (6)	750,000	760,500
Transocean, Inc., 6.500%, 11/15/2020 (2)	1,000,000	990,746

		4,759,294
Packaging & Containers - 0.8%
Ball Corp., 5.000%, 3/15/2022 (2)	1,100,000	1,144,000
Pharmaceuticals - 2.9%
Actavis Inc., 3.250%, 10/1/2022	1,200,000	1,174,037
Merck & Co., Inc., 0.422%, 5/18/2016 (3)	1,500,000	1,503,393
Pfizer, Inc., 5.350%, 3/15/2015	1,400,000	1,418,791

		4,096,221
Pipelines - 5.0%
El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/1/2024 (2)	1,000,000	1,004,740
Energy Transfer Partners LP, 4.150%, 10/1/2020	2,000,000	2,094,850

Kinder Morgan Energy Partners LP, 4.150%, 2/1/2024	1,300,000	1,309,558
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/2023	1,000,000	984,735
Williams Cos., Inc., 4.550%, 6/24/2024	1,750,000	1,734,073

		7,127,956
Real Estate Investment Trusts - 3.3%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,331,011
Hospitality Properties Trust, 4.650%, 3/15/2024	600,000	620,139
Senior Housing Properties Trust:
4.750%, 5/1/2024	1,000,000	1,030,195
6.750%, 4/15/2020	1,500,000	1,720,013

		4,701,358
Telecommunications - 3.8%
CenturyLink, Inc., 5.625%, 4/1/2020	1,000,000	1,058,750
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	1,500,000	1,545,310
Frontier Communications Corp., 7.125%, 1/15/2023 (2)	1,000,000	1,050,000
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (5) (6)	1,000,000	1,063,750
Motorola Solutions, Inc., 4.000%, 9/1/2024 (2)	750,000	749,127

		5,466,937
Transportation - 1.8%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (5) (6)	1,000,000	1,075,099
Kansas City Southern de Mexico SA de C.V., 0.933%, 10/28/2016 (3)	1,500,000	1,501,276

		2,576,375

Total Corporate Bonds & Notes (identified cost $83,084,506)		84,356,372

U.S. Government & U.S. Government Agency Obligations - 9.5%

U.S. Treasury Bonds & Notes - 9.5%
1.625%, 1/15/2018 (2)	5,112,810	5,427,565
2.000%, 4/30/2016 (2)	5,000,000	5,124,610
4.250%, 8/15/2015 (2)	3,000,000	3,088,125

Total U.S. Government & U.S. Government Agency Obligations (identified cost $13,646,508)		13,640,300

U.S. Government Agency-Mortgage Securities - 15.5%

Federal Home Loan Mortgage Corporation - 8.3%
3.500%, 10/1/2043	3,735,477	3,891,090
3.500%, 2/1/2044 (2)	3,823,034	3,982,293
4.000%, 4/1/2044 (2)	3,776,980	4,033,535

		11,906,918
Federal National Mortgage Association - 7.2%
3.000%, 5/1/2043	1,822,417	1,844,701
3.000%, 9/1/2044 (2)	2,988,050	3,024,588
3.500%, 9/1/2034 (2)	4,934,697	5,203,677
5.500%, 8/1/2037 (2)	222,181	249,078

		10,322,044

Total U.S. Government Agency-Mortgage Securities (identified cost $21,743,424)		22,228,962

Short-Term Investments - 41.2%

Collateral Pool Investments for Securities on Loan - 35.8%
Collateral pool allocation (12)		51,216,642
Mutual Funds - 5.4%
BMO Prime Money Market Fund, Class I, 0.010% (10)	7,776,503	7,776,503

Total Short-Term Investments (identified cost $58,993,145)		58,993,145

Total Investments - 135.6% (identified cost $192,721,303)	194,352,042
Other Assets and Liabilities - (35.6)%	(51,041,932)

Total Net Assets - 100.0%	$143,310,110

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.6%

Automobiles - 2.6%
Ally Auto Receivables Trust:
Class A4, (Series 2011-1), 2.230%, 3/15/2016	$260,084	$260,302
Class A4, (Series 2011-2), 1.980%, 4/15/2016	346,282	346,852
AmeriCredit Automobile Receivables Trust, Class A3, (Series 2010-B), 2.490%, 11/6/2017	1,557,342	1,560,314
Harley-Davidson Motorcycle Trust, Class A4, (Series 2011-1), 1.310%, 3/15/2017	1,874,331	1,878,543
Hyundai Auto Receivables Trust, Class A4, (Series 2010-B), 1.630%, 3/15/2017	1,635,314	1,641,225
Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2011-1), 1.980%, 9/20/2017	867,512	868,347

Total Asset-Backed Securities (identified cost $6,566,622)		6,555,583

Corporate Bonds & Notes - 85.0%

Advertising - 0.8%
Omnicom Group, Inc., 3.650%, 11/1/2024	2,000,000	2,013,182
Agriculture - 0.3%
Altria Group, Inc., 10.200%, 2/6/2039	97,000	168,039
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	310,732
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	294,055

		772,826
Auto Manufacturers - 2.1%
Daimler Finance North America LLC, 0.912%, 8/1/2016 (3) (5) (6)	2,500,000	2,518,952
General Motors Co., 5.200%, 4/1/2045	1,000,000	1,030,400
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (5) (6)	1,000,000	1,027,500
5.625%, 2/1/2023 (5) (6)	450,000	475,312
Nissan Motor Acceptance Corp., 0.935%, 9/26/2016 (3) (5) (6)	250,000	251,645

		5,303,809

Banks - 15.1%
ABN AMRO Bank NV, 1.033%, 10/28/2016 (3) (5) (6)	750,000	756,289
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	800,000	812,800
Banco Santander Chile, 1.130%, 4/11/2017 (3) (5) (6)	1,000,000	995,940
BanColombia SA, 6.125%, 7/26/2020 (2)	500,000	546,250
Bank of America Corp.:
1.053%, 3/22/2016 (3)	1,500,000	1,507,714
1.105%, 4/1/2019 (2) (3)	1,000,000	1,003,166
1.271%, 1/15/2019 (2) (3)	2,000,000	2,026,224
BBVA Banco Continental SA, 5.250%, 9/22/2029 (2) (3) (5) (6)	1,000,000	1,023,000
Citigroup, Inc.:
0.502%, 6/9/2016 (3)	1,000,000	992,865
0.774%, 3/10/2017 (3)	750,000	749,075
Credit Suisse, 0.535%, 3/11/2016 (3)	1,750,000	1,749,221
Deutsche Bank AG/London, 0.706%, 5/30/2017 (3)	1,000,000	999,630
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,194,866
Goldman Sachs Group, Inc.:
1.332%, 11/15/2018 (3)	1,000,000	1,013,358
1.433%, 4/30/2018 (3)	1,500,000	1,523,959
6.750%, 10/1/2037 (2)	1,000,000	1,240,717
7.500%, 2/15/2019	300,000	359,880
HSBC USA, Inc., 0.533%, 6/23/2017 (3)	1,500,000	1,501,648
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	500,000	562,344
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (5) (6)	1,400,000	1,430,100

JPMorgan Chase & Co.:
1.283%, 3/20/2015 (3)	1,500,000	1,503,907
4.625%, 5/10/2021	300,000	331,805
5.150%, 10/1/2015	1,150,000	1,191,198
Morgan Stanley:
5.500%, 1/26/2020	1,000,000	1,135,141
5.500%, 7/28/2021 (2)	1,000,000	1,148,498
6.000%, 4/28/2015	500,000	511,156
National City Bank:
0.584%, 12/15/2016 (3)	550,000	547,739
0.603%, 6/7/2017 (3)	2,000,000	1,991,320
PNC Funding Corp., 4.250%, 9/21/2015	1,365,000	1,404,939
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (5) (6)	1,000,000	1,026,480
Turkiye Is Bankasi, 7.850%, 12/10/2023 (2) (5) (6)	250,000	284,885
Wachovia Corp., 0.573%, 10/28/2015 (3)	750,000	750,623
Wells Fargo & Co.:
0.433%, 10/28/2015 (3)	1,500,000	1,501,441
1.155%, 6/26/2015 (3)	1,000,000	1,004,972
4.650%, 11/4/2044 (2)	1,000,000	1,020,573
Wells Fargo Bank NA, 4.875%, 2/1/2015	750,000	755,454

		38,099,177

Beverages - 0.4%
PepsiCo, Inc., 0.444%, 2/26/2016 (3)	1,000,000	1,001,224
Biotechnology - 0.4%
Amgen, Inc., 0.613%, 5/22/2017 (3)	1,000,000	1,001,582
Chemicals - 1.7%
Braskem America Finance Co., 7.125%, 7/22/2041 (5) (6)	1,000,000	1,005,000
Braskem Finance, Ltd., 5.750%, 4/15/2021 (2) (5) (6)	500,000	517,500
Dow Chemical Co., 8.550%, 5/15/2019	250,000	315,285
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5) (6)	1,500,000	1,616,250
OCP SA, 6.875%, 4/25/2044 (5) (6)	800,000	886,160

		4,340,195

Commercial Services - 1.7%
ADT Corp.:
3.500%, 7/15/2022 (2)	1,000,000	877,500
4.125%, 4/15/2019 (2)	500,000	499,312
4.125%, 6/15/2023 (2)	500,000	455,000
4.875%, 7/15/2042	1,000,000	831,250
McGraw-Hill Financial, Inc., 6.550%, 11/15/2037	1,400,000	1,552,459

		4,215,521

Computers - 1.8%
Hewlett-Packard Co., 1.170%, 1/14/2019 (3)	2,000,000	1,985,230
Seagate HDD Cayman, 5.750%, 12/1/2034 (4) (5) (6)	2,500,000	2,612,820

		4,598,050

Diversified Financial Services - 7.0%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (5) (6)	2,000,000	2,027,500
Blackstone Holdings Finance Co. LLC:
6.250%, 8/15/2042 (2) (5) (6)	250,000	310,397
6.625%, 8/15/2019 (5) (6)	350,000	415,740
Ford Motor Credit Co. LLC:
1.162%, 11/4/2019 (3)	1,500,000	1,502,494
1.482%, 5/9/2016 (3)	1,000,000	1,011,554
General Electric Capital Corp.:
0.609%, 7/10/2015 (3)	2,000,000	2,004,472
1.102%, 5/9/2016 (3)	700,000	707,493
4.875%, 3/4/2015	1,000,000	1,011,397
General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,000,000	2,075,000
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	100,000	100,178
Jefferies Group, LLC, 6.500%, 1/20/2043	2,000,000	2,242,948
Legg Mason, Inc., 5.625%, 1/15/2044 (2)	750,000	855,016
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	500,000	556,366
Navient LLC, 7.250%, 1/25/2022	1,250,000	1,375,000
Nomura Holdings, Inc., 1.684%, 9/13/2016 (3)	1,500,000	1,526,100

		17,721,655

Electric - 1.2%
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,030,270
Georgia Power Co., 0.554%, 3/15/2016 (3)	500,000	500,104
State Grid Overseas Investment 2014, Ltd., 4.125%, 5/7/2024 (5) (6)	1,500,000	1,588,459

		3,118,833
Environmental Control - 0.1%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	302,506
Food - 3.4%
ConAgra Foods, Inc., 0.601%, 7/21/2016 (3)	2,000,000	2,000,472
General Mills, Inc., 5.200%, 3/17/2015	1,300,000	1,317,767
HJ Heinz Finance Co., 7.125%, 8/1/2039 (5) (6)	1,000,000	1,107,500
Kroger Co., 0.758%, 10/17/2016 (3)	2,500,000	2,500,702
Nabisco, Inc., 7.550%, 6/15/2015	1,500,000	1,555,688

		8,482,129
Forest Products & Paper - 0.1%
International Paper Co., 8.700%, 6/15/2038	250,000	372,806
Healthcare-Products - 0.8%
Hospira, Inc., 5.800%, 8/12/2023	1,000,000	1,123,277
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	850,000	809,625

		1,932,902
Healthcare-Services - 0.5%
Humana, Inc., 8.150%, 6/15/2038	850,000	1,219,246
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (2)	150,000	168,444

		1,387,690
Holding Companies-Diversified - 1.1%
Alfa SAB de C.V., 6.875%, 3/25/2044 (2) (5) (6)	1,000,000	1,115,000
Leucadia National Corp.:
5.500%, 10/18/2023	1,000,000	1,057,914
6.625%, 10/23/2043	500,000	527,060

		2,699,974
Insurance - 2.3%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	324,664
MetLife, Inc., 5.000%, 6/15/2015	2,500,000	2,558,712
Primerica, Inc., 4.750%, 7/15/2022	500,000	546,039
Prudential Financial, Inc., 4.750%, 6/13/2015	1,250,000	1,276,903
Voya Financial, Inc., 5.500%, 7/15/2022	1,000,000	1,131,326

		5,837,644
Internet - 1.5%
eBay, Inc., 4.000%, 7/15/2042	2,750,000	2,379,828
Expedia, Inc., 5.950%, 8/15/2020	650,000	733,162
Netflix, Inc., 5.750%, 3/1/2024 (2) (5) (6)	750,000	781,875

		3,894,865
Iron/Steel - 3.1%
Allegheny Technologies, Inc., 6.125%, 8/15/2023	1,000,000	1,000,305
ArcelorMittal:
6.000%, 3/1/2021 (2)	500,000	527,500
7.500%, 10/15/2039	1,000,000	1,040,000
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (2) (5) (6)	3,000,000	3,067,500
Samarco Mineracao SA, 5.750%, 10/24/2023 (5) (6)	1,000,000	1,001,250
Vale Overseas, Ltd., 6.875%, 11/21/2036	1,000,000	1,096,428

		7,732,983
Lodging - 0.4%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,139,129
Media - 2.7%
Comcast Corp., 5.850%, 11/15/2015	2,000,000	2,100,234
NBCUniversal Enterprise, Inc., 0.768%, 4/15/2016 (3) (5) (6)	1,000,000	1,003,869
Time Warner Cable, Inc., 6.750%, 6/15/2039	1,000,000	1,290,766
Walt Disney Co., 0.546%, 5/30/2019 (2) (3)	2,500,000	2,500,555

		6,895,424

Mining - 2.2%
Barrick North America Finance LLC, 5.750%, 5/1/2043 (2)	1,000,000	1,010,655
Corp Nacional del Cobre de Chile, 4.875%, 11/4/2044 (2) (5) (6)	1,000,000	1,010,921
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (5) (6)	1,000,000	1,146,395
Southern Copper Corp., 7.500%, 7/27/2035	1,250,000	1,454,687
Teck Resources, Ltd., 6.250%, 7/15/2041	1,000,000	1,000,735

		5,623,393
Miscellaneous Manufacturing - 1.6%
Trinity Industries, Inc., 4.550%, 10/1/2024	2,000,000	1,973,558
Tyco Electronics Group SA, 0.433%, 1/29/2016 (3)	2,000,000	2,000,768

		3,974,326
Oil & Gas - 7.1%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (2)	500,000	543,750
Ecopetrol SA, 7.375%, 9/18/2043	1,000,000	1,180,000
Ensco PLC, 5.750%, 10/1/2044 (2)	2,000,000	2,092,730
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (5) (6)	2,000,000	1,880,000
Nabors Industries, Inc., 4.625%, 9/15/2021	1,000,000	1,035,026
Nexen Energy ULC, 5.875%, 3/10/2035	1,000,000	1,170,676
Petrobras Global Finance BV, 4.375%, 5/20/2023 (2)	1,000,000	926,060
Petrobras International Finance Co. SA, 5.375%, 1/27/2021 (2)	1,000,000	1,000,680
Petroleos Mexicanos, 4.250%, 1/15/2025 (5) (6)	2,000,000	2,028,000
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,164,173
Rowan Cos., Inc., 5.400%, 12/1/2042	1,000,000	932,714
Transocean, Inc.:
6.375%, 12/15/2021 (2)	1,500,000	1,496,283
7.350%, 12/15/2041	1,000,000	987,962
7.500%, 4/15/2031	250,000	246,644
Valero Energy Corp., 6.625%, 6/15/2037 (2)	1,000,000	1,220,700

		17,905,398
Oil & Gas Services - 0.2%
Weatherford International, Ltd.:
9.625%, 3/1/2019	250,000	312,728
9.875%, 3/1/2039 (2)	100,000	142,947

		455,675
Packaging & Containers - 1.1%
Ball Corp.:
4.000%, 11/15/2023 (2)	500,000	482,500
5.000%, 3/15/2022 (2)	2,000,000	2,080,000
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	296,582

		2,859,082
Pharmaceuticals - 4.4%
Actavis Funding SCS, 4.850%, 6/15/2044	2,500,000	2,486,880
Bayer U.S. Finance LLC, 0.482%, 10/7/2016 (3) (5) (6)	2,000,000	2,001,642
Endo Finance LLC, 7.000%, 7/15/2019 (5) (6)	1,500,000	1,576,875
Forest Laboratories, Inc., 4.375%, 2/1/2019 (5) (6)	900,000	958,324
Merck Sharp & Dohme Corp., 4.750%, 3/1/2015	2,500,000	2,527,602
Pfizer, Inc., 5.350%, 3/15/2015	1,500,000	1,520,133

		11,071,456
Pipelines - 4.2%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	250,000	298,818
Energy Transfer Partners LP:
6.500%, 2/1/2042	1,500,000	1,716,777
9.000%, 4/15/2019	250,000	315,168
Enterprise Products Operating LLC, 4.850%, 3/15/2044 (2)	2,000,000	2,097,718
Kinder Morgan, Inc., 5.300%, 12/1/2034	3,000,000	3,066,207
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/2045	1,500,000	1,551,672
Williams Cos., Inc., 4.550%, 6/24/2024	1,500,000	1,486,348

		10,532,708
Real Estate Investment Trusts - 2.3%
Duke Realty LP, 7.375%, 2/15/2015	950,000	962,060
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,064,809
5.750%, 8/15/2022	1,500,000	1,661,308

Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	513,657
4.500%, 3/15/2025	1,500,000	1,507,889

		5,709,723
Retail - 3.2%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (2)	2,500,000	2,549,720
Best Buy Co., Inc., 5.000%, 8/1/2018 (2)	750,000	781,406
Kohl’s Corp., 6.875%, 12/15/2037	150,000	187,170
L Brands, Inc.:
6.950%, 3/1/2033	500,000	517,500
7.600%, 7/15/2037	1,250,000	1,368,750
QVC, Inc., 5.125%, 7/2/2022	250,000	263,730
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	301,182
Walgreens Boots Alliance, Inc., 0.682%, 5/18/2016 (3)	2,000,000	2,002,736

		7,972,194
Semiconductors - 0.8%
Micron Technology, Inc., 5.500%, 2/1/2025 (5) (6)	2,000,000	2,015,000
Sovereign - 0.5%
Costa Rica Government International Bond, 4.375%, 4/30/2025 (5) (6)	1,000,000	931,250
Republic of Armenia, 6.000%, 9/30/2020 (5) (6)	250,000	257,500

		1,188,750
Telecommunications - 8.2%
AT&T, Inc.:
0.618%, 2/12/2016 (3)	1,500,000	1,503,201
1.146%, 11/27/2018 (3)	1,235,000	1,256,556
CenturyLink, Inc.:
7.600%, 9/15/2039	1,400,000	1,407,000
7.650%, 3/15/2042	2,000,000	2,020,000
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	806,400
Frontier Communications Corp.:
8.125%, 10/1/2018	750,000	847,500
9.000%, 8/15/2031	500,000	541,250
Motorola Solutions, Inc., 5.500%, 9/1/2044	2,500,000	2,561,400
Telecom Italia Capital SA:
6.375%, 11/15/2033	1,500,000	1,537,500
7.200%, 7/18/2036	1,500,000	1,631,250
Telefonica Europe BV, 8.250%, 9/15/2030	1,250,000	1,726,115
Verizon Communications, Inc.:
3.500%, 11/1/2024 (2)	1,500,000	1,502,614
6.400%, 9/15/2033	2,000,000	2,480,062
Windstream Corp., 7.500%, 6/1/2022 (2)	750,000	773,438

		20,594,286
Transportation - 0.5%
CSX Corp., 6.250%, 4/1/2015	340,000	346,440
FedEx Corp., 8.000%, 1/15/2019	250,000	307,686
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	540,750

		1,194,876
Venture Capital - 0.2%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (2) (5) (6)	500,000	560,388

Total Corporate Bonds & Notes (identified cost $205,068,951)		214,521,361

Municipals - 0.2%

California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	600,595

Total Municipals (identified cost $500,000)		600,595

U.S. Government & U.S. Government Agency Obligations - 4.2%

U.S. Treasury Bonds & Notes - 4.2%
2.750%, 2/15/2019 (2)	2,000,000	2,115,624
3.000%, 8/31/2016 (2)	4,000,000	4,182,188
3.250%, 5/31/2016 (2)	4,000,000	4,178,752

Total U.S. Government & U.S. Government Agency Obligations (identified cost $10,428,275)		10,476,564

Short-Term Investments - 26.2%

Collateral Pool Investments for Securities on Loan - 16.2%
Collateral pool allocation (12)		40,854,710
Mutual Funds - 8.0%
BMO Prime Money Market Fund, Class I, 0.010% (10)	20,160,594	20,160,594

Short-Term Corporate Bonds & Notes - 0.8%

Auto Manufacturers - 0.8%
American Honda Finance Corp., 0.229%, 10/7/2015 (3)	$2,000,000	1,999,736
U.S. Treasury Bills - 1.2%
0.025%, 1/2/2015 (2) (9)	3,000,000	2,999,979

Total Short-Term Investments (identified cost $66,015,238)		66,015,019

Total Investments - 118.2% (identified cost $288,579,086)		298,169,122
Other Assets and Liabilities - (18.2)%		(45,945,021)

Total Net Assets - 100.0%		$252,224,101

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 1.7%

Automobiles - 1.7%
AmeriCredit Automobile Receivables Trust, Class A3, (Series 2010-B), 2.490%, 11/6/2017	$1,349,326	$1,351,900
CarMax Auto Owner Trust, Class A4, (Series 2011-1), 2.160%, 9/15/2016	4,213,117	4,229,552
Harley-Davidson Motorcycle Trust:
Class A4, (Series 2011-1), 1.310%, 3/15/2017	2,950,197	2,956,826
Class A4, (Series 2011-2), 1.470%, 8/15/2017	7,147,876	7,174,538
Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2011-1), 1.980%, 9/20/2017	1,160,297	1,161,414

Total Asset-Backed Securities (identified cost $16,895,893)		16,874,230

Commercial Mortgage Securities - 0.1%

Private Sponsor - 0.1%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	550,774

Total Commercial Mortgage Securities (identified cost $339,571)		550,774

Corporate Bonds & Notes - 52.2%

Agriculture - 0.2%
Altria Group, Inc., 10.200%, 2/6/2039	81,000	140,321
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	621,464
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,391,219

		2,153,004
Auto Manufacturers - 1.8%
General Motors Co., 5.200%, 4/1/2045 (2)	5,000,000	5,152,000
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (2) (5) (6)	4,000,000	4,110,000
5.625%, 2/1/2023 (2) (5) (6)	3,000,000	3,168,750
Nissan Motor Acceptance Corp., 0.935%, 9/26/2016 (3) (5) (6)	5,000,000	5,032,890

		17,463,640
Banks - 8.6%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (5) (6)	2,000,000	2,095,000
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	2,500,000	2,540,000
BanColombia SA:
5.950%, 6/3/2021	750,000	832,500
6.125%, 7/26/2020 (2)	900,000	983,250
Bank of America Corp.:
1.053%, 3/22/2016 (3)	5,000,000	5,025,715
4.250%, 10/22/2026	4,000,000	4,030,060
Citigroup, Inc.:
0.774%, 3/10/2017 (3)	6,000,000	5,992,596
1.194%, 7/25/2016 (3)	3,000,000	3,024,366
Credit Suisse, 0.535%, 3/11/2016 (3)	5,000,000	4,997,775
Deutsche Bank AG/London, 0.706%, 5/30/2017 (2) (3)	3,000,000	2,998,890
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,194,866
Goldman Sachs Group, Inc.:
1.332%, 11/15/2018 (3)	5,000,000	5,066,790
1.433%, 4/30/2018 (3)	5,000,000	5,079,865
HSBC USA, Inc., 0.533%, 6/23/2017 (3)	4,000,000	4,004,396
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	3,000,000	3,374,061
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (2) (5) (6)	5,000,000	5,107,500
JPMorgan Chase & Co.:
0.681%, 4/23/2015 (3)	1,000,000	1,001,169
1.283%, 3/20/2015 (3)	1,500,000	1,503,907

Morgan Stanley:
5.000%, 11/24/2025	6,000,000	6,452,040
5.500%, 7/28/2021 (2)	1,500,000	1,722,747
6.000%, 4/28/2015	4,000,000	4,089,248
Standard Chartered PLC, 5.200%, 1/26/2024 (2) (5) (6)	3,500,000	3,730,839
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (5) (6)	3,500,000	3,592,680
Turkiye Is Bankasi, 7.850%, 12/10/2023 (2) (5) (6)	250,000	284,885
Wells Fargo & Co., 0.433%, 10/28/2015 (3)	5,000,000	5,004,805

		83,729,950
Beverages - 0.5%
PepsiCo, Inc., 0.444%, 2/26/2016 (3)	5,000,000	5,006,120
Biotechnology - 0.7%
Amgen, Inc., 0.613%, 5/22/2017 (3)	5,000,000	5,007,910
Gilead Sciences, Inc., 2.400%, 12/1/2014	2,000,000	2,000,000

		7,007,910
Chemicals - 2.2%
Braskem America Finance Co., 7.125%, 7/22/2041 (5) (6)	7,000,000	7,035,000
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (5) (6)	2,750,000	2,942,500
Mexichem SAB de C.V., 6.750%, 9/19/2042 (2) (5) (6)	8,400,000	9,051,000
OCP SA, 6.875%, 4/25/2044 (5) (6)	2,500,000	2,769,250

		21,797,750
Commercial Services - 1.4%
ADT Corp.:
3.500%, 7/15/2022	2,750,000	2,413,125
4.875%, 7/15/2042	7,000,000	5,818,750
6.250%, 10/15/2021 (2)	1,000,000	1,050,000
McGraw-Hill Financial, Inc., 6.550%, 11/15/2037	4,000,000	4,435,596

		13,717,471
Computers - 0.6%
Hewlett-Packard Co., 1.170%, 1/14/2019 (3)	2,250,000	2,233,384
Seagate HDD Cayman, 5.750%, 12/1/2034 (4) (5) (6)	3,500,000	3,657,948

		5,891,332
Diversified Financial Services - 3.5%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (5) (6)	4,000,000	4,055,000
Blackstone Holdings Finance Co. LLC:
6.250%, 8/15/2042 (2) (5) (6)	1,000,000	1,241,586
6.625%, 8/15/2019 (5) (6)	400,000	475,131
Ford Motor Credit Co. LLC:
1.008%, 1/17/2017 (3)	2,000,000	2,010,744
1.162%, 11/4/2019 (3)	4,000,000	4,006,652
1.482%, 5/9/2016 (3)	4,000,000	4,046,216
General Electric Capital Corp., 0.833%, 1/8/2016 (3)	4,000,000	4,023,284
General Motors Financial Co., Inc., 4.375%, 9/25/2021	3,000,000	3,112,500
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	100,000	100,178
Jefferies Group, LLC, 6.500%, 1/20/2043	5,000,000	5,607,370
Navient LLC, 7.250%, 1/25/2022 (2)	1,500,000	1,650,000
Nomura Holdings, Inc., 1.684%, 9/13/2016 (3)	4,000,000	4,069,600

		34,398,261
Electric - 2.0%
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,025,860
CMS Energy Corp., 5.050%, 3/15/2022	1,000,000	1,118,004
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,030,270
Entergy Corp., 3.625%, 9/15/2015	5,000,000	5,090,710
Georgia Power Co., 0.554%, 3/15/2016 (3)	4,000,000	4,000,828
State Grid Overseas Investment 2014, Ltd., 4.125%, 5/7/2024 (5) (6)	5,500,000	5,824,351

		19,090,023
Environmental Control - 0.0%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	302,506

Food - 1.4%
ConAgra Foods, Inc., 0.601%, 7/21/2016 (3)	4,000,000	4,000,944
General Mills, Inc., 5.200%, 3/17/2015	1,500,000	1,520,500
H.J. Heinz Co., 4.250%, 10/15/2020 (2)	3,000,000	3,045,300
Kroger Co., 0.758%, 10/17/2016 (3)	3,000,000	3,000,843
Nabisco, Inc., 7.550%, 6/15/2015	2,000,000	2,074,250

		13,641,837
Forest Products & Paper - 0.0%
International Paper Co., 8.700%, 6/15/2038	250,000	372,806
Healthcare-Products - 1.0%
Hospira, Inc., 5.800%, 8/12/2023	4,000,000	4,493,108
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	6,000,000	5,715,000

		10,208,108
Healthcare-Services - 0.1%
Humana, Inc., 8.150%, 6/15/2038	500,000	717,204
Holding Companies-Diversified - 0.8%
Leucadia National Corp.:
5.500%, 10/18/2023	4,000,000	4,231,656
6.625%, 10/23/2043	3,000,000	3,162,357

		7,394,013
Insurance - 0.8%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	324,664
First American Financial Corp., 4.300%, 2/1/2023	2,000,000	2,028,278
MetLife, Inc., 5.000%, 6/15/2015	4,500,000	4,605,683
Voya Financial, Inc., 5.500%, 7/15/2022	1,000,000	1,131,326

		8,089,951
Internet - 0.8%
eBay, Inc., 4.000%, 7/15/2042 (2)	5,000,000	4,326,960
Netflix, Inc., 5.750%, 3/1/2024 (5) (6)	3,250,000	3,388,125

		7,715,085
Iron/Steel - 2.5%
Allegheny Technologies, Inc., 6.125%, 8/15/2023	2,000,000	2,000,610
ArcelorMittal:
6.000%, 3/1/2021 (2)	750,000	791,250
7.500%, 10/15/2039 (2)	1,000,000	1,040,000
Glencore Funding LLC:
1.396%, 5/27/2016 (3) (5) (6)	1,500,000	1,508,581
4.125%, 5/30/2023 (2) (5) (6)	2,000,000	1,996,620
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (2) (5) (6)	8,000,000	8,180,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (5) (6)	5,000,000	5,006,250
Vale Overseas, Ltd., 6.875%, 11/21/2036	3,500,000	3,837,498

		24,360,809
Media - 0.8%
Comcast Corp., 6.500%, 1/15/2015	2,500,000	2,517,580
NBCUniversal Enterprise, Inc., 0.768%, 4/15/2016 (3) (5) (6)	4,000,000	4,015,476
Walt Disney Co., 0.546%, 5/30/2019 (2) (3)	1,000,000	1,000,222

		7,533,278
Mining - 2.5%
Barrick North America Finance LLC, 5.700%, 5/30/2041	4,000,000	3,881,128
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (5) (6)	2,500,000	2,865,987
Newmont Mining Corp., 6.250%, 10/1/2039	2,000,000	1,974,062
Southern Copper Corp.:
5.250%, 11/8/2042	5,000,000	4,638,750
7.500%, 7/27/2035	3,000,000	3,491,250
Teck Resources, Ltd., 6.250%, 7/15/2041	6,050,000	6,054,447
Volcan Cia Minera SAA, 5.375%, 2/2/2022 (2) (5) (6)	1,250,000	1,240,625

		24,146,249

Miscellaneous Manufacturing - 0.9%
Trinity Industries, Inc., 4.550%, 10/1/2024	3,000,000	2,960,337
Tyco Electronics Group SA, 0.433%, 1/29/2016 (3)	6,000,000	6,002,304

		8,962,641
Oil & Gas - 4.5%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (2)	1,000,000	1,087,500
Ecopetrol SA:
7.375%, 9/18/2043	6,000,000	7,080,000
7.625%, 7/23/2019 (2)	500,000	596,250
Ensco PLC, 5.750%, 10/1/2044 (2)	5,000,000	5,231,825
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (5) (6)	7,000,000	6,580,000
Nexen Energy ULC, 5.875%, 3/10/2035	3,000,000	3,512,028
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (2) (5) (6)	750,000	695,625
Petrobras Global Finance BV, 5.625%, 5/20/2043 (2)	4,200,000	3,658,578
Petroleos Mexicanos, 6.375%, 1/23/2045 (2)	2,500,000	2,892,875
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,268,376
Rowan Cos., Inc., 5.400%, 12/1/2042	6,000,000	5,596,284
Transocean, Inc.:
6.375%, 12/15/2021 (2)	3,500,000	3,491,327
7.350%, 12/15/2041	1,500,000	1,481,943
7.500%, 4/15/2031	250,000	246,644

		43,419,255
Oil & Gas Services - 0.0%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	312,728
Packaging & Containers - 1.2%
Ball Corp.:
4.000%, 11/15/2023 (2)	4,000,000	3,860,000
5.000%, 3/15/2022	7,500,000	7,800,000
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	296,583

		11,956,583
Pharmaceuticals - 1.9%
Actavis Funding SCS, 3.850%, 6/15/2024 (2)	3,000,000	2,993,145
Bayer U.S. Finance LLC, 0.482%, 10/7/2016 (3) (5) (6)	5,000,000	5,004,105
Endo Finance LLC, 7.000%, 7/15/2019 (2) (5) (6)	5,000,000	5,256,250
Merck Sharp & Dohme Corp., 4.750%, 3/1/2015	1,000,000	1,011,041
Pfizer, Inc., 5.350%, 3/15/2015	4,000,000	4,053,688

		18,318,229
Pipelines - 0.6%
Energy Transfer Partners LP:
6.500%, 2/1/2042	1,000,000	1,144,518
9.000%, 4/15/2019 (2)	250,000	315,168
Enterprise Products Operating LLC, 4.850%, 3/15/2044 (2)	1,000,000	1,048,859
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/2045	3,000,000	3,103,344

		5,611,889
Real Estate Investment Trusts - 1.6%
Duke Realty LP, 7.375%, 2/15/2015	3,350,000	3,392,528
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,324,045
5.750%, 8/15/2022	1,000,000	1,107,539
Health Care REIT, Inc., 4.500%, 1/15/2024 (2)	2,500,000	2,636,200
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	1,027,313
4.500%, 3/15/2025	2,500,000	2,513,148

		16,000,773
Retail - 1.4%
Best Buy Co., Inc., 5.000%, 8/1/2018 (2)	2,000,000	2,083,750
Brinker International, Inc., 3.875%, 5/15/2023	2,000,000	1,991,078
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,587,500
7.600%, 7/15/2037	6,000,000	6,570,000
QVC, Inc., 5.125%, 7/2/2022	250,000	263,730

		13,496,058
Semiconductors - 0.8%
Micron Technology, Inc., 5.500%, 2/1/2025 (5) (6)	8,000,000	8,060,000

Sovereign - 1.1%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (2) (5) (6)	5,000,000	4,375,000
7.000%, 4/4/2044 (5) (6)	2,000,000	2,047,500
Republic of Armenia, 6.000%, 9/30/2020 (5) (6)	1,500,000	1,545,000
Slovenia Government International Bond, 5.250%, 2/18/2024 (5) (6)	2,500,000	2,762,500

		10,730,000
Telecommunications - 5.6%
AT&T, Inc., 0.618%, 2/12/2016 (3)	4,000,000	4,008,536
CenturyLink, Inc.:
7.600%, 9/15/2039	6,500,000	6,532,500
7.650%, 3/15/2042	6,750,000	6,817,500
Frontier Communications Corp.:
7.875%, 1/15/2027	2,500,000	2,562,500
8.125%, 10/1/2018 (2)	500,000	565,000
9.000%, 8/15/2031	500,000	541,250
Motorola Solutions, Inc., 5.500%, 9/1/2044	7,500,000	7,684,200
Telecom Italia Capital SA:
6.375%, 11/15/2033	6,000,000	6,150,000
7.721%, 6/4/2038 (2)	3,500,000	3,972,500
Telefonica Europe BV, 8.250%, 9/15/2030	1,530,000	2,112,765
Verizon Communications, Inc.:
1.984%, 9/14/2018 (3)	2,000,000	2,098,112
3.000%, 11/1/2021 (2)	5,000,000	5,022,665
5.150%, 9/15/2023 (2)	5,000,000	5,625,110
Windstream Corp., 7.500%, 6/1/2022 (2)	1,000,000	1,031,250

		54,723,888
Transportation - 0.2%
CSX Corp., 6.250%, 4/1/2015	840,000	855,910
FedEx Corp., 8.000%, 1/15/2019	250,000	307,686
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	540,750

		1,704,346
Trucking & Leasing - 0.2%
Aviation Capital Group Corp., 4.625%, 1/31/2018 (5) (6)	2,000,000	2,082,976

Total Corporate Bonds & Notes (identified cost $492,669,502)		510,116,673

Municipals - 0.1%

California - 0.1%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	360,357

Total Municipals (identified cost $300,000)		360,357

U.S. Government & U.S. Government Agency Obligations - 14.3%

U.S. Treasury Bonds & Notes - 14.3%
1.375%, 7/15/2018 (2)	5,519,050	5,869,168
1.750%, 1/15/2028 (2)	1,704,270	1,944,732
1.875%, 7/15/2019 (2)	5,573,900	6,093,404
2.000%, 4/30/2016 (2)	10,000,000	10,249,220
2.000%, 7/31/2020 (2)	10,000,000	10,186,720
2.000%, 9/30/2020 (2)	10,000,000	10,153,910
2.000%, 11/30/2020 (2)	2,500,000	2,533,985
2.000%, 2/15/2023 (2)	15,000,000	14,948,430
2.125%, 1/15/2019 (2)	4,988,880	5,457,366
2.125%, 8/15/2021 (2)	10,000,000	10,151,560
2.250%, 1/31/2015 (2)	5,000,000	5,018,360
2.250%, 11/30/2017 (2)	10,000,000	10,392,970

2.500%, 5/15/2024 (2)	5,000,000	5,141,405
3.000%, 8/31/2016 (2)	15,000,000	15,683,205
3.250%, 5/31/2016 (2)	10,000,000	10,446,880
4.000%, 2/15/2015 (2)	7,500,000	7,561,380
4.125%, 5/15/2015 (2)	7,500,000	7,640,625

Total U.S. Government & U.S. Government Agency Obligations (identified cost $137,991,889)		139,473,320
U.S. Government Agency-Mortgage Securities - 27.7%

Federal Home Loan Mortgage Corporation - 15.7%
3.000%, 11/1/2042 (2)	1,767,544	1,790,259
3.000%, 4/1/2043 (2)	7,302,960	7,396,218
3.000%, 4/1/2043	2,098,273	2,124,907
3.000%, 4/1/2043	2,829,187	2,864,880
3.000%, 5/1/2043 (2)	3,683,239	3,729,136
3.000%, 7/1/2043 (2)	14,049,262	14,222,152
3.000%, 9/1/2043 (2)	14,145,748	14,318,736
3.500%, 12/1/2040	1,336,227	1,394,534
3.500%, 12/1/2041	1,483,246	1,548,042
3.500%, 3/1/2042	472,204	492,851
3.500%, 12/1/2042	1,130,080	1,177,401
3.500%, 7/1/2043 (2)	6,874,984	7,161,382
3.500%, 9/1/2043 (2)	14,163,072	14,753,077
3.500%, 11/1/2043 (2)	14,023,266	14,607,447
3.500%, 1/1/2044 (2)	14,231,948	14,824,822
3.500%, 2/1/2044 (2)	14,336,376	14,933,601
4.000%, 4/1/2026	905,171	970,018
4.000%, 10/1/2031 (2)	1,395,649	1,503,598
4.000%, 12/1/2039	1,099,458	1,174,139
4.000%, 12/1/2040	456,304	488,262
4.000%, 12/1/2040 (2)	6,177,717	6,597,344
4.000%, 3/1/2041	493,424	526,941
4.000%, 4/1/2041 (2)	10,624,157	11,401,410
4.000%, 8/1/2041	302,503	323,051
4.000%, 11/1/2041	1,193,098	1,274,140
4.500%, 9/1/2031	631,065	689,978
4.500%, 3/1/2039	320,345	350,322
4.500%, 5/1/2039	1,125,678	1,234,020
4.500%, 2/1/2040	298,573	324,605
4.500%, 11/1/2040	887,359	970,803
4.500%, 2/1/2041 (2)	1,780,189	1,936,244
4.880%, 7/8/2025 (2)	4,000,000	4,111,448
5.000%, 12/1/2035	143,687	159,676
5.000%, 1/1/2038	77,496	85,809
5.000%, 3/1/2038	260,420	288,356
5.000%, 3/1/2038	77,884	86,239
5.000%, 2/1/2039	283,466	313,874
5.000%, 1/1/2040	354,408	396,111
6.000%, 6/1/2037	334,134	378,236
6.000%, 11/1/2037	193,015	218,528
6.000%, 1/1/2038	336,107	380,245

		153,522,842
Federal National Mortgage Association - 11.6%
3.000%, 3/1/2043 (2)	3,760,322	3,807,608
3.000%, 7/1/2043 (2)	9,405,707	9,520,719
3.000%, 7/1/2043 (2)	18,788,885	19,018,635
3.000%, 8/1/2043 (2)	14,164,190	14,337,390
3.000%, 9/1/2044 (2)	14,940,249	15,122,939
3.500%, 7/1/2032	736,130	779,800
3.500%, 5/1/2042	1,750,790	1,828,334
3.500%, 10/1/2042	1,234,620	1,291,162
3.500%, 10/1/2042	1,618,681	1,689,977
3.500%, 10/1/2042	2,036,989	2,126,352
3.500%, 11/1/2042	846,057	883,320
3.500%, 12/1/2042	1,694,230	1,768,619
3.500%, 1/1/2043 (2)	4,524,159	4,742,355
3.500%, 5/1/2043 (2)	18,029,111	18,820,048
4.000%, 11/1/2040	552,827	591,587
4.000%, 1/1/2041	989,563	1,058,377
4.000%, 2/1/2041	853,103	912,427

4.000%, 2/1/2041 (2)	4,566,914	4,885,894
4.000%, 3/1/2041	305,617	328,000
4.000%, 11/1/2041	1,007,483	1,077,273
4.500%, 6/1/2039 (2)	1,668,752	1,831,525
4.500%, 8/1/2041	997,462	1,087,441
5.000%, 7/1/2022	673,630	727,647
5.000%, 3/1/2035	555,958	618,473
5.000%, 5/1/2042 (2)	1,253,033	1,390,220
5.500%, 2/1/2034	93,448	105,445
5.500%, 7/1/2036	516,232	580,343
5.500%, 8/1/2037 (2)	962,784	1,079,337
5.500%, 6/1/2038	117,324	131,275
6.000%, 12/1/2038	69,226	78,359
6.000%, 5/1/2039	400,117	456,773
6.500%, 10/1/2037	116,515	132,648
6.500%, 11/1/2037	90,182	100,411

		112,910,713
Government National Mortgage Association - 0.4%
4.000%, 10/15/2040	904,963	972,890
4.000%, 12/15/2040	1,266,607	1,360,583
4.000%, 4/15/2041	1,187,317	1,275,410
5.500%, 8/20/2038	206,990	222,187
5.500%, 2/15/2039	106,869	119,376
6.000%, 10/15/2038	38,654	43,684
6.000%, 12/15/2038	135,727	153,391
6.000%, 1/15/2039	67,882	76,727

		4,224,248

Total U.S. Government Agency-Mortgage Securities (identified cost $262,559,362)		270,657,803

Short-Term Investments - 49.0%

Collateral Pool Investments for Securities on Loan - 46.1%
Collateral pool allocation (12)		450,179,950
Mutual Funds - 1.9%
BMO Prime Money Market Fund, Class I, 0.010% (10)	18,631,713	18,631,713
U.S. Treasury Bills - 1.0%
0.020%, 1/2/2015 (2) (9)	$10,000,000	9,999,930

Total Short-Term Investments (identified cost $478,811,443)		478,811,593

Total Investments - 145.1% (identified cost $1,389,567,660)		1,416,844,750
Other Assets and Liabilities - (45.1)%		(440,160,140)

Total Net Assets - 100.0%		$976,684,610

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 94.7%

Advertising - 0.4%
MDC Partners, Inc., 6.750%, 4/1/2020 (5) (6)	$264,000	$273,570
Aerospace/Defense - 1.7%
AAR Corp., 7.250%, 1/15/2022	318,000	345,825
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	340,000	362,100
TransDigm, Inc., 6.500%, 7/15/2024	200,000	205,000
Triumph Group, Inc.:
4.875%, 4/1/2021	320,000	320,000
5.250%, 6/1/2022	38,000	38,570

		1,271,495
Agriculture - 0.8%
Alliance One International, Inc., 9.875%, 7/15/2021	277,000	263,843
Vector Group, Ltd., 7.750%, 2/15/2021	325,000	349,781

		613,624
Airlines - 0.5%
United Continental Holdings, Inc.:
6.000%, 12/1/2020	75,000	76,547
6.375%, 6/1/2018	276,000	289,455

		366,002
Apparel - 1.0%
Perry Ellis International, Inc., 7.875%, 4/1/2019	479,000	495,765
Quiksilver, Inc., 7.875%, 8/1/2018 (5) (6)	277,000	247,915

		743,680
Auto Manufacturers - 1.1%
General Motors Co., 4.000%, 4/1/2025	300,000	301,032
Jaguar Land Rover Automotive PLC, 4.250%, 11/15/2019 (5) (6)	300,000	306,750
Navistar International Corp., 8.250%, 11/1/2021	223,000	230,526

		838,308
Auto Parts & Equipment - 3.0%
American Axle & Manufacturing, Inc.:
5.125%, 2/15/2019	139,000	141,780
6.250%, 3/15/2021	152,000	161,500
6.625%, 10/15/2022	201,000	217,582
Dana Holding Corp., 6.750%, 2/15/2021	120,000	128,100
Goodyear Tire & Rubber Co.:
7.000%, 5/15/2022	68,000	73,950
8.250%, 8/15/2020	258,000	277,995
Lear Corp., 5.250%, 1/15/2025	117,000	117,585
Meritor, Inc.:
6.250%, 2/15/2024	270,000	278,100
6.750%, 6/15/2021	110,000	116,050
Pittsburgh Glass Works LLC, 8.000%, 11/15/2018 (5) (6)	421,000	448,365
Titan International, Inc., 6.875%, 10/1/2020	286,000	264,550

		2,225,557
Banks - 1.0%
CIT Group, Inc.:
5.000%, 8/15/2022	491,000	508,185
5.375%, 5/15/2020	52,000	55,445
5.500%, 2/15/2019 (5) (6)	189,000	200,931

		764,561

Beverages - 0.2%
Cott Beverages, Inc., 5.375%, 7/1/2022 (5) (6)	187,000	178,118
Biotechnology - 0.6%
STHI Holding Corp., 8.000%, 3/15/2018 (5) (6)	433,000	456,274
Building Materials - 2.5%
Ainsworth Lumber Co., Ltd., 7.500%, 12/15/2017 (5) (6)	485,000	504,400
Builders FirstSource, Inc., 7.625%, 6/1/2021 (5) (6)	277,000	287,388
Gibraltar Industries, Inc., 6.250%, 2/1/2021	314,000	324,205
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	474,120
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	304,972

		1,895,085
Chemicals - 2.7%
Axiall Corp., 4.875%, 5/15/2023	195,000	189,394
Chemtura Corp., 5.750%, 7/15/2021	335,000	333,325
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5) (6)	250,000	256,250
Huntsman International LLC, 5.125%, 11/15/2022 (5) (6)	152,000	152,380
Ineos Finance PLC:
7.500%, 5/1/2020 (5) (6)	70,000	73,762
8.375%, 2/15/2019 (5) (6)	215,000	230,319
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	312,562
PolyOne Corp., 7.375%, 9/15/2020	216,000	230,580
Tronox Finance LLC, 6.375%, 8/15/2020	224,000	230,720

		2,009,292
Coal - 1.1%
Cloud Peak Energy Resources LLC, 6.375%, 3/15/2024	168,000	165,060
CONSOL Energy, Inc., 5.875%, 4/15/2022 (5) (6)	133,000	133,166
Peabody Energy Corp., 6.250%, 11/15/2021	150,000	141,187
SunCoke Energy Partners LP:
7.375%, 2/1/2020 (5) (6)	181,000	190,919
7.375%, 2/1/2020 (5) (6)	70,000	73,836
SunCoke Energy, Inc., 7.625%, 8/1/2019	122,000	126,972

		831,140
Commercial Services - 4.7%
Deluxe Corp., 6.000%, 11/15/2020	218,000	226,992
FTI Consulting, Inc.:
6.000%, 11/15/2022	68,000	70,720
6.750%, 10/1/2020	316,000	334,170
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	267,960
Hertz Corp., 6.750%, 4/15/2019	63,000	65,362
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (5) (6)	200,000	214,000
Monitronics International, Inc., 9.125%, 4/1/2020	412,000	409,940
PHH Corp., 6.375%, 8/15/2021	282,000	265,080
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	41,750
6.625%, 11/15/2020	100,000	95,500
RR Donnelley & Sons Co., 7.000%, 2/15/2022	272,000	293,080
Service Corp. International:
5.375%, 1/15/2022	192,000	199,200
5.375%, 5/15/2024	259,000	268,065
Sotheby’s, 5.250%, 10/1/2022 (5) (6)	360,000	347,400
United Rentals North America, Inc.:
7.625%, 4/15/2022	55,000	61,050
8.250%, 2/1/2021	57,000	62,273
8.375%, 9/15/2020	300,000	324,000

		3,546,542
Computers - 0.7%
DynCorp International, Inc., 10.375%, 7/1/2017	225,000	192,488
IHS, Inc., 5.000%, 11/1/2022 (5) (6)	218,000	222,360
SunGard Availability Services Capital, Inc., 8.750%, 4/1/2022 (5) (6)	158,000	108,230

		523,078

Cosmetics/Personal Care - 1.2%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (5) (6)	292,000	309,520
Elizabeth Arden, Inc., 7.375%, 3/15/2021	206,000	193,640
Revlon Consumer Products Corp., 5.750%, 2/15/2021	375,000	381,563

		884,723
Distribution/Wholesale - 0.7%
H&E Equipment Services, Inc., 7.000%, 9/1/2022	200,000	213,500
HD Supply, Inc., 5.250%, 12/15/2021 (4) (5) (6)	34,000	34,808
Interline Brands, Inc., 10.000%, 11/15/2018	231,000	242,550

		490,858
Diversified Financial Services - 2.3%
Aircastle, Ltd.:
4.625%, 12/15/2018	56,000	57,120
6.250%, 12/1/2019	74,000	79,735
7.625%, 4/15/2020	185,000	209,975
Ally Financial, Inc., 3.750%, 11/18/2019	233,000	230,670
CoreLogic, Inc., 7.250%, 6/1/2021	300,000	316,500
Fly Leasing, Ltd., 6.750%, 12/15/2020	400,000	412,000
Icahn Enterprises LP, 5.875%, 2/1/2022	150,000	153,750
International Lease Finance Corp., 4.625%, 4/15/2021	225,000	229,359

		1,689,109
Electric - 1.9%
AES Corp., 7.375%, 7/1/2021	42,000	48,300
Calpine Corp.:
5.375%, 1/15/2023	134,000	136,010
5.750%, 1/15/2025	122,000	124,287
5.875%, 1/15/2024 (5) (6)	164,000	175,070
GenOn Energy, Inc., 9.500%, 10/15/2018	433,000	452,485
NRG Energy, Inc.:
6.625%, 3/15/2023	446,000	469,415
7.875%, 5/15/2021	50,000	54,375

		1,459,942
Electrical Components & Equipment - 1.0%
Belden, Inc., 5.500%, 9/1/2022 (5) (6)	419,000	424,761
General Cable Corp., 5.750%, 10/1/2022	386,000	322,310

		747,071
Electronics - 0.5%
Viasystems, Inc., 7.875%, 5/1/2019 (5) (6)	363,000	384,780
Engineering & Construction - 1.4%
Abengoa Finance SAU:
7.750%, 2/1/2020 (5) (6)	150,000	137,250
8.875%, 11/1/2017 (5) (6)	200,000	197,000
Dycom Investments, Inc., 7.125%, 1/15/2021	333,000	349,650
MasTec, Inc., 4.875%, 3/15/2023	350,000	336,875
SBA Communications Corp., 5.625%, 10/1/2019	27,000	28,080

		1,048,855
Entertainment - 2.6%
AMC Entertainment, Inc., 5.875%, 2/15/2022	246,000	253,380
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	214,750
DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020 (5) (6)	256,000	268,160
National CineMedia LLC, 7.875%, 7/15/2021	502,000	532,120
Penn National Gaming, Inc., 5.875%, 11/1/2021	231,000	218,872
Regal Entertainment Group, 5.750%, 2/1/2025	88,000	82,060
Scientific Games International, Inc.:
6.250%, 9/1/2020	100,000	73,500
6.625%, 5/15/2021 (5) (6)	81,000	58,624
Speedway Motorsports, Inc., 6.750%, 2/1/2019	261,000	272,745

		1,974,211
Environmental Control - 0.4%
Covanta Holding Corp., 5.875%, 3/1/2024	278,000	286,340

Food - 1.9%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	394,000	428,968
Darling Ingredients, Inc., 5.375%, 1/15/2022	151,000	153,076
Dean Holding Co., 6.900%, 10/15/2017	443,000	477,332
JBS USA LLC:
7.250%, 6/1/2021 (5) (6)	163,000	174,003
8.250%, 2/1/2020 (5) (6)	184,000	196,880

		1,430,259
Forest Products & Paper - 0.9%
P H Glatfelter Co., 5.375%, 10/15/2020	118,000	120,950
Sappi Papier Holding GmbH:
6.625%, 4/15/2021 (5) (6)	200,000	207,500
7.750%, 7/15/2017 (5) (6)	300,000	326,250

		654,700
Gas - 0.3%
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	258,750
Healthcare-Products - 1.0%
Alere, Inc., 6.500%, 6/15/2020	55,000	56,788
Hanger, Inc., 7.125%, 11/15/2018	262,000	265,930
Physio-Control International, Inc., 9.875%, 1/15/2019 (5) (6)	225,000	242,437
Teleflex, Inc., 5.250%, 6/15/2024 (5) (6)	161,000	162,208

		727,363
Healthcare-Services - 4.6%
Acadia Healthcare Co., Inc.:
5.125%, 7/1/2022	18,000	18,135
6.125%, 3/15/2021	174,000	181,830
Amsurg Corp., 5.625%, 7/15/2022 (5) (6)	236,000	243,080
CHS/Community Health Systems, Inc.:
6.875%, 2/1/2022	276,000	293,595
8.000%, 11/15/2019	221,000	237,022
Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024 (5) (6)	178,000	179,335
Gentiva Health Services, Inc., 11.500%, 9/1/2018	172,000	183,825
HCA, Inc.:
5.000%, 3/15/2024	276,000	280,140
5.875%, 3/15/2022	123,000	134,070
7.500%, 2/15/2022	225,000	258,187
HealthSouth Corp., 5.750%, 11/1/2024	59,000	61,655
LifePoint Hospitals, Inc., 5.500%, 12/1/2021	394,000	410,745
Select Medical Corp., 6.375%, 6/1/2021	450,000	461,250
Tenet Healthcare Corp.:
6.750%, 2/1/2020	154,000	161,893
8.000%, 8/1/2020	320,000	340,800

		3,445,562
Home Builders - 2.8%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (5) (6)	215,000	226,825
KB Home:
7.500%, 9/15/2022	54,000	58,185
8.000%, 3/15/2020	186,000	208,088
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	301,125
Ryland Group, Inc.:
5.375%, 10/1/2022	119,000	117,215
6.625%, 5/1/2020	263,000	282,067
Standard Pacific Corp., 5.875%, 11/15/2024	190,000	191,900
Taylor Morrison Communities, Inc., 5.250%, 4/15/2021 (5) (6)	226,000	228,260
Tri Pointe Holdings, Inc.:
4.375%, 6/15/2019 (5) (6)	119,000	118,256
5.875%, 6/15/2024 (5) (6)	90,000	92,138
William Lyon Homes, Inc., 5.750%, 4/15/2019	257,000	258,927

		2,082,986
Home Furnishings - 0.6%
Tempur Sealy International, Inc., 6.875%, 12/15/2020	409,000	440,698
Household Products/Wares - 1.4%
ACCO Brands Corp., 6.750%, 4/30/2020	306,000	328,185
Central Garden and Pet Co., 8.250%, 3/1/2018	217,000	215,915
Prestige Brands, Inc., 8.125%, 2/1/2020	200,000	215,500

Spectrum Brands, Inc.:
6.375%, 11/15/2020	28,000	29,750
6.625%, 11/15/2022	14,000	14,980
6.750%, 3/15/2020	242,000	256,217

		1,060,547
Internet - 2.3%
CyrusOne LP, 6.375%, 11/15/2022	241,000	262,087
Equinix, Inc.:
5.375%, 1/1/2022	34,000	34,340
5.750%, 1/1/2025	34,000	34,425
7.000%, 7/15/2021	350,000	396,375
IAC/InterActiveCorp, 4.750%, 12/15/2022	478,000	468,440
Netflix, Inc., 5.375%, 2/1/2021	505,000	530,250

		1,725,917
Iron/Steel - 1.1%
ArcelorMittal, 6.750%, 2/25/2022	106,000	115,739
Commercial Metals Co., 7.350%, 8/15/2018	271,000	301,487
Steel Dynamics, Inc., 6.375%, 8/15/2022	27,000	29,160
United States Steel Corp., 6.875%, 4/1/2021	373,000	399,110

		845,496
Leisure Time - 1.1%
Brunswick Corp.:
4.625%, 5/15/2021 (5) (6)	119,000	118,405
7.375%, 9/1/2023	202,000	222,200
NCL Corp., Ltd.:
5.000%, 2/15/2018	364,000	366,730
5.250%, 11/15/2019 (5) (6)	82,000	83,025

		790,360
Lodging - 1.4%
Marina District Finance Co., Inc., 9.875%, 8/15/2018	305,000	321,455
MGM Resorts International:
6.625%, 12/15/2021	215,000	230,587
6.750%, 10/1/2020	38,000	41,040
7.750%, 3/15/2022	243,000	273,982
8.625%, 2/1/2019	109,000	125,078
Wynn Las Vegas LLC, 5.375%, 3/15/2022	50,000	51,000

		1,043,142
Machinery-Construction & Mining - 0.5%
Terex Corp., 6.000%, 5/15/2021	381,000	388,620
Media - 4.2%
Block Communications, Inc., 7.250%, 2/1/2020 (5) (6)	422,000	440,990
Cablevision Systems Corp., 8.000%, 4/15/2020	108,000	124,605
CCO Holdings LLC:
5.125%, 2/15/2023	100,000	98,375
5.250%, 3/15/2021	75,000	75,750
7.375%, 6/1/2020	180,000	193,275
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	486,000	508,356
DISH DBS Corp., 5.000%, 3/15/2023	392,000	381,465
Gray Television, Inc., 7.500%, 10/1/2020	164,000	170,560
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	301,000	314,545
Numericable Group SA, 6.250%, 5/15/2024 (5) (6)	260,000	265,200
Sinclair Television Group Inc, 6.375%, 11/1/2021	164,000	170,150
Sirius XM Radio, Inc.:
5.875%, 10/1/2020 (5) (6)	235,000	249,100
6.000%, 7/15/2024 (5) (6)	131,000	135,585

		3,127,956

Mining - 1.1%
First Quantum Minerals, Ltd., 7.250%, 5/15/2022 (5) (6)	265,000	256,387
FMG Resources (August 2006) Pty, Ltd.:
6.875%, 4/1/2022 (5) (6)	212,000	190,535
8.250%, 11/1/2019 (5) (6)	145,000	134,669
Hecla Mining Co., 6.875%, 5/1/2021	220,000	206,250

		787,841
Miscellaneous Manufacturing - 0.5%
Koppers, Inc., 7.875%, 12/1/2019	359,000	376,232
Office Furnishings - 0.4%
Interface, Inc., 7.625%, 12/1/2018	291,000	302,096
Oil & Gas - 6.9%
Antero Resources Corp., 5.125%, 12/1/2022 (5) (6)	96,000	93,240
Atlas Energy Holdings Operating Co. LLC, 7.750%, 1/15/2021	297,000	259,875
Berry Petroleum Co., 6.750%, 11/1/2020	152,000	140,600
Bill Barrett Corp., 7.000%, 10/15/2022	80,000	71,600
Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	290,000	276,950
Calumet Specialty Products Partners LP:
6.500%, 4/15/2021 (5) (6)	193,000	186,245
7.625%, 1/15/2022	139,000	141,780
Chesapeake Energy Corp.:
6.125%, 2/15/2021	14,000	15,225
6.625%, 8/15/2020	318,000	352,185
Denbury Resources, Inc., 4.625%, 7/15/2023	131,000	110,695
Energy XXI Gulf Coast, Inc., 7.750%, 6/15/2019	220,000	177,100
EP Energy LLC, 9.375%, 5/1/2020	230,000	252,425
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	372,490
EXCO Resources, Inc., 7.500%, 9/15/2018	205,000	169,125
Gulfport Energy Corp., 7.750%, 11/1/2020 (5) (6)	7,000	7,175
Hercules Offshore, Inc.:
6.750%, 4/1/2022 (5) (6)	51,000	26,010
7.500%, 10/1/2021 (5) (6)	142,000	73,840
Linn Energy LLC, 6.250%, 11/1/2019	69,000	62,057
Northern Tier Energy LLC, 7.125%, 11/15/2020	241,000	251,845
Oasis Petroleum, Inc.:
6.875%, 3/15/2022	81,000	76,545
6.875%, 1/15/2023	205,000	193,725
Parker Drilling Co., 6.750%, 7/15/2022	288,000	227,520
PBF Holding Co. LLC, 8.250%, 2/15/2020	323,000	340,765
Rex Energy Corp., 8.875%, 12/1/2020	179,000	178,105
SandRidge Energy, Inc., 7.500%, 3/15/2021	226,000	183,060
Seventy Seven Energy, Inc., 6.500%, 7/15/2022 (5) (6)	209,000	160,930
Stone Energy Corp., 7.500%, 11/15/2022	268,000	243,880
Ultra Petroleum Corp., 6.125%, 10/1/2024 (5) (6)	78,000	71,370
Unit Corp., 6.625%, 5/15/2021	404,000	389,860
W&T Offshore, Inc., 8.500%, 6/15/2019	39,000	34,125

		5,140,347
Oil & Gas Services - 1.5%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5) (6)	188,000	172,020
CGG, 6.500%, 6/1/2021	250,000	225,000
Exterran Partners LP, 6.000%, 4/1/2021	131,000	119,210
Gulfmark Offshore, Inc., 6.375%, 3/15/2022	269,000	225,960
Key Energy Services, Inc., 6.750%, 3/1/2021	243,000	189,540
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5) (6)	250,000	215,000

		1,146,730
Packaging & Containers - 1.6%
AEP Industries, Inc., 8.250%, 4/15/2019	424,000	430,360
Ardagh Packaging Finance PLC, 7.000%, 11/15/2020 (5) (6)	70,588	72,176
Coveris Holdings SA, 7.875%, 11/1/2019 (5) (6)	250,000	260,625
Owens-Brockway Glass Container, Inc., 5.000%, 1/15/2022 (4) (5) (6)	122,000	123,678
Sealed Air Corp., 8.375%, 9/15/2021 (5) (6)	300,000	339,000

		1,225,839
Pharmaceuticals - 1.4%
Endo Finance LLC:
5.375%, 1/15/2023 (5) (6)	92,000	90,102
5.750%, 1/15/2022 (5) (6)	20,000	20,500
7.000%, 12/15/2020 (5) (6)	193,000	202,891
7.250%, 1/15/2022 (5) (6)	200,000	215,000

Omnicare, Inc.:
4.750%, 12/1/2022	163,000	166,260
5.000%, 12/1/2024	87,000	89,175
Salix Pharmaceuticals, Ltd., 6.000%, 1/15/2021 (5) (6)	122,000	124,745
Valeant Pharmaceuticals International, 7.250%, 7/15/2022 (5) (6)	100,000	106,375

		1,015,048
Pipelines - 2.8%
Atlas Pipeline Partners LP, 6.625%, 10/1/2020	362,000	380,100
Genesis Energy LP, 5.625%, 6/15/2024	243,000	236,925
Holly Energy Partners LP, 6.500%, 3/1/2020	382,000	395,370
Regency Energy Partners LP, 5.750%, 9/1/2020	229,000	237,015
Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	337,000	358,484
SemGroup Corp., 7.500%, 6/15/2021	207,000	221,490
Targa Resources Partners LP, 6.375%, 8/1/2022	200,000	213,000
Tesoro Logistics LP, 5.875%, 10/1/2020	81,000	82,620

		2,125,004
Real Estate Investment Trusts - 2.1%
Geo Group, Inc., 5.875%, 10/15/2024	173,000	177,325
Iron Mountain, Inc., 7.750%, 10/1/2019	250,000	269,375
iStar Financial, Inc., 7.125%, 2/15/2018	220,000	234,300
MPT Operating Partnership LP:
6.375%, 2/15/2022	159,000	170,925
6.875%, 5/1/2021	298,000	320,350
Potlatch Corp., 7.500%, 11/1/2019	337,000	384,180

		1,556,455
Retail - 4.9%
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,480
Asbury Automotive Group, Inc.:
6.000%, 12/15/2024 (4) (5) (6)	174,000	177,045
8.375%, 11/15/2020	266,000	296,869
Claire’s Stores, Inc., 9.000%, 3/15/2019 (5) (6)	256,000	260,480
Dillard’s, Inc., 7.130%, 8/1/2018	320,000	357,600
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/2022	174,000	174,000
L Brands, Inc.:
5.625%, 2/15/2022	137,000	148,303
7.000%, 5/1/2020	300,000	339,000
Men’s Wearhouse, Inc., 7.000%, 7/1/2022 (5) (6)	247,000	255,027
Neiman Marcus Group, Ltd. LLC, 8.000%, 10/15/2021 (5) (6)	440,000	470,800
Outerwall, Inc., 6.000%, 3/15/2019	358,000	354,420
Pantry, Inc., 8.375%, 8/1/2020	281,000	297,860
Penske Automotive Group, Inc., 5.750%, 10/1/2022	236,000	246,030
Sonic Automotive, Inc.:
5.000%, 5/15/2023	103,000	100,940
7.000%, 7/15/2022	161,000	174,283

		3,661,137
Semiconductors - 0.7%
Advanced Micro Devices, Inc., 7.750%, 8/1/2020	250,000	234,063
Amkor Technology, Inc., 6.375%, 10/1/2022	268,000	265,320

		499,383
Software - 1.0%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (5) (6)	336,000	356,580
Audatex North America, Inc., 6.125%, 11/1/2023 (5) (6)	150,000	156,375
MedAssets, Inc., 8.000%, 11/15/2018	222,000	232,268

		745,223
Storage/Warehousing - 0.4%
Mobile Mini, Inc., 7.875%, 12/1/2020	272,000	292,400
Telecommunications - 10.0%
Altice SA, 7.750%, 5/15/2022 (5) (6)	250,000	259,062
CenturyLink, Inc., 5.800%, 3/15/2022	283,000	298,565
Cincinnati Bell, Inc., 8.375%, 10/15/2020	436,000	467,065
CommScope, Inc., 5.500%, 6/15/2024 (5) (6)	233,000	233,000
Consolidated Communications, Inc., 6.500%, 10/1/2022 (5) (6)	178,000	180,225

DigitalGlobe, Inc., 5.250%, 2/1/2021 (5) (6)	222,000	214,230
EarthLink, Inc., 7.375%, 6/1/2020	270,000	282,150
Fairpoint Communications, Inc., 8.750%, 8/15/2019 (5) (6)	350,000	364,000
Frontier Communications Corp., 9.250%, 7/1/2021	254,000	298,767
GCI, Inc.:
6.750%, 6/1/2021	109,000	109,886
8.625%, 11/15/2019	425,000	445,931
Hughes Satellite Systems Corp.:
6.500%, 6/15/2019	79,000	85,913
7.625%, 6/15/2021	325,000	362,375
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023	96,000	94,920
Intelsat Luxembourg SA, 7.750%, 6/1/2021	436,000	453,440
Level 3 Financing, Inc.:
6.125%, 1/15/2021	193,000	202,168
8.625%, 7/15/2020	235,000	256,738
Sprint Capital Corp., 6.875%, 11/15/2028	150,000	141,375
Sprint Communications Inc.:
6.000%, 11/15/2022	149,000	143,971
7.000%, 3/1/2020 (5) (6)	103,000	113,879
7.000%, 8/15/2020	300,000	309,000
T-Mobile USA, Inc.:
6.125%, 1/15/2022	81,000	82,721
6.375%, 3/1/2025	51,000	51,893
6.625%, 11/15/2020	330,000	342,787
6.633%, 4/28/2021	280,000	289,450
ViaSat, Inc., 6.875%, 6/15/2020	326,000	346,310
Virgin Media Finance PLC, 6.375%, 4/15/2023 (5) (6)	350,000	374,500
West Corp., 5.375%, 7/15/2022 (5) (6)	281,000	269,057
Windstream Corp.:
7.500%, 4/1/2023	45,000	46,013
7.750%, 10/1/2021	355,000	373,194
7.875%, 11/1/2017	25,000	27,672

		7,520,257
Transportation - 1.3%
Air Medical Group Holdings, Inc., 9.250%, 11/1/2018	336,000	353,220
Era Group, Inc., 7.750%, 12/15/2022	288,000	300,240
Martin Midstream Partners LP, 7.250%, 2/15/2021	351,000	349,245

		1,002,705

Total Corporate Bonds & Notes (identified cost $70,546,726)		70,921,268

Short-Term Investments - 4.3%

Mutual Funds - 4.3%
BMO Prime Money Market Fund, Class I, 0.010% (10)	3,213,191	3,213,191

Total Short-Term Investments (identified cost $3,213,191)		3,213,191

Total Investments - 99.0% (identified cost $73,759,917)		74,134,459
Other Assets and Liabilities - 1.0%		739,840

Total Net Assets - 100.0%		$74,874,299

Multi-Asset Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Exchange Traded Funds - 56.7%
iShares Gold Trust Fund (1) (2)	134,840	$1,522,344
iShares International Select Dividend Fund (2)	34,650	1,244,628
iShares Select Dividend Fund (2)	32,710	2,580,492
iShares U.S. Preferred Stock Fund (2)	62,130	2,488,306
iShares U.S. Real Estate Fund (2)	25,495	1,963,625
JPMorgan Alerian MLP Index Fund	79,900	3,892,728
PowerShares S&P 500 BuyWrite Portfolio Fund (2)	172,460	3,571,647
PowerShares Senior Loan Portfolio Fund (2)	224,810	5,474,123
ProShares Short 20+ Year Treasury Fund (1)	176,580	4,606,972
SPDR Barclays Convertible Securities Fund (2)	61,803	3,109,309
SPDR S&P Emerging Markets Dividend Fund	34,180	1,236,974
Utilities Select Sector SPDR Fund	27,875	1,282,250
Vanguard Short-Term Corporate Bond Fund (2)	27,120	2,174,482

Total Exchange Traded Funds (identified cost $35,490,967)		35,147,880

Mutual Funds - 41.4%
Absolute Strategies Fund (1)	153,648	1,694,735
BMO Monegy High Yield Bond Fund (10)	153,226	1,549,114
BMO Short-Term Income Fund (10)	132,100	1,241,743
Calamos Market Neutral Income Fund	158,873	2,071,705
Dodge & Cox Income Fund	133,806	1,867,929
DoubleLine Total Return Bond Fund	225,360	2,483,472
Fidelity Advisor Floating Rate High Income Fund	601,600	5,907,714
Merger Fund	94,946	1,538,123
PIMCO Commodity RealReturn Strategy Fund	293,230	1,457,354
PIMCO Unconstrained Bond Fund	137,483	1,552,179
T Rowe Price International Bond Fund	196,972	1,794,413
TCW Emerging Markets Income Fund	146,950	1,237,323
Templeton Global Bond Fund	98,624	1,297,890

Total Mutual Funds (identified cost $26,048,919)		25,693,694

Short-Term Investments - 34.1%

Collateral Pool Investments for Securities on Loan - 32.0%
Collateral pool allocation (12)		19,877,765
Mutual Funds - 2.1%
BMO Prime Money Market Fund, Class I, 0.010% (10)	1,285,626	1,285,626

Total Short-Term Investments (identified cost $21,163,391)		21,163,391

Total Investments - 132.2% (identified cost $82,703,277)		82,004,965
Other Assets and Liabilities - (32.2)%		(19,987,423)

Total Net Assets - 100.0%		$62,017,542

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 9.9%

Arizona - 1.5%
Maricopa County Industrial Development Authority, FNMA, 0.050%, 9/15/2035 (3)	$11,460,000	$11,460,000
California - 4.5%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.070%, 7/15/2035 (3) (7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.060%, 12/15/2037 (3) (7)	12,000,000	12,000,000
City of Concord, FHLMC, 0.070%, 12/1/2016 (3) (7)	4,010,000	4,010,000
Santa Cruz Redevelopment Agency, FNMA, 0.060%, 8/15/2035 (3) (7)	12,000,000	12,000,000

		33,010,000
Federal Home Loan Mortgage Corporation - 2.0%
Federal Home Loan Mortgage Corp., 0.070%, 7/15/2050 (3) (7)	9,625,000	9,625,000
Federal Home Loan Mortgage Corp., 0.080%, 9/15/2038 (3) (7)	5,150,000	5,150,000

		14,775,000
Maryland - 1.9%
Prince Georges County Housing Authority, FHLMC, 0.060%, 2/1/2040 (3) (7)	13,900,000	13,900,000

Total Municipals		73,145,000

Mutual Funds - 4.8%
BlackRock Liquidity Funds T-Funds, 0.034%	35,000,000	35,000,000

Total Mutual Funds		35,000,000

Repurchase Agreements - 40.1%
Agreement with Barclays Capital, Inc., 0.070%, dated 11/28/2014, to be repurchased at $25,000,146 on 12/1/2014, collateralized by a U.S. Government Treasury Obligation with a maturity of 4/23/2015, with a market value of $25,500,100	$25,000,000	25,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 11/28/2014, to be repurchased at $24,152,743 on 12/1/2014, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2020, with a market value of $24,638,763	24,152,743	24,152,743
Agreement with Goldman Sachs Group, Inc., 0.070%, dated 11/28/2014, to be repurchased at $120,000,700 on 12/1/2014, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2041, with a market value of $122,101,370	120,000,000	120,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.070%, dated 11/26/2014, to be repurchased at $50,000,681 on 12/3/2014, collateralized by U.S. Government Agency Obligations with various maturities to 5/22/2015, with a market value of $51,000,081	50,000,000	50,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.080%, dated 11/28/2014, to be repurchased at $75,000,500 on 12/1/2014, collateralized by a U.S. Government Agency Obligation with a maturity of 9/10/2015, with a market value of $76,470,291	75,000,000	75,000,000

Total Repurchase Agreements		294,152,743

U.S. Government & U.S. Government Agency Obligations - 45.2%

Federal Farm Credit Bank - 2.2%
0.080%, 1/20/2015 (9)	5,090,000	5,089,434
0.163%, 11/14/2016 (3)	2,992,000	2,993,194
0.179%, 10/11/2016 (3)	3,250,000	3,251,854
0.180%, 1/6/2015	5,000,000	5,000,138

		16,334,620
Federal Home Loan Bank - 19.9%
0.050%, 1/6/2015 (9)	21,600,000	21,598,920
0.060%, 12/3/2014 (9)	10,000,000	9,999,967
0.060%, 1/7/2015 (9)	10,775,000	10,774,335
0.070%, 12/12/2014 (9)	22,317,000	22,316,532
0.080%, 1/21/2015 (9)	15,000,000	14,998,300
0.091%, 4/29/2015 (9)	12,000,000	11,995,480

0.100%, 2/25/2015 (9)	5,000,000	4,998,806
0.100%, 4/6/2015 (9)	3,170,000	3,168,890
0.110%, 3/6/2015 (9)	8,293,000	8,290,593
0.119%, 11/27/2015 (3)	10,000,000	9,999,761
0.200%, 7/17/2015	5,000,000	5,000,000
0.200%, 8/17/2015	7,000,000	7,000,000
0.250%, 1/26/2015	3,830,000	3,830,807
0.250%, 8/27/2015	5,000,000	5,000,000
0.250%, 10/2/2015	7,000,000	7,000,000

		145,972,391
Federal Home Loan Mortgage Corporation - 15.1%
0.050%, 1/12/2015 (9)	9,120,000	9,119,468
0.050%, 1/20/2015 (9)	1,700,000	1,699,882
0.070%, 4/28/2015 (9)	3,900,000	3,898,878
0.080%, 1/8/2015 (9)	3,000,000	2,999,747
0.080%, 4/7/2015 (9)	9,900,000	9,897,206
0.080%, 4/10/2015 (9)	41,000,000	40,986,559
0.085%, 4/27/2015 (9)	25,482,000	25,473,156
0.110%, 1/16/2015 (9)	3,500,000	3,499,508
0.140%, 1/26/2015 (9)	7,000,000	6,998,475
0.300%, 1/9/2015	6,000,000	6,000,915

		110,573,794
Federal National Mortgage Association - 5.5%
0.045%, 1/5/2015 (9)	9,800,000	9,799,571
0.060%, 1/14/2015 (9)	7,094,000	7,093,480
0.085%, 4/22/2015 (9)	8,301,000	8,297,858
0.090%, 1/2/2015 (9)	3,600,000	3,599,712
0.100%, 2/27/2015 (9)	4,250,000	4,248,961
0.100%, 4/1/2015 (9)	3,600,000	3,598,790
0.500%, 7/2/2015	4,000,000	4,007,604

		40,645,976
Overseas Private Investment Corporation - 2.5%
0.110%, 9/15/2020 (3) (8)	8,000,000	8,000,000
0.110%, 9/15/2022 (3) (8)	10,000,000	10,000,000

		18,000,000

Total U.S. Government & U.S. Government Agency Obligations		331,526,781

Total Investments - 100.0% (at amortized cost)		733,824,524
Other Assets and Liabilities - 0.0%		10,798

Total Net Assets - 100.0%		$733,835,322

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.1%

Alabama - 5.9%
Chatom Industrial Development Board:
0.450%, 12/1/2024 (3)	$8,000,000	$8,000,000
0.450%, 8/1/2037 (3)	14,200,000	14,200,000
Columbia Industrial Development Board, 0.040%, 5/1/2022 (3)	2,400,000	2,400,000
Gadsden Industrial Development Board, 0.040%, 6/1/2015 (3)	2,100,000	2,100,000
Mobile County Industrial Development Authority, 0.050%, 7/15/2032 (3)	7,800,000	7,800,000

		34,500,000
California - 9.7%
Deutsche Bank Spears/Lifers Trust:
0.250%, 8/1/2030 (3) (5) (6)	6,403,000	6,403,000
0.250%, 8/1/2042 (3) (5) (6)	19,622,000	19,622,000
0.250%, 8/1/2048 (3) (5) (6)	9,591,000	9,591,000
State of California:
0.020%, 5/1/2034 (3)	10,000,000	10,000,000
0.100%, 3/1/2035 (3) (5) (6)	10,750,000	10,750,000

		56,366,000
Colorado - 5.9%
Colorado Educational & Cultural Facilities Authority:
0.120%, 6/1/2029 (3)	4,030,000	4,030,000
0.240%, 3/1/2035 (3) (5) (6)	14,925,000	14,925,000
Colorado Health Facilities Authority, 0.090%, 1/1/2035 (3)	10,120,000	10,120,000
Puttable Floating Option Tax-Exempt Receipts, 0.390%, 12/1/2028 (3) (5) (6)	5,460,000	5,460,000

		34,535,000
Connecticut - 0.7%
Connecticut Housing Finance Authority, 0.040%, 11/15/2036 (3)	4,170,000	4,170,000
District of Columbia - 0.3%
District of Columbia, 0.190%, 3/1/2026 (3)	1,850,000	1,850,000
Florida - 11.6%
City of West Palm Beach, 0.170%, 10/1/2038 (3)	27,500,000	27,500,000
County of Brevard, 0.190%, 10/1/2019 (3)	1,375,000	1,375,000
County of St. Lucie, 0.050%, 9/1/2028 (3)	8,000,000	8,000,000
Eclipse Funding Trust, 0.040%, 4/1/2037 (3) (5) (6)	2,300,000	2,300,000
Highlands County Health Facilities Authority, 0.040%, 11/15/2037 (3)	2,500,000	2,500,000
Jacksonville Pollution Control, 0.160%, 1/20/2015	16,000,000	16,000,000
JP Morgan Chase Putters/Drivers Trust, 0.140%, 11/1/2015 (3) (5) (6)	7,400,000	7,400,000
Miami-Dade County Industrial Development Authority, 0.040%, 12/1/2038 (3)	2,500,000	2,500,000

		67,575,000
Georgia - 3.4%
Appling County Development Authority, 0.050%, 9/1/2029 (3)	14,600,000	14,600,000
Columbia County Development Authority, 0.140%, 8/1/2018 (3)	1,300,000	1,300,000
Savannah Economic Development Authority, 0.060%, 1/1/2016 (3)	4,085,000	4,085,000

		19,985,000
Illinois - 1.4%
Phoenix Realty Special Account-U LP, 0.140%, 4/1/2020 (3)	8,075,000	8,075,000
Indiana - 7.5%
County of Posey, 0.230%, 4/2/2015 (3)	15,000,000	15,000,000
Indiana Finance Authority:
0.040%, 2/1/2037 (3)	9,500,000	9,500,000
0.050%, 2/1/2037 (3)	19,000,000	19,000,000

		43,500,000

Iowa - 2.3%
Iowa Finance Authority:
0.080%, 2/1/2027 (3)	3,250,000	3,250,000
0.090%, 12/1/2042 (3)	10,000,000	10,000,000

		13,250,000
Kansas - 0.9%
City of Burlington:
0.300%, 12/1/2014	2,995,000	2,995,000
0.300%, 12/1/2014	2,300,000	2,300,000

		5,295,000
Kentucky - 1.4%
Kentucky Area Development Districts, 0.070%, 6/1/2033 (3)	8,190,000	8,190,000
Louisiana - 2.7%
City of Baton Rouge/Parish of East Baton Rouge, 0.030%, 11/1/2019 (3)	6,600,000	6,600,000
Parish of St. James, 0.210%, 11/1/2039 (3)	9,000,000	9,000,000

		15,600,000
Massachusetts - 1.2%
BB&T Municipal Trust, 0.140%, 10/1/2028 (3) (5) (6)	7,000,000	7,000,000
Michigan - 0.7%
Michigan Strategic Fund:
0.080%, 6/1/2039 (3)	960,000	960,000
0.090%, 12/1/2030 (3)	3,115,000	3,115,000

		4,075,000
Minnesota - 0.6%
City of Bloomington:
0.100%, 12/1/2015 (3)	330,000	330,000
0.100%, 12/1/2015 (3)	275,000	275,000
City of Ramsey, 0.170%, 12/1/2023 (3)	2,665,000	2,665,000

		3,270,000
Mississippi - 2.8%
Claiborne County:
0.380%, 12/1/2014	3,800,000	3,800,000
0.380%, 12/4/2014	4,245,000	4,245,000
Mississippi Business Finance Corp., 0.300%, 5/1/2037 (3)	8,294,000	8,294,000

		16,339,000
Missouri - 2.4%
Greene County Industrial Development Authority, 0.120%, 5/1/2039 (3)	1,205,000	1,205,000
Missouri State Health & Educational Facilities Authority, 0.040%, 10/1/2035 (3)	12,550,000	12,550,000

		13,755,000
Nebraska - 1.2%
Nebraska Investment Finance Authority:
0.080%, 9/1/2031 (3)	600,000	600,000
0.080%, 12/1/2037 (3)	6,500,000	6,500,000

		7,100,000
New Hampshire - 4.3%
New Hampshire Business Finance Authority, 0.120%, 9/1/2030 (3)	25,000,000	25,000,000
New Jersey - 2.2%
Borough of Wanaque, 1.000%, 2/27/2015	13,071,850	13,084,677
New York - 4.6%
Binghamton City School District, State Aid Withholding, 1.000%, 1/27/2015	9,000,000	9,009,185
Frewsburg Central School District, State Aid Withholding, 1.000%, 7/16/2015	2,190,000	2,195,645
Greenwich Central School District, State Aid Withholding, 1.000%, 6/26/2015	2,335,000	2,341,867
Owego Apalachin Central School District, State Aid Withholding, 1.000%, 2/27/2015	11,000,000	11,013,749
Phoenix Central School District, State Aid Withholding, 1.000%, 7/17/2015	2,537,000	2,545,398

		27,105,844
North Carolina - 0.3%
North Carolina Housing Finance Agency, 0.350%, 10/1/2015 (3)	2,075,000	2,075,000

Ohio - 1.7%
County of Warren, 0.240%, 9/1/2015 (3)	5,190,000	5,190,000
Montgomery County Transportation Improvement District, 1.250%, 2/11/2015	4,500,000	4,507,459

		9,697,459
Oklahoma - 0.4%
Tulsa Industrial Authority, 0.240%, 11/1/2026 (3)	2,425,000	2,425,000
Pennsylvania - 3.7%
Barclays Capital Municipal Trust Receipts, 0.130%, 8/1/2038 (3) (5) (6)	11,605,000	11,605,000
Joint Venture Interest Trust Receipts, 0.270%, 5/31/2015 (3) (5) (6)	10,000,000	10,000,000

		21,605,000
South Carolina - 0.8%
South Carolina Jobs-Economic Development Authority, 0.070%, 6/1/2030 (3)	5,000,000	5,000,000
South Dakota - 2.3%
South Dakota Housing Development Authority:
0.120%, 11/1/2048 (3)	6,415,000	6,415,000
0.130%, 5/1/2048 (3)	6,935,000	6,935,000

		13,350,000
Texas - 0.5%
Dallam County Industrial Development Corp., 0.080%, 5/1/2039 (3)	2,800,000	2,800,000
Virginia - 0.6%
Barclays Capital Municipal Trust Receipts, 0.090%, 2/1/2028 (3) (5) (6)	3,335,000	3,335,000
Washington - 1.8%
Barclays Capital Municipal Trust Receipts, 0.140%, 6/1/2039 (3) (5) (6)	6,870,000	6,870,000
Washington State Housing Finance Commission, 0.140%, 7/1/2028 (3)	3,395,000	3,395,000

		10,265,000
Wisconsin - 10.1%
Brown Deer School District, 1.000%, 10/22/2015	1,600,000	1,604,954
City of Milwaukee, 0.120%, 2/15/2032 (3)	15,000,000	15,000,000
Merrill Area Public School District, 1.000%, 9/14/2015	5,200,000	5,220,319
Nekoosa School District, 1.000%, 8/24/2015	1,500,000	1,505,832
Raymond School District No. 14, 4.625%, 12/1/2014	1,900,000	1,900,000
Saint Croix Central School District, 2.000%, 3/23/2015 (4)	3,330,000	3,343,287
Wisconsin Health & Educational Facilities Authority:
0.090%, 12/1/2027 (3)	2,200,000	2,200,000
0.240%, 8/15/2034 (3) (5) (6)	25,754,260	25,754,260
Wisconsin Rapids School District, 1.000%, 9/15/2015	2,325,000	2,334,110

		58,862,762
Wyoming - 3.2%
County of Uinta, 0.040%, 8/15/2020 (3)	18,490,000	18,490,000

Total Municipals		577,525,742

Mutual Funds - 1.4%
Federated Tax-Free Obligations Fund, Class I, 0.010%	7,908,729	7,908,729

Total Mutual Funds		7,908,729

Total Investments - 100.5% (at amortized cost)		585,434,471
Other Assets and Liabilities - (0.5)%		(2,910,209)

Total Net Assets - 100.0%		$582,524,262

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 21.6%

Banks - 14.2%
Bank of Nova Scotia/Houston:
0.233%, 4/8/2015 (3)	$25,000,000	$25,000,000
0.243%, 8/12/2015 (3)	50,000,000	50,000,000
Canadian Imperial Bank of Commerce/New York, 0.243%, 8/24/2015 (3)	35,000,000	35,000,000
Nordea Bank AB, 0.235%, 4/14/2015	45,000,000	45,000,000
Royal Bank of Canada/New York, 0.270%, 2/4/2015 (3)	70,000,000	70,000,000
Skandinav Enskilda Bank/New York, 0.245%, 1/26/2015	45,000,000	45,000,000
State Street Bank, 0.281%, 10/1/2015 (3)	50,000,000	50,000,000
Swedbank AB/New York, 0.323%, 2/24/2015 (3)	25,000,000	25,000,000
Toronto Dominion Bank:
0.226%, 6/8/2015 (3)	60,000,000	60,000,000
0.270%, 8/10/2015	50,000,000	50,000,000
Wells Fargo Bank NA:
0.233%, 4/8/2015 (3)	25,000,000	25,000,000
0.255%, 6/16/2015 (3)	50,000,000	50,000,000
0.262%, 11/18/2015 (3)	50,000,000	50,000,000

		580,000,000
European Time Deposit - 7.4%
DNB NOR Bank ASA Cayman, 0.050%, 12/1/2014	150,000,000	150,000,000
Svenska Handelsbanken, Inc., 0.050%, 12/1/2014	150,000,000	150,000,000

		300,000,000

Total Certificates of Deposit		880,000,000

Commercial Paper - 48.8%

Asset-Backed Securities - 17.6%
Chariot Funding LLC:
0.070%, 12/1/2014 (5) (6) (9)	33,648,000	33,648,000
0.270%, 2/26/2015 (5) (6) (9)	25,000,000	24,983,687
0.270%, 3/24/2015 (5) (6) (9)	25,000,000	24,978,813
0.270%, 8/11/2015 (5) (6) (9)	23,000,000	22,956,358
Jupiter Securitization Corp.:
0.210%, 4/30/2015 (5) (6) (9)	25,000,000	24,978,125
0.270%, 4/29/2015 (5) (6) (9)	25,000,000	24,972,063
0.270%, 8/17/2015 (5) (6) (9)	50,000,000	49,902,875
Kells Funding LLC, 0.180%, 3/3/2015 (5) (6) (9)	35,000,000	34,984,433
Liberty Street Funding LLC, 0.170%, 1/5/2015 (5) (6) (9)	40,000,000	39,993,389
Old Line Funding LLC:
0.220%, 12/1/2014 (5) (6) (9)	50,000,000	50,000,000
0.220%, 4/6/2015 (5) (6) (9)	40,000,000	39,969,200
0.220%, 4/20/2015 (5) (6) (9)	30,000,000	29,974,333
Regency Markets No. 1 LLC:
0.140%, 12/12/2014 (5) (6) (9)	50,000,000	49,997,861
0.140%, 12/22/2014 (5) (6) (9)	85,000,000	84,993,204
0.140%, 12/29/2014 (5) (6) (9)	15,000,000	14,998,367
Salisbury Receivables Co., 0.090%, 12/1/2014 (5) (6) (9)	60,000,000	60,000,000
Sheffield Receivables, 0.120%, 12/12/2014 (5) (6) (9)	14,021,000	14,020,486

Thunder Bay Funding LLC:
0.220%, 4/6/2015 (5) (6) (9)	39,575,000	39,544,527
0.220%, 4/20/2015 (5) (6) (9)	25,000,000	24,978,611
0.230%, 2/2/2015 (5) (6) (9)	26,250,000	26,239,434

		716,113,766
Automobiles - 3.4%
American Honda Finance Corp., 0.130%, 2/5/2015 (9)	50,000,000	49,988,083
Toyota Motor Credit Corp.:
0.230%, 1/26/2015 (9)	50,000,000	49,982,111
0.240%, 4/1/2015 (9)	38,000,000	37,969,347

		137,939,541
Beverages - 2.7%
Coca-Cola Co.:
0.210%, 5/26/2015 (5) (6) (9)	25,000,000	24,974,333
0.215%, 3/6/2015 (5) (6) (9)	61,716,000	61,680,985
0.220%, 6/8/2015 (5) (6) (9)	23,000,000	22,973,435

		109,628,753
Construction Machinery - 2.5%
Caterpillar Financial Service Corp., 0.100%, 12/1/2014 (9)	100,000,000	100,000,000
Foreign Banks - 10.2%
Aust & NZ Banking Group, 0.285%, 12/21/2015 (3) (5) (6)	35,000,000	35,000,000
HSBC Bank PLC, 0.236%, 6/9/2015 (3) (5) (6)	50,000,000	50,000,000
Macquarie Bank:
0.305%, 4/20/2015 (5) (6) (9)	18,100,000	18,078,531
0.310%, 1/5/2015 (5) (6) (9)	50,000,000	49,984,930
0.330%, 3/3/2015 (5) (6) (9)	10,000,000	9,991,567
Nordea Bank AB:
0.215%, 4/22/2015 (5) (6) (9)	50,000,000	49,957,597
0.225%, 5/14/2015 (5) (6) (9)	50,000,000	49,948,750
0.225%, 5/15/2015 (5) (6) (9)	5,000,000	4,994,844
Skandinaviska Enskilda Banken AB:
0.240%, 4/8/2015 (5) (6) (9)	30,000,000	29,974,400
0.260%, 5/26/2015 (5) (6) (9)	29,000,000	28,963,138
0.275%, 2/24/2015 (5) (6) (9)	40,000,000	39,974,028
Swedbank, 0.250%, 2/2/2015 (9)	50,000,000	49,978,125

		416,845,910
Insurance - 0.1%
Metropolitan Life Insurance Co., 0.150%, 12/2/2014 (5) (6) (9)	2,000,000	1,999,991
Pharmaceuticals - 3.4%
Novartis Finance Corp.:
0.070%, 12/1/2014 (5) (6) (9)	105,000,000	105,000,000
0.070%, 12/2/2014 (5) (6) (9)	35,000,000	34,999,932

		139,999,932
Retail - 1.2%
Wal-mart Stores, Inc., 0.070%, 12/1/2014 (5) (6) (9)	50,000,000	50,000,000
Utilities - 4.2%
Florida Power & Light Co.:
0.140%, 12/2/2014 (9)	63,200,000	63,199,754
0.150%, 12/4/2014 (9)	75,000,000	74,999,062
0.150%, 12/9/2014 (9)	7,900,000	7,899,737
National Rural Utilities, 0.090%, 12/2/2014 (9)	25,000,000	24,999,938

		171,098,491
Winding Up Agencies - 3.5%
Erste Abwicklungsanstalt:
0.160%, 2/26/2015 (5) (6) (9)	98,000,000	97,960,705
0.170%, 2/3/2015 (5) (6) (9)	10,000,000	9,996,978
0.180%, 3/23/2015 (5) (6) (9)	36,000,000	35,979,840

		143,937,523

Total Commercial Paper		1,987,563,907

Funding Agreements - 2.8%

Insurance - 2.8%
Metropolitan Life Insurance Co.:
0.304%, 12/1/2014 (3) (5) (8)	65,000,000	65,000,000
0.310%, 2/2/2015 (3) (5) (8)	50,000,000	50,000,000

Total Funding Agreements		115,000,000
Municipals - 9.3%

Alaska - 0.4%
City of Valdez, 0.050%, 10/1/2025 (3)	16,500,000	16,500,000
Federal Home Loan Mortgage Corporation - 0.3%
FHLMC Multifamily Variable Rate Demand Certificates, 0.080%, 9/15/2038 (3) (7)	12,515,000	12,515,000
Hawaii - 0.5%
Hawaii State Department of Budget & Finance, 0.140%, 3/1/2037 (3) (7)	19,485,000	19,485,000
Iowa - 0.2%
Iowa Finance Authority, 0.070%, 1/1/2039 (3) (7)	6,290,000	6,290,000
Massachusetts - 0.6%
Massachusetts Development Finance Agency, 0.090%, 10/1/2031 (3)	23,785,000	23,785,000
Michigan - 2.2%
University of Michigan, 0.040%, 4/1/2038 (3)	91,810,000	91,810,000
New York - 3.2%
New York City Housing Development Corp., FNMA, 0.040%, 6/15/2034 (3) (7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.040%, 11/15/2038 (3) (7)	56,100,000	56,100,000
RBC Municipal Products, Inc. Trust, 0.260%, 1/2/2015 (3) (5) (6)	25,000,000	25,000,000

		130,100,000
North Dakota - 0.3%
North Dakota Housing Finance Agency, 0.060%, 1/1/2039 (3) (7)	13,155,000	13,155,000
Tennessee - 0.3%
Johnson City Health & Educational Facilities Board, 0.110%, 8/15/2043 (3)	11,075,000	11,075,000
Texas - 0.6%
Harris County Industrial Development Corp., 0.050%, 3/1/2024 (3)	25,100,000	25,100,000
Vermont - 0.2%
BB&T Municipal Trust, 0.370%, 5/1/2027 (3)	7,435,000	7,435,000
Wisconsin - 0.5%
Wisconsin Housing & Economic Development Authority:
0.070%, 3/1/2035 (3) (7)	10,555,000	10,555,000
0.070%, 9/1/2035 (3) (7)	11,565,000	11,565,000

		22,120,000

Total Municipals		379,370,000

Mutual Funds - 4.0%
BlackRock Liquidity Funds TempFund, 0.138%	165,000,000	165,000,000

Total Mutual Funds		165,000,000

Notes-Variable - 3.4%

Automobiles - 0.6%
American Honda Finance Corp., 0.233%, 6/4/2015 (3)	$25,000,000	25,000,000
Diversified Financial Services - 1.0%
Toyota Motor Credit Corp., 0.230%, 1/14/2015 (3)	40,000,000	40,000,000
Foreign Banks - 1.3%
Bank of Nova Scotia, 1.270%, 1/12/2015 (3)	20,500,000	20,524,149
Westpac Banking Corp., 0.483%, 1/29/2015 (3) (5) (6)	32,000,000	32,012,389

		52,536,538
Insurance - 0.5%
New York Life Global Funding, 0.233%, 10/29/2015 (3) (5) (6)	20,000,000	20,000,000

Total Notes-Variable		137,536,538

Repurchase Agreements - 8.5%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 11/28/2014, to be repurchased at $16,831,400 on 12/1/2014, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2020, with a market value of $17,170,313	16,831,400	16,831,400
Agreement with Goldman Sachs Group, Inc., 0.070%, dated 11/28/2014, to be repurchased at $180,001,050 on 12/1/2014, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2044, with a market value of $183,100,412	180,000,000	180,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.070%, dated 11/24/2014, to be repurchased at $100,001,361 on 12/1/2014, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2044, with a market value of $101,787,194	100,000,000	100,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.080%, dated 11/28/2014, to be repurchased at $50,000,333 on 12/1/2014, collateralized by a U.S. Government Agency Obligation with a maturity of 5/22/2015, with a market value of $51,000,081	50,000,000	50,000,000

Total Repurchase Agreements		346,831,400

U.S. Government & U.S. Government Agency Obligations - 1.6%

Federal Home Loan Bank - 1.6%
0.063%, 1/28/2015 (9)	20,189,000	20,186,951
0.080%, 1/21/2015 (9)	24,000,000	23,997,280
0.250%, 10/2/2015	20,000,000	20,000,000

Total U.S. Government & U.S. Government Agency Obligations		64,184,231

Total Investments - 100.0% (at amortized cost)		4,075,486,076
Other Assets and Liabilities - 0.0%		(58,386)

Total Net Assets - 100.0%		$4,075,427,690

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2014. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2014. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Non-income producing.

(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(3)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2014.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2014, these securities amounted to:

Fund	Amount	% of Total Net Assets
Mid-Cap Growth Fund	$764,804	0.28%
Small-Cap Growth Fund	3,011,044	0.39
TCH Emerging Markets Bond Fund	6,061,786	76.38
Ultra Short Tax-Free Fund	143,140,486	18.50
Short Tax-Free Fund	3,506,838	2.56
Short-Term Income Fund	35,295,772	15.61
Intermediate Tax-Free Fund	28,127,171	1.81
Mortgage Income Fund	7,758,247	5.95
TCH Intermediate Income Fund	18,933,559	13.21
TCH Corporate Income Fund	46,259,560	18.34
TCH Core Plus Bond Fund	138,370,189	14.20
Monegy High Yield Bond Fund	17,412,556	23.26
Tax-Free Money Market Fund	141,015,260	24.21
Prime Money Market Fund	1,720,560,139	42.22

(6)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.91%, 8.41% and 4.38%, respectively, as calculated based upon total portfolio market value.

(8)	Securities have redemption features that may delay redemption beyond seven days.

(9)	Each issue shows the rate of the discount at the time of purchase.

(10)	Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(11)	Foreign Security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.

(12)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(15)	Participation Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agricultural Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2014, the Corporation consisted of 46 portfolios. As of November 30, 2014, this Notes to Schedules of Investments of the quarterly report includes 30 diversified portfolios of the Corporation (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings. As of November 30, 2014, the Corporation also consisted of 10 target retirement and 6 target risk portfolios whose Notes to Schedules of Investments is disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2002	To provide capital appreciation.
Dividend Income Fund	December 29,2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Micro-Cap Fund	September 30, 2013	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Pyrford Global Equity Fund(1)	December 27, 2013	To provide capital appreciation.
Pyrford Global Strategic Return Fund(1)	December 29, 2011	To maximize total return
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
Global Natural Resources Fund(1)	December 27, 2013	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund(1)	September 30, 2013	To maximize total return consistent with current income.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Multi-Asset Income Fund	December 27, 2013	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal
Tax-Free Money Market Fund	September 22, 2004	To provide current income exempt from federal income tax consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal

(1)	Collectively referred to as the “International Funds”.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2014 are as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$79,097,585	$9,189,387	$(622,817)	$8,566,570
Dividend Income Fund	148,597,489	28,969,266	(1,371,141)	27,598,125
Large Cap Value Fund	303,628,381	63,766,260	(2,708,922)	61,057,338
Large-Cap Growth Fund	278,208,816	68,390,862	(3,695,997)	64,694,865
Mid-Cap Value Fund	385,606,236	100,422,233	(6,262,689)	94,159,544
Mid-Cap Growth Fund	321,007,629	89,345,373	(15,875,159)	73,470,214
Small-Cap Value Fund	110,026,801	14,435,677	(4,797,422)	9,638,255
Small-Cap Core Fund	4,862,988	346,034	(172,661)	173,373
Small-Cap Growth Fund	1,040,415,076	178,580,036	(78,134,361)	100,445,675
Micro-Cap Fund	2,491,442	477,608	(129,940)	347,668
Global Low Volatility Equity Fund	5,005,631	335,159	(99,605)	235,554
Pyrford Global Equity Fund	1,415,280	82,672	(57,578)	25,094
Pyrford Global Strategic Return Fund	22,379,184	983,072	(353,829)	629,243
Pyrford International Stock Fund	346,351,075	43,760,600	(12,437,732)	31,322,868
Global Natural Resources Fund	1,846,201	29,349	(141,698)	(112,349)
LGM Emerging Markets Equity Fund	166,656,969	29,109,973	(11,737,323)	17,372,650
TCH Emerging Markets Bond Fund	9,674,299	257,870	(33,201)	224,669

Ultra Short Tax-Free Fund	779,003,109		2,516,271	(257,909)	2,258,362
Short Tax-Free Fund	136,361,095		1,471,023	(89,507)	1,381,516
Short-Term Income Fund	264,571,617		1,574,058	(955,753)	618,305
Intermediate Tax-Free Fund	1,498,439,472		57,053,757	(1,414,729)	55,639,028
Mortgage Income Fund	149,257,329		3,362,888	(303,910)	3,058,978
TCH Intermediate Income Fund	192,721,303		1,985,358	(354,619)	1,630,739
TCH Corporate Income Fund	288,579,086		10,109,723	(519,687)	9,590,036
TCH Core Plus Bond Fund	1,389,569,954		30,627,571	(3,352,775)	27,274,796
Monegy High Yield Bond Fund	73,760,968		1,853,688	(1,480,197)	373,491
Multi-Asset Income Fund	82,690,141		886,591	(1,571,767)	(685,176)
Government Money Market Fund	733,824,524	*	—	—	—
Tax-Free Money Market Fund	585,434,471	*	—	—	—
Prime Money Market Fund	4,075,486,076	*	—	—	—

*	- at amortized cost

3. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of November 30, 2014:

Description	Value
State Street Navigator Securities Lending Prime Portfolio Money Market Fund, 0.150%	$44,502,353

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity	$1,115,118	$1,137,339
Pyrford Global Equity	286,660	293,373
Pyrford Global Strategic Return	4,774,674	4,882,270
Pyrford International Stock	24,644,323	26,194,537
Global Natural Resources	366,274	403,543
LGM Emerging Markets Equity	8,968,810	9,517,196
TCH Emerging Markets Bond	2,031,285	2,074,095

Total	$42,187,144	$44,502,353

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of November 30, 2014 (1):

Description	Value
American Honda Finance Corp., 0.233%, 6/4/2015 (2)	$20,002,500
American Honda Finance Corp., 0.235%, 12/5/2014 (2)	20,000,080
Australia & New Zealand Banking Group Ltd., 0.285%, 12/21/2015 (2)	15,000,000
Australia & New Zealand Banking Group Ltd., 0.432%, 5/7/2015 (2)	3,873,661
Bank of Nova Scotia, 0.245%, 8/12/2015 (2)	47,001,175
Bank of Nova Scotia, 0.422%, 2/19/2015 (2)	3,201,619
Blackrock Liquidity TempCash Money Market Fund, 0.166%	8,487,183
Blackrock Liquidity TempFund Money Market Fund, 0.072%	66,228,748
Chariot Funding LLC, 0.270%, 3/5/2015 (3)	49,899,875
Coca-Cola Co., 0.210%, 3/26/2015 (3)	33,661,077
Coca-Cola Co., 0.215%, 3/6/2015 (3)	15,977,640
Coca-Cola Co., 0.220%, 6/8/2015 (3)	9,687,967
Commonwealth Bank of Australia, 1.034%, 9/18/2015 (2)	26,462,955
DNB ASA, 0.240%, 5/21/2015 (3)	24,970,667
Dreyfus Cash Management Money Market Fund, 0.030%	133,306
Dreyfus Institutional Cash Advantage Money Market Fund, 0.060%	2,359,166
Erste Abwicklungsanstalt, 0.170%, 12/03/2014 (3)	36,984,100
Erste Abwicklungsanstalt, 0.180%, 3/23/2015 (3)	13,991,740

Fidelity Institutional Money Market Fund, 0.047%	112,890,236
General Electric Capital Corp, 0.300%, 6/29/2015	5,610,620
General Electric Capital Corp, 1.625%, 7/2/2015	10,079,250
Goldman Sachs Money Market Fund, 0.068%	47,736,562
HSBC Bank, PLC, 0.236%, 6/9/2015 (2)	25,000,000
JP Morgan Liquid Asset Money Market Fund, 0.078%	110,084,934
Jupiter Securitization Co., 0.270%, 8/17/2015 (3)	18,462,676
Jupiter Securitization Co., 0.270%, 8/20/2015 (3)	24,949,750
Kells Funding, LLC, 0.180%, 2/26/2015 (3)	24,981,750
Macquarie Bank Ltd., 0.260%, 12/12/2014 (3)	8,993,045
Macquarie Bank Ltd., 0.320%, 1/26/2015 (3)	19,968,178
Macquarie Bank Ltd., 0.330%, 3/3/2015 (3)	13,280,493
Metlife Funding Inc., 0.304%, 2/26/2015 (2)	20,000,000
National Rural Utilities Co., 0.282%, 5/1/2015 (2)	30,004,200
Nordea Bank, 0.215%, 4/22/2015 (3)	24,972,976
Nordea Bank, 0.220%, 3/16/2015 (3)	9,989,000
Nordea Bank, 0.225%, 5/15/2015 (3)	19,977,625
Old Line Funding Corp., 0.220%, 12/22/2014 (3)	24,971,736
Old Line Funding Corp., 0.220%, 3/6/2015 (3)	12,985,859
PNC Bank, 0.310%, 1/22/2015 (3)	27,500,000
Reckitt Benckiser, 0.270%, 5/20/2015 (3)	24,955,375
Reckitt Benckiser, 0.300%, 7/30/2015 (3)	4,989,750
Regency Markets LLC, 0.140%, 12/17/2014 (3)	19,998,367
Regency Markets LLC, 0.140%, 12/22/2014 (3)	36,203,494
Regency Markets LLC, 0.140%, 12/29/2014 (3)	5,218,310
Royal Bank of Canada, 0.270%, 2/4/2015 (2)	30,003,300
Salisbury Receivables Co., 0.250%, 2/3/2015 (3)	14,385,300
Skandinaviska Enskilda Bank, 0.240%, 4/8/2015 (3)	9,989,733
Skandinaviska Enskilda Bank, 0.604%, 4/16/2015 (2)	36,440,732
State Street Boston Corp., 0.210%, 12/9/2014 (3)	29,968,500
State Street Bank & Trust Co, 0.281%, 10/1/2015 (2)	25,000,000
Svenska Handelsbaken, 0.140%, 1/16/2015 (3)	22,975,448
Svenska Handelsbaken, 0.220%, 2/13/2015 (3)	33,170,503
Swedbank Foreningsspar, 0.230%, 4/27/2015 (3)	9,988,372
Swedbank Sparbanken, 0.326%, 2/24/2015	22,003,146
Thunder Bay Funding, LLC, 0.230%, 12/15/2014 (3)	29,962,816
Toronto Dominion Bank, 0.002%, 6/8/2015 (2)	11,000,275
Toronto Dominion Bank, 0.232%, 2/6/2015 (2)	15,000,135
Toyota Motor Credit Corp., 0.230%, 1/14/2015 (2)	15,000,855
Toyota Motor Credit Corp., 0.240%, 4/1/2015 (3)	9,986,000
Toyota Motor Credit Corp., 0.384%, 1/26/2015 (3)	24,967,576
Wells Fargo Bank, 0.255%, 6/16/2015 (2)	50,009,450
Western Asset Institutional Cash Reserves Money Market Fund, 0.051%	55,942,332
Western Asset Institutional Liquid Reserves Money Market Fund, 0.063%	49,000,000
Westpac Banking Corp., 0.103%, 7/17/2015 (2)	8,038,560
Westpac Banking Corp., 0.483%, 1/29/2015 (2)	13,231,374
Other	484,304

Total	$1,598,276,356

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$26,778,285	$27,534,875
Dividend Income Fund	51,883,981	53,349,904
Large-Cap Value Fund	103,828,736	106,762,297
Large-Cap Growth Fund	94,352,237	97,018,051
Mid-Cap Value Fund	145,086,145	149,185,387
Mid-Cap Growth Fund	125,470,887	129,015,923
Small-Cap Value Fund	37,692,153	38,757,101
Small-Cap Core Fund	1,445,956	1,486,809
Small-Cap Growth Fund	360,703,994	370,895,270
Short-Term Income Fund	38,830,278	39,927,383
Mortgage Income Fund	21,603,896	22,214,289
TCH Intermediate Income Fund	49,809,336	51,216,642
TCH Corporate Income Fund	39,732,125	40,854,710
TCH Core Plus Bond Fund	437,810,128	450,179,950
Multi-Asset Income Fund	19,331,574	19,877,765

Total	$1,554,359,711	$1,598,276,356

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2014.

(3)	Each issue shows the rate of the discount at the time of purchase.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 3 securities as of November 30, 2014.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$59,239,819	$—	$—	$59,239,819
Short-Term Investments	889,461	27,534,875	—	28,424,336

Total	$60,129,280	$27,534,875	$—	$87,664,155

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$120,462,012	$—	$—	$120,462,012
Short-Term Investments	2,383,698	53,349,904	—	55,733,602

Total	$122,845,710	$53,349,904	$—	$176,195,614

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$251,914,032	$—	$—	$251,914,032
Short-Term Investments	6,009,390	106,762,297	—	112,771,687

Total	$257,923,422	$106,762,297	$—	$364,685,719

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$237,045,525	$—	$—	$237,045,525
Short-Term Investments	8,840,105	97,018,051	—	105,858,156

Total	$245,885,630	$97,018,051	$—	$342,903,681

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$315,941,050	$—	$—	$315,941,050
Short-Term Investments	14,639,343	149,185,387	—	163,824,730

Total	$330,580,393	$149,185,387	$—	$479,765,780

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$259,798,974	$—	$—	$259,798,974
Short-Term Investments	5,662,946	129,015,923	—	134,678,869

Total	$265,461,920	$129,015,923	$—	$394,477,843

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$75,900,831	$—	$—	$75,900,831
Exchange Traded Funds	2,015,934	—	—	2,015,934
Short-Term Investments	2,991,190	38,757,101	—	41,748,291

Total	$80,907,955	$38,757,101	$—	$119,665,056

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$3,474,843	$—	$—	$3,474,843
Short-Term Investments	74,709	1,486,809	—	1,561,518

Total	$3,549,552	$1,486,809	$—	$5,036,361

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$753,632,721	$—	$—	$753,632,721
Short-Term Investments	16,332,760	370,895,270	—	387,228,030

Total	$769,965,481	$370,895,270	$—	$1,140,860,751

Micro-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$2,771,156	$—	$—	$2,771,156
Short-Term Investments	67,954	—	—	67,954

Total	$2,839,110	$—	$—	$2,839,110

Global Low Volatility Equity
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$4,029,520	$—	$—	$4,029,520
Preferred Stocks (1)	5,307	—	—	5,307
Short-Term Investments	1,206,358	—	—	1,206,358

Total	$4,103,846	$1,137,339	$—	$5,241,185

Pyrford Global Equity Fund (2)
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$1,118,470	$—	$—	$1,118,470
Short-Term Investments	321,904	—	—	321,904

Total	$1,440,374	$—	$—	$1,440,374

Pyrford Global Strategic Return Fund (2)
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$4,455,639	$—	$—	$4,455,639
International Bonds	—	4,416,546	—	4,416,546
U.S. Government & U.S. Government Agency Obligations	—	8,463,942	—	8,463,942
Short-Term Investments	5,672,300	—	—	5,672,300

Total	$10,127,939	$12,880,488	$—	$23,008,427

Pyrford International Stock Fund (2)
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$332,496,806	$—	$—	$332,496,806
Preferred Stocks (1)	4,866,635	—	—	4,866,635
Short-Term Investments	40,310,502	—	—	40,310,502

Total	$377,673,943	$—	$—	$377,673,943

Global Natural Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,323,447	$—	$—	$1,323,447
Short-Term Investments	410,405	—	—	410,405

Total	$1,733,852	$—	$—	$1,733,852

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$161,688,292	$—	$—	$161,688,292
Preferred Stocks (1)	3,153,534	—	—	3,153,534
Participation Notes	—	2,789,511	—	2,789,511
Short-Term Investments	16,398,282	—	—	16,398,282

Total	$181,240,108	$2,789,511	$—	$184,029,619

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$5,681,270	$—	$5,681,270
International Bonds	—	1,949,558	—	1,949,558
Short-Term Investments	2,268,140	—	—	2,268,140

Total	$2,268,140	$7,630,828	$—	$9,898,968

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$726,801,338	$—	$726,801,338
Mutual Funds	—	2,000,780	—	2,000,780
Short-Term Investments	18,474,350	33,985,003	—	52,459,353

Total	$18,474,350	$762,787,121	$—	$781,261,471

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$132,148,448	$—	$132,148,448
Short-Term Investments	4,941,986	652,177	—	5,594,163

Total	$4,941,986	$132,800,625	$—	$137,742,611

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$41,885,226	$—	$41,885,226
Collateralized Mortgage Obligations	—	14,757,555	—	14,757,555
Commercial Mortgage Securities	—	15,077,074	—	15,077,074
Corporate Bonds & Notes	—	110,674,948	—	110,674,948
Mutual Funds	3,657,136	2,969,803	—	6,626,939
U.S. Government & U.S. Government Agency Obligations	—	27,592,798	—	27,592,798
U.S. Government Agency-Mortgage Securities	—	2,434,496	—	2,434,496
Short-Term Investments	1,710,303	44,430,583	—	46,140,886

Total	$5,367,439	$259,822,483	$—	$265,189,922

Intermediate Tax-Free Fund (2)
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,505,409,052	$—	$1,505,409,052
Mutual Funds	14,091,014	—	—	14,091,014
Short-Term Investments	32,069,554	2,508,880	—	34,578,434

Total	$46,160,568	$1,507,917,932	$—	$1,554,078,500

Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$361,126	$—	$361,126
Collateralized Mortgage Obligations	—	23,374,749	—	23,374,749
Commercial Mortgage Securities	—	14,137,460	—	14,137,460
U.S. Government Agency-Mortgage Securities	—	90,305,556	—	90,305,556
Short-Term Investments	1,923,127	22,214,289	—	24,137,416

Total	$1,923,127	$150,393,180	$—	$152,316,307

TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$12,431,602	$—	$12,431,602
Commercial Mortgage Securities	—	2,701,661		2,701,661
Corporate Bonds & Notes	—	84,356,372	—	84,356,372
U.S. Government & U.S. Government Agency Obligations	—	13,640,300	—	13,640,300
U.S. Government Agency-Mortgage Securities	—	22,228,962	—	22,228,962
Short-Term Investments	7,776,503	51,216,642	—	58,993,145

Total	$7,776,503	$186,575,539	$—	$194,352,042

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,555,583	$—	$6,555,583
Corporate Bonds & Notes	—	214,521,361	—	214,521,361
Municipals	—	600,595	—	600,595
U.S. Government & U.S. Government Agency Obligations	—	10,476,564	—	10,476,564
Short-Term Investments	20,160,594	45,854,425	—	66,015,019

Total	$20,160,594	$278,008,528	$—	$298,169,122

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$16,874,230	$—	$16,874,230
Commercial Mortgage Securities	—	550,774	—	550,774
Corporate Bonds & Notes	—	510,116,673	—	510,116,673
Municipals	—	360,357	—	360,357
U.S. Government & U.S. Government Agency Obligations	—	139,473,320	—	139,473,320
U.S. Government Agency-Mortgage Securities	—	270,657,803	—	270,657,803
Short-Term Investments	18,631,713	460,179,880	—	478,811,593

Total	$18,631,713	$1,398,213,037	$—	$1,416,844,750

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$70,921,268	$—	$70,921,268
Short-Term Investments	3,213,191	—	—	3,213,191

Total	$3,213,191	$70,921,268	$—	$74,134,459

Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,147,880	$—	$—	$35,147,880
Mutual Funds	25,693,694	—	—	25,693,694
Short-Term Investments	1,285,626	19,877,765	—	21,163,391

Total	$62,127,200	$19,877,765	$—	$82,004,965

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$73,145,000	$—	$73,145,000
Mutual Funds	35,000,000	—	—	35,000,000
Repurchase Agreements	—	294,152,743	—	294,152,743
U.S. Government & U.S. Government Agency Obligations	—	331,526,781	—	331,526,781

Total	$35,000,000	$698,824,524	$—	$733,824,524

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$577,525,742	$—	$577,525,742
Mutual Funds	7,908,729	—	—	7,908,729

Total	$7,908,729	$577,525,742	$—	$585,434,471

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$880,000,000	$—	$880,000,000
Commercial Paper	—	1,987,563,907	—	1,987,563,907
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	379,370,000	—	379,370,000
Mutual Funds	165,000,000	—	—	165,000,000
Notes-Variable	—	137,536,538	—	137,536,538
Repurchase Agreements	—	346,831,400	—	346,831,400
U.S. Government & U.S. Government Agency Obligations		64,184,231		64,184,231

Total	$165,000,000	$3,910,486,076	$—	$4,075,486,076

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Pyrford Global Equity Fund
Short Forward Contracts	$—	$5,489	$—	$5,489
Pyrford Global Strategic Return Fund
Short Forward Contracts	—	8,862	—	8,862
Pyrford International Stock Fund
Short Forward Contracts	—	1,925,186	—	1,925,186
Intermediate Tax-Free Fund
Short Futures Contracts	(65,930)	—	—	(65,930)

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 4, securities for which market valuations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. As a result, due to differences in trading volume constituting an active market between August 31, 2014 and November 30, 2014, fair valuation use resulted in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2014 to November 30, 2014:

	Small Cap Value Fund	LGM Emerging Markets Equity Fund
Transfers into Level 1	$1,180,000	$4,526,603
Transfers out of Level 1	$—	$—

Net Transfers in (out) of Level 1	$1,180,000	$4,526,603

Transfers into Level 2	$—	$—
Transfers out of Level 2	$(1,180,000)	$(4,526,603)

Net Transfers in (out) of Level 2	$(1,180,000)	$(4,526,603)

5. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended November 30, 2014, the Funds did not hold any option contracts.

6. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended November 30, 2014, the Short Tax-Free Fund and Intermediate Tax-Free Fund had an average 5 and 163 short U.S. Treasury futures contracts outstanding, respectively. The Short Tax-Free Fund and Intermediate Tax-Free Fund had $(5,705) and $(338,064) in net realized losses and $(1,679) and $(40,208) in changes in unrealized depreciation on U.S. Treasury futures contracts, respectively. At November 30, 2014, the following Fund had outstanding futures contracts:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Intermediate Tax-Free Fund	March 2015	125	U.S. 5 Year Note	Short	$(65,930)

7. Foreign Exchange Contracts

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended November 30, 2014, the Pyrford Global Equity Fund, Pyrford Global Strategic Return Fund and Pyrford International Stock Fund had average quarterly notional values of $82,417, $276,566 and $43,864,817 on short forward foreign currency exchange contracts and $0, $140,986 and $13,608,514 on long forward foreign currency exchange contracts, respectively. The Pyrford Global Equity Fund, Pyrford Global Strategic Return Fund and Pyrford International Stock Fund had $0, $(9,952) and $(551,685) in net realized losses and $9,193, $21,905 and $3,148,711 in changes in net unrealized appreciation on forward foreign currency contracts, respectively. At November 30, 2014, the following Funds had outstanding foreign currency exchange contracts:

Pyrford Global Equity Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Appreciation	Counterparty
March 18, 2015	Australian Dollar (AUD)	$87,385	AUD	97,000	$81,896	$5,489	StateStreet Bank London

Pyrford Global Strategic Return Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Appreciation	Counterparty
March 18, 2015	Australian Dollar (AUD)	$141,438	AUD	157,000	$132,576	$8,862	StateStreet Bank London

Pyrford International Stock Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Appreciation	Counterparty
March 18, 2015	Australian Dollar (AUD)	$30,727,215	AUD	34,108,000	$28,802,029	$1,925,186	StateStreet Bank London

8. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2014 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Depreciation	Value End of Period	Dividends Credited to Income	Net Realized Loss
Cash Sweep Investments in BMO Government Money Market Fund, Class I, 0.010%
Mortgage Income Fund	$5,780,283	$20,320,672	$24,177,828	$—	1,923,127	$132	$—
Cash Sweep Investments in BMO Tax-Free Money Market Fund, Class I, 0.010%
Ultra Short Tax-Free Fund	12,646,866	125,479,480	119,651,996	—	18,474,350	518	—
Short Tax-Free Fund	949,266	22,189,299	18,196,579	—	4,941,986	51	—
Intermediate Tax-Free Fund	15,311,546	121,873,377	105,115,369	—	32,069,554	433	—
Cash Sweep Investments in BMO Prime Money Market Fund, Class I, 0.010%
Low Volatility Equity Fund	848,192	2,326,435	2,285,166	—	889,461	21	—
Dividend Income Fund	2,260,802	3,449,886	3,326,990	—	2,383,698	64	—
Large-Cap Value Fund	4,567,614	5,044,903	3,603,127	—	6,009,390	123	—
Large-Cap Growth Fund	2,829,759	10,364,669	4,354,323	—	8,840,105	122	—
Mid-Cap Value Fund	11,427,237	16,290,237	13,078,131	—	14,639,343	325	—
Mid-Cap Growth Fund	3,959,857	14,914,443	13,211,354	—	5,662,946	155	—
Small-Cap Value Fund	1,787,767	6,882,008	5,678,585	—	2,991,190	57	—
Small-Cap Core Fund	70,868	57,037	53,196	—	74,709	2	—
Small-Cap Growth Fund	19,470,988	34,791,868	37,930,096	—	16,332,760	490	—
Micro-Cap Fund	43,685	264,393	240,124	—	67,954	1	—
Short-Term Income Fund	2,146,826	28,968,907	29,405,430	—	1,710,303	95	—
TCH Intermediate Income Fund	4,217,503	28,495,208	24,936,208	—	7,776,503	193	—
TCH Corporate Income Fund	5,075,402	58,627,029	43,541,837	—	20,160,594	387	—
TCH Core Plus Bond Fund	25,586,741	92,593,854	99,548,882	—	18,631,713	692	—
Monegy High Yield Bond Fund	369,393	7,576,340	4,732,542	—	3,213,191	43	—
Multi-Asset Income	674,071	12,374,263	11,762,708	—	1,285,626	38	—

Investments in Other Affiliates
Fund/Security Description
Small-Cap Growth Fund
UCP Inc. Class A	5,329,500	—	12,561	(1,505,298)	4,749,402	—	(2,739)
Multi-Asset Income Fund
BMO Short-Term Income Fund	913,630	329,990	—	(2,417)	1,241,743	4,183	—
BMO Monegy High Yield Bond Fund	1,147,979	441,433	—	(43,178)	1,549,114	19,029	—

Totals	2,061,609	771,423	—	(45,595)	2,790,857	23,212	—

Intermediate Tax-Free
BMO Ultra Short Tax-Free Fund	—	5,002,291	—	—	5,002,291	5,123	—

2010 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.3%

Large-Cap Funds - 19.1%
BMO Dividend Income Fund (2)	57,940	$854,617
BMO Large-Cap Value Fund (2)	40,663	712,010
BMO Low Volatility Equity Fund (2)	36,774	516,675
Davis New York Venture Fund	4,214	175,828
Harbor Capital Appreciation Fund	8,168	517,004
T Rowe Price Growth Stock Fund	8,894	516,536
Vanguard Equity Income Fund	12,430	850,449
Vanguard Institutional Index Fund	7,323	1,392,897

Total Large-Cap Funds		5,536,016
Mid-Cap Funds - 4.6%
BMO Mid-Cap Growth Fund (2)	14,993	368,685
BMO Mid-Cap Value Fund (2)	28,741	510,729
Vanguard Mid-Cap Index Fund	13,519	461,403

Total Mid-Cap Funds		1,340,817
Small-Cap Funds - 2.2%
BMO Micro-Cap Fund (1) (2)	7,167	84,423
BMO Small-Cap Growth Fund (2)	10,031	228,110
Goldman Sachs Small Cap Value Fund	5,273	311,116

Total Small-Cap Funds		623,649
International Funds - 11.0%
BMO LGM Emerging Markets Equity Fund (2)	36,506	510,723
BMO LGM Frontier Markets Equity Fund (1) (2)	12,900	124,227
BMO Pyrford International Stock Fund (2)	67,191	854,668
DFA International Small Company Portfolio	4,686	84,631
Dodge & Cox International Stock Fund	18,251	825,107
Harbor International Fund	11,535	800,518

Total International Funds		3,199,874
Fixed Income Funds - 58.9%
BMO Monegy High Yield Bond Fund (2)	49,803	503,512
BMO TCH Core Plus Bond Fund (2)	574,175	6,821,202
Federated Institutional High-Yield Bond Fund	50,675	510,808
Fidelity Advisor Floating Rate High Income Fund	103,356	1,014,955
Metropolitan West Total Return Bond Fund	304,526	3,328,466
PIMCO Unconstrained Bond Fund	167,129	1,886,890
TCW Emerging Markets Income Fund	84,584	712,194
Vanguard Short-Term Inflation-Protected Securities Index Fund	57,687	1,426,590
Vanguard Short-Term Investment Grade Fund	78,979	848,237

Total Fixed Income Funds		17,052,854
Alternative Funds - 1.5%
Credit Suisse Commodity Return Strategy Fund (1)	42,169	273,674
Vanguard REIT Index Fund	8,231	145,440

Total Alternative Funds		419,114

Total Mutual Funds (identified cost $23,379,079)		28,172,324

Short-Term Investments - 2.6%

Mutual Funds - 2.6%
BMO Prime Money Market Fund, Class I, 0.010% (2)	763,478	763,478

Total Short-Term Investments (identified cost $763,478)		763,478

Total Investments - 99.9% (identified cost $24,142,557)		28,935,802
Other Assets and Liabilities - 0.1%		33,064

Total Net Assets - 100.0%		$28,968,866

2015 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.0%

Large-Cap Funds - 25.6%
BMO Dividend Income Fund (2)	6,575	$96,988
BMO Large-Cap Value Fund (2)	5,901	103,318
BMO Low Volatility Equity Fund (2)	4,885	68,629
Davis New York Venture Fund	856	35,726
Harbor Capital Appreciation Fund	1,378	87,210
T Rowe Price Growth Stock Fund	1,501	87,178
Vanguard Equity Income Fund	1,418	96,999
Vanguard Institutional Index Fund	1,312	249,627

Total Large-Cap Funds		825,675
Mid-Cap Funds - 7.0%
BMO Mid-Cap Growth Fund (2)	2,754	67,716
BMO Mid-Cap Value Fund (2)	4,518	80,288
Vanguard Mid-Cap Index Fund	2,286	78,035

Total Mid-Cap Funds		226,039
Small-Cap Funds - 3.2%
BMO Micro-Cap Fund (1) (2)	1,067	12,572
BMO Small-Cap Growth Fund (2)	1,817	41,324
Goldman Sachs Small Cap Value Fund	805	47,521

Total Small-Cap Funds		101,417
International Funds - 15.4%
BMO LGM Emerging Markets Equity Fund (2)	5,968	83,491
BMO LGM Frontier Markets Equity Fund (1) (2)	1,709	16,459
BMO Pyrford International Stock Fund (2)	9,596	122,059
DFA International Small Company Portfolio	885	15,982
Dodge & Cox International Stock Fund	2,883	130,333
Harbor International Fund	1,842	127,821

Total International Funds		496,145
Fixed Income Funds - 44.0%
BMO Monegy High Yield Bond Fund (2)	4,407	44,555
BMO TCH Core Plus Bond Fund (2)	50,733	602,710
Federated Institutional High-Yield Bond Fund	4,416	44,508
Fidelity Advisor Floating Rate High Income Fund	8,776	86,184
Metropolitan West Total Return Bond Fund	27,017	295,299
PIMCO Unconstrained Bond Fund	14,226	160,616
TCW Emerging Markets Income Fund	7,571	63,747
Vanguard Short-Term Inflation-Protected Securities Index Fund	4,771	117,983

Total Fixed Income Funds		1,415,602
Alternative Funds - 1.8%
Credit Suisse Commodity Return Strategy Fund (1)	5,715	37,091
Vanguard REIT Index Fund	1,114	19,687

Total Alternative Funds		56,778

Total Mutual Funds (identified cost $3,078,700)		3,121,656

Short-Term Investments - 2.9%

Mutual Funds - 2.9%
BMO Prime Money Market Fund, Class I, 0.010% (2)	94,927	94,927

Total Short-Term Investments (identified cost $94,927)		94,927

Total Investments - 99.9% (identified cost $3,173,627)		3,216,583
Other Assets and Liabilities - 0.1%		2,764

Total Net Assets - 100.0%		$3,219,347

2020 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 30.2%
BMO Dividend Income Fund (2)	225,443	$3,325,281
BMO Large-Cap Value Fund (2)	265,806	4,654,263
BMO Low Volatility Equity Fund (2)	238,834	3,355,621
Davis New York Venture Fund	35,142	1,466,115
Harbor Capital Appreciation Fund	51,331	3,249,268
T Rowe Price Growth Stock Fund	55,975	3,251,006
Vanguard Equity Income Fund	48,663	3,329,531
Vanguard Institutional Index Fund	57,386	10,914,738

Total Large-Cap Funds		33,545,823
Mid-Cap Funds - 8.6%
BMO Mid-Cap Growth Fund (2)	122,891	3,021,885
BMO Mid-Cap Value Fund (2)	180,208	3,202,289
Vanguard Mid-Cap Index Fund	98,270	3,353,963

Total Mid-Cap Funds		9,578,137
Small-Cap Funds - 4.2%
BMO Micro-Cap Fund (1) (2)	45,974	541,577
BMO Small-Cap Growth Fund (2)	86,869	1,975,405
Goldman Sachs Small Cap Value Fund	35,057	2,068,352

Total Small-Cap Funds		4,585,334
International Funds - 18.4%
BMO LGM Emerging Markets Equity Fund (2)	267,999	3,749,307
BMO LGM Frontier Markets Equity Fund (1) (2)	69,109	665,520
BMO Pyrford International Stock Fund (2)	392,637	4,994,349
DFA International Small Company Portfolio	36,086	651,718
Dodge & Cox International Stock Fund	115,242	5,210,072
Harbor International Fund	73,383	5,092,787

Total International Funds		20,363,753
Fixed Income Funds - 35.3%
BMO Monegy High Yield Bond Fund (2)	118,659	1,199,643
BMO TCH Core Plus Bond Fund (2)	1,404,119	16,680,929
Federated Institutional High-Yield Bond Fund	119,183	1,201,364
Fidelity Advisor Floating Rate High Income Fund	246,330	2,418,964
Metropolitan West Total Return Bond Fund	757,137	8,275,507
PIMCO Unconstrained Bond Fund	390,332	4,406,845
TCW Emerging Markets Income Fund	206,959	1,742,594
Vanguard Short-Term Inflation-Protected Securities Index Fund	132,823	3,284,702

Total Fixed Income Funds		39,210,548
Alternative Funds - 2.1%
Credit Suisse Commodity Return Strategy Fund (1)	243,446	1,579,967
Vanguard REIT Index Fund	44,363	783,896

Total Alternative Funds		2,363,863

Total Mutual Funds (identified cost $84,192,738)		109,647,458

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Prime Money Market Fund, Class I, 0.010% (2)	1,042,005	1,042,005

Total Short-Term Investments (identified cost $1,042,005)		1,042,005

Total Investments - 99.7% (identified cost $85,234,743)		110,689,463
Other Assets and Liabilities - 0.3%		354,621

Total Net Assets - 100.0%		$111,044,084

2025 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.9%

Large-Cap Funds - 33.4%
BMO Dividend Income Fund (2)	20,292	$299,306
BMO Large-Cap Value Fund (2)	27,995	490,191
BMO Low Volatility Equity Fund (2)	19,279	270,869
Davis New York Venture Fund	4,895	204,207
Harbor Capital Appreciation Fund	6,603	417,942
T Rowe Price Growth Stock Fund	7,215	419,049
Vanguard Equity Income Fund	4,226	289,117
Vanguard Institutional Index Fund	6,248	1,188,389

Total Large-Cap Funds		3,579,070
Mid-Cap Funds - 9.7%
BMO Mid-Cap Growth Fund (2)	13,433	330,315
BMO Mid-Cap Value Fund (2)	19,670	349,539
Vanguard Mid-Cap Index Fund	10,649	363,434

Total Mid-Cap Funds		1,043,288
Small-Cap Funds - 5.3%
BMO Micro-Cap Fund (1) (2)	5,401	63,620
BMO Small-Cap Growth Fund (2)	11,212	254,952
Goldman Sachs Small Cap Value Fund	4,302	253,810

Total Small-Cap Funds		572,382
International Funds - 20.9%
BMO LGM Emerging Markets Equity Fund (2)	32,662	456,944
BMO LGM Frontier Markets Equity Fund (1) (2)	5,534	53,291
BMO Pyrford International Stock Fund (2)	42,007	534,332
DFA International Small Company Portfolio	4,711	85,082
Dodge & Cox International Stock Fund	12,577	568,625
Harbor International Fund	7,732	536,614

Total International Funds		2,234,888
Fixed Income Funds - 26.1%
BMO Monegy High Yield Bond Fund (2)	8,468	85,607
BMO TCH Core Plus Bond Fund (2)	100,421	1,193,000
Federated Institutional High-Yield Bond Fund	8,501	85,693
Fidelity Advisor Floating Rate High Income Fund	17,435	171,208
Metropolitan West Total Return Bond Fund	54,099	591,299
PIMCO Unconstrained Bond Fund	27,514	310,632
TCW Emerging Markets Income Fund	15,212	128,081
Vanguard Short-Term Inflation-Protected Securities Index Fund	9,077	224,485

Total Fixed Income Funds		2,790,005
Alternative Funds - 2.5%
Credit Suisse Commodity Return Strategy Fund (1)	27,058	175,604
Vanguard REIT Index Fund	4,919	86,924

Total Alternative Funds		262,528

Total Mutual Funds (identified cost $10,313,638)		10,482,161

Short-Term Investments - 2.0%

Mutual Funds - 2.0%
BMO Prime Money Market Fund, Class I, 0.010% (2)	217,404	217,404

Total Short-Term Investments (identified cost $217,404)		217,404

Total Investments - 99.9% (identified cost $10,531,042)		10,699,565
Other Assets and Liabilities - 0.1%		6,957

Total Net Assets - 100.0%		$10,706,522

2030 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 37.2%
BMO Dividend Income Fund (2)	205,442	$3,030,263
BMO Large-Cap Value Fund (2)	310,218	5,431,914
BMO Low Volatility Equity Fund (2)	217,545	3,056,501
Davis New York Venture Fund	60,319	2,516,497
Harbor Capital Appreciation Fund	70,791	4,481,078
T Rowe Price Growth Stock Fund	77,195	4,483,467
Vanguard Equity Income Fund	44,303	3,031,200
Vanguard Institutional Index Fund	66,924	12,729,032

Total Large-Cap Funds		38,759,952
Mid-Cap Funds - 10.9%
BMO Mid-Cap Growth Fund (2)	143,941	3,539,515
BMO Mid-Cap Value Fund (2)	215,968	3,837,760
Vanguard Mid-Cap Index Fund	116,823	3,987,178

Total Mid-Cap Funds		11,364,453
Small-Cap Funds - 5.8%
BMO Micro-Cap Fund (1) (2)	59,938	706,069
BMO Small-Cap Growth Fund (2)	118,589	2,696,719
Goldman Sachs Small Cap Value Fund	45,251	2,669,838

Total Small-Cap Funds		6,072,626
International Funds - 23.2%
BMO LGM Emerging Markets Equity Fund (2)	326,895	4,573,265
BMO LGM Frontier Markets Equity Fund (1) (2)	94,223	907,368
BMO Pyrford International Stock Fund (2)	440,678	5,605,430
DFA International Small Company Portfolio	50,298	908,377
Dodge & Cox International Stock Fund	137,528	6,217,619
Harbor International Fund	84,871	5,890,017

Total International Funds		24,102,076
Fixed Income Funds - 18.8%
BMO Monegy High Yield Bond Fund (2)	60,162	608,236
BMO TCH Core Plus Bond Fund (2)	716,624	8,513,496
Federated Institutional High-Yield Bond Fund	60,425	609,084
Fidelity Advisor Floating Rate High Income Fund	114,480	1,124,192
Metropolitan West Total Return Bond Fund	375,346	4,102,531
PIMCO Unconstrained Bond Fund	190,464	2,150,341
TCW Emerging Markets Income Fund	108,177	910,851
Vanguard Short-Term Inflation-Protected Securities Index Fund	61,732	1,526,644

Total Fixed Income Funds		19,545,375
Alternative Funds - 2.9%
Credit Suisse Commodity Return Strategy Fund (1)	306,722	1,990,627
Vanguard REIT Index Fund	58,931	1,041,319

Total Alternative Funds		3,031,946

Total Mutual Funds (identified cost $76,393,642)		102,876,428

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.010% (2)	1,120,502	1,120,502

Total Short-Term Investments (identified cost $1,120,502)		1,120,502

Total Investments - 99.9% (identified cost $77,514,144)		103,996,930
Other Assets and Liabilities - 0.1%		115,948

Total Net Assets - 100.0%		$104,112,878

2035 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.0%

Large-Cap Funds - 40.5%
BMO Dividend Income Fund (2)	9,571	$141,175
BMO Large-Cap Value Fund (2)	14,338	251,053
BMO Low Volatility Equity Fund (2)	10,231	143,750
Davis New York Venture Fund	2,881	120,209
Harbor Capital Appreciation Fund	3,228	204,306
T Rowe Price Growth Stock Fund	3,515	204,132
Vanguard Equity Income Fund	2,065	141,271
Vanguard Institutional Index Fund	3,104	590,378

Total Large-Cap Funds		1,796,274
Mid-Cap Funds - 11.9%
BMO Mid-Cap Growth Fund (2)	6,877	169,104
BMO Mid-Cap Value Fund (2)	9,919	176,257
Vanguard Mid-Cap Index Fund	5,329	181,892

Total Mid-Cap Funds		527,253
Small-Cap Funds - 6.5%
BMO Micro-Cap Fund (1) (2)	3,364	39,628
BMO Small-Cap Growth Fund (2)	5,507	125,228
Goldman Sachs Small Cap Value Fund	2,088	123,197

Total Small-Cap Funds		288,053
International Funds - 25.3%
BMO LGM Emerging Markets Equity Fund (2)	15,110	211,389
BMO LGM Frontier Markets Equity Fund (1) (2)	4,508	43,415
BMO Pyrford International Stock Fund (2)	20,550	261,395
DFA International Small Company Portfolio	2,430	43,891
Dodge & Cox International Stock Fund	6,305	285,042
Harbor International Fund	3,989	276,804

Total International Funds		1,121,936
Fixed Income Funds - 10.6%
BMO Monegy High Yield Bond Fund (2)	1,286	13,005
BMO TCH Core Plus Bond Fund (2)	17,254	204,973
Federated Institutional High-Yield Bond Fund	1,289	12,992
Fidelity Advisor Floating Rate High Income Fund	2,677	26,291
Metropolitan West Total Return Bond Fund	9,379	102,516
PIMCO Unconstrained Bond Fund	4,674	52,769
TCW Emerging Markets Income Fund	2,578	21,709
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,417	35,054

Total Fixed Income Funds		469,309
Alternative Funds - 3.2%
Credit Suisse Commodity Return Strategy Fund (1)	13,857	89,933
Vanguard REIT Index Fund	2,801	49,487

Total Alternative Funds		139,420

Total Mutual Funds (identified cost $4,239,367)		4,342,245

Short-Term Investments - 2.0%

Mutual Funds - 2.0%
BMO Prime Money Market Fund, Class I, 0.010% (2)	89,641	89,641

Total Short-Term Investments (identified cost $89,641)		89,641

Total Investments - 100.0% (identified cost $4,329,008)		4,431,886
Other Assets and Liabilities - 0.0%		1,193

Total Net Assets - 100.0%		$4,433,079

2040 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 43.5%
BMO Dividend Income Fund (2)	166,064	$2,449,444
BMO Large-Cap Value Fund (2)	256,638	4,493,731
BMO Low Volatility Equity Fund (2)	175,831	2,470,428
Davis New York Venture Fund	53,827	2,245,666
Harbor Capital Appreciation Fund	58,750	3,718,844
T Rowe Price Growth Stock Fund	63,742	3,702,132
Vanguard Equity Income Fund	35,894	2,455,862
Vanguard Institutional Index Fund	55,648	10,584,275

Total Large-Cap Funds		32,120,382
Mid-Cap Funds - 12.7%
BMO Mid-Cap Growth Fund (2)	122,435	3,010,666
BMO Mid-Cap Value Fund (2)	178,255	3,167,595
Vanguard Mid-Cap Index Fund	93,881	3,204,169

Total Mid-Cap Funds		9,382,430
Small-Cap Funds - 7.0%
BMO Micro-Cap Fund (1) (2)	63,025	742,431
BMO Small-Cap Growth Fund (2)	97,109	2,208,249
Goldman Sachs Small Cap Value Fund	37,179	2,193,573

Total Small-Cap Funds		5,144,253
International Funds - 26.9%
BMO LGM Emerging Markets Equity Fund (2)	269,549	3,770,986
BMO LGM Frontier Markets Equity Fund (1) (2)	77,984	750,988
BMO Pyrford International Stock Fund (2)	357,848	4,551,823
DFA International Small Company Portfolio	48,663	878,849
Dodge & Cox International Stock Fund	110,904	5,013,961
Harbor International Fund	70,118	4,866,155

Total International Funds		19,832,762
Fixed Income Funds - 5.6%
BMO Monegy High Yield Bond Fund (2)	14,114	142,695
BMO TCH Core Plus Bond Fund (2)	147,240	1,749,215
Federated Institutional High-Yield Bond Fund	14,269	143,836
Fidelity Advisor Floating Rate High Income Fund	29,497	289,665
Metropolitan West Total Return Bond Fund	80,018	874,598
PIMCO Unconstrained Bond Fund	38,662	436,494
TCW Emerging Markets Income Fund	25,157	211,820
Vanguard Short-Term Inflation-Protected Securities Index Fund	11,603	286,947

Total Fixed Income Funds		4,135,270
Alternative Funds - 3.2%
Credit Suisse Commodity Return Strategy Fund (1)	240,239	1,559,149
Vanguard REIT Index Fund	46,025	813,259

Total Alternative Funds		2,372,408

Total Mutual Funds (identified cost $52,572,508)		72,987,505

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (2)	781,697	781,697

Total Short-Term Investments (identified cost $781,697)		781,697

Total Investments - 99.9% (identified cost $53,354,205)		73,769,202
Other Assets and Liabilities - 0.1%		47,727

Total Net Assets - 100.0%		$73,816,929

2045 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 93.4%

Large-Cap Funds - 41.4%
BMO Dividend Income Fund (2)	2,916	$43,008
BMO Large-Cap Value Fund (2)	4,550	79,665
BMO Low Volatility Equity Fund (2)	3,103	43,591
Davis New York Venture Fund	937	39,075
Harbor Capital Appreciation Fund	1,035	65,485
T Rowe Price Growth Stock Fund	1,133	65,828
Vanguard Equity Income Fund	630	43,083
Vanguard Institutional Index Fund	985	187,356

Total Large-Cap Funds		567,091
Mid-Cap Funds - 12.0%
BMO Mid-Cap Growth Fund (2)	2,179	53,581
BMO Mid-Cap Value Fund (2)	3,131	55,642
Vanguard Mid-Cap Index Fund	1,636	55,844

Total Mid-Cap Funds		165,067
Small-Cap Funds - 6.7%
BMO Micro-Cap Fund (1) (2)	1,098	12,930
BMO Small-Cap Growth Fund (2)	1,733	39,405
Goldman Sachs Small Cap Value Fund	657	38,764

Total Small-Cap Funds		91,099
International Funds - 25.8%
BMO LGM Emerging Markets Equity Fund (2)	4,778	66,842
BMO LGM Frontier Markets Equity Fund (1) (2)	1,488	14,331
BMO Pyrford International Stock Fund (2)	6,350	80,772
DFA International Small Company Portfolio	852	15,389
Dodge & Cox International Stock Fund	1,981	89,566
Harbor International Fund	1,254	87,039

Total International Funds		353,939
Fixed Income Funds - 4.4%
BMO Monegy High Yield Bond Fund (2)	248	2,508
BMO TCH Core Plus Bond Fund (2)	2,615	31,066
Federated Institutional High-Yield Bond Fund	252	2,539
Metropolitan West Total Return Bond Fund	1,411	15,422
PIMCO Unconstrained Bond Fund	454	5,131
TCW Emerging Markets Income Fund	452	3,803

Total Fixed Income Funds		60,469
Alternative Funds - 3.1%
Credit Suisse Commodity Return Strategy Fund (1)	4,269	27,704
Vanguard REIT Index Fund	815	14,393

Total Alternative Funds		42,097

Total Mutual Funds (identified cost $1,229,741)		1,279,762

Short-Term Investments - 2.2%

Mutual Funds - 2.2%
BMO Prime Money Market Fund, Class I, 0.010% (2)	30,012	30,012

Total Short-Term Investments (identified cost $30,012)		30,012

Total Investments - 95.6% (identified cost $1,259,753)		1,309,774
Other Assets and Liabilities - 4.4%		60,213

Total Net Assets - 100.0%		$1,369,987

2050 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.2%

Large-Cap Funds - 43.2%
BMO Dividend Income Fund (2)	88,415	$1,304,120
BMO Large-Cap Value Fund (2)	137,639	2,410,066
BMO Low Volatility Equity Fund (2)	93,670	1,316,060
Davis New York Venture Fund	28,717	1,198,076
Harbor Capital Appreciation Fund	31,472	1,992,187
T Rowe Price Growth Stock Fund	34,270	1,990,418
Vanguard Equity Income Fund	19,085	1,305,804
Vanguard Institutional Index Fund	29,797	5,667,468

Total Large-Cap Funds		17,184,199
Mid-Cap Funds - 12.7%
BMO Mid-Cap Growth Fund (2)	66,227	1,628,525
BMO Mid-Cap Value Fund (2)	95,266	1,692,878
Vanguard Mid-Cap Index Fund	50,217	1,713,892

Total Mid-Cap Funds		5,035,295
Small-Cap Funds - 7.0%
BMO Micro-Cap Fund (1) (2)	33,392	393,354
BMO Small-Cap Growth Fund (2)	52,263	1,188,466
Goldman Sachs Small Cap Value Fund	20,040	1,182,369

Total Small-Cap Funds		2,764,189
International Funds - 27.0%
BMO LGM Emerging Markets Equity Fund (2)	143,614	2,009,166
BMO LGM Frontier Markets Equity Fund (1) (2)	44,238	426,013
BMO Pyrford International Stock Fund (2)	193,044	2,455,519
DFA International Small Company Portfolio	26,142	472,125
Dodge & Cox International Stock Fund	60,066	2,715,561
Harbor International Fund	38,093	2,643,643

Total International Funds		10,722,027
Fixed Income Funds - 5.1%
BMO Monegy High Yield Bond Fund (2)	7,417	74,990
BMO TCH Core Plus Bond Fund (2)	76,158	904,755
Federated Institutional High-Yield Bond Fund	7,498	75,584
Fidelity Advisor Floating Rate High Income Fund	15,940	156,526
Metropolitan West Total Return Bond Fund	36,036	393,870
PIMCO Unconstrained Bond Fund	17,440	196,898
TCW Emerging Markets Income Fund	9,305	78,348
Vanguard Short-Term Inflation-Protected Securities Index Fund	6,326	156,433

Total Fixed Income Funds		2,037,404
Alternative Funds - 3.2%
Credit Suisse Commodity Return Strategy Fund (1)	128,767	835,698
Vanguard REIT Index Fund	24,834	438,821

Total Alternative Funds		1,274,519

Total Mutual Funds (identified cost $29,078,751)		39,017,633

Short-Term Investments - 1.7%

Mutual Funds - 1.7%
BMO Prime Money Market Fund, Class I, 0.010% (2)	687,813	687,813

Total Short-Term Investments (identified cost $687,813)		687,813

Total Investments - 99.9% (identified cost $29,766,564)		39,705,446
Other Assets and Liabilities - 0.1%		52,430

Total Net Assets - 100.0%		$39,757,876

2055 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.4%

Large-Cap Funds - 43.4%
BMO Dividend Income Fund (2)	2,060	$30,384
BMO Large-Cap Value Fund (2)	3,198	55,992
BMO Low Volatility Equity Fund (2)	2,192	30,797
Davis New York Venture Fund	666	27,770
Harbor Capital Appreciation Fund	729	46,151
T Rowe Price Growth Stock Fund	797	46,272
Vanguard Equity Income Fund	445	30,437
Vanguard Institutional Index Fund	693	131,869

Total Large-Cap Funds		399,672
Mid-Cap Funds - 12.6%
BMO Mid-Cap Growth Fund (2)	1,603	39,420
BMO Mid-Cap Value Fund (2)	2,105	37,405
Vanguard Mid-Cap Index Fund	1,160	39,590

Total Mid-Cap Funds		116,415
Small-Cap Funds - 7.0%
BMO Micro-Cap Fund (1) (2)	770	9,071
BMO Small-Cap Growth Fund (2)	1,216	27,645
Goldman Sachs Small Cap Value Fund	463	27,325

Total Small-Cap Funds		64,041
International Funds - 27.0%
BMO LGM Emerging Markets Equity Fund (2)	3,337	46,688
BMO LGM Frontier Markets Equity Fund (1) (2)	1,046	10,075
BMO Pyrford International Stock Fund (2)	4,486	57,063
DFA International Small Company Portfolio	609	10,991
Dodge & Cox International Stock Fund	1,390	62,832
Harbor International Fund	879	61,004

Total International Funds		248,653
Fixed Income Funds - 4.2%
BMO Monegy High Yield Bond Fund (2)	182	1,843
BMO TCH Core Plus Bond Fund (2)	1,325	15,737
Federated Institutional High-Yield Bond Fund	176	1,773
Fidelity Advisor Floating Rate High Income Fund	375	3,687
Metropolitan West Total Return Bond Fund	678	7,408
PIMCO Unconstrained Bond Fund	238	2,688
TCW Emerging Markets Income Fund	210	1,771
Vanguard Short-Term Inflation-Protected Securities Index Fund	149	3,683

Total Fixed Income Funds		38,590
Alternative Funds - 3.2%
Credit Suisse Commodity Return Strategy Fund (1)	3,016	19,572
Vanguard REIT Index Fund	583	10,294

Total Alternative Funds		29,866

Total Mutual Funds (identified cost $862,978)		897,237

Short-Term Investments - 2.6%

Mutual Funds - 2.6%
BMO Prime Money Market Fund, Class I, 0.010% (2)	23,583	23,583

Total Short-Term Investments (identified cost $23,583)		23,583

Total Investments - 100.0% (identified cost $886,561)		920,820
Other Assets and Liabilities - 0.0%		400

Total Net Assets - 100.0%		$921,220

Diversified Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.5%

Large-Cap Funds - 12.9%
BMO Dividend Income Fund (2)	87,577	$1,291,766
BMO Large-Cap Growth Fund (2)	107,936	2,043,226
BMO Large-Cap Value Fund (2)	106,391	1,862,912
BMO Low Volatility Equity Fund (2)	84,869	1,192,405
Davis New York Venture Fund	26,017	1,085,428
Dodge & Cox Stock Fund	11,095	2,042,830
Harbor Capital Appreciation Fund	24,083	1,524,437
T Rowe Price Growth Stock Fund	28,343	1,646,175
Vanguard Equity Income Fund	18,696	1,279,176
Vanguard Institutional Index Fund	34,065	6,479,108

Total Large-Cap Funds		20,447,463
Mid-Cap Funds - 2.9%
BMO Mid-Cap Growth Fund (2)	60,679	1,492,104
BMO Mid-Cap Value Fund (2)	91,612	1,627,941
Vanguard Mid-Cap Index Fund	44,741	1,527,013

Total Mid-Cap Funds		4,647,058
Small-Cap Funds - 1.9%
BMO Small-Cap Growth Fund (2)	71,311	1,621,611
Goldman Sachs Small Cap Value Fund	22,675	1,337,830

Total Small-Cap Funds		2,959,441
International Funds - 5.6%
BMO LGM Emerging Markets Equity Fund (2)	114,702	1,604,675
BMO Pyrford International Stock Fund (2)	175,232	2,228,950
Dodge & Cox International Stock Fund	55,063	2,489,416
Harbor International Fund	35,571	2,468,651

Total International Funds		8,791,692
Fixed Income Funds - 71.7%
BMO Monegy High Yield Bond Fund (2)	414,743	4,193,049
BMO Short-Term Income Fund (2)	336,777	3,165,704
BMO TCH Core Plus Bond Fund (2)	4,698,269	55,815,432
Fidelity Advisor Floating Rate High Income Fund	605,050	5,941,592
Metropolitan West Total Return Bond Fund	2,379,315	26,005,912
PIMCO Unconstrained Bond Fund	1,605,108	18,121,667

Total Fixed Income Funds		113,243,356
Alternative Funds - 3.5%
Credit Suisse Commodity Return Strategy Fund (1)	456,116	2,960,192
Vanguard REIT Index Fund	145,560	2,572,040

Total Alternative Funds		5,532,232

Total Mutual Funds (identified cost $139,446,827)		155,621,242

Short-Term Investments - 1.3%

Mutual Funds - 1.3%
BMO Prime Money Market Fund, Class I, 0.010% (2)	2,091,059	2,091,059

Total Short-Term Investments (identified cost $2,091,059)		2,091,059

Total Investments - 99.8% (identified cost $141,537,886)		157,712,301
Other Assets and Liabilities - 0.2%		253,804

Total Net Assets - 100.0%		$157,966,105

Moderate Balanced Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 25.0%
BMO Dividend Income Fund (2)	168,632	$2,487,318
BMO Large-Cap Growth Fund (2)	210,965	3,993,576
BMO Large-Cap Value Fund (2)	209,751	3,672,738
BMO Low Volatility Equity Fund (2)	168,039	2,360,949
Davis New York Venture Fund	49,954	2,084,061
Dodge & Cox Stock Fund	20,295	3,736,800
Harbor Capital Appreciation Fund	48,213	3,051,903
T Rowe Price Growth Stock Fund	53,643	3,115,614
Vanguard Equity Income Fund	36,173	2,474,949
Vanguard Institutional Index Fund	63,549	12,087,042

Total Large-Cap Funds		39,064,950
Mid-Cap Funds - 5.6%
BMO Mid-Cap Growth Fund (2)	107,334	2,639,340
BMO Mid-Cap Value Fund (2)	182,623	3,245,210
Vanguard Mid-Cap Index Fund	82,715	2,823,076

Total Mid-Cap Funds		8,707,626
Small-Cap Funds - 3.6%
BMO Small-Cap Growth Fund (2)	136,149	3,096,021
Goldman Sachs Small Cap Value Fund	41,727	2,461,896

Total Small-Cap Funds		5,557,917
International Funds - 10.7%
BMO LGM Emerging Markets Equity Fund (2)	220,841	3,089,569
BMO Pyrford International Stock Fund (2)	325,831	4,144,568
Dodge & Cox International Stock Fund	104,376	4,718,824
Harbor International Fund	69,640	4,833,019

Total International Funds		16,785,980
Fixed Income Funds - 49.6%
BMO Monegy High Yield Bond Fund (2)	296,272	2,995,311
BMO TCH Core Plus Bond Fund (2)	3,306,508	39,281,309
Fidelity Advisor Floating Rate High Income Fund	425,374	4,177,170
Metropolitan West Total Return Bond Fund	1,669,223	18,244,611
PIMCO Unconstrained Bond Fund	1,138,495	12,853,607

Total Fixed Income Funds		77,552,008
Alternative Funds - 3.9%
Credit Suisse Commodity Return Strategy Fund (1)	498,698	3,236,551
Vanguard REIT Index Fund	159,682	2,821,573

Total Alternative Funds		6,058,124

Total Mutual Funds (identified cost $127,653,672)		153,726,605

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (2)	2,373,215	2,373,215

Total Short-Term Investments (identified cost $2,373,215)		2,373,215

Total Investments - 99.9% (identified cost $130,026,887)		156,099,820
Other Assets and Liabilities - 0.1%		164,833

Total Net Assets - 100.0%		$156,264,653

Growth Balanced Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.5%

Large-Cap Funds - 35.6%
BMO Dividend Income Fund (2)	943,903	$13,922,565
BMO Large-Cap Growth Fund (2)	1,059,534	20,056,986
BMO Large-Cap Value Fund (2)	1,046,163	18,318,317
BMO Low Volatility Equity Fund (2)	876,129	12,309,614
Davis New York Venture Fund	278,986	11,639,293
Dodge & Cox Stock Fund	112,812	20,770,876
Harbor Capital Appreciation Fund	248,645	15,739,252
T Rowe Price Growth Stock Fund	308,639	17,925,748
Vanguard Equity Income Fund	193,439	13,235,089
Vanguard Institutional Index Fund	352,154	66,979,706

Total Large-Cap Funds		210,897,446
Mid-Cap Funds - 8.2%
BMO Mid-Cap Growth Fund (2)	623,243	15,325,549
BMO Mid-Cap Value Fund (2)	1,002,542	17,815,174
Vanguard Mid-Cap Index Fund	463,923	15,833,704

Total Mid-Cap Funds		48,974,427
Small-Cap Funds - 5.3%
BMO Small-Cap Growth Fund (2)	762,521	17,339,717
Goldman Sachs Small Cap Value Fund	235,708	13,906,790

Total Small-Cap Funds		31,246,507
International Funds - 15.9%
BMO LGM Emerging Markets Equity Fund (2)	1,254,090	17,544,722
BMO Pyrford International Stock Fund (2)	1,826,450	23,232,444
Dodge & Cox International Stock Fund	588,653	26,613,008
Harbor International Fund	387,544	26,895,528

Total International Funds		94,285,702
Fixed Income Funds - 29.4%
BMO Monegy High Yield Bond Fund (2)	692,922	7,005,443
BMO TCH Core Plus Bond Fund (2)	7,523,622	89,380,630
Fidelity Advisor Floating Rate High Income Fund	600,269	5,894,642
Metropolitan West Total Return Bond Fund	3,900,436	42,631,769
PIMCO Unconstrained Bond Fund	2,577,924	29,104,760

Total Fixed Income Funds		174,017,244
Alternative Funds - 4.1%
Credit Suisse Commodity Return Strategy Fund (1)	2,050,766	13,309,472
Vanguard REIT Index Fund	638,641	11,284,779

Total Alternative Funds		24,594,251

Total Mutual Funds (identified cost $428,117,842)		584,015,577

Short-Term Investments - 1.4%

Mutual Funds - 1.4%
BMO Prime Money Market Fund, Class I, 0.010% (2)	8,111,746	8,111,746

Total Short-Term Investments (identified cost $8,111,746)		8,111,746

Total Investments - 99.9% (identified cost $436,229,588)		592,127,323
Other Assets and Liabilities - 0.1%		474,167

Total Net Assets - 100.0%		$592,601,490

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 47.0%
BMO Dividend Income Fund (2)	308,403	$4,548,946
BMO Large-Cap Growth Fund (2)	362,529	6,862,665
BMO Large-Cap Value Fund (2)	346,504	6,067,286
BMO Low Volatility Equity Fund (2)	299,759	4,211,617
Davis New York Venture Fund	85,548	3,569,066
Dodge & Cox Stock Fund	38,271	7,046,366
Harbor Capital Appreciation Fund	85,324	5,401,027
T Rowe Price Growth Stock Fund	102,342	5,944,019
Vanguard Equity Income Fund	69,067	4,725,583
Vanguard Institutional Index Fund	120,656	22,948,734

Total Large-Cap Funds		71,325,309
Mid-Cap Funds - 11.1%
BMO Mid-Cap Growth Fund (2)	218,278	5,367,466
BMO Mid-Cap Value Fund (2)	341,198	6,063,095
Vanguard Mid-Cap Index Fund	158,412	5,406,588

Total Mid-Cap Funds		16,837,149
Small-Cap Funds - 6.9%
BMO Small-Cap Growth Fund (2)	252,653	5,745,318
Goldman Sachs Small Cap Value Fund	79,908	4,714,547

Total Small-Cap Funds		10,459,865
International Funds - 21.0%
BMO LGM Emerging Markets Equity Fund (2)	430,952	6,029,013
BMO Pyrford International Stock Fund (2)	626,110	7,964,114
Dodge & Cox International Stock Fund	198,462	8,972,476
Harbor International Fund	127,768	8,867,104

Total International Funds		31,832,707
Fixed Income Funds - 8.6%
BMO Monegy High Yield Bond Fund (2)	58,923	595,716
BMO TCH Core Plus Bond Fund (2)	574,561	6,825,788
Fidelity Advisor Floating Rate High Income Fund	38,833	381,341
Metropolitan West Total Return Bond Fund	318,333	3,479,384
PIMCO Unconstrained Bond Fund	166,057	1,874,788

Total Fixed Income Funds		13,157,017
Alternative Funds - 4.3%
Credit Suisse Commodity Return Strategy Fund (1)	561,428	3,643,667
Vanguard REIT Index Fund	164,635	2,909,098

Total Alternative Funds		6,552,765

Total Mutual Funds (identified cost $102,188,912)		150,164,812

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.010% (2)	1,652,706	1,652,706

Total Short-Term Investments (identified cost $1,652,706)		1,652,706

Total Investments - 100.0% (identified cost $103,841,618)		151,817,518
Other Assets and Liabilities - 0.0%		(6,440)

Total Net Assets - 100.0%		$151,811,078

Diversified Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 53.7%
BMO Dividend Income Fund (2)	426,447	$6,290,087
BMO Large-Cap Growth Fund (2)	496,459	9,397,966
BMO Large-Cap Value Fund (2)	471,985	8,264,451
BMO Low Volatility Equity Fund (2)	396,783	5,574,796
Davis New York Venture Fund	114,657	4,783,495
Dodge & Cox Stock Fund	53,315	9,816,439
Harbor Capital Appreciation Fund	116,463	7,372,097
T Rowe Price Growth Stock Fund	139,301	8,090,603
Vanguard Equity Income Fund	92,768	6,347,198
Vanguard Institutional Index Fund	160,410	30,509,967

Total Large-Cap Funds		96,447,099
Mid-Cap Funds - 12.8%
BMO Mid-Cap Growth Fund (2)	295,475	7,265,742
BMO Mid-Cap Value Fund (2)	463,241	8,231,791
Vanguard Mid-Cap Index Fund	215,510	7,355,353

Total Mid-Cap Funds		22,852,886
Small-Cap Funds - 7.9%
BMO Small-Cap Growth Fund (2)	349,163	7,939,963
Goldman Sachs Small Cap Value Fund	106,541	6,285,896

Total Small-Cap Funds		14,225,859
International Funds - 24.4%
BMO LGM Emerging Markets Equity Fund (2)	575,883	8,056,598
BMO Pyrford International Stock Fund (2)	857,447	10,906,727
Dodge & Cox International Stock Fund	277,987	12,567,803
Harbor International Fund	177,315	12,305,692

Total International Funds		43,836,820

Total Mutual Funds (identified cost $107,593,252)		177,362,664

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.010% (2)	1,995,762	1,995,762

Total Short-Term Investments (identified cost $1,995,762)		1,995,762

Total Investments - 99.9% (identified cost $109,589,014)		179,358,426
Other Assets and Liabilities - 0.1%		221,607

Total Net Assets - 100.0%		$179,580,033

Aggressive Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 31.5%
BMO Dividend Income Fund (2)	130,631	$1,926,809
BMO Large-Cap Growth Fund (2)	157,676	2,984,811
BMO Large-Cap Value Fund (2)	163,624	2,865,048
BMO Low Volatility Equity Fund (2)	204,640	2,875,196
Davis New York Venture Fund	45,855	1,913,053
Dodge & Cox Stock Fund	20,319	3,741,189
Harbor Capital Appreciation Fund	30,369	1,922,329
T Rowe Price Growth Stock Fund	65,181	3,785,720
Vanguard Equity Income Fund	27,573	1,886,551
Vanguard Institutional Index Fund	29,522	5,615,117

Total Large-Cap Funds		29,515,823
Mid-Cap Funds - 18.2%
BMO Mid-Cap Growth Fund (2)	232,626	5,720,272
BMO Mid-Cap Value Fund (2)	315,796	5,611,695
Vanguard Mid-Cap Index Fund	167,021	5,700,438

Total Mid-Cap Funds		17,032,405
Small-Cap Funds - 20.1%
BMO Small-Cap Growth Fund (2)	421,668	9,588,721
BMO Small-Cap Value Fund (2)	389,497	5,515,284
Goldman Sachs Small Cap Value Fund	62,931	3,712,930

Total Small-Cap Funds		18,816,935
International Funds - 29.2%
BMO LGM Emerging Markets Equity Fund (2)	392,530	5,491,491
BMO Pyrford International Stock Fund (2)	429,101	5,458,159
DFA International Small Company Portfolio	96,795	1,748,114
Dodge & Cox International Stock Fund	160,958	7,276,898
Harbor International Fund	105,179	7,299,436

Total International Funds		27,274,098

Total Mutual Funds (identified cost $60,316,130)		92,639,261

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Prime Money Market Fund, Class I, 0.010% (2)	837,272	837,272

Total Short-Term Investments (identified cost $837,272)		837,272

Total Investments - 99.9% (identified cost $61,153,402)		93,476,533
Other Assets and Liabilities - 0.1%		64,142

Total Net Assets - 100.0%		$93,540,675

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2014.

(1)	Non-income producing.

(2)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

Additional Information Associated with the Schedules of Investments

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2014, the Corporation consisted of 46 portfolios. As of November 30, 2014, this Notes to Schedules of Investments of the quarterly report includes 10 target retirement and 6 target risk diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor, Institutional, Retirement R-3 and Retirement R-6 classes of shares. As of November 30, 2014, the Corporation also consisted of 30 other portfolios whose Notes to Schedules of Investments is disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
2010 Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Diversified Income Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Balanced Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Balanced Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Diversified Stock Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.
Aggressive Stock Fund	May 30, 2014	To provide capital appreciation.

Each Fund seeks to achieve its investment objectives by investing in a mix of affiliated BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2014 are as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
2010 Fund	$24,203,988	$4,862,385	$(130,571)	$4,731,814
2015 Fund	3,216,583	49,569	(11,501)	38,068
2020 Fund	85,458,158	25,782,442	(542,067)	25,240,375
2025 Fund	10,534,265	210,376	(45,076)	165,300
2030 Fund	77,725,333	26,868,408	(596,811)	26,271,597
2035 Fund	4,333,191	127,740	(29,045)	98,695
2040 Fund	53,435,426	20,760,805	(427,029)	20,333,776
2045 Fund	1,261,355	62,155	(13,736)	48,419
2050 Fund	29,839,121	10,079,368	(213,043)	9,866,325
2055 Fund	889,537	41,530	(10,247)	31,283
Diversified Income	141,543,736	16,854,680	(686,115)	16,168,565
Moderate Balanced	130,031,603	26,778,076	(709,859)	26,068,217
Growth Balanced	436,191,268	158,792,139	(2,856,084)	155,936,055
Aggressive Allocation	103,880,069	48,806,917	(860,163)	47,946,754
Diversified Stock	109,602,673	69,948,476	(192,723)	69,755,753
Aggressive Stock	61,229,438	32,410,483	(163,388)	32,247,095

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended November 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of November 30, 2014. It is the Funds’ policy to recognize transfers between category levels at the end of the period.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Funds’ assets:

2010 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$28,172,324	$—	$—	$28,172,324
Short-Term Investments	763,478	—	—	763,478

Total	$28,935,802	$—	$—	$28,935,802

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,121,656	$—	$—	$3,121,656
Short-Term Investments	94,927	—	—	94,927

Total	$3,216,583	$—	$—	$3,216,583

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$109,647,458	$—	$—	$109,647,458
Short-Term Investments	1,042,005	—	—	1,042,005

Total	$110,689,463	$—	$—	$110,689,463

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,482,161	$—	$—	$10,482,161
Short-Term Investments	217,404	—	—	217,404

Total	$10,699,565	$—	$—	$10,699,565

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$102,876,428	$—	$—	$102,876,428
Short-Term Investments	1,120,502	—	—	1,120,502

Total	$103,996,930	$—	$—	$103,996,930

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,342,245	$—	$—	$4,342,245
Short-Term Investments	89,641	—	—	89,641

Total	$4,431,886	$—	$—	$4,431,886

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$72,987,505	$—	$—	$72,987,505
Short-Term Investments	781,697	—	—	781,697

Total	$73,769,202	$—	$—	$73,769,202

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,279,762	$—	$—	$1,279,762
Short-Term Investments	30,012	—	—	30,012

Total	$1,309,774	$—	$—	$1,309,774

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,017,633	$—	$—	$39,017,633
Short-Term Investments	687,813	—	—	687,813

Total	$39,705,446	$—	$—	$39,705,446

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$897,237	$—	$—	$897,237
Short-Term Investments	23,583	—	—	23,583

Total	$920,820	$—	$—	$920,820

Diversified Income Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$155,621,242	$—	$—	$155,621,242
Short-Term Investments	2,091,059	—	—	2,091,059

Total	$157,712,301	$—	$—	$157,712,301

Moderate Balanced Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$153,726,605	$—	$—	$153,726,605
Short-Term Investments	2,373,215	—	—	2,373,215

Total	$156,099,820	$—	$—	$156,099,820

Growth Balanced Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$584,015,577	$—	$—	$584,015,577
Short-Term Investments	8,111,746	—	—	8,111,746

Total	$592,127,323	$—	$—	$592,127,323

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$150,164,812	$—	$—	$150,164,812
Short-Term Investments	1,652,706	—	—	1,652,706

Total	$151,817,518	$—	$—	$151,817,518

Diversified Stock Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$177,362,664	$—	$—	$177,362,664
Short-Term Investments	1,995,762	—	—	1,995,762

Total	$179,358,426	$—	$—	$179,358,426

Aggressive Stock Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$92,639,261	$—	$—	$92,639,261
Short-Term Investments	837,272	—	—	837,272

Total	$93,476,533	$—	$—	$93,476,533

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. Transactions during the period with entities that are affiliates as of November 30, 2014 are as follows:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
2010 Fund
BMO Low Volatility Equity Fund	$588,766	$12,898	$116,539	$119,883	$516,675	$2,302	$19,890
BMO Dividend Income Fund	974,477	48,272	193,034	275,216	854,617	5,089	43,662
BMO Large-Cap Value Fund	817,009	42,644	165,542	228,617	712,010	—	35,179
BMO Mid-Cap Value Fund	586,074	19,624	97,880	302,237	510,729	—	24,502
BMO Mid-Cap Growth Fund	420,327	13,876	67,820	229,858	368,685	—	33,067
BMO Small-Cap Growth Fund	259,165	10,490	40,850	149,700	228,110	—	16,862
BMO Micro-Cap Fund	97,311	1,704	16,646	12,756	84,423	—	2,137
BMO Pyrford International Stock Fund	970,876	62,387	146,007	183,594	854,668	—	8,127
BMO LGM Emerging Markets Equity Fund	584,976	62,241	123,098	56,768	510,723	—	69
BMO TCH Core Plus Bond Fund	7,644,654	666,982	1,501,273	159,639	6,821,202	52,924	(6,993)
BMO Monegy High Yield Bond Fund	583,404	36,915	98,640	4,760	503,512	7,537	821
BMO LGM Frontier Markets Equity Fund	134,934	—	—	(4,773)	124,227	—	—
BMO Prime Money Market Fund	464,442	4,827,337	4,528,301	—	763,478	12	—

Totals	$14,126,415	$5,805,370	$7,095,630	$1,718,255	$12,853,059	$67,864	$177,323

2015 Fund
BMO Low Volatility Equity Fund	$12,978	$59,443	$6,563	$3,118	$68,629	$63	$59
BMO Dividend Income Fund	18,502	85,553	9,629	3,317	96,988	120	82
BMO Large-Cap Value Fund	19,761	90,971	10,150	3,453	103,318	—	110
BMO Mid-Cap Value Fund	15,381	71,535	7,964	2,071	80,288	—	55
BMO Mid-Cap Growth Fund	12,837	60,269	6,838	1,990	67,716	—	(2)
BMO Small-Cap Growth Fund	7,959	37,038	3,947	440	41,324	—	(33)
BMO Micro-Cap Fund	2,366	11,197	985	81	12,572	—	(2)
BMO Pyrford International Stock Fund	23,238	109,766	11,429	1,170	122,059	—	(571)
BMO LGM Emerging Markets Equity Fund	15,945	75,378	6,539	(306)	83,491	—	(190)
BMO TCH Core Plus Bond Fund	115,417	547,305	60,305	1,805	602,710	2,133	(225)
BMO Monegy High Yield Bond Fund	8,575	40,627	3,945	(606)	44,555	288	(135)
BMO LGM Frontier Markets Equity Fund	3,051	14,203	—	(730)	16,459	—	—
BMO Prime Money Market Fund	18,590	646,690	570,353	—	94,927	1	—

Totals	$274,600	$1,849,975	$698,647	$15,803	$1,435,036	$2,605	$(852)

2020 Fund
BMO Low Volatility Equity Fund	$3,528,590	$13,700	$394,154	$672,637	$3,355,621	$13,701	$18,237
BMO Dividend Income Fund	3,544,190	18,336	335,923	1,000,714	3,325,281	18,336	14,707
BMO Large-Cap Value Fund	4,967,888	88,110	527,534	1,274,227	4,654,263	—	13,731
BMO Mid-Cap Value Fund	3,417,584	155,093	401,481	1,415,185	3,202,289	—	35,156
BMO Mid-Cap Growth Fund	3,160,729	151,524	322,583	1,291,656	3,021,885	—	18,954
BMO Small-Cap Growth Fund	2,110,646	120,671	262,556	954,530	1,975,405	—	51,183
BMO Micro-Cap Fund	586,957	—	59,137	81,958	541,577	—	9,369
BMO Pyrford International Stock Fund	5,270,909	277,256	387,537	840,336	4,994,349	—	(18,354)
BMO LGM Emerging Markets Equity Fund	3,994,019	236,316	392,929	249,022	3,749,307	—	2,649
BMO TCH Core Plus Bond Fund	17,756,318	317,105	1,300,982	261,317	16,680,929	127,246	(8,928)
BMO Monegy High Yield Bond Fund	1,290,428	21,008	71,618	11,256	1,199,643	17,234	962
BMO LGM Frontier Markets Equity Fund	722,881	—	—	(24,713)	665,520	—	—
BMO Prime Money Market Fund	1,261,578	4,410,002	4,629,575	—	1,042,005	31	—

Totals	$51,612,717	$5,809,121	$9,086,009	$8,028,125	$48,408,074	$176,548	$137,666

2025 Fund
BMO Low Volatility Equity Fund	$41,520	$220,670	$2,265	$12,550	$270,869	$288	$7
BMO Dividend Income Fund	46,404	249,073	3,900	10,275	299,306	433	53
BMO Large-Cap Value Fund	76,332	408,388	7,129	16,046	490,191	—	117
BMO Mid-Cap Value Fund	54,560	297,121	7,447	8,239	349,539	—	87
BMO Mid-Cap Growth Fund	50,920	280,688	8,362	9,257	330,315	—	127
BMO Small-Cap Growth Fund	39,483	223,042	9,768	2,028	254,952	—	(220)
BMO Micro-Cap Fund	9,883	54,908	1,232	241	63,620	—	(1)
BMO Pyrford International Stock Fund	82,163	456,459	5,168	2,222	534,332	—	(209)
BMO LGM Emerging Markets Equity Fund	65,920	405,697	7,031	(3,163)	456,944	—	(302)
BMO TCH Core Plus Bond Fund	183,111	1,029,187	19,878	3,848	1,193,000	4,348	(136)
BMO Monegy High Yield Bond Fund	13,167	74,328	527	(1,379)	85,607	569	(20)
BMO LGM Frontier Markets Equity Fund	13,116	42,929	—	(2,481)	53,291	—	—
BMO Prime Money Market Fund	33,092	1,236,305	1,051,993	—	217,404	3	—

Totals	$709,671	$4,978,795	$1,124,700	$57,683	$4,599,370	$5,641	$(497)

2030 Fund
BMO Low Volatility Equity Fund	$3,105,806	$41,761	$276,708	$652,893	$3,056,501	$12,333	$10,700
BMO Dividend Income Fund	3,112,225	34,675	205,727	863,819	3,030,263	16,303	8,231
BMO Large-Cap Value Fund	5,614,766	38,883	361,705	1,405,299	5,431,914	—	7,435
BMO Mid-Cap Value Fund	3,984,303	53,880	232,101	1,380,104	3,837,760	—	18,455
BMO Mid-Cap Growth Fund	3,637,172	86,460	216,477	1,179,212	3,539,515	—	11,114
BMO Small-Cap Growth Fund	2,785,903	111,811	199,745	1,060,024	2,696,719	—	22,273
BMO Micro-Cap Fund	836,814	—	148,740	106,838	706,069	—	11,831
BMO Pyrford International Stock Fund	5,779,657	222,787	210,070	731,149	5,605,430	—	(11,168)
BMO LGM Emerging Markets Equity Fund	4,685,900	297,419	302,288	233,303	4,573,265	—	436
BMO TCH Core Plus Bond Fund	8,810,801	629,790	881,657	134,737	8,513,496	63,300	(6,098)
BMO Monegy High Yield Bond Fund	643,178	10,335	25,025	2,379	608,236	8,682	(225)
BMO LGM Frontier Markets Equity Fund	985,573	—	—	(34,270)	907,368	—	—
BMO Prime Money Market Fund	948,046	4,354,426	4,181,970	—	1,120,502	29	—

Totals	$44,930,144	$5,882,227	$7,242,213	$7,715,487	$43,627,038	$100,647	$72,984

2035 Fund
BMO Low Volatility Equity Fund	$49,817	$91,866	$4,104	$8,137	$143,750	$245	$(38)
BMO Dividend Income Fund	49,727	91,492	3,648	6,481	141,175	328	(86)
BMO Large-Cap Value Fund	88,843	162,070	5,983	10,435	251,053	—	(155)
BMO Mid-Cap Value Fund	62,156	114,547	2,609	5,653	176,257	—	(96)
BMO Mid-Cap Growth Fund	58,843	110,206	2,916	5,646	169,104	—	(116)
BMO Small-Cap Growth Fund	43,426	82,779	1,675	211	125,228	—	(98)
BMO Micro-Cap Fund	13,977	26,053	616	417	39,628	—	7
BMO Pyrford International Stock Fund	91,019	176,248	4,318	(351)	261,395	—	(289)
BMO LGM Emerging Markets Equity Fund	74,123	146,221	5,053	1,379	211,389	—	(304)
BMO TCH Core Plus Bond Fund	71,285	140,346	6,500	1,247	204,973	888	(57)
BMO Monegy High Yield Bond Fund	4,655	8,596	—	(267)	13,005	105	—
BMO LGM Frontier Markets Equity Fund	15,456	30,241	—	(1,904)	43,415	—	—
BMO Prime Money Market Fund	30,479	814,912	755,750	—	89,641	2	—

Totals	$653,806	$1,995,577	$793,172	$37,084	$1,870,013	$1,568	$(1,232)

2040 Fund
BMO Low Volatility Equity Fund	$2,415,768	$9,502	$102,805	$521,360	$2,470,428	$9,502	$3,843
BMO Dividend Income Fund	2,410,670	12,692	45,715	656,206	2,449,444	12,693	850
BMO Large-Cap Value Fund	4,454,670	14,281	91,922	1,136,080	4,493,731	—	3,009
BMO Mid-Cap Value Fund	3,125,837	49,392	33,703	1,085,972	3,167,595	—	561
BMO Mid-Cap Growth Fund	2,968,106	149,570	140,245	900,131	3,010,666	—	3,221
BMO Small-Cap Growth Fund	2,175,278	81,002	48,052	809,090	2,208,249	—	376
BMO Micro-Cap Fund	726,045	—	—	105,783	742,431	—	—
BMO Pyrford International Stock Fund	4,490,735	236,051	33,227	574,434	4,551,823	—	(1,113)
BMO LGM Emerging Markets Equity Fund	3,702,140	156,824	—	169,262	3,770,986	—	—
BMO TCH Core Plus Bond Fund	1,745,261	12,700	—	37,074	1,749,215	12,871	—
BMO Monegy High Yield Bond Fund	145,084	2,237	—	1,253	142,695	1,982	—
BMO LGM Frontier Markets Equity Fund	815,715	—	—	(28,618)	750,988	—	—
BMO Prime Money Market Fund	752,478	2,748,883	2,719,664	—	781,697	19	—

Totals	$29,927,787	$3,473,134	$3,215,333	$5,968,027	$30,289,948	$37,067	$10,747

2045 Fund
BMO Low Volatility Equity Fund	$34,862	$6,984	$736	$3,854	$43,591	$139	$(5)
BMO Dividend Income Fund	34,789	7,667	802	3,329	43,008	186	(6)
BMO Large-Cap Value Fund	64,389	14,438	1,427	5,258	79,665	—	(10)
BMO Mid-Cap Value Fund	45,222	10,723	1,028	3,230	55,642	—	(8)
BMO Mid-Cap Growth Fund	42,839	10,976	1,069	2,771	53,581	—	(11)
BMO Small-Cap Growth Fund	31,394	8,914	1,159	(229)	39,405	—	(44)
BMO Micro-Cap Fund	10,479	2,464	302	463	12,930	—	(4)
BMO Pyrford International Stock Fund	64,808	18,922	1,077	(1,208)	80,772	—	(26)
BMO LGM Emerging Markets Equity Fund	53,244	15,292	445	2,664	66,842	—	(5)
BMO TCH Core Plus Bond Fund	25,181	6,368	370	383	31,066	203	(5)
BMO Monegy High Yield Bond Fund	2,094	487	—	(84)	2,508	31	—
BMO LGM Frontier Markets Equity Fund	12,092	3,299	—	(735)	14,331	—	—
BMO Prime Money Market Fund	22,624	250,010	242,622	—	30,012	1	—

Totals	$444,017	$356,544	$251,037	$19,696	$553,353	$560	$(124)

2050 Fund
BMO Low Volatility Equity Fund	$1,269,446	$23,750	$55,377	$268,024	$1,316,060	$4,993	$1,841
BMO Dividend Income Fund	1,266,785	22,077	22,722	322,683	1,304,120	6,685	296
BMO Large-Cap Value Fund	2,344,547	69,948	69,635	565,994	2,410,066	—	1,450
BMO Mid-Cap Value Fund	1,646,624	57,204	25,721	547,820	1,692,878	—	(31)
BMO Mid-Cap Growth Fund	1,569,758	89,774	49,570	456,431	1,628,525	—	(315)
BMO Small-Cap Growth Fund	1,148,207	92,304	53,070	396,913	1,188,466	—	503
BMO Micro-Cap Fund	381,526	10,278	7,593	52,392	393,354	—	397
BMO Pyrford International Stock Fund	2,365,758	175,042	10,778	267,316	2,455,519	—	(517)
BMO LGM Emerging Markets Equity Fund	1,942,676	141,043	28,559	80,346	2,009,166	—	(197)
BMO TCH Core Plus Bond Fund	878,830	51,327	21,043	18,901	904,755	6,509	(126)
BMO Monegy High Yield Bond Fund	76,240	1,181	—	481	74,990	1,041	—
BMO LGM Frontier Markets Equity Fund	421,760	38,638	—	(15,908)	426,013	—	—
BMO Prime Money Market Fund	607,458	1,764,565	1,684,210	—	687,813	16	—

Totals	$15,919,615	$2,537,131	$2,028,278	$2,961,393	$16,491,725	$19,244	$3,301

2055 Fund
BMO Low Volatility Equity Fund	$25,676	$3,580	$208	$2,681	$30,797	$104	$(5)
BMO Dividend Income Fund	25,622	4,333	485	2,199	30,384	139	5
BMO Large-Cap Value Fund	47,421	7,955	903	3,623	55,992	—	—
BMO Mid-Cap Value Fund	31,756	6,017	786	2,235	37,405	—	(10)
BMO Mid-Cap Growth Fund	33,088	6,543	741	2,161	39,420	—	(33)
BMO Small-Cap Growth Fund	23,121	5,385	966	870	27,645	—	(53)
BMO Micro-Cap Fund	7,717	1,151	—	553	9,071	—	—
BMO Pyrford International Stock Fund	47,730	10,796	—	(1,182)	57,063	—	—
BMO LGM Emerging Markets Equity Fund	39,275	8,656	437	1,552	46,688	—	(15)
BMO TCH Core Plus Bond Fund	13,140	2,656	—	223	15,737	104	—
BMO Monegy High Yield Bond Fund	1,542	352	—	(61)	1,843	22	—
BMO LGM Frontier Markets Equity Fund	8,449	2,380	—	(522)	10,075	—	—
BMO Prime Money Market Fund	19,730	149,101	145,248	—	23,583	1	—

Totals	$324,267	$208,905	$149,774	$14,332	$385,703	$370	$(111)

Diversified Income Fund
BMO Low Volatility Equity Fund	$1,067,725	$56,218	$—	$261,668	$1,192,405	$4,200	$—
BMO Dividend Income Fund	1,247,502	6,569	—	372,857	1,291,766	6,569	—
BMO Large-Cap Value Fund	1,604,220	214,400	—	629,499	1,862,912	—	—
BMO Large-Cap Growth Fund	1,759,302	187,121	—	482,150	2,043,226	—	—
BMO Mid-Cap Value Fund	1,615,116	—	—	655,538	1,627,941	—	—
BMO Mid-Cap Growth Fund	1,413,145	62,380	—	550,356	1,492,104	—	—
BMO Small-Cap Growth Fund	1,554,352	62,385	—	552,727	1,621,611	—	—
BMO Pyrford International Stock Fund	2,202,175	95,866	—	313,523	2,228,950	—	—
BMO LGM Emerging Markets Equity Fund	1,643,674	—	—	139,616	1,604,675	—	—
BMO Short-Term Income	3,160,408	12,010	—	(30,772)	3,165,704	12,002	—
BMO TCH Core Plus Bond Fund	56,148,438	410,608	460,616	3,491,794	55,815,432	411,772	(3,320)
BMO Monegy High Yield Bond Fund	4,266,506	62,483	—	33,929	4,193,049	58,228	—
BMO Prime Money Market Fund	4,098,825	2,448,371	4,456,137	—	2,091,059	89	—

Totals	$81,781,388	$3,618,411	$4,916,717	$7,452,849	$80,230,834	$492,860	$(3,320)

Moderate Balanced Fund
BMO Low Volatility Equity Fund	$2,030,655	197,114	—	490,187	2,360,949	8,082	—
BMO Dividend Income Fund	2,387,381	27,325	—	703,450	2,487,318	12,648	—
BMO Large-Cap Value Fund	3,074,940	511,967	—	1,086,580	3,672,738	—	—
BMO Large-Cap Growth Fund	3,479,517	444,935	104,086	936,525	3,993,576	—	4,413
BMO Mid-Cap Value Fund	3,128,734	154,039	76,359	1,251,515	3,245,210	—	3,986
BMO Mid-Cap Growth Fund	2,726,446	23,679	136,817	1,159,073	2,639,340	—	5,158
BMO Small-Cap Growth Fund	2,916,706	269,361	108,471	994,429	3,096,021	—	223
BMO Pyrford International Stock Fund	4,197,241	252,831	171,451	569,093	4,144,568	—	(4,135)
BMO LGM Emerging Markets Equity Fund	3,132,954	57,146	25,531	208,525	3,089,569	—	263
BMO TCH Core Plus Bond Fund	39,104,096	1,396,722	1,022,023	2,208,982	39,281,309	291,990	(2,245)
BMO Monegy High Yield Bond Fund	3,890,538	64,141	859,934	21,124	2,995,311	42,095	(4,431)
BMO Prime Money Market Fund	4,993,805	5,578,005	8,198,595	—	2,373,215	110	—

Totals	$75,063,013	$8,977,265	$10,703,267	$9,629,483	$73,379,124	$354,925	$3,232

Growth Balanced Fund
BMO Low Volatility Equity Fund	$11,536,771	$45,378	$—	$2,815,294	$12,309,614	$45,379	$—
BMO Dividend Income Fund	13,445,494	70,797	—	4,172,250	13,922,565	70,795	—
BMO Large-Cap Value Fund	17,357,314	621,161	118,024	7,298,634	18,318,317	—	9,760
BMO Large-Cap Growth Fund	19,238,467	—	103,448	5,096,701	20,056,986	—	12,773
BMO Mid-Cap Value Fund	17,674,818	—	—	7,776,904	17,815,174	—	—
BMO Mid-Cap Growth Fund	15,031,135	141,552	—	7,275,625	15,325,549	—	—
BMO Small-Cap Growth Fund	16,839,318	456,662	—	6,170,293	17,339,717	—	—
BMO Pyrford International Stock Fund	23,999,553	—	—	3,330,351	23,232,444	—	—
BMO LGM Emerging Markets Equity Fund	17,971,113	—	—	1,365,964	17,544,722	—	—
BMO TCH Core Plus Bond Fund	94,090,892	689,762	4,923,696	5,513,968	89,380,630	679,417	(12,121)
BMO Monegy High Yield Bond Fund	7,127,846	104,718	—	57,512	7,005,443	97,284	—
BMO Prime Money Market Fund	8,145,234	8,500,293	8,533,781	—	8,111,746	204	—

Totals	$262,457,955	$10,630,323	$13,678,949	$50,873,496	$260,362,907	$893,079	$10,412

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$3,947,196	$15,527	$—	$933,193	$4,211,617	$15,526	$—
BMO Dividend Income Fund	4,607,989	24,262	221,034	1,330,990	4,548,946	24,263	19,800
BMO Large-Cap Value Fund	5,911,360	—	—	2,316,323	6,067,286	—	—
BMO Large-Cap Growth Fund	6,570,875	—	23,597	1,711,931	6,862,665	—	(13)
BMO Mid-Cap Value Fund	6,045,422	92,838	132,219	2,383,233	6,063,095	—	9,110
BMO Mid-Cap Growth Fund	5,239,598	77,292	—	2,311,165	5,367,466	—	—
BMO Small-Cap Growth Fund	5,771,901	126,726	151,188	1,854,999	5,745,318	—	(11,944)
BMO Pyrford International Stock Fund	8,227,080	—	—	1,011,727	7,964,114	—	—
BMO LGM Emerging Markets Equity Fund	6,126,777	110,668	65,352	405,143	6,029,013	—	1,666
BMO TCH Core Plus Bond Fund	8,001,758	102,583	1,235,656	316,875	6,825,788	56,597	3,842
BMO Monegy High Yield Bond Fund	605,936	9,094	—	(531,329)	59,716	8,273	—
BMO Prime Money Market Fund	1,645,381	4,343,078	4,335,753	—	1,652,706	33	—

Totals	$62,701,273	$4,902,068	$6,164,799	$14,044,250	$61,397,730	$104,692	$22,461

Diversified Stock Fund
BMO Low Volatility Equity Fund	$5,417,377	$21,309	$188,612	$1,289,556	$5,574,796	$21,309	$15,568
BMO Dividend Income Fund	6,303,538	32,816	229,323	1,875,001	6,290,087	32,817	21,147
BMO Large-Cap Value Fund	8,124,197	114,223	185,855	3,445,728	8,264,451	—	20,179
BMO Large-Cap Growth Fund	9,102,184	217,148	343,224	2,354,417	9,397,966	—	41,466
BMO Mid-Cap Value Fund	8,283,108	—	116,435	3,632,056	8,231,791	—	10,048
BMO Mid-Cap Growth Fund	7,162,487	35,864	—	3,403,277	7,265,742	—	—
BMO Small-Cap Growth Fund	7,943,454	—	—	2,698,677	7,939,963	—	—
BMO Pyrford International Stock Fund	11,266,855	—	—	1,319,225	10,906,727	—	—
BMO LGM Emerging Markets Equity Fund	8,333,450	—	76,471	559,216	8,056,598	—	(3,563)
BMO Prime Money Market Fund	1,860,257	4,922,936	4,787,431	—	1,995,762	45	—

Totals	$73,796,907	$5,344,296	$5,927,351	$20,577,153	$73,923,883	$54,171	$104,845

Aggressive Stock Fund
BMO Low Volatility Equity Fund	$2,853,253	$11,225	$162,922	$606,753	$2,875,196	$11,223	$8,159
BMO Dividend Income Fund	1,898,177	9,995	35,070	578,473	1,926,809	9,995	(2,389)
BMO Large-Cap Value Fund	2,850,887	—	59,853	723,551	2,865,048	—	1,174
BMO Large-Cap Growth Fund	2,848,051	87,657	84,825	926,130	2,984,811	—	3,719
BMO Mid-Cap Value Fund	5,680,830	—	115,019	2,436,409	5,611,695	—	3,728
BMO Mid-Cap Growth Fund	5,643,985	25,057	—	2,422,880	5,720,272	—	—
BMO Small-Cap Value Fund	5,647,713	—	—	5,138,167	9,588,721	—	—
BMO Small-Cap Growth Fund	9,421,370	237,615	66,957	3,866,666	9,588,721	—	(5,415)
BMO Pyrford International Stock Fund	5,646,314	47,263	53,992	908,987	5,458,159	—	(4,573)
BMO LGM Emerging Markets Equity Fund	5,662,606	94,442	134,611	472,382	5,491,491	—	(736)
BMO Prime Money Market Fund	920,586	2,395,735	2,479,049	—	837,272	22	—

Totals	$49,073,772	$2,908,989	$3,192,298	$18,080,398	$52,948,195	$21,240	$3,667

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2014 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 27, 2015

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 27, 2015